ANNUAL REPORT


MAY 31, 1998


RETAIL FUNDS


[LOGO]NORWEST ADVANTAGE FUNDS -Registered Trademark-


INCOME FUNDS
-----------------------------------
Stable Income Fund
Intermediate Government Income Fund
Income Fund
Total Return Bond Fund


TAX-FREE INCOME FUNDS
-----------------------------------
Tax-Free Income Fund
Colorado Tax-Free Fund
Minnesota Tax-Free Fund


EQUITY FUNDS
-----------------------------------
Income Equity Fund
ValuGrowth-SM- Stock Fund
Diversified Equity Fund
Growth Equity Fund
Small Company Stock Fund
Small Cap Opportunities Fund
International Fund


Not FDIC Insured.  -  No bank guarantee.  -  May lose value.

 TABLE OF CONTENTS                                                  MAY 31, 1998

--------------------------------------------------------------------------------

                                                                            PAGE
                                                                            ----
MESSAGE TO OUR SHAREHOLDERS...............................................    1
INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA..........................    2
         Stable Income Fund...............................................    2
         Intermediate Government Income Fund..............................    3
         Income Fund......................................................    4
         Total Return Bond Fund...........................................    5
         Tax-Free Income Fund.............................................    6
         Colorado Tax-Free Fund...........................................    7
         Minnesota Tax-Free Fund..........................................    8
         Income Equity Fund...............................................    9
         ValuGrowth Stock Fund............................................   10
         Diversified Equity Fund..........................................   11
         Growth Equity Fund...............................................   12
         Small Company Stock Fund.........................................   13
         Small Cap Opportunities Fund.....................................   14
         International Fund...............................................   15

                            NORWEST ADVANTAGE FUNDS
Independent Auditors' Report..............................................   17
Statements of Assets and Liabilities......................................   18
Statements of Operations..................................................   22
Statements of Changes in Net Assets.......................................   26
Financial Highlights......................................................   30
Notes to Financial Statements.............................................   39
Supplementary Information (Unaudited).....................................   46
Schedules of Investments..................................................   47
         Stable Income Fund...............................................   47
         Intermediate Government Income Fund..............................   47
         Income Fund......................................................   47
         Total Return Bond Fund...........................................   48
         Tax-Free Income Fund.............................................   48
         Colorado Tax-Free Fund...........................................   52
         Minnesota Tax-Free Fund..........................................   53
         Income Equity Fund...............................................   56
         ValuGrowth Stock Fund............................................   56
         Diversified Equity Fund..........................................   57
         Growth Equity Fund...............................................   57
         Small Company Stock Fund.........................................   57
         Small Cap Opportunities Fund.....................................   58
         International Fund...............................................   58
         Notes to Schedules of Investments................................   59
                             CORE TRUST (DELAWARE)
Independent Auditors' Report..............................................   62
Report of Independent Accountants.........................................   63
Statements of Assets and Liabilities......................................   64
Statements of Operations..................................................   66
Statements of Changes in Net Assets.......................................   68
Financial Highlights......................................................   70
Notes to Financial Statements.............................................   71
Schedules of Investments..................................................   76
         Stable Income Portfolio..........................................   76
         Managed Fixed Income Portfolio...................................   77
         Positive Return Bond Portfolio...................................   79
         Strategic Value Bond Portfolio...................................   79
         Index Portfolio..................................................   81
         Income Equity Portfolio..........................................   87
         Disciplined Growth Portfolio.....................................   88
         Large Company Growth Portfolio...................................   89
         Small Cap Index Portfolio........................................   90
         Small Company Stock Portfolio....................................   98

                                                                 [LOGO]

 TABLE OF CONTENTS (CONCLUDED)                                      MAY 31, 1998

--------------------------------------------------------------------------------

                                                                            PAGE
                                                                            ----

                       CORE TRUST (DELAWARE) (CONTINUED)
         Small Cap Value Portfolio........................................   99
         Small Company Value Portfolio....................................  101
         Small Company Growth Portfolio...................................  102
         International Portfolio..........................................  104
         Notes to Schedules of Investments................................  107
                             SCHRODER CAPITAL FUNDS
Report of Independent Accountants.........................................  110
Statements of Assets and Liabilities......................................  111
Statements of Operations..................................................  112
Statements of Changes in Net Assets.......................................  113
Financial Highlights......................................................  114
Notes to Financial Statements.............................................  115
Schedules of Investments..................................................  118
         Schroder U.S. Smaller Companies Portfolio........................  118
         Schroder Global Growth Portfolio.................................  119
         Schroder EM Core Portfolio.......................................  121

                                                                 [LOGO]

 A MESSAGE TO OUR SHAREHOLDERS

--------------------------------------------------------------------------------

                                                        July 21, 1998
           Dear Valued Shareholder,
               We are pleased to present the 1998 Annual Report for Norwest Advantage Funds. This report includes fourteen of our thirty-nine Funds. Our five money market funds and three WealthBuilder II Portfolios are reported separately.
               Norwest Advantage Funds experienced another year of
           significant growth, with net assets increasing from $14.7
           billion to $20.8 billion as of May 31, 1998. Our success can be partly attributed to the confidence and support of our shareholders generated by the continued positive performance of many of the Funds. Of course, we will continue to provide prudent management to maintain that confidence.
               Events in Southeast Asia dominated headlines during the past year. Asia's emerging markets were battered by a currency free fall that began in Thailand and swept across Malaysia, Indonesia, South Korea, Hong Kong and the Philippines, sparking a rout from which the region has not yet recovered. At the same time, Japan's economic and banking problems sent that country into a severe recession.
               While the U.S. economy has felt the impact of the Asian "flu", our financial markets have proved quite resilient. Indeed, the combination of low inflation, declining interest rates and strong consumer spending have helped our economy grow at a steady rate, with the S&P 500 Composite Stock Price Index climbing nearly 30% during the fiscal year ended May 31, 1998. Because underlying economic fundamentals in the U.S. remain solid, we are cautiously optimistic that our financial markets will continue to perform relatively well. Still, investors will experience volatile equity markets until Asian economies improve.
               One of the most significant effects of developments in Asia has been the historic "decoupling" of U.S. stock and bond markets. Deflationary forces, especially evident in commodity prices, have lowered our overall inflation rate to very near one percent. Therefore, concerns over Fed tightening have waned, once again.
               While the stock market has retreated from recent highs due to concerns over corporate earnings, the bond market has staged a remarkable rally in this environment. Interest rates on 30-year Treasury bonds have declined from 7 percent in May of last year to less than 6 percent currently, breaking through levels that many thought were impenetrable without evidence of an economic slowdown.
               Keep in mind that not all global markets are in turmoil. European markets have surged during the past year thanks to falling interest rates married with growing enthusiasm for the EURO. In fact, conversion to the EURO, which will be introduced January 1, 1999, has accelerated the movement toward greater competitiveness and free-market capitalism. As a result, Europe's market indices have climbed more than a third in the last year.
               Market volatility is always unnerving to investors. Yet volatility underscores the importance of two tried-and-true investment concepts: diversification to reduce risk and a long-term outlook to weather market fluctuations. To meet your investment needs and tolerance for risk, we offer a wide variety of mutual funds--including new funds we introduced this year--along with personalized service to help you achieve your goals. If you have questions or need information, please call us at 1-(800) 338-1348 or (612) 667-8833, option 2. Thank you for choosing Norwest Advantage Funds. We look forward to working with you in the future.
                                       Sincerely,
                                       /s/ John Y. Keffer
                                       John Y. Keffer,
                                         CHAIRMAN, NORWEST ADVANTAGE
                                         FUNDS

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA                   MAY 31, 1998

--------------------------------------------------------------------------------
 STABLE INCOME FUND

THE STABLE INCOME FUND outperformed its benchmark, the Merrill One-Year T-Bill Index, for the fiscal year ended May 31, 1998 with a return of 6.28% versus 5.91%. In addition, the Stable Income Fund performed favorably versus its Lipper peer groups. The Lipper Ultra Short Category gained 5.73% while the Lipper Short Investment Grade Category rose 6.53%.

The Fund's performance can be attributed to the strong domestic economy. Continued economic growth and favorable news on inflation propelled interest rates lower during the year. Intermediate and long treasury bonds outperformed short treasuries as the yield curve flattened significantly. The yield on the two year Treasury Note decreased 0.67% while the yield on the 30-year Treasury Bond fell 1.11% during the fiscal year.

The Fund's positioning was largely unchanged throughout the course of the year. Spread sectors such as the corporate and asset backed markets endured a volatile year as troubles in the far east impacted risk premiums. The mortgage market enjoyed a phenomenal year in the face of a 115 basis point rally in interest rates during the past twelve months. Maturities and cash flows from our mortgage backed and ARM positions were reinvested in corporates, taxable municipals, asset backed securities and treasury notes. The Fund's duration was maintained at one year while earning our yield advantage versus the benchmark.

Fund strategy will continue to focus on selection of undervalued securities and sectors rather than interest rate forecasting. We essentially manage the Fund towards a targeted duration of one year. We attempt to outperform the benchmark by building in a yield advantage, relative to the benchmark, through an emphasis on corporate, mortgage-backed and asset-backed securities.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE FOR ALL OTHER CLASSES WOULD BE LOWER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
        STABLE INCOME FUND VS. ONE-YEAR U.S. TREASURY BILL ("INDEX") AND
                MERRILL LYNCH TREASURY BILL 1 YEAR ("ML INDEX")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with two broad-based securities market indices. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Indices do not. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                           AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 1998
                      ---------------------------------------------------------
                       A SHARES     B SHARES    I SHARES     INDEX    ML INDEX
                      -----------  -----------  ---------  ---------  ---------
ONE YEAR                    4.74%        4.75%       6.28%      5.91%      5.91%
SINCE INCEPTION             5.95%        5.06%       6.38%      6.13%      6.13%
INCEPTION DATE          11/11/94*     5/17/96    11/11/94   10/31/94   10/31/94
VALUE MAY 31, 1998       $12,288      $11,136     $12,463    $12,376    $12,376

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 Fund    ML Index       Index
11/09/94   $10,000.00  $10,000.00  $10,000.00
May-95      10,450.00   10,428.46   10,428.46
May-96      11,038.06   11,011.63   11,011.69
May-97      11,727.14   11,684.85   11,684.84
May-98      12,463.00   12,375.82   12,375.94

* 5/2/96 was the inception date of Class A Shares of the Fund; however, performance information has been calculated using the inception date of the initial class of shares.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF I SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF THE OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

THE RETURNS ABOVE ARE CALCULATED USING THE APPLICABLE SALES CHARGE FOR CLASS A SHARES AND THE APPLICABLE DEFERRED SALES CHARGE FOR CLASS B SHARES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDICES ARE UNMANAGED AND ARE NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED)       MAY 31, 1998

--------------------------------------------------------------------------------
 INTERMEDIATE GOVERNMENT INCOME FUND

For the fiscal year ended May 31, 1998 the Fund completed another successful year of outperforming its benchmark, the Lipper Intermediate U.S. Government Average. The Fund's total return exceeded the benchmark total return by 88 basis points, returning 10.19% vs. 9.31%.

We positioned the Fund for a declining interest rate scenario, which turned out to be the correct strategy during the last twelve months. This Fund is positioned in the intermediate part of the yield curve, and interest rates declined 0.81% in the five year Treasury Note and 1.11% in the ten year Treasury Note during the fiscal year. The second strategy that added to performance was our limited use of callable securities, such as mortgages and callable agencies. Callable securities tend to hinder performance when interest rates decline.

In addition to strategies that are related to declining interest rates, we also structured our bond maturities to resemble more of a barbell, thus anticipating that the yield curve would flatten. This indeed was the case, as the two-year treasury note decreased 0.67% in yield during the fiscal year, while the ten-year decreased 1.11% in yield. When a longer bond decreases in yield more than a shorter bond, the yield curve flattens.

As we enter our new fiscal year, we continue to be bullish on the bond market and expect interest rates to continue to decline. Therefore, we are not planning any major strategic changes to the fund structure in the upcoming months.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE FOR ALL OTHER CLASSES WOULD BE LOWER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
INTERMEDIATE GOVERNMENT INCOME FUND VS. LEHMAN BROTHERS INTERMEDIATE GOVERNMENT
                                     INDEX
   ("LEHMAN INDEX") AND LIPPER INTERMEDIATE U.S. GOVERNMENT AVERAGE ("LIPPER
                                   AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based securites market index and a peer based average. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                            AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 1998
                      -----------------------------------------------------------
                                                            LEHMAN      LIPPER
                      A SHARES    B SHARES     I SHARES*     INDEX     AVERAGE+
                      ---------  -----------  -----------  ---------  -----------
ONE YEAR                   5.80%       7.38%       10.19%      10.30%       9.31%
FIVE YEAR                  4.15%       N.A.         5.00%       6.77%       5.65%
TEN YEAR                   6.78%       N.A.         7.21%       8.50%       7.79%
SINCE INCEPTION            N.A.        6.10%        N.A.        N.A.        N.A.
INCEPTION DATE             N.A.**    5/17/96        N.A.        N.A.        N.A.
VALUE MAY 31, 1998      $19,279     $11,284      $20,081     $22,628     $21,181

* Prior to November 11, 1994, Norwest Investment Management managed a collective trust fund with investment objectives and policies that were, in all material respects, equivalent to the Fund. The performance of the Fund includes the performance of the predecessor collective investment fund for the periods before it became a mutual fund on November 11, 1994. The collective investment fund performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

** 5/2/96 was the inception date of Class A Shares of the Fund; however performance information has been calculated using the inception date of the initial class of shares.

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF I SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF THE OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

THE RETURNS ABOVE ARE CALCULATED USING THE APPLICABLE SALES CHARGE FOR CLASS A SHARES AND THE APPLICABLE DEFERRED SALES CHARGE FOR CLASS B SHARES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED. THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED)       MAY 31, 1998

--------------------------------------------------------------------------------
 INCOME FUND

For the fiscal year ended May 31, 1998 the Fund completed another successful year of outperforming its benchmark, the Lipper Corporate Debt A- Rated average. The Fund's total return exceeded its benchmark total return by 150 basis points, returning 12.35% vs. 10.78%.

The Fund's performance is the result of two different strategies. We positioned the Fund for a declining interest rate scenario, which turned out to be the correct strategy during the last twelve months. This Fund is positioned around a ten-year maturity, in which interest rates declined 1.11% for the fiscal year on the 10-Year Treasury Note. The second strategy that added to performance was our limited use of callable securities, such as mortgages and callable agencies. Callable securities tend to hinder performance when interest rates decline.

In addition to strategies that are related to declining interest rates, we also structured our bond maturities to resemble more of a barbell, thus anticipating that the yield curve would flatten. This indeed was the case, as the two-year Treasury Note decreased 0.67% in yield for the fiscal year, while the thirty-year decreased 1.11% in yield. When a longer bond decreases in yield more than a shorter bond, the yield curve flattens.

As we enter our new fiscal year, we continue to be bullish on the bond market and expect interest rates to continue to decline. Therefore, we are not planning any major strategic changes to the fund structure in the upcoming months.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE FOR ALL OTHER CLASSES WOULD BE LOWER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
    INCOME FUND VS. LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX ("LEHMAN INDEX I"), LEHMAN BROTHERS AGGREGATE INDEX ("LEHMAN INDEX II") AND
            LIPPER CORPORATE DEBT A-RATED AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with two broad-based securities market indices and a peer based average. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Indices do not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                  AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 1998
                      ----------------------------------------------------------------------
                                                          LEHMAN      LEHMAN       LIPPER
                      A SHARES    B SHARES    I SHARES    INDEX I   INDEX II**    AVERAGE+
                      ---------  -----------  ---------  ---------  -----------  -----------
ONE YEAR                   7.97%       9.52%      12.35%      8.82%      10.91%       10.78%
FIVE YEAR                  4.78%       N.A.        5.62%      6.30%       7.08%        6.55%
TEN YEAR                   7.83%       N.A.        8.26%      8.34%       9.23%        8.73%
SINCE INCEPTION            N.A.        4.63%       N.A.       N.A.        N.A.         N.A.
INCEPTION DATE             N.A.      8/5/93        N.A.*      N.A.        N.A.         N.A.
VALUE MAY 31, 1998      $21,248     $12,444     $22,113    $22,296     $24,181      $23,104

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              FUND      LEHMAN INDEX   LEHMAN INDEX II   LIPPER AVERAGE
05/31/88       $9,600         $10,000           $10,000          $10,000
May-89      10,442.58       10,921.43        $11,151.59        11,096.42
May-90      11,351.72       11,912.28         12,196.92        11,902.79
May-91      12,756.91       13,332.30         13,724.71        13,274.70
May-92      14,489.22       14,876.23         15,432.88        14,970.53
May-93      16,150.02       16,424.76         17,179.18        16,819.39
May-94      15,895.57       16,639.31         17,298.53        16,905.69
May-95      17,245.73       18,243.72         19,285.81        18,707.27
May-96      17,691.31       19,081.24         20,130.01        19,367.34
May-97      18,892.60       20,488.26         21,802.03        20,855.79
May-98      21,247.75       22,295.91         24,181.36        23,103.84

* 8/2/93 was the inception date of Class I Shares of the Fund; however, performance information has been calculated using the inception date of the initial class of shares.

** Because the fund includes asset backed securities and has a longer duration than reflected in Lehman Index I, Lehman Index II is a more suitable benchmark. For this reason, we have also included the comparison to Lehman Index II.

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF A SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF THE OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

THE RETURNS ABOVE ARE CALCULATED USING THE APPLICABLE SALES CHARGE FOR CLASS A SHARES AND THE APPLICABLE DEFERRED SALES CHARGE FOR CLASS B SHARES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED)       MAY 31, 1998

--------------------------------------------------------------------------------
 TOTAL RETURN BOND FUND

For the fiscal year ended May 31, 1998, the Fund under-performed its benchmark, the Lipper Corporate Debt A- Rated Fund Average, with a return of 9.45% versus 10.78%. Prior to January 9, 1998, the Fund's investment decisions were based on an analysis of major changes in the direction of interest rates. After January 9, 1998, although investing in similar type securities, the Fund investment decisions are based on relative value as opposed to the prediction of interest rates. In general, particular emphasis is placed on higher current income instruments such as corporate bonds and mortgage/asset-backed securities in order to enhance returns. It is believed that this exposure enhances performance in varying economic and interest rate cycles while avoiding excessive risk concentrations.

The Fund's fiscal year 1998 performance reflects a strong domestic economy. Continued economic growth and favorable news on inflation propelled interest rates lower during the year. Intermediate and long treasury bonds outperformed short treasuries as the yield curve flattened significantly. The yield on the two year Treasury Note decreased 0.67% while the yield on the 30-year Treasury Bond fell 1.11% during the fiscal year. The Fund's performance was also impacted by spread sectors such as corporate and asset backed markets which endured a volatile year as troubles in the far east impacted risk premiums. The mortgage market enjoyed a phenomenal year in the face of a 115 basis point rally in interest rates during the past twelve months.

Going forward, the Fund's strategy will continue to focus on relative value as opposed to prediction of the direction of interest rates. Particular emphasis will be placed on higher current income instruments such as corporate bonds and mortgage/asset-backed securities in order to enhance returns. Strategic diversification will enhance performance in varying economic and interest rate cycles while avoiding excessive risk concentrations.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE FOR ALL OTHER CLASSES WOULD BE LOWER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
  TOTAL RETURN BOND FUND VS. LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE
                                     INDEX
 ("LEHMAN INDEX") AND LIPPER CORPORATE DEBT A- RATED AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                           AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 1998
                      ---------------------------------------------------------
                                                          LEHMAN      LIPPER
                      A SHARES    B SHARES    I SHARES     INDEX     AVERAGE+
                      ---------  -----------  ---------  ---------  -----------
ONE YEAR                   5.08%       6.64%       9.45%      8.82%      10.78%
SINCE INCEPTION            5.09%       5.15%       6.10%      6.21%       6.19%
INCEPTION DATE         12/31/93    12/31/93    12/31/93   12/31/93    12/31/93
VALUE MAY 31, 1998      $12,114     $12,194     $12,634    $13,047     $13,036

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               FUND      LEHMAN INDEX   LIPPER AVERAGE    A SHARES    B SHARES
31-Dec-93   $10,000.00      $10,000.00       $10,000.00   $9,600.00  $10,000.00
May-94       $9,806.26       $9,737.19        $9,538.54   $9,413.01   $9,780.42
May-95      $10,731.01      $10,676.07       $10,555.03  $10,299.38  $10,620.53
May-96      $11,098.00      $11,166.18       $10,927.45  $10,650.54  $10,899.52
May-97      $11,869.05      $11,989.56       $11,767.26  $11,379.00  $11,582.77
May-98      $12,991.31      $13,047.38       $13,035.66  $12,455.37  $12,583.14

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE RETURNS ABOVE ARE CALCULATED USING THE APPLICABLE SALES CHARGE FOR CLASS A SHARES AND THE APPLICABLE DEFERRED SALES CHARGE FOR CLASS B SHARES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED)       MAY 31, 1998

--------------------------------------------------------------------------------
 TAX-FREE INCOME FUND

For the fiscal year ended May 31, 1998 the Fund outperformed its benchmark, the Lipper General Municipal Debt Average. The Fund's total return exceeded its benchmark total return by 101 basis points, returning 10.22% vs. 9.21%.

The Fund's return reflects the following strategy. The Tax-Free Income Fund has made significant investments in long duration bonds which offer significant appreciation potential in a falling interest rate environment. Municipal bond interest rates declined approximately 50 basis points from the beginning of the fiscal year (June 1, 1997) through the end of 1997. Since January 1, 1998, rates have remained nearly unchanged after 5 months of narrow range-bound trading. As a result, the Fund's longer duration investments have performed well enough to propel the Net Asset Value (NAV) of the Fund higher, resulting in total returns which are better than the average national tax exempt fund in the Lipper General Municipal Debt Average.

While anticipating, and being well positioned, for falling interest rates, the Fund has also made investments in mortgage backed securities and lower rated investment grade bonds which may offer less appreciation potential than long bonds. However, we feel these investments are warranted when the opportunity for above average yield and long term rates of return are likely to be achieved. These investments make a significant contribution towards helping the fund continue to pay a high dividend of tax-free income to our shareholders.

It continues to be our goal to provide our shareholders a reliable dividend of tax-free income while managing interest rate risk and credit risk to a responsible level.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE FOR ALL OTHER CLASSES WOULD BE LOWER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
   TAX-FREE INCOME FUND VS. LEHMAN BROTHERS 10-YEAR MUNICIPAL INDEX ("LEHMAN
                                    INDEX")
          AND LIPPER GENERAL MUNICIPAL DEBT AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                            AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 1998
                      ----------------------------------------------------------
                                                            LEHMAN      LIPPER
                       A SHARES    B SHARES    I SHARES     INDEX      AVERAGE+
                      ----------  ----------  ----------  ----------  ----------
ONE YEAR                   5.91%       7.52%      10.22%       9.27%       9.21%
FIVE YEAR                  5.93%       N.A.        6.80%       7.17%       5.93%
SINCE INCEPTION            6.55%       5.83%       7.04%       8.34%       7.29%
INCEPTION DATE           8/1/89      8/6/93      8/1/89*    7/31/89     7/31/89
VALUE MAY 31, 1998      $17,519     $13,126     $18,251     $20,303     $18,621

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             FUND      LEHMAN INDEX   LIPPER AVERAGE
8/1/89     $9,600.00      $10,000.00       $10,000.00
May-90     $9,945.87      $10,597.49       $10,330.39
May-91     10,857.32       11,698.16        11,318.72
May-92     11,688.57       12,785.29        12,448.95
May-93     12,607.90       14,359.04        13,961.81
May-94     12,826.99       14,845.95        14,159.00
May-95     13,907.64       16,179.16        15,300.14
May-96     14,643.21       17,176.28        15,841.98
May-97     15,878.36       18,580.75        17,050.85
May-98     17,518.88       20,303.30        18,621.10

* 8/2/93 was the inception date of Class I Shares of the Fund; however, performance information has been calculated using the inception date of the initial class of shares.

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF A SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF THE OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

THE RETURNS ABOVE ARE CALCULATED USING THE APPLICABLE SALES CHARGE FOR CLASS A SHARES AND THE APPLICABLE DEFERRED SALES CHARGE FOR CLASS B SHARES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED)       MAY 31, 1998

--------------------------------------------------------------------------------
 COLORADO TAX-FREE FUND

For the fiscal year ended May 31, 1998 the Fund outperformed its benchmark, the Lipper Colorado Municipal Debt Average. The Fund's total return exceeded its benchmark total return by 51 basis points, returning 9.97% vs. 9.46%.

The Fund's return reflects the following strategy. The Norwest Colorado Tax-Free Fund has made significant investments in long duration bonds which offer significant appreciation potential in a falling interest rate environment. Municipal bond interest rates declined approximately 50 basis points from the beginning of the fiscal year (June 1, 1997) through the end of 1997. Since January 1, 1998, rates have remained nearly unchanged after 5 months of narrow range-bound trading. These investments have performed well enough to propel the Net Asset Value (NAV) of the fund higher, resulting in total returns which are better than the average Colorado tax exempt fund in the Lipper Colorado Municipal Debt Average.

While anticipating, and being well positioned, for falling interest rates, the Fund has also made investments in mortgage backed securities and lower rated investment grade bonds which may offer less appreciation potential than long bonds. However, we feel these investments are warranted when the opportunity for above average yield and long term rates of return are likely to be achieved. These investments make a significant contribution towards helping the fund continue to pay a high dividend of tax-free income to our shareholders.

It continues to be our goal to provide our shareholders a reliable dividend of tax-free income while managing interest rate risk and credit risk to a responsible level.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE FOR ALL OTHER CLASSES WOULD BE LOWER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
  COLORADO TAX-FREE FUND VS. LEHMAN BROTHERS 10-YEAR MUNICIPAL INDEX ("LEHMAN
                                    INDEX")
         AND LIPPER COLORADO MUNICIPAL DEBT AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                            AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 1998
                      ----------------------------------------------------------

                                                            LEHMAN      LIPPER
                       A SHARES    B SHARES    I SHARES     INDEX      AVERAGE+
                      ----------  ----------  ----------  ----------  ----------
ONE YEAR                   5.56%       7.25%       9.97%       9.27%       9.46%
SINCE INCEPTION            5.85%       5.93%       6.72%       7.17%       6.17%
INCEPTION DATE           6/1/93      8/2/93      6/1/93*    5/31/93     5/31/93
VALUE MAY 31, 1998      $13,291     $13,215     $13,846     $14,140     $13,489

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
              FUND      LEHMAN INDEX   LIPPER AVERAGE
6/1/93      $9,600.00      $10,000.00       $10,000.00
May-94       9,794.06       10,339.09        10,192.73
May-95      10,526.09       11,267.58        10,997.42
May-96      11,089.34       11,962.00        11,467.77
May-97      12,087.08       12,940.10        12,323.28
May-98      13,290.90       14,139.73        13,489.34

* 8/23/93 was the inception date of Class I Shares of the Fund; however, performance information has been calculated using the inception date of the initial class of shares.

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF A SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF THE OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

THE RETURNS ABOVE ARE CALCULATED USING THE APPLICABLE SALES CHARGE FOR CLASS A SHARES AND THE APPLICABLE DEFERRED SALES CHARGE FOR CLASS B SHARES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED)       MAY 31, 1998

--------------------------------------------------------------------------------
 MINNESOTA TAX-FREE FUND

For the fiscal year ended May 31, 1998, the Fund achieved a total return of 9.71%, compared to an 8.38% return for the Lipper Minnesota Muni Debt average.

Our expectation has been for interest rates to gradually decline and the Fund was positioned accordingly. Interest rates have not trended downward in a straight line but have moved in a narrow trading range throughout the year. However, over the course of the entire year long-term high grade municipal bonds moved lower by nearly one-half of one percent and that has contributed to the Fund's good relative performance. The Fund was somewhat longer in duration than most funds in its Lipper peer group in a falling interest rate environment and therefore outperformed the average.

In managing the Fund, besides duration we are also always mindful of convexity, which has recently been an important determinant of relative performance. We evaluate our holdings and prospective issues in terms of their upside price potential compared to their downside price risk given a change in interest rates in either direction. We try to minimize holdings with downside risk that exceeds the upside possibility.

The Minnesota municipal market has had a fairly plentiful supply of bonds over the past year. For the 1998 calendar year to date, new issue totals are up 50% over last year. Similar to the national market, quality spreads in Minnesota are extremely narrow. Therefore, we have kept a very high quality profile in the Fund. Our cash position is 1-2% at the present time which is lower than the 3-5% that we normally keep in cash equivalents.

Our outlook for interest rates remains positive. Inflation appears to be quite non-threatening. The economic turmoil in Asia is likely to slow the US economy causing further declines in interest rates. For the time being, we will continue to keep our duration a bit longer than the peer group average with the expectation that falling interest rates will give the Fund good relative total return performance. At the same time we will continue to seek high current income exempt from Federal and Minnesota state income taxes.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE FOR ALL OTHER CLASSES WOULD BE LOWER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
      MINNESOTA TAX-FREE FUND VS. LEHMAN BROTHERS 10-YEAR MUNICIPAL INDEX ("LEHMAN INDEX") AND LIPPER MINNESOTA MUNICIPAL DEBT AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                               AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 1998
                      -----------------------------------------------------------------
                                                                              LIPPER
                       A SHARES     B SHARES     I SHARES    LEHMAN INDEX    AVERAGE+
                      -----------  -----------  -----------  -------------  -----------
ONE YEAR                    5.33%        6.89%        9.71%         9.27%         8.38%
FIVE YEAR                   5.53%        N.A.         6.39%         7.17%         5.56%
TEN YEAR                    7.00%        N.A.         7.44%         8.63%         7.41%
SINCE INCEPTION             N.A.         5.43%        N.A.          N.A.          N.A.
INCEPTION DATE              N.A.       8/6/93         N.A.*         N.A.          N.A.
VALUE MAY 31, 1998       $19,685      $12,898      $20,504       $22,883       $20,453

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               FUND       LEHMAN INDEX   LIPPER AVERAGE
5/31/88      $ 9,600.00      $10,000.00       $10,000.00
May-89      $ 10,721.03       10,982.14        11,174.95
May-90      $ 11,345.32       11,944.02        11,845.34
May-91      $ 12,281.57       13,184.56        12,918.75
May-92      $ 13,207.26       14,409.82        14,041.48
May-93      $ 14,441.69       16,183.53        15,601.32
May-94      $ 14,722.49       16,732.30        15,916.68
May-95      $ 15,981.22       18,234.92        17,089.62
May-96      $ 16,615.95       19,358.74        17,608.17
May-97      $ 17,941.88       20,941.65        18,872.31
May-98      $ 19,684.56       22,883.08        20,453.46

* 8/2/93 was the inception date of Class I Shares of the Fund; however, performance information has been calculated using the inception date of the initial class of shares.

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF A SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF THE OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

THE RETURNS ABOVE ARE CALCULATED USING THE APPLICABLE SALES CHARGE FOR CLASS A SHARES AND THE APPLICABLE DEFERRED SALES CHARGE FOR CLASS B SHARES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED)       MAY 31, 1998

--------------------------------------------------------------------------------
 INCOME EQUITY FUND

During the fiscal year ended May 31, 1998, the Fund experienced a gain of 28.61%, out-performing the Lipper Equity Income average of 25.00%. The Income Equity Fund investment objective is to provide capital appreciation consistent with above-average dividend income by investing long-term in large capitalization, high quality companies. We believe the best way to accumulate wealth in the stock market is to fully participate in bull markets and preserve those gains in bear markets. During fiscal year 1998, the Fund boosted its gross dividend yield versus the S&P 500 to the highest relative yield since inception.

The Fund benefited from emphasis in the basic industries (led by DuPont), consumer cyclicals (led by Dayton Hudson), and consumer staples sectors (led by Sara Lee). The Fund also gained from its emphasis on large capitalization companies with strong franchises that have taken action to increase market share, cut costs, commit resources to higher margin businesses, and focus on enhancing shareholder value. These companies were found in numerous business sectors over this past year. DuPont, one of the Fund's top performers, was +42% for the fiscal year by focusing on growing its high growth life sciences business. Honeywell's chief executive, Michael Bonsignore, has been successful at growing sales at a 10% rate and earnings 20% over the past three years. McDonalds (+31%) has taken initiatives that should accelerate earnings growth. In addition, the Fund has benefited from investing in domestic companies with significant revenue generated from non-U.S. sources, particularly Europe. Fund holdings have not been significantly impacted by problems in South East Asia. We believe global economic growth potential is quite good, and the exposure to global economies should add value in the near term.

Over the course of the fiscal year, the Fund reduced its relative weighting in energy by selling a partial position in Schlumberger, and increased the weighting in consumer staples, particularly Pepsico, and consumer cyclicals, particularly J.C. Penney and McDonalds. In Energy, Schlumberger (+32%) has developed proprietary technology to enhance oil and gas recovery, pushing earnings per share up at a 20% plus annual rate. 3M believes that their new product entries, technology, and delivery capabilities are better now than at any time in the past 30 years. Earnings per share have been growing about 10% per year, in spite of being hurt by negative currency adjustments. The stock has excellent potential, but significantly lagged this past year with a return of only 3%. American Home Products gained 30% this past year on a 13% earnings per share increase and a recently announced merger with Monsanto. At fiscal year end May 1998, each of these companies had excellent earnings growth expectations, yet, as a group, they sell at a discount to the market. We believe that these companies have better growth prospects, higher dividend yield, and a better valuation based on a lower average P/E ratio.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE FOR ALL OTHER CLASSES WOULD BE LOWER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
      INCOME EQUITY FUND VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX") AND
                LIPPER EQUITY INCOME AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                             AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 1998
                      -------------------------------------------------------------
                                                                S&P       LIPPER
                       A SHARES     B SHARES     I SHARES*     INDEX     AVERAGE+
                      -----------  -----------  -----------  ---------  -----------
ONE YEAR                   21.56%       24.67%       28.61%      30.67%      25.00%
FIVE YEAR                  19.15%        N.A.        20.50%      22.14%      17.73%
SINCE INCEPTION            17.00%       23.60%       17.72%      18.52%      14.93%
INCEPTION DATE           3/31/89**     5/2/96      3/31/89     3/31/89     3/31/89
VALUE MAY 31, 1998     $  42,228    $  15,555    $  44,676   $  47,525   $  35,844

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 Fund    S&P Index   Lipper Average
3/31/89    $10,000.00   $10,000.00       $10,000.00
May-89      10,971.51    10,892.70        10,697.74
May-90      12,616.31    12,758.04        11,458.68
May-91      14,583.81    14,258.97        12,402.45
May-92      15,888.85    15,660.82        13,922.06
May-93      17,577.37    17,476.13        15,840.79
May-94      17,786.58    18,215.74        16,675.25
May-95      22,101.42    21,887.11        18,905.30
May-96      28,379.64    28,106.40        23,358.26
May-97      34,737.86    36,370.45        28,674.94
May-98      44,675.90    47,525.36        35,844.27

* Prior to November 11, 1994, Norwest Investment Management managed a collective trust fund with investment objectives and policies that were, in all material respects, equivalent to the Fund. The performance of the Fund includes the performance of the predecessor collective investment fund for the periods before it became a mutual fund on November 11, 1994. The collective investment fund performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

** 5/2/96 was the inception date of Class A Shares of the Fund; however, performance information has been calculated using the inception date of the initial class of shares.

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF I SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF THE OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

THE RETURNS ABOVE ARE CALCULATED USING THE APPLICABLE SALES CHARGE FOR CLASS A SHARES AND THE APPLICABLE DEFERRED SALES CHARGE FOR CLASS B SHARES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED)       MAY 31, 1998

--------------------------------------------------------------------------------
 VALUGROWTH STOCK FUND

The ValuGrowth Stock Fund participated in the strong stock market advance during the fiscal year ending May 31, 1998. While the Fund delivered strong absolute returns, it under-performed relative to its peer group, trailing the Lipper Growth Average 21.18% versus 25.85%. The majority of the under-performance was attributable to our failure to keep up with a rally in smaller capitalization issues early in the year due to our bias toward large capitalization stocks. While large caps recovered during the next few months and out-performed for the year, specific stock performance and our underweight position in consumer cyclical stocks prevented us from recovering the prior period's under-performance. Value outperformed growth by a meaningful amount during the year, providing a head wind to those of us within the peer group with a growth bias. Our strongest core holdings included: EMC (+109%), Gentex (+81%), Cisco Systems (+70%), Ericsson (+57%) and State Street (+56%). Under-performers included: Intel (-13%), Kimberly-Clark (-1%), Thermo Electron (+4%), Consolidated Natural Gas (+8%), and Baxter International (+10%).

We have anticipated a slowdown in domestic economic activity for some time. Our conviction was strengthened as a result of the collapse in Southeast Asian economies and markets. Although we were clearly early, we remain convinced that the economy will slow, so we have positioned the portfolio accordingly. We reduced the economic sensitivity of the portfolio significantly during the past year. We cut our basic materials exposure in half. We reduced our capital goods exposure from a modest overweight to a modest underweight. We continue to underweight consumer cyclical stocks, which detracted considerably from performance during the past year due to the strength in consumer spending. We added to our consumer staples exposure during the year but remain slightly underweight in the sector. Based on our economic outlook, we would prefer to overweight consumer staples. Unfortunately, we are experiencing difficulty finding value in the sector. We established positions in Becton Dickinson (medical products), ConAgra (food products), and International Home Foods (food products) and sold positions in Vencor (deteriorating fundamentals), and Medtronic (valuation).

We neutralized our overweight position in finance, a sector which had boosted performance. We reduced our exposure to companies with significant sensitivity to the stock market (brokerage and investment management companies) due to our belief that the risk/return tradeoff in the stock market is less attractive at this juncture. While we continue to believe that these companies are well positioned long term, we harbor near-term concerns. We both added to and diversified our overweight position in technology during the year. Technology stocks underperformed during fiscal 1998, due to Asian concerns and a significant reduction in personal computer inventories. However, we remain bullish longer term. We reduced our utility exposure from a slight overweight to an underweight position. Our timing here left something to be desired as Asia's debacle prompted many investors to pile into stable earners with minimal international exposure, despite the longer-term challenges facing this industry. We continue to overweight electric and gas utilities in the portfolio for their defensive characteristics and interest sensitivity. We are underweight the oil sector based on our outlook for continued weak demand and excess supply.

We continue be cautious in the near-term. We expect to maintain a cash balance that will provide us with some downside protection and liquidity to take advantage of opportunities in a volatile market. We believe the market is relatively fully valued with upside potential from here accompanied by significant downside risk in light of our belief that we are in the later stages of the economic and market cycle. As always, we emphasize growth, quality and value. Companies that can meet expectations in a challenging economic environment will be rewarded. Investors seek quality in the face of uncertainty. Valuation matters when the rising tide recedes. We anticipate this type of environment in fiscal 1999 and believe we have positioned the Fund to out-perform.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE FOR ALL OTHER CLASSES WOULD BE LOWER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
      VALUGROWTH STOCK FUND VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX")
                  AND LIPPER GROWTH AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                             AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 1998
                      -------------------------------------------------------------

                                                                S&P       LIPPER
                       A SHARES     B SHARES     I SHARES      INDEX     AVERAGE+
                      -----------  -----------  -----------  ---------  -----------
ONE YEAR                   14.48%       17.30%       21.18%      30.67%      25.85%
FIVE YEAR                  14.09%        N.A.        15.35%      22.14%      18.16%
TEN YEAR                   14.56%        N.A.        15.19%      18.59%      16.43%
SINCE INCEPTION             N.A.        15.08%        N.A.        N.A.        N.A.
INCEPTION DATE              N.A.       8/5/93         N.A.*       N.A.        N.A.
VALUE MAY 31, 1998     $  38,968    $  19,912    $  40,285   $  55,045   $  45,823

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
             FUND      S&P INDEX   LIPPER AVERAGE
5/31/88    $9,450.00   $10,000.00       $10,000.00
May-89     11,611.39    12,616.28        12,526.74
May-90     14,058.51    14,776.77        14,188.17
May-91     15,370.75    16,515.19        15,979.15
May-92     17,412.78    18,138.86        17,664.68
May-93     19,035.27    20,241.41        19,882.94
May-94     19,357.66    21,098.06        20,888.22
May-95     21,433.18    25,350.35        23,758.04
May-96     26,082.70    32,553.73        30,796.94
May-97     32,164.71    42,125.42        36,411.70
May-98     38,968.20    55,045.39        45,822.97

* 8/2/93 was the inception date of Class I Shares of the Fund; however, performance information has been calculated using the inception date of the initial class of shares.

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF A SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF THE OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

THE RETURNS ABOVE ARE CALCULATED USING THE APPLICABLE SALES CHARGE FOR CLASS A SHARES AND THE APPLICABLE DEFERRED SALES CHARGE FOR CLASS B SHARES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED)       MAY 31, 1998

--------------------------------------------------------------------------------
 DIVERSIFIED EQUITY FUND

During the fiscal year ended May 31, 1998, the Fund experienced a gain of 26.12%. We were pleased with the performance of all five of the unique and complementary equity styles that make up the strategic asset allocation of the Fund. We employ these styles to help moderate the Fund's annual return volatility, improve its performance and provide effective diversification across equity investing.

Fiscal year 1998 was a profitable one for investors in the domestic equity market. A healthy economy and benign inflation, which has displayed no signs of acceleration, coupled with sizable cash inflows into the market, have all helped fuel the continuing stock market rally. Large company stocks were the best performers during the fiscal year, with the S&P 500 Index of large cap stocks gaining 30.67%. Small cap stocks, represented by the Russell 2000 Index, also fared well, returning 21.25%. Returns in foreign equity markets were more volatile during the year. While European markets generally fared well, Asian markets performed quite poorly. The currency crisis that hit the developing Southeast Asian markets in late 1997 had a ripple effect, spreading to the more mature markets of the Pacific Rim as well. The MSCI EAFE Index of international stocks gained 11.11% during this period.

The large company style of the Diversified Equity Fund, which invests in large cap growth stocks, gained 29.87% during the past fiscal year. The income equity style, which purchases higher yielding large cap issues, returned 28.61%, while the index style, which tracks the S&P 500 Index, turned in 30.32%. The diversified small cap style, which is comprised of a diversified portfolio of small company growth and value stocks, also fared well with a return of 21.38%. Returns on the international style of non-U.S. growth stocks were 11.20% during this period.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE FOR ALL OTHER CLASSES WOULD BE LOWER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
     DIVERSIFIED EQUITY FUND VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX"),
                   FUND COMPOSITE BENCHMARK ("BENCHMARK") AND
               LIPPER GROWTH & INCOME AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based securities market index and two peer based averages. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. The Lipper Averages do not include sales charges but do include management fees and expenses. The Lipper Averages are calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                     AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 1998
                      ----------------------------------------------------------------------------

                                                                                         LIPPER
                       A SHARES     B SHARES     I SHARES*   S&P INDEX   BENCHMARK++    AVERAGE+
                      -----------  -----------  -----------  ---------  -------------  -----------
ONE YEAR                   19.16%       22.13%       26.12%      30.67%       24.60%        25.61%
FIVE YEAR                  18.00%        N.A.        19.34%      22.14%       17.95%        18.68%
SINCE INCEPTION            16.85%       22.72%       17.56%      18.86%       15.84%        16.25%
INCEPTION DATE            1/1/89**     5/6/96       1/1/89    12/31/88     12/31/88      12/31/88
VALUE MAY 31, 1998       $38,476      $15,575      $45,909     $50,887      $39,937       $41,292

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                  Fund    S&P Index    Benchmark   Lipper Average
12/31/88    $10,000.00   $10,000.00   $10,000.00       $10,000.00
May-89       11,533.25    11,663.14    11,436.30        11,459.19
May-90       13,663.41    13,660.41    12,897.87        12,704.15
May-91       15,510.73    15,267.50    14,038.65        14,078.21
May-92       17,271.45    16,768.50    15,549.23        15,642.79
May-93       18,958.99    18,712.21    17,487.72        17,528.33
May-94       20,169.59    19,504.13    18,707.16        18,434.77
May-95       23,494.33    23,435.17    21,131.17        21,147.83
May-96       30,144.82    30,094.35    26,799.89        26,691.92
May-97       36,402.34    38,942.92    32,053.10        32,872.02
May-98       45,909.04    50,886.81    39,936.92        41,291.67

* Prior to November 11, 1994, Norwest Investment Management managed a collective trust fund with investment objectives and policies that were, in all material respects, equivalent to the Fund. The performance of the Fund includes the performance of the predecessor collective investment fund for the periods before it became a mutual fund on November 11, 1994. The collective investment fund performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

** 5/2/96 was the inception date of Class A Shares of the Fund; however, performance information has been calculated using the inception date of the initial class of shares.

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

++ Composite benchmark represents the appropriate base allocation percentages applied to the Lipper Universe averages of the underlying component portfolios.

THE RETURNS ABOVE ARE CALCULATED USING THE APPLICABLE SALES CHARGE FOR CLASS A SHARES AND THE APPLICABLE DEFERRED SALES CHARGE FOR CLASS B SHARES.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF I SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF THE OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED)       MAY 31, 1998

--------------------------------------------------------------------------------
 GROWTH EQUITY FUND

During the fiscal year ended May 31, 1998, the Fund experienced a gain of 22.52%. We were pleased with the performance of all three equity styles that make up the Fund. This Fund is globally diversified, with investments in large and small capitalization stocks, spread over the domestic and international stock markets. We employ these styles to help moderate the Fund's annual return volatility, improve its performance and provide effective diversification across equity investing.

Fiscal year 1998 was a profitable one for investors in the domestic equity market. A healthy economy and benign inflation, which has displayed no signs of acceleration, coupled with sizable cash inflows into the market, have all helped fuel the continuing stock market rally. Large company stocks were the best performers during the fiscal year, with the S&P 500 Index of large cap stocks gaining 30.67%. Small cap stocks, represented by the Russell 2000 Index, also fared well, returning 21.25%. Returns in foreign equity markets were more volatile during the year. While European markets generally fared well, Asian markets performed quite poorly. The currency crisis that hit the developing Southeast Asian markets in late 1997 had a ripple effect, spreading to the more mature markets of the Pacific Rim as well. The MSCI EAFE Index of international stocks gained 11.11% during this period.

The large company growth portfolio of the Growth Equity Fund gained 32.29% during the past fiscal year. The small company style, which is comprised of a diversified portfolio of small company growth and value stocks, also fared well with a return of 21.38%. The small company segment also fared well with a return of 21.38%. Returns on the international portfolio were 11.20% during this period.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE FOR ALL OTHER CLASSES WOULD BE LOWER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
       GROWTH EQUITY FUND VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX"),
                   FUND COMPOSITE BENCHMARK ("BENCHMARK") AND
                    LIPPER GROWTH AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based securities market index and two peer based averages. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. The Lipper Averages do not include sales charges but do include management fees and expenses. The Lipper Averages are calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                     AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 1998
                      ----------------------------------------------------------------------------

                                                                                         LIPPER
                       A SHARES     B SHARES     I SHARES*   S&P INDEX   BENCHMARK++    AVERAGE+
                      -----------  -----------  -----------  ---------  -------------  -----------
ONE YEAR                   15.82%       18.63%       22.52%      30.67%       21.36%        25.85%
FIVE YEAR                  16.14%        N.A.        17.45%      22.14%       16.17%        18.16%
SINCE INCEPTION            15.97%       17.23%       16.69%      18.05%       14.20%        15.87%
INCEPTION DATE            5/1/89**     5/6/96       5/1/89     4/30/89      4/30/89       4/30/89
VALUE MAY 31, 1998     $  38,476    $  14,213    $  40,691   $  45,182    $  33,442     $  38,153

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 Fund    S&P Index    Benchmark              Lipper Average
4/30/89    $10,000.00   $10,000.00   $10,000.00                  $10,000.00
May-89      10,314.96    10,355.60    10,237.35                   10,430.00
May-90      12,477.71    12,128.96    11,622.75                   11,813.34
May-91      14,188.29    13,555.88    12,510.73                   13,304.54
May-92      16,141.15    14,888.61    13,904.84                   14,707.95
May-93      18,198.77    16,614.40    15,801.67                   16,554.91
May-94      20,212.96    17,317.55    17,351.08                   17,391.93
May-95      22,556.35    20,807.88    18,995.28                   19,781.39
May-96      29,103.52    26,720.51    24,700.23                   25,642.11
May-97      33,211.37    34,577.08    27,555.47                   30,317.07
May-98      40,690.54    45,181.95    33,441.93                   38,153.07

* Prior to November 11, 1994, Norwest Investment Management managed a collective trust fund with investment objectives and policies that were, in all material respects, equivalent to the Fund. The performance of the Fund includes the performance of the predecessor collective investment fund for the periods before it became a mutual fund on November 11, 1994. The collective investment fund performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.
** 5/2/96 was the inception date of Class A Shares of the Fund; however, performance information has been calculated using the inception date of the initial class of shares.
+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.
++ Composite benchmark represents the appropriate base allocation percentages applied to the Lipper Universe averages of the underlying component portfolios.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF I SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF THE OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES. THE RETURNS ABOVE ARE CALCULATED USING THE APPLICABLE SALES CHARGE FOR CLASS A SHARES AND THE APPLICABLE DEFERRED SALES CHARGE FOR CLASS B SHARES.
TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.
THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED)       MAY 31, 1998

--------------------------------------------------------------------------------
 SMALL COMPANY STOCK FUND

For the fiscal year ended May 31, 1998, the Small Company Stock Fund rose 8.12%, under-performing the Lipper Small Cap universe average of 23.04%. Virtually all of the under-performance came in a 10 week period from mid October to the end of 1997, when small cap stocks were taken apart over "Asian Flu" fears.

Sector weighting decisions made during the fiscal year that contributed to the Fund's under-performance included over-weighting technology and energy and under-weighting financials. Individual security selection was a more positive factor, highlighting the unfortunate sector bets. In light of this experience the Fund will no longer tolerate any noticeable deviation from the sector weightings in the S&P 600. The portfolio is now attractively valued, less volatile, and better diversified with much less turnover than in 1997.

Small cap stocks perform inversely to fear. The technology sector, in particular, still contains a strong hangover from Asian fallout and looks to be having a tough year. We are cautious on stocks at the margin and are deploying capital only into higher quality companies with good prospects over 2-3 years at prices we believe are clearly compelling. However, we do believe that currently many smaller companies offer more attractive investment opportunities than larger companies based on their valuations and growth prospects. We look for a much better May 1998 to May 1999.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE FOR ALL OTHER CLASSES WOULD BE LOWER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
     SMALL COMPANY STOCK FUND VS. RUSSELL 2000 INDEX ("RUSSELL INDEX") AND
                  LIPPER SMALL CAP AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                           AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 1998
                      --------------------------------------------------------
                                                          RUSSELL     LIPPER
                       A SHARES    B SHARES   I SHARES     INDEX     AVERAGE+
                      ----------  ----------  ---------  ---------  ----------
ONE YEAR                   2.14%       4.29%       8.12%     21.40%     23.04%
SINCE INCEPTION           11.86%      12.14%      13.20%     14.91%     17.08%
INCEPTION DATE         12/31/93    12/31/93    12/31/93   12/31/93   12/31/93
VALUE MAY 31, 1998      $16,410     $16,790     $17,297    $18,477    $20,069

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            A SHARES    RUSSELL INDEX  LIPPER AVERAGE     I SHARES      B SHARES
12/31/93    $ 9,450.00    $ 10,000.00      $ 10,000.00   $ 10,000.00   $ 10,000.00
5/31/94       9,372.32       9,640.59         9,565.07      9,877.73      9,884.66
5/31/95      10,330.93      10,479.44        10,841.03     10,882.10     10,805.36
5/31/96      14,278.96      14,234.16        15,649.11     15,050.20     14,838.24
5/31/97      15,184.80      15,219.76        16,310.97     15,997.80     15,648.87
5/31/98      16,410.34      18,477.05        20,069.05     17,297.25     16,790.17

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE RISKS INVOLVED IN SEEKING CAPITAL APPRECIATION FROM INVESTMENTS PRINCIPALLY IN COMPANIES WITH SMALL MARKET CAPITALIZATION ARE SET FORTH IN THE PROSPECTUS.

THE RETURNS ABOVE ARE CALCULATED USING THE APPLICABLE SALES CHARGE FOR CLASS A SHARES AND THE APPLICABLE DEFERRED SALES CHARGE FOR CLASS B SHARES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED)       MAY 31, 1998

--------------------------------------------------------------------------------
 SMALL CAP OPPORTUNITIES FUND

For the fiscal year ended May 31, 1998, the Small Cap Opportunities Fund gained 21.95%. For this same period the Lipper Small Cap average and the Russell 2000 Index returned 23.04% and 21.40%, respectively. Despite a healthy U.S. economy, benign inflation and no sign of rising interest rates, the performance of small stocks was impacted by the Asian crisis, volatile market conditions and a serious correction in October. Smaller companies significantly under-performed larger companies during this period bringing relative valuations to their lowest levels since 1990.

Sector level performance was again volatile during the period. The best performing sector during the fiscal year was utilities. The Fund did not participate in this gain due to a lack of exposure to this sector. This was largely offset by out-performance in financials, technology and consumer staples. Both consumer staples and consumer cyclical sectors performed well. Leading securities of the Fund in these two sectors were Suiza Foods Corporation and Pillowtex Corporation.

Due to plummeting oil prices, energy was the worst performing sector of the Russell 2000. The Fund out-performed in this sector due to prudent stock selection. Technology was the second worst performing sector in the market for the period; however, the Fund's underweight position and management's conservative stance and focused stock selection enabled the Fund's technology holdings to out-perform.

The Fund remained well-diversified across sectors with investments continuing to be made primarily on a bottom-up and opportunistic basis. Looking forward, management continues to search for quality companies with attractive growth prospects which are run by incentivized management and trading at reasonable valuations. We believe that currently many smaller companies offer more attractive investment opportunities than larger companies based on their valuations and growth prospects. We will remain focused on our research-intensive individual stock selection, concentrating on underfollowed and misunderstood companies that can offer superior earnings growth.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE FOR ALL OTHER CLASSES WOULD BE LOWER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
      SMALL CAP OPPORTUNITIES VS. RUSSELL 2000 INDEX ("RUSSELL INDEX") AND
                  LIPPER SMALL CAP AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                            AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 1998
                      ----------------------------------------------------------
                                                           RUSSELL      LIPPER
                       A SHARES    B SHARES    I SHARES     INDEX      AVERAGE+
                      ----------  ----------  ----------  ----------  ----------
ONE YEAR                  15.26%      18.03%      21.95%      21.40%      23.04%
SINCE INCEPTION           22.93%      20.85%      24.39%      15.67%      17.96%
INCEPTION DATE           8/1/93*    11/8/96      8/1/93     7/31/93     7/31/93
VALUE MAY 31, 1998      $27,141     $13,741     $28,732     $20,208     $22,220

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              FUND      RUSSELL INDEX  LIPPER AVERAGE
8/1/93      $10,000.00     $10,000.00       $10,000.00
May-94       11,343.34      10,543.59        10,590.13
May-95       13,372.60      11,461.01        12,002.83
May-96       21,144.48      15,567.42        17,326.19
May-97       23,559.88      16,645.33        18,058.97
May-98       28,732.19      20,207.73        22,219.80

* 10/9/96 was the inception date of Class A Shares of the Fund; however, performance information has been calculated using the inception date of the initial class of shares.

The Fund has assumed the performance history of the portfolio, which it invests, restated to reflect the expenses of the fund.

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF I SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF THE OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

THE RISKS INVOLVED IN SEEKING CAPITAL APPRECIATION FROM INVESTMENTS PRINCIPALLY IN COMPANIES WITH SMALL MARKET CAPITALIZATION ARE SET FORTH IN THE PROSPECTUS.

THE RETURNS ABOVE ARE CALCULATED USING THE APPLICABLE SALES CHARGE FOR CLASS A SHARES AND THE APPLICABLE DEFERRED SALES CHARGE FOR CLASS B SHARES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONCLUDED)       MAY 31, 1998

--------------------------------------------------------------------------------
 INTERNATIONAL FUND

For the fiscal year ended May 31, 1998, the International Fund rose 11.19%, under-performing the Lipper International universe average of 13.85% while out-performing the MSCI EAFE Index average of 11.11%. On a calendar year-to-date basis, the Fund is exceeding its Lipper benchmark by 65 basis points. Fiscal year 1998 was marked by the Asian financial crisis that began to unfold in late 1997. In response, the Fund took a defensive stance due to concerns over extended valuations. The Fund's exposure to those countries hardest hit, the emerging markets of Southeast Asia, was minimal and ended the fiscal year at approximately 0.7% of the portfolio. However, aftershocks and currency turmoil had a ripple effect throughout many parts of the world, including the U.S. The more mature markets of the Pacific Rim were also hit but the Fund's holdings were concentrated in Australia and Singapore with generally stronger economic fundamentals. Unusually, the Fund sold completely out of Hong Kong in November 1997.

Management has also been scaling back investments in Japan in the past year, focusing on high-quality companies with visible earnings growth primarily in the efficient exporting sector. The primary reason behind this decision was the Japanese government's failure to provide a satisfactory economic stimulus package. Those proposals put forward in recent months have not been positive enough to ensure a self-sustaining expansion in Japan.

The bright spot in the international picture has been Europe. In particular, Continental Europe (where the Fund closed out the year with a weighting of 56%) delivered the most value-added to the Fund as investments there kept pace with the bull-market. The Mediterranean markets of Italy, Spain and Portugal were especially rewarding as markets there rose as a result of their economies having met the entry criteria for joining the European Monetary and Economic Union
(EMU). Management believes the EMU project will have a beneficial effect for equity investors in Europe from both a top-down and bottom-up perspective. In the U.K. company valuations are attractive, and the market has benefited from stock buybacks and merger announcements, albeit that it has lagged most Continental European markets. The potential for higher short-term interest rates in response to domestic wage pressures remains an issue for the market and for much of the period the strong currency has hurt the competitiveness of the U.K. manufacturing and export sectors.

Looking ahead, it would be unrealistic to expect markets to compound the returns seen in early 1998 through the rest of the year. With gains harder to come by as the year progresses, we expect to become more defensive in terms of our investment strategy. Europe will remain our favored area for investment, since corporate profit momentum is strongest in that region.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE FOR ALL OTHER CLASSES WOULD BE LOWER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
              INTERNATIONAL FUND VS. MSCI EAFE INDEX ("INDEX") AND
                LIPPER INTERNATIONAL AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                            AVERAGE ANNUAL TOTAL RETURN AS OF MAY 31, 1998
                      -----------------------------------------------------------
                                                                        LIPPER
                      A SHARES    B SHARES     I SHARES*     INDEX     AVERAGE+
                      ---------  -----------  -----------  ---------  -----------
ONE YEAR                   5.09%       7.39%       11.19%      11.11%      13.85%
FIVE YEAR                 12.03%       N.A.        13.30%       9.47%      11.68%
TEN YEAR                   9.10%       N.A.         9.72%       6.39%       9.83%
SINCE INCEPTION            N.A.       11.26%        N.A.        N.A.        N.A.
INCEPTION DATE             N.A.**    5/12/95        N.A.        N.A.        N.A.
VALUE MAY 31, 1998      $23,902     $14,059      $25,299     $18,592     $25,542

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              FUND         INDEX     LIPPER AVERAGE
5/31/88     $10,000.00   $10,000.00       $10,000.00
May-89       10,715.38    10,846.02        11,102.95
May-90       13,216.15    11,110.33        13,141.83
May-91       12,218.70    10,511.62        12,758.65
May-92       12,721.51    10,159.42        13,785.75
May-93       13,546.24    11,825.16        14,694.95
May-94       17,262.14    13,428.80        17,352.06
May-95       17,864.08    14,088.04        17,399.24
May-96       20,638.83    15,592.61        20,022.55
May-97       22,753.28    16,733.19        22,434.87
May-98       25,298.92    18,592.10        25,542.07

 * Prior to November 11, 1994, Norwest Investment Management managed a collective trust fund with investment objectives and policies that were, in all material respects, equivalent to the Fund. The performance of the Fund includes the performance of the predecessor collective investment fund for the periods before it became a mutual fund on November 11, 1994. The collective investment fund performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance result.

** April 12, 1995 was the inception date of Class A Shares of the Fund; however, performance information has been calculated using the inception date November 11, 1994 of the initial class of shares.

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF I SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF THE OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

INVESTING IN FOREIGN SECURITIES INVOLVES GREATER RISKS THAN INVESTING IN SECURITIES OF U.S. ISSUERS, INCLUDING CURRENCY FLUCTUATION AND POLITICAL UNCERTAINTY.

THE RETURNS ABOVE ARE CALCULATED USING THE APPLICABLE SALES CHARGE FOR CLASS A SHARES AND THE APPLICABLE DEFERRED SALES CHARGE FOR CLASS B SHARES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

                 (This page has been left blank intentionally.)

                                                                 [LOGO]

 INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------

           To the Board of Trustees and Shareholders
           Norwest Advantage Funds
               We have audited the accompanying statements of assets and liabilities of Stable Income Fund, Intermediate Government Income Fund, Income Fund, Total Return Bond Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, Income Equity Fund, ValuGrowth Stock Fund, Diversified Equity Fund, Growth Equity Fund, Small Company Stock Fund, Small Cap Opportunities Fund and International Fund, portfolios of Norwest Advantage Funds (collectively the "Funds"), including the schedules of investments, as of May 31, 1998, and the related statements of operations for the year then ended, statements of changes in net assets for the periods presented on pages 26 to 28, and financial highlights for the periods presented on pages 30 to 38. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
               We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
               In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of May 31, 1998, the results of their operations for the year then ended, changes in their net assets for the periods presented on pages 26 to 28, and financial highlights for the periods presented on pages 30 to 38, in conformity with generally accepted accounting principles.
                                      [LOGO]

           Boston, Massachusetts
           July 21, 1998

                                                                 [LOGO]

 STATEMENTS OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------

                                                INTERMEDIATE
                                   STABLE        GOVERNMENT                     TOTAL RETURN
                                   INCOME          INCOME          INCOME           BOND
                                    FUND            FUND            FUND            FUND
                                -------------   -------------   -------------   -------------
ASSETS
 Investments (Note 2)
  Investments at cost.........  $ 153,173,297   $409,456,642    $ 294,568,081   $116,308,024
  Net unrealized appreciation
     (depreciation)...........        154,435      9,051,191        5,973,364       (710,074)
                                -------------   -------------   -------------   -------------
 TOTAL INVESTMENTS AT VALUE...    153,327,732    418,507,833      300,541,445    115,597,950
 Cash collateral for
     securities loaned (Notes
     2 and 5).................              -    111,336,350       75,904,850              -
 Receivable for dividends,
     interest and other
     receivables..............              -      4,586,234        3,986,728              -
 Receivable for investments
     sold.....................              -              -                -              -
 Receivable for Fund shares
     issued...................      1,578,152        591,408          560,243         93,227
 Organization costs, net of
     amortization (Note 2)....         17,317         17,317                -          3,814
                                -------------   -------------   -------------   -------------
TOTAL ASSETS..................    154,923,201    535,039,142      380,993,266    115,694,991
                                -------------   -------------   -------------   -------------
LIABILITIES
 Payable for investments
     purchased................              -              -                -              -
 Payable for cash collateral
     security loans (Notes 2
     and 5)...................              -    111,336,350       75,904,850              -
 Payable for Fund shares
     redeemed.................        300,529        482,818          298,139        431,650
 Payable to Norwest and
     affiliates (Note 3)......         20,786        206,176          164,692          2,921
 Payable to other related
     parties (Note 3).........            209         12,538           13,768            171
 Accrued expenses and other
     liabilities..............          8,222         36,889           62,893         14,654
 Dividends payable............          1,045         16,616        1,467,180        483,787
                                -------------   -------------   -------------   -------------
TOTAL LIABILITIES.............        330,791    112,091,387       77,911,522        933,183
                                -------------   -------------   -------------   -------------
NET ASSETS....................  $ 154,592,410   $422,947,755    $ 303,081,744   $114,761,808
                                -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------
COMPONENTS OF NET ASSETS
 Paid in capital..............  $ 161,290,620   $440,239,981    $ 309,548,295   $113,037,676
 Undistributed (distributions
     in excess of) net
     investment income........        201,603        436,911           14,155        (15,111)
 Accumulated net realized gain
     (loss) from investments
     sold.....................     (7,054,248)   (26,780,328)     (12,454,070)     2,449,317
 Net unrealized appreciation
     (depreciation) from
     investments..............        154,435      9,051,191        5,973,364       (710,074)
                                -------------   -------------   -------------   -------------
NET ASSETS....................  $ 154,592,410   $422,947,755    $ 303,081,744   $114,761,808
                                -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------
NET ASSETS BY SHARE CLASS
 A Shares.....................  $   8,560,633   $ 14,325,131    $   7,661,147   $  3,029,837
 B Shares.....................      1,816,509      8,276,537        4,854,758      2,648,226
 I Shares.....................    144,215,268    400,346,087      290,565,839    109,083,745
                                -------------   -------------   -------------   -------------
NET ASSETS....................  $ 154,592,410   $422,947,755    $ 303,081,744   $114,761,808
                                -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------
SHARES OF BENEFICIAL INTEREST
 A Shares.....................        830,463      1,276,727          782,898        314,635
 B Shares.....................        176,371        738,111          496,903        274,524
 I Shares.....................     13,997,290     35,666,858       29,721,541     11,313,696
NET ASSET VALUE PER SHARE
 (Nets Assets Divided by
 Shares of Beneficial
 Interest)
 A Shares.....................  $       10.31   $      11.22    $        9.79   $       9.63
 B Shares.....................  $       10.30   $      11.21    $        9.77   $       9.65
 I Shares.....................  $       10.30   $      11.22    $        9.78   $       9.64
OFFERING PRICE PER SHARE
    (NAV/(1-MAXIMUM SALES
    LOAD)
 A Shares.....................  $       10.47   $      11.69    $       10.20   $      10.03
 B Shares.....................  $       10.30   $      11.21    $        9.77   $       9.65
 I Shares.....................  $       10.30   $      11.22    $        9.78   $       9.64
MAXIMUM SALES LOAD
 A Shares.....................          1.50%          4.00%            4.00%          4.00%
 B Shares.....................            N/A            N/A              N/A            N/A
 I Shares.....................            N/A            N/A              N/A            N/A

See Notes to Financial Statements

                                                                 [LOGO]

                                                                    MAY 31, 1998

--------------------------------------------------------------------------------

                                  TAX-FREE        COLORADO        MINNESOTA         INCOME         VALUGROWTH       DIVERSIFIED
                                   INCOME         TAX-FREE        TAX-FREE          EQUITY            STOCK           EQUITY
                                    FUND            FUND            FUND             FUND             FUND             FUND
                                -------------   -------------   -------------   ---------------   -------------   ---------------
ASSETS
 Investments (Note 2)
  Investments at cost.........  $ 306,668,801   $  70,839,513   $  67,078,296   $ 1,016,081,095   $468,089,897    $ 1,036,588,753
  Net unrealized appreciation
     (depreciation)...........     18,195,697       4,336,142       3,251,225       340,345,590    176,005,920        626,614,760
                                -------------   -------------   -------------   ---------------   -------------   ---------------
 TOTAL INVESTMENTS AT VALUE...    324,864,498      75,175,655      70,329,521     1,356,426,685    644,095,817      1,663,203,513
 Cash collateral for
     securities loaned (Notes
     2 and 5).................              -               -               -                 -    152,027,585                  -
 Receivable for dividends,
     interest and other
     receivables..............      6,234,308       1,384,554         938,761                 -        999,493                  -
 Receivable for investments
     sold.....................      5,676,153               -               -                 -      2,799,200                  -
 Receivable for Fund shares
     issued...................        408,799         394,899         426,907         1,927,441        223,477          1,698,934
 Organization costs, net of
     amortization (Note 2)....              -               -               -            17,318              -             17,317
                                -------------   -------------   -------------   ---------------   -------------   ---------------
TOTAL ASSETS..................    337,183,758      76,955,108      71,695,189     1,358,371,444    800,145,572      1,664,919,764
                                -------------   -------------   -------------   ---------------   -------------   ---------------
LIABILITIES
 Payable for investments
     purchased................      2,226,065         977,540         500,000                 -              -                  -
 Payable for cash collateral
     security loans (Notes 2
     and 5)...................              -               -               -                 -    152,027,585                  -
 Payable for Fund shares
     redeemed.................        645,225           5,596          61,935           798,141      1,541,422          5,856,230
 Payable to Norwest and
     affiliates (Note 3)......        123,386          23,029          20,033           278,492        480,754            564,307
 Payable to other related
     parties (Note 3).........         29,813           9,435           8,802            97,682         69,519             97,729
 Accrued expenses and other
     liabilities..............         54,372          15,312          96,327           274,704        160,267            159,836
 Dividends payable............      1,180,064         172,583         126,236             8,114         96,162              1,231
                                -------------   -------------   -------------   ---------------   -------------   ---------------
TOTAL LIABILITIES.............      4,258,925       1,203,495         813,333         1,457,133    154,375,709          6,679,333
                                -------------   -------------   -------------   ---------------   -------------   ---------------
NET ASSETS....................  $ 332,924,833   $  75,751,613   $  70,881,856   $ 1,356,914,311   $645,769,863    $ 1,658,240,431
                                -------------   -------------   -------------   ---------------   -------------   ---------------
                                -------------   -------------   -------------   ---------------   -------------   ---------------
COMPONENTS OF NET ASSETS
 Paid in capital..............  $ 319,094,870   $  71,968,873   $  67,876,931   $ 1,008,842,590   $538,928,835    $ 1,001,823,383
 Undistributed (distributions
     in excess of) net
     investment income........       (509,881)              -         (41,761)        3,083,891        288,928          6,542,972
 Accumulated net realized gain
     (loss) from investments
     sold.....................     (3,855,853)       (553,402)       (204,539)        4,642,241     65,767,735         23,259,316
 Net unrealized appreciation
     (depreciation) from
     investments..............     18,195,697       4,336,142       3,251,225       340,345,589     40,784,365        626,614,760
                                -------------   -------------   -------------   ---------------   -------------   ---------------
NET ASSETS....................  $ 332,924,833   $  75,751,613   $  70,881,856   $ 1,356,914,311   $645,769,863    $ 1,658,240,431
                                -------------   -------------   -------------   ---------------   -------------   ---------------
                                -------------   -------------   -------------   ---------------   -------------   ---------------
NET ASSETS BY SHARE CLASS
 A Shares.....................  $  35,120,669   $  34,253,605   $  33,596,807   $    75,143,699   $ 27,770,996    $    56,349,583
 B Shares.....................     11,070,063       9,155,647      16,549,424        67,385,248      8,942,632         81,547,567
 I Shares.....................    286,734,101      32,342,361      20,735,625     1,214,385,364    609,056,235      1,520,343,281
                                -------------   -------------   -------------   ---------------   -------------   ---------------
NET ASSETS....................  $ 332,924,833   $  75,751,613   $  70,881,856   $ 1,356,914,311   $645,769,863    $ 1,658,240,431
                                -------------   -------------   -------------   ---------------   -------------   ---------------
                                -------------   -------------   -------------   ---------------   -------------   ---------------
SHARES OF BENEFICIAL INTEREST
 A Shares.....................      3,332,933       3,203,431       3,040,821         1,824,483      1,060,700          1,308,622
 B Shares.....................      1,050,353         855,231       1,498,165         1,638,756        350,468          1,910,091
 I Shares.....................     27,195,137       3,024,183       1,876,678        29,487,952     23,293,762         35,309,777
NET ASSET VALUE PER SHARE
 (Nets Assets Divided by
 Shares of Beneficial
 Interest)
 A Shares.....................  $       10.54   $       10.69   $       11.05   $         41.19   $      26.18    $         43.06
 B Shares.....................  $       10.54   $       10.71   $       11.05   $         41.12   $      25.52    $         42.69
 I Shares.....................  $       10.54   $       10.69   $       11.05   $         41.18   $      26.15    $         43.06
OFFERING PRICE PER SHARE
    (NAV/(1-MAXIMUM SALES
    LOAD)
 A Shares.....................  $       10.98   $       11.14   $       11.51   $         43.59   $      27.70    $         45.57
 B Shares.....................  $       10.54   $       10.71   $       11.05   $         41.12   $      25.52    $         42.69
 I Shares.....................  $       10.54   $       10.69   $       11.05   $         41.18   $      26.15    $         43.06
MAXIMUM SALES LOAD
 A Shares.....................          4.00%           4.00%           4.00%             5.50%          5.50%              5.50%
 B Shares.....................            N/A             N/A             N/A               N/A            N/A                N/A
 I Shares.....................            N/A             N/A             N/A               N/A            N/A                N/A


                                    GROWTH
                                    EQUITY
                                     FUND
                                ---------------
ASSETS
 Investments (Note 2)
  Investments at cost.........  $   775,275,086
  Net unrealized appreciation
     (depreciation)...........      297,201,851
                                ---------------
 TOTAL INVESTMENTS AT VALUE...    1,072,476,937
 Cash collateral for
     securities loaned (Notes
     2 and 5).................                -
 Receivable for dividends,
     interest and other
     receivables..............                -
 Receivable for investments
     sold.....................                -
 Receivable for Fund shares
     issued...................        2,010,271
 Organization costs, net of
     amortization (Note 2)....           17,317
                                ---------------
TOTAL ASSETS..................    1,074,504,525
                                ---------------
LIABILITIES
 Payable for investments
     purchased................                -
 Payable for cash collateral
     security loans (Notes 2
     and 5)...................                -
 Payable for Fund shares
     redeemed.................        2,565,330
 Payable to Norwest and
     affiliates (Note 3)......          406,234
 Payable to other related
     parties (Note 3).........           46,468
 Accrued expenses and other
     liabilities..............           48,331
 Dividends payable............            5,162
                                ---------------
TOTAL LIABILITIES.............        3,071,525
                                ---------------
NET ASSETS....................  $ 1,071,433,000
                                ---------------
                                ---------------
COMPONENTS OF NET ASSETS
 Paid in capital..............  $   728,905,416
 Undistributed (distributions
     in excess of) net
     investment income........          188,975
 Accumulated net realized gain
     (loss) from investments
     sold.....................       45,136,758
 Net unrealized appreciation
     (depreciation) from
     investments..............      297,201,851
                                ---------------
NET ASSETS....................  $ 1,071,433,000
                                ---------------
                                ---------------
NET ASSETS BY SHARE CLASS
 A Shares.....................  $    21,567,222
 B Shares.....................       16,615,229
 I Shares.....................    1,033,250,549
                                ---------------
NET ASSETS....................  $ 1,071,433,000
                                ---------------
                                ---------------
SHARES OF BENEFICIAL INTEREST
 A Shares.....................          603,693
 B Shares.....................          471,669
 I Shares.....................       28,923,928
NET ASSET VALUE PER SHARE
 (Nets Assets Divided by
 Shares of Beneficial
 Interest)
 A Shares.....................  $         35.73
 B Shares.....................  $         35.23
 I Shares.....................  $         35.72
OFFERING PRICE PER SHARE
    (NAV/(1-MAXIMUM SALES
    LOAD)
 A Shares.....................  $         37.81
 B Shares.....................  $         35.23
 I Shares.....................  $         35.72
MAXIMUM SALES LOAD
 A Shares.....................            5.50%
 B Shares.....................              N/A
 I Shares.....................              N/A

                                                                 [LOGO]

 STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

--------------------------------------------------------------------------------

                                    SMALL           SMALL
                                   COMPANY           CAP
                                    STOCK       OPPORTUNITIES   INTERNATIONAL
                                    FUND            FUND            FUND
                                -------------   -------------   -------------
ASSETS
 Investments (Note 2)
  Investments at cost.........  $ 127,103,449   $267,193,672    $230,045,859
  Net unrealized appreciation
     (depreciation)...........      1,381,337     30,657,298      55,379,523
                                -------------   -------------   -------------
 TOTAL INVESTMENTS AT VALUE...    128,484,786    297,850,970     285,425,382
 Cash collateral for
     securities loaned (Notes
     2 and 5).................              -              -               -
 Receivable for dividends,
     interest and other
     receivables..............              -         27,077               -
 Receivable for investments
     sold.....................              -              -               -
 Receivable for Fund shares
     issued...................         37,005        360,821         151,367
 Organization costs, net of
     amortization (Note 2)....          3,814              -          17,317
                                -------------   -------------   -------------
TOTAL ASSETS..................    128,525,605    298,238,868     285,594,066
                                -------------   -------------   -------------
LIABILITIES
 Payable for investments
     purchased................              -              -               -
 Payable for cash collateral
     security loans (Notes 2
     and 5)...................              -              -               -
 Payable for Fund shares
     redeemed.................      1,550,622        223,333         115,836
 Payable to Norwest and
     affiliates (Note 3)......         15,318        103,025         182,430
 Payable to other related
     parties (Note 3).........            691         18,899          23,846
 Accrued expenses and other
     liabilities..............         16,589         56,707          18,023
 Dividends payable............          5,259              -               -
                                -------------   -------------   -------------
TOTAL LIABILITIES.............      1,588,479        401,964         340,135
                                -------------   -------------   -------------
NET ASSETS....................  $ 126,937,126   $297,836,904    $285,253,931
                                -------------   -------------   -------------
                                -------------   -------------   -------------
COMPONENTS OF NET ASSETS
 Paid in capital..............  $ 127,471,616   $266,933,221    $225,730,480
 Undistributed (distributions
     in excess of) net
     investment income........              -              -       1,993,474
 Accumulated net realized gain
     (loss) from investments
     sold.....................     (1,915,871)       246,385       2,150,454
 Net unrealized appreciation
     (depreciation) from
     investments..............      1,381,381     30,657,298      55,379,523
                                -------------   -------------   -------------
NET ASSETS....................  $ 126,937,126   $297,836,904    $285,253,931
                                -------------   -------------   -------------
                                -------------   -------------   -------------
NET ASSETS BY SHARE CLASS
 A Shares.....................  $   8,425,570   $  6,869,528    $  3,341,739
 B Shares.....................      5,798,713      6,139,544       2,245,447
 I Shares.....................    112,712,843    284,827,832     279,666,745
                                -------------   -------------   -------------
NET ASSETS....................  $ 126,937,126   $297,836,904    $285,253,931
                                -------------   -------------   -------------
                                -------------   -------------   -------------
SHARES OF BENEFICIAL INTEREST
 A Shares.....................        701,993        291,083         140,185
 B Shares.....................        501,468        263,316          94,749
 I Shares.....................      9,446,445     12,066,360      11,724,494
NET ASSET VALUE PER SHARE
 (Nets Assets Divided by
 Shares of Beneficial
 Interest)
 A Shares.....................  $       12.00   $      23.60    $      23.84
 B Shares.....................  $       11.56   $      23.32    $      23.70
 I Shares.....................  $       11.93   $      23.61    $      23.85
OFFERING PRICE PER SHARE
    (NAV/(1-MAXIMUM SALES
    LOAD)
 A Shares.....................  $       12.70   $      24.97    $      25.23
 B Shares.....................  $       11.56   $      23.32    $      23.70
 I Shares.....................  $       11.93   $      23.61    $      23.85
MAXIMUM SALES LOAD
 A Shares.....................          5.50%          5.50%           5.50%
 B Shares.....................            N/A            N/A             N/A
 I Shares.....................            N/A            N/A             N/A

See Notes to Financial Statements

                                                                 [LOGO]

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                                                                 [LOGO]

 STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------

                                                                   INTERMEDIATE
                                                       STABLE       GOVERNMENT                       TOTAL RETURN
                                                       INCOME         INCOME          INCOME             BOND
                                                        FUND           FUND            FUND              FUND
                                                    ------------   -------------   -------------   ----------------
INVESTMENT INCOME
 Interest income..................................  $  8,575,225   $ 27,933,414    $  19,786,506     $    8,763,142
 Dividend income..................................             -              -                -                  -
 Securities lending income (Notes 2 and 5)........        19,371         78,101           74,088             60,220
 Net expenses from Portfolios (Note 1)............      (505,824)             -                -           (609,422)
                                                    ------------   -------------   -------------   ----------------
 TOTAL INVESTMENT INCOME..........................     8,088,772     28,011,515       19,860,594          8,213,940
                                                    ------------   -------------   -------------   ----------------
EXPENSES
 Advisory (Note 3)................................             -      1,315,676        1,404,711                  -
 Management and Administration (Note 3)...........        78,116        394,778          280,942             75,268
 Transfer agent (Note 3)..........................             -              -                -                  -
  A Shares........................................        23,040         32,096           14,457              7,832
  B Shares........................................         3,563         21,542            9,916              6,141
  I Shares........................................       312,209        943,087          677,983            306,329
 Custody (Note 3).................................             -              -           43,094                  -
 Accounting (Note 3)..............................        37,500         84,000           89,000             37,500
 Legal (Note 3)...................................         2,288          6,889            6,329             14,221
 Compliance.......................................        40,779         41,964           38,575             28,157
 Audit............................................         9,908         16,439           10,564              5,551
 Trustees.........................................         1,713          5,153            3,604              1,704
 Reporting........................................             -              -                -                  -
 Distribution fees - B Shares (Note 3)............        14,253         86,167           39,664             24,563
 Amortization of organization costs (Note 2)......        11,920         11,920                -              6,539
 Miscellaneous....................................        22,256         45,035           37,233             15,058
                                                    ------------   -------------   -------------   ----------------
 TOTAL EXPENSES...................................       557,545      3,004,746        2,656,072            528,863
  FEES WAIVED AND EXPENSES REIMBURSED (NOTE 3)....      (171,842)      (229,516)        (519,647)          (159,119)
                                                    ------------   -------------   -------------   ----------------
 NET EXPENSES.....................................       385,703      2,775,230        2,136,425            369,744
                                                    ------------   -------------   -------------   ----------------
 NET INVESTMENT INCOME (LOSS).....................     7,703,069     25,236,285       17,724,169          7,844,196
                                                    ------------   -------------   -------------   ----------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS
    Net Realized Gain (Loss) on Securities........             -        590,854        5,713,653                  -
      Investments in Portfolios (Note 1)..........       180,042              -                -          3,752,024
      Foreign currency transactions from
        investments in Portfolios.................             -              -                -                  -
      Financial futures transactions from
        investments in Portfolios.................             -              -                -                  -
                                                    ------------   -------------   -------------   ----------------
      Net Realized Gain (Loss) on Investments.....       180,042        590,854        5,713,653          3,752,024
                                                    ------------   -------------   -------------   ----------------
    Net Change in Unrealized Appreciation
       (Depreciation) on Securities...............             -     12,638,932        8,900,463                  -
      Investments in Portfolios (Note 1)..........       280,340              -                -            120,524
      Foreign currency transactions from
        investments in Portfolios.................             -              -                -                  -
      Financial futures transactions from
        investments in Portfolios.................             -              -                -                  -
                                                    ------------   -------------   -------------   ----------------
    Net Change in Unrealized Appreciation
       (Depreciation) on Investments..............       280,340     12,638,932        8,900,463            120,524
                                                    ------------   -------------   -------------   ----------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS...       460,382     13,229,786       14,614,116          3,872,548
                                                    ------------   -------------   -------------   ----------------
INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS....................................  $  8,163,451   $ 38,466,071    $  32,338,285     $   11,716,744
                                                    ------------   -------------   -------------   ----------------
                                                    ------------   -------------   -------------   ----------------

See Notes to Financial Statements

                                                                 [LOGO]

                                                         YEAR ENDED MAY 31, 1998

--------------------------------------------------------------------------------

                        TAX-FREE      COLORADO      MINNESOTA      INCOME       VALUGROWTH     DIVERSIFIED        GROWTH
                         INCOME       TAX-FREE      TAX-FREE       EQUITY         STOCK          EQUITY           EQUITY
                          FUND          FUND          FUND          FUND           FUND           FUND             FUND
                      ------------   -----------   -----------   -----------   ------------   -------------   ---------------
INVESTMENT INCOME
 Interest income....  $ 17,824,401   $ 3,725,440   $ 3,239,158   $   862,070   $ 1,010,671    $   2,838,104   $     2,538,706
 Dividend income....             -             -             -    22,280,841     7,006,424       20,472,824         8,657,228
 Securities lending
     income (Notes 2
     and 5).........             -             -             -       170,078       112,006          483,095           411,151
 Net expenses from
     Portfolios
     (Note 1).......             -             -             -    (5,315,679)            -       (8,247,260)       (7,886,351)
                      ------------   -----------   -----------   -----------   ------------   -------------   ---------------
 TOTAL INVESTMENT
     INCOME.........    17,824,401     3,725,440     3,239,158    17,997,310     8,129,101       15,546,763         3,720,734
                      ------------   -----------   -----------   -----------   ------------   -------------   ---------------
EXPENSES
 Advisory (Note
     3).............     1,566,676       332,299       298,301             -     4,141,066                -                 -
 Management and
     Administration
     (Note 3).......       313,284        66,460        59,660       547,178       530,300        4,510,187         3,093,583
 Transfer agent
     (Note 3).......             -             -             -             -             -                -                 -
  A Shares..........        77,446        76,699        75,450       143,905        57,240          100,022            47,273
  B Shares..........        22,777        19,758        33,808       120,266        19,407          141,839            31,107
  I Shares..........       683,116        69,693        39,893     2,294,822     1,249,103        3,481,810         2,464,789
 Custody (Note 3)...        46,334        13,292        11,932             -        68,030                -                 -
 Accounting (Note
     3).............        91,000        62,000        64,000        37,500        77,500           37,500            37,500
 Legal (Note 3).....         4,957         1,837         2,489        15,199         6,635           27,929            18,214
 Compliance.........        40,368         5,947         8,983       228,500       152,195           94,513            53,131
 Audit..............        11,917         7,744        11,539        13,986         9,542            6,067             5,897
 Trustees...........         4,007           842           733        11,074         5,518           18,488            12,795
 Reporting..........             -             -             -             -             -                -                 -
 Distribution fees -
     B Shares (Note
     3).............        91,106        79,031       135,230       481,065        77,628          567,355           124,429
 Amortization of
     organization
     costs (Note
     2).............             -             -             -        11,920             -           11,920            11,920
 Miscellaneous......        61,634        25,792        29,054       123,616        56,302          148,639           112,413
                      ------------   -----------   -----------   -----------   ------------   -------------   ---------------
 TOTAL EXPENSES.....     3,014,622       761,394       771,072     4,029,031     6,450,466        9,146,269         6,013,051
  FEES WAIVED AND
     EXPENSES
     REIMBURSED
     (NOTE 3).......    (1,066,660)     (303,438)     (311,754)     (283,466)   (1,089,144)      (2,074,788)       (1,089,838)
                      ------------   -----------   -----------   -----------   ------------   -------------   ---------------
 NET EXPENSES.......     1,947,962       457,956       459,318     3,745,565     5,361,322        7,071,481         4,923,213
                      ------------   -----------   -----------   -----------   ------------   -------------   ---------------
 NET INVESTMENT
     INCOME
     (LOSS).........    15,876,439     3,267,484     2,779,840    14,251,745     2,767,779        8,475,282        (1,202,479)
                      ------------   -----------   -----------   -----------   ------------   -------------   ---------------
 NET REALIZED AND
     UNREALIZED GAIN
     (LOSS) ON
     INVESTMENTS
    Net Realized
       Gain (Loss)
       on
       Securities...     5,515,394       477,006       348,871             -   102,163,282                -                 -
      Investments in
        Portfolios
        (Note 1)....             -             -             -    12,683,426             -       86,182,032       123,803,474
      Foreign
        currency
        transactions
        from
        investments
        in
       Portfolios...             -             -             -             -             -          724,621         1,136,779
      Financial
        futures
        transactions
        from
        investments
        in
       Portfolios...                           -             -             -             -        3,828,975           (18,521)
                      ------------   -----------   -----------   -----------   ------------   -------------   ---------------
      Net Realized
        Gain (Loss)
        on
      Investments...     5,515,394       477,006       348,871    12,683,426   102,163,282       90,735,628       124,921,732
                      ------------   -----------   -----------   -----------   ------------   -------------   ---------------
    Net Change in
       Unrealized
       Appreciation
      (Depreciation)
       on
       Securities...     8,997,364     2,416,938     2,099,959             -   (16,652,982)               -                 -
      Investments in
        Portfolios
        (Note 1)....             -             -             -   217,868,488             -      237,081,512        79,226,410
      Foreign
        currency
        transactions
        from
        investments
        in
       Portfolios...             -             -             -             -             -           49,408          (110,241)
      Financial
        futures
        transactions
        from
        investments
        in
       Portfolios...             -             -             -             -             -         (492,760)               (4)
                      ------------   -----------   -----------   -----------   ------------   -------------   ---------------
    Net Change in
       Unrealized
       Appreciation
      (Depreciation)
       on
      Investments...     8,997,364     2,416,938     2,099,959   217,868,488   (16,652,982)     236,638,160        79,116,165
                      ------------   -----------   -----------   -----------   ------------   -------------   ---------------
NET REALIZED AND
    UNREALIZED GAIN
    ON
    INVESTMENTS.....    14,512,758     2,893,944     2,448,830   230,551,914    85,510,300      327,373,788       204,037,897
                      ------------   -----------   -----------   -----------   ------------   -------------   ---------------
INCREASE IN NET
    ASSETS RESULTING
    FROM
    OPERATIONS......  $ 30,389,197   $ 6,161,428   $ 5,228,670   $244,803,659  $88,278,079    $ 335,849,070   $   202,835,418
                      ------------   -----------   -----------   -----------   ------------   -------------   ---------------
                      ------------   -----------   -----------   -----------   ------------   -------------   ---------------

                                                                 [LOGO]

 STATEMENTS OF OPERATIONS (CONCLUDED)                    YEAR ENDED MAY 31, 1998

--------------------------------------------------------------------------------

                                    SMALL
                                   COMPANY          SMALL CAP
                                    STOCK         OPPORTUNITIES       INTERNATIONAL
                                    FUND              FUND                FUND
                                -------------   -----------------   -----------------
INVESTMENT INCOME
 Interest income..............   $    533,972     $    579,354        $   1,205,867
 Dividend income..............        596,771        1,071,914            3,564,097
 Securities lending income
     (Notes 2 and 5)..........        127,334                -              107,120
 Net expenses from Portfolios
     (Note 1).................     (1,774,480)      (1,460,534)          (1,726,854)
                                -------------   -----------------   -----------------
 TOTAL INVESTMENT INCOME......       (516,403)         190,734            3,150,230
                                -------------   -----------------   -----------------
EXPENSES
 Advisory (Note 3)............              -                -                    -
 Management and Administration
     (Note 3).................        108,264          589,817            1,266,141
 Transfer agent (Note 3)......              -                -                    -
  A Shares....................         22,439            7,924                7,230
  B Shares....................         14,424            5,640                4,875
  I Shares....................        429,261          471,297              623,325
 Custody (Note 3).............              -                -                    -
 Accounting (Note 3)..........         37,500           37,500               37,500
 Legal (Note 3)...............         10,181           29,624                4,979
 Compliance...................         31,428           81,682               33,284
 Audit........................         10,393            5,072                5,102
 Trustees.....................          2,405            2,036                3,202
 Reporting....................              -                -                    -
 Distribution fees - B Shares
     (Note 3).................         57,698           22,558               19,501
 Amortization of organization
     costs (Note 2)...........          6,539                -               11,920
 Miscellaneous................         20,907           19,589               29,460
                                -------------   -----------------   -----------------
 TOTAL EXPENSES...............        751,439        1,272,739            2,046,519
  FEES WAIVED AND EXPENSES
     REIMBURSED (NOTE 3)......       (244,727)        (290,406)             (18,731)
                                -------------   -----------------   -----------------
 NET EXPENSES.................        506,712          982,333            2,027,788
                                -------------   -----------------   -----------------
 NET INVESTMENT INCOME
     (LOSS)...................     (1,023,115)        (791,599)           1,122,442
                                -------------   -----------------   -----------------
 NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS
    Net Realized Gain (Loss)
       on Securities..........              -                -                    -
      Investments in
        Portfolios (Note 1)...     34,416,452        4,160,372            3,247,072
      Foreign currency
        transactions from
        investments in
        Portfolios............              -                -              782,847
      Financial futures
        transactions from
        investments in
        Portfolios............              -                -
                                -------------   -----------------   -----------------
      Net Realized Gain (Loss)
        on Investments........     34,416,452        4,160,372            4,029,919
                                -------------   -----------------   -----------------
    Net Change in Unrealized
       Appreciation
       (Depreciation) on
       Securities.............              -                -                    -
      Investments in
        Portfolios (Note 1)...    (23,455,025)      23,475,868           21,918,195
      Foreign currency
        transactions from
        investments in
        Portfolios............              -                -               58,512
      Financial futures
        transactions from
        investments in
        Portfolios............              -                -                    -
                                -------------   -----------------   -----------------
    Net Change in Unrealized
       Appreciation
       (Depreciation) on
       Investments............    (23,455,025)      23,475,868           21,976,707
                                -------------   -----------------   -----------------
NET REALIZED AND UNREALIZED
    GAIN ON INVESTMENTS.......     10,961,427       27,636,240           26,006,626
                                -------------   -----------------   -----------------
INCREASE IN NET ASSETS
    RESULTING FROM
    OPERATIONS................   $  9,938,312     $ 26,844,641        $  27,129,068
                                -------------   -----------------   -----------------
                                -------------   -----------------   -----------------

See Notes to Financial Statements

                                                                 [LOGO]

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                                                                 [LOGO]

 STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                   INTERMEDIATE
                                    STABLE          GOVERNMENT                       TOTAL RETURN
                                    INCOME            INCOME           INCOME            BOND
                                     FUND              FUND             FUND             FUND
                                 -------------    --------------    -------------    -------------
NET ASSETS - MAY 31, 1996.....   $100,526,392     $ 426,568,283     $ 279,970,781    $124,875,423
                                 -------------    --------------    -------------    -------------
OPERATIONS:
 Net investment income
     (loss)...................      6,382,602        26,936,358        18,230,620       8,266,646
 Net realized gain (loss) on
     investments sold.........        (16,722)       (6,210,130)       (6,842,137)       (597,996)
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............        350,666         4,866,761         7,049,605       1,219,804
                                 -------------    --------------    -------------    -------------
 Net increase (decrease) in
     net assets resulting from
     operations...............      6,716,546        25,592,989        18,438,088       8,888,454
                                 -------------    --------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................       (721,899)         (951,891)         (348,870)       (165,157)
  B Shares....................        (38,565)         (583,483)         (200,173)       (126,442)
  I Shares....................     (5,602,672)      (25,549,628)      (17,681,577)     (7,975,055)
 Net realized gain on
     investments
  A Shares....................              -                 -                 -          (7,033)
  B Shares....................              -                 -                 -          (6,165)
  I Shares....................              -                 -                 -        (348,086)
                                 -------------    --------------    -------------    -------------
 Total distributions to
     shareholders.............     (6,363,136)      (27,085,002)      (18,230,620)     (8,627,938)
                                 -------------    --------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS
 Sale of Shares
  A Shares....................      1,191,772         1,106,096         1,161,599       1,601,894
  B Shares....................        701,755         1,575,225         1,023,640         666,573
  I Shares....................     61,899,250        47,225,594        34,365,830      46,717,303
 Reinvestment of distributions
  A Shares....................        260,034           712,814           296,467         175,548
  B Shares....................         26,240           358,502           158,950         110,954
  I Shares....................      4,614,509         3,133,761           242,372         446,003
 Redemption of Shares
  A Shares....................     (5,300,964)       (5,302,226)       (1,842,981)       (705,561)
  B Shares....................       (542,351)       (3,611,256)       (1,127,169)       (627,550)
  I Shares....................    (39,192,241)      (76,988,609)      (47,759,316)    (42,745,129)
                                 -------------    --------------    -------------    -------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............     23,658,004       (31,790,099)      (13,480,608)      5,640,035
                                 -------------    --------------    -------------    -------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................     24,011,414       (33,282,112)      (13,273,140)      5,900,551
                                 -------------    --------------    -------------    -------------
NET ASSETS - MAY 31, 1997 -
    (INCLUDING LINE (B))......    124,537,806       393,286,171       266,697,641     130,775,974
                                 -------------    --------------    -------------    -------------
OPERATIONS:
 Net investment income
     (loss)...................      7,703,069        25,236,285        17,724,169       7,844,196
 Net realized gain (loss) on
     investments..............        180,042           590,854         5,713,653       3,752,024
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............        280,340        12,638,932         8,900,463         120,524
                                 -------------    --------------    -------------    -------------
 Net increase (decrease) in
     net assets resulting from
     operations...............      8,163,451        38,466,071        32,338,285      11,716,744
                                 -------------    --------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................       (506,395)         (728,517)         (363,744)       (192,400)
  B Shares....................        (68,901)         (425,732)         (219,574)       (131,933)
  I Shares....................     (6,890,484)      (23,651,745)      (17,140,851)     (7,519,863)
 Net realized gain on
     investments
  A Shares....................              -                 -                 -         (14,547)
  B Shares....................              -                 -                 -         (12,417)
  I Shares....................              -                 -                 -        (677,747)
 Return of Capital
  A Shares....................              -                 -                 -               -
  B Shares....................              -                 -                 -               -
  I Shares....................              -                 -                 -               -
                                 -------------    --------------    -------------    -------------
 Total distributions to
     shareholders.............     (7,465,780)      (24,805,994)      (17,724,169)     (8,548,907)
                                 -------------    --------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS
 Sale of Shares
  A Shares....................     29,800,927         4,221,460         3,728,447       1,926,421
  B Shares....................      1,235,385         1,494,445         1,708,790         577,233
  I Shares....................     81,486,735       309,607,835       193,004,368      26,212,554
 Shares issued in conversion
     (Note 6)
  I Shares....................              -                 -                 -               -
 Reinvestment of distributions
  A Shares....................        210,983           533,971           296,527         202,458
  B Shares....................         58,778           302,863           181,100         122,628
  I Shares....................      5,750,754         2,504,469           501,723         756,511
 Redemption of Shares
  A Shares....................    (33,964,911)       (3,988,483)       (1,801,850)     (2,266,442)
  B Shares....................       (539,946)       (2,847,150)         (582,886)       (360,395)
  I Shares....................    (54,681,772)     (295,827,903)     (175,266,232)    (46,352,971)
                                 -------------    --------------    -------------    -------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............     29,356,933        16,001,507        21,769,987     (19,182,003)
                                 -------------    --------------    -------------    -------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................     30,054,604        29,661,584        36,384,103     (16,014,166)
                                 -------------    --------------    -------------    -------------
NET ASSETS - MAY 31, 1998 -
    (INCLUDING LINE (C))......   $154,592,410     $ 422,947,755     $ 303,081,744    $114,761,808
                                 -------------    --------------    -------------    -------------
                                 -------------    --------------    -------------    -------------
(a) Beginning of Period.......    Jun 1, 1997       Jun 1, 1997       Jun 1, 1997     Jun 1, 1997
(b) Undistributed
    (distributions in excess
    of) net investment income,
    May 31, 1997..............   $     18,567     $      10,583     $      17,328    $          -
                                 -------------    --------------    -------------    -------------
                                 -------------    --------------    -------------    -------------
(c) Undistributed
    (distributions in excess
    of) net investment income,
    May 31, 1998..............   $    201,603     $     436,911     $      14,155    $    (15,111)
                                 -------------    --------------    -------------    -------------
                                 -------------    --------------    -------------    -------------
(d) Commencement of operations
    August 15, 1996

See Notes to Financial Statements

                                                                 [LOGO]

                        FOR THE YEARS OR PERIODS ENDED MAY 31, 1997 AND 1998 (A)

--------------------------------------------------------------------------------

                                    TAX-FREE         COLORADO         MINNESOTA           INCOME           VALUGROWTH
                                     INCOME          TAX-FREE          TAX-FREE           EQUITY             STOCK
                                      FUND             FUND              FUND              FUND               FUND
                                 --------------    -------------    --------------    ---------------    --------------
NET ASSETS - MAY 31, 1996.....   $  315,969,971    $  57,465,130    $   39,422,925    $   279,597,845    $ 176,914,679
                                 --------------    -------------    --------------    ---------------    --------------
OPERATIONS:
 Net investment income
     (loss)...................       16,553,234        3,158,306         2,095,493          7,341,585        1,201,816
 Net realized gain (loss) on
     investments sold.........        1,727,823          493,059          (141,622)         7,545,807       27,574,311
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............        6,758,068        1,445,137         1,253,339         67,108,555       10,617,449
                                 --------------    -------------    --------------    ---------------    --------------
 Net increase (decrease) in
     net assets resulting from
     operations...............       25,039,125        5,096,502         3,207,210         81,995,947       39,393,576
                                 --------------    -------------    --------------    ---------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................       (1,591,311)      (1,470,771)       (1,322,564)          (631,328)         (24,656)
  B Shares....................         (308,558)        (311,583)         (443,287)          (248,650)            (761)
  I Shares....................      (14,653,365)      (1,375,952)         (329,642)        (5,409,270)        (238,700)
 Net realized gain on
     investments
  A Shares....................                -                -                 -                  -       (1,711,849)
  B Shares....................                -                -                 -                  -         (581,032)
  I Shares....................                -                -                 -                  -      (16,880,842)
                                 --------------    -------------    --------------    ---------------    --------------
 Total distributions to
     shareholders.............      (16,553,234)      (3,158,306)       (2,095,493)        (6,289,248)     (19,437,840)
                                 --------------    -------------    --------------    ---------------    --------------
CAPITAL SHARE TRANSACTIONS
 Sale of Shares
  A Shares....................        6,496,836        1,722,891         3,538,661         13,631,365        3,013,903
  B Shares....................        1,904,021        1,012,888         2,882,204         14,627,119        1,120,672
  I Shares....................       41,150,176        5,985,260         8,567,269        179,823,737       29,570,961
 Reinvestment of distributions
  A Shares....................        1,278,621        1,199,954         1,051,926            604,511        1,725,002
  B Shares....................          224,415          217,609           342,375            240,847          557,001
  I Shares....................          274,923           17,000            59,840          2,063,741        1,397,591
 Redemption of Shares
  A Shares....................      (13,367,873)      (3,001,775)       (6,143,453)        (9,134,378)      (2,965,382)
  B Shares....................         (884,326)        (633,831)       (1,171,847)        (3,238,148)        (829,125)
  I Shares....................      (65,125,982)      (4,982,823)       (1,659,308)       (51,392,099)     (24,835,838)
                                 --------------    -------------    --------------    ---------------    --------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............      (28,049,189)       1,537,173         7,467,667        147,226,695        8,754,785
                                 --------------    -------------    --------------    ---------------    --------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................      (19,563,298)       3,475,369         8,579,384        222,933,394       28,710,521
                                 --------------    -------------    --------------    ---------------    --------------
NET ASSETS - MAY 31, 1997 -
    (INCLUDING LINE (B))......      296,406,673       60,940,499        48,002,309        502,531,239      205,625,200
                                 --------------    -------------    --------------    ---------------    --------------
OPERATIONS:
 Net investment income
     (loss)...................       15,876,439        3,267,484         2,779,840         14,251,745        2,767,779
 Net realized gain (loss) on
     investments..............        5,515,394          477,006           348,871         12,683,426      102,163,282
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............        8,997,364        2,416,938         2,099,959        217,868,488      (16,652,982)
                                 --------------    -------------    --------------    ---------------    --------------
 Net increase (decrease) in
     net assets resulting from
     operations...............       30,389,197        6,161,428         5,228,670        244,803,659       88,278,079
                                 --------------    -------------    --------------    ---------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................       (1,575,363)      (1,535,133)       (1,457,615)          (804,582)        (148,126)
  B Shares....................         (392,899)        (335,170)         (550,306)          (283,201)          (9,192)
  I Shares....................      (13,908,177)      (1,397,181)         (771,919)       (11,749,514)      (3,083,321)
 Net realized gain on
     investments
  A Shares....................                -                -                 -         (1,048,454)      (2,872,556)
  B Shares....................                -                -                 -           (850,000)      (1,010,191)
  I Shares....................                -                -                 -        (13,660,767)     (49,504,124)
 Return of Capital
  A Shares....................                -                -                 -                  -                -
  B Shares....................                -                -                 -                  -                -
  I Shares....................                -                -                 -                  -                -
                                 --------------    -------------    --------------    ---------------    --------------
 Total distributions to
     shareholders.............      (15,876,439)      (3,267,484)       (2,779,840)       (28,396,518)     (56,627,510)
                                 --------------    -------------    --------------    ---------------    --------------
CAPITAL SHARE TRANSACTIONS
 Sale of Shares
  A Shares....................       10,396,839        7,477,552         8,705,064         25,802,002        9,756,755
  B Shares....................        4,015,589        2,868,087         6,079,249         26,991,385        1,656,624
  I Shares....................      207,775,946        8,617,144        11,447,292        724,447,714      463,597,240
 Shares issued in conversion
     (Note 6)
  I Shares....................                -                -                 -        477,132,068      443,623,815
 Reinvestment of distributions
  A Shares....................        1,248,714        1,197,281         1,064,641          1,802,610        2,917,450
  B Shares....................          302,167          232,515           409,199          1,100,313        1,005,500
  I Shares....................          724,544           34,709           244,073         11,445,588       21,586,227
 Redemption of Shares
  A Shares....................       (7,217,647)      (3,579,424)       (3,166,663)        (8,154,670)      (4,932,945)
  B Shares....................         (986,449)      (1,495,848)       (1,616,019)        (4,311,667)        (674,256)
  I Shares....................     (194,254,301)      (3,434,846)       (2,736,119)      (618,279,412)    (530,042,316)
                                 --------------    -------------    --------------    ---------------    --------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............       22,005,402       11,917,170        20,430,717        637,975,931      408,494,094
                                 --------------    -------------    --------------    ---------------    --------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................       36,518,160       14,811,114        22,879,547        854,383,072      440,144,663
                                 --------------    -------------    --------------    ---------------    --------------
NET ASSETS - MAY 31, 1998 -
    (INCLUDING LINE (C))......   $  332,924,833    $  75,751,613    $   70,881,856    $ 1,356,914,311    $ 645,769,863
                                 --------------    -------------    --------------    ---------------    --------------
                                 --------------    -------------    --------------    ---------------    --------------
(a) Beginning of Period.......      Jun 1, 1997      Jun 1, 1997       Jun 1, 1997        Jun 1, 1997      Jun 1, 1997
(b) Undistributed
    (distributions in excess
    of) net investment income,
    May 31, 1997..............   $     (509,881)   $           -    $      (41,761)   $     1,669,443    $     901,111
                                 --------------    -------------    --------------    ---------------    --------------
                                 --------------    -------------    --------------    ---------------    --------------
(c) Undistributed
    (distributions in excess
    of) net investment income,
    May 31, 1998..............   $     (509,881)   $           -    $      (41,761)   $     3,083,891    $     288,928
                                 --------------    -------------    --------------    ---------------    --------------
                                 --------------    -------------    --------------    ---------------    --------------
(d) Commencement of operations
    August 15, 1996

                                  DIVERSIFIED          GROWTH
                                    EQUITY             EQUITY
                                     FUND               FUND
                                ---------------    ---------------
NET ASSETS - MAY 31, 1996.....  $   912,368,717    $   739,768,444
                                ---------------    ---------------
OPERATIONS:
 Net investment income
     (loss)...................        8,213,961           (792,473)
 Net realized gain (loss) on
     investments sold.........       23,417,472         31,567,811
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............      180,774,329         83,999,395
                                ---------------    ---------------
 Net increase (decrease) in
     net assets resulting from
     operations...............      212,405,762        114,774,733
                                ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................          (71,788)           (14,426)
  B Shares....................          (37,139)                 -
  I Shares....................       (5,048,533)        (1,037,304)
 Net realized gain on
     investments
  A Shares....................          (86,235)          (221,686)
  B Shares....................          (95,727)           (95,413)
  I Shares....................       (6,064,480)       (15,939,879)
                                ---------------    ---------------
 Total distributions to
     shareholders.............      (11,403,902)       (17,308,708)
                                ---------------    ---------------
CAPITAL SHARE TRANSACTIONS
 Sale of Shares
  A Shares....................       21,946,642         13,671,892
  B Shares....................       28,308,236          7,397,442
  I Shares....................      306,247,811        261,561,411
 Reinvestment of distributions
  A Shares....................          157,020            234,009
  B Shares....................          128,150             95,271
  I Shares....................       11,033,830         16,970,323
 Redemption of Shares
  A Shares....................       (2,937,661)        (4,688,246)
  B Shares....................         (898,800)          (321,575)
  I Shares....................     (205,649,293)      (213,875,777)
                                ---------------    ---------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............      158,335,935         81,044,750
                                ---------------    ---------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................      359,337,795        178,510,775
                                ---------------    ---------------
NET ASSETS - MAY 31, 1997 -
    (INCLUDING LINE (B))......    1,271,706,512        918,279,219
                                ---------------    ---------------
OPERATIONS:
 Net investment income
     (loss)...................        8,475,282         (1,202,479)
 Net realized gain (loss) on
     investments..............       90,735,628        124,921,732
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............      236,638,160         79,116,165
                                ---------------    ---------------
 Net increase (decrease) in
     net assets resulting from
     operations...............      335,849,070        202,835,418
                                ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................         (276,764)           (21,720)
  B Shares....................         (113,973)                 -
  I Shares....................       (9,474,703)        (1,101,414)
 Net realized gain on
     investments
  A Shares....................       (2,253,590)        (1,880,012)
  B Shares....................       (3,232,355)        (1,221,598)
  I Shares....................      (78,384,186)       (95,402,591)
 Return of Capital
  A Shares....................                -                  -
  B Shares....................                -                  -
  I Shares....................                -                  -
                                ---------------    ---------------
 Total distributions to
     shareholders.............      (93,735,571)       (99,627,335)
                                ---------------    ---------------
CAPITAL SHARE TRANSACTIONS
 Sale of Shares
  A Shares....................       27,277,888          8,477,025
  B Shares....................       41,099,564          7,062,682
  I Shares....................      309,400,646        203,089,698
 Shares issued in conversion
     (Note 6)
  I Shares....................                -                  -
 Reinvestment of distributions
  A Shares....................        2,508,624          1,889,663
  B Shares....................        3,272,867          1,216,596
  I Shares....................       86,692,121         96,307,274
 Redemption of Shares
  A Shares....................       (4,847,852)        (4,689,355)
  B Shares....................       (5,131,550)        (1,402,259)
  I Shares....................     (315,851,888)      (262,005,626)
                                ---------------    ---------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............      144,420,420         49,945,698
                                ---------------    ---------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................      386,533,919        153,153,781
                                ---------------    ---------------
NET ASSETS - MAY 31, 1998 -
    (INCLUDING LINE (C))......  $ 1,658,240,431    $ 1,071,433,000
                                ---------------    ---------------
                                ---------------    ---------------
(a) Beginning of Period.......      Jun 1, 1997        Jun 1, 1997
(b) Undistributed
    (distributions in excess
    of) net investment income,
    May 31, 1997..............  $     7,152,297    $     1,234,050
                                ---------------    ---------------
                                ---------------    ---------------
(c) Undistributed
    (distributions in excess
    of) net investment income,
    May 31, 1998..............  $     6,542,972    $       188,975
                                ---------------    ---------------
                                ---------------    ---------------
(d) Commencement of operations
    August 15, 1996

                                                                 [LOGO]

                        FOR THE YEARS OR PERIODS ENDED MAY 31, 1997 AND 1998 (A)

--------------------------------------------------------------------------------

                                     SMALL             SMALL
                                    COMPANY             CAP
                                     STOCK         OPPORTUNITIES    INTERNATIONAL
                                      FUND            FUND(D)           FUND
                                 --------------    -------------    -------------
NET ASSETS - MAY 31, 1996.....   $  135,536,752    $          -     $145,717,531
                                 --------------    -------------    -------------
OPERATIONS:
 Net investment income
     (loss)...................         (598,907)        (42,108)         588,177
 Net realized gain (loss) on
     investments sold.........        7,815,985         578,865        2,473,923
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............        5,063,015       7,181,430       18,182,296
                                 --------------    -------------    -------------
 Net increase (decrease) in
     net assets resulting from
     operations...............       12,280,093       7,718,187       21,244,396
                                 --------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................                -               -          (14,230)
  B Shares....................                -               -           (1,712)
  I Shares....................                -               -       (1,729,720)
 Net realized gain on
     investments
  A Shares....................         (403,293)            (55)               -
  B Shares....................         (282,900)            (25)               -
  I Shares....................       (9,739,168)        (18,248)               -
                                 --------------    -------------    -------------
 Total distributions to
     shareholders.............      (10,425,361)        (18,328)      (1,745,662)
                                 --------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS
 Sale of Shares
  A Shares....................        2,507,754         490,051        1,308,335
  B Shares....................        1,214,647         145,725          697,162
  I Shares....................       60,448,696      75,031,266       90,113,789
 Reinvestment of distributions
  A Shares....................          400,158              49           14,232
  B Shares....................          280,822              25            1,700
  I Shares....................        1,357,055          15,061        1,332,379
 Redemption of Shares
  A Shares....................       (1,071,456)         (4,799)        (333,794)
  B Shares....................         (500,213)              -         (166,748)
  I Shares....................      (27,553,043)     (5,522,886)     (25,724,008)
                                 --------------    -------------    -------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............       37,084,420      70,154,492       67,243,047
                                 --------------    -------------    -------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................       38,939,152      77,854,351       86,741,781
                                 --------------    -------------    -------------
NET ASSETS - MAY 31, 1997 -
    (INCLUDING LINE (B))......      174,475,904      77,854,351      232,459,312
                                 --------------    -------------    -------------
OPERATIONS:
 Net investment income
     (loss)...................       (1,023,115)       (791,599)       1,122,442
 Net realized gain (loss) on
     investments..............       34,416,452       4,160,372        4,029,919
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............      (23,455,025)     23,475,868       21,976,707
                                 --------------    -------------    -------------
 Net increase (decrease) in
     net assets resulting from
     operations...............        9,938,312      26,844,641       27,129,068
                                 --------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................                -               -          (29,002)
  B Shares....................                -               -           (6,111)
  I Shares....................                -               -       (2,248,551)
 Net realized gain on
     investments
  A Shares....................       (1,666,653)        (76,723)               -
  B Shares....................       (1,144,041)        (45,659)               -
  I Shares....................      (38,640,779)     (4,293,143)               -
 Return of Capital
  A Shares....................          (42,048)              -                -
  B Shares....................          (29,123)              -                -
  I Shares....................       (1,000,911)              -                -
                                 --------------    -------------    -------------
 Total distributions to
     shareholders.............      (42,523,555)     (4,415,525)      (2,283,664)
                                 --------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS
 Sale of Shares
  A Shares....................       32,666,817       6,586,891        1,806,507
  B Shares....................        1,056,804       6,098,057          571,189
  I Shares....................       88,835,637     222,106,855       63,830,151
 Shares issued in conversion
     (Note 6)
  I Shares....................       44,432,702               -                -
 Reinvestment of distributions
  A Shares....................        1,700,465          76,078           28,988
  B Shares....................        1,155,994          46,101            6,031
  I Shares....................       10,996,066       3,497,844        1,644,365
 Redemption of Shares
  A Shares....................      (32,367,012)       (440,970)      (1,002,906)
  B Shares....................         (719,617)       (167,823)        (197,871)
  I Shares....................     (162,711,391)    (40,249,596)     (38,737,239)
                                 --------------    -------------    -------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE
    TRANSACTIONS..............      (14,953,535)    197,553,437       27,949,215
                                 --------------    -------------    -------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................      (47,538,778)    219,982,553       52,794,619
                                 --------------    -------------    -------------
NET ASSETS - MAY 31, 1998 -
    (INCLUDING LINE (C))......   $  126,937,126    $297,836,904     $285,253,931
                                 --------------    -------------    -------------
                                 --------------    -------------    -------------
(a) Beginning of Period.......      Jun 1, 1997     Jun 1, 1997      Jun 1, 1997
(b) Undistributed
    (distributions in excess
    of) net investment income,
    May 31, 1997..............   $            -    $          -     $  2,442,797
                                 --------------    -------------    -------------
                                 --------------    -------------    -------------
(c) Undistributed
    (distributions in excess
    of) net investment income,
    May 31, 1998..............   $            -    $          -     $  1,993,474
                                 --------------    -------------    -------------
                                 --------------    -------------    -------------
(d) Commencement of operations
    August 15, 1996

See Notes to Financial Statements

                                                                 [LOGO]

                 (This page has been left blank intentionally.)

                                                                 [LOGO]

 FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                         NET REALIZED
                                               BEGINNING      NET            AND         DIVIDENDS    DISTRIBUTIONS
                                               NET ASSET   INVESTMENT     UNREALIZED      FROM NET      FROM NET
                                               VALUE PER     INCOME     GAIN (LOSS) ON   INVESTMENT     REALIZED      RETURN OF
                                                 SHARE       (LOSS)      INVESTMENTS       INCOME         GAINS        CAPITAL
                                               ---------   ----------   --------------   ----------   -------------   ----------
 STABLE INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to May 31, 1998...............  $10.24        $ 0.58         $ 0.06         $(0.57)       $    -         $    -
  June 1, 1996 to May 31, 1997...............   10.20          0.58           0.04          (0.58)            -              -
  May 2, 1996(h) to May 31, 1996.............   10.22          0.02              -          (0.04)            -              -
B SHARES
  June 1, 1997 to May 31, 1998...............   10.24          0.51           0.04          (0.49)            -              -
  June 1, 1996 to May 31, 1997...............   10.20          0.52           0.02          (0.50)            -              -
  May 17, 1996(h) to May 31, 1996............   10.23          0.02          (0.01)         (0.04)            -              -
I SHARES
  June 1, 1997 to May 31, 1998...............   10.24          0.58           0.05          (0.57)            -              -
  June 1, 1996 to May 31, 1997...............   10.20          0.58           0.04          (0.58)            -              -
  November 1, 1995 to May 31, 1996...........   10.72          0.28           0.03          (0.77)        (0.06)             -
  November 11, 1994(h) to October 31, 1995...   10.00          0.50           0.22              -             -              -
 INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to May 31, 1998...............   10.84          0.77           0.31          (0.70)            -              -
  June 1, 1996 to May 31, 1997...............   10.89          0.73          (0.05)         (0.73)            -              -
  May 2, 1996(h) to May 31, 1996.............   10.89          0.03              -          (0.03)            -              -
B SHARES
  June 1, 1997 to May 31, 1998...............   10.83          0.69           0.31          (0.62)            -              -
  June 1, 1996 to May 31, 1997...............   10.89          0.64          (0.05)         (0.65)            -              -
  May 17, 1996(h) to May 31, 1996............   10.97          0.03          (0.08)         (0.03)            -              -
I SHARES
  June 1, 1997 to May 31, 1998...............   10.84          0.71           0.37          (0.70)            -              -
  June 1, 1996 to May 31, 1997...............   10.89          0.72          (0.04)         (0.73)            -              -
  November 1, 1995 to May 31, 1996...........   12.40          0.40           0.53          (1.32)        (1.12)             -
  November 11, 1994(h) to October 31,
    1995(f)..................................   11.11          0.93           0.36              -             -              -
 INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to May 31, 1998...............    9.27          0.61           0.52          (0.61)            -              -
  June 1, 1996 to May 31, 1997...............    9.27          0.62              -          (0.62)            -              -
  June 1, 1995 to May 31, 1996...............    9.63          0.61          (0.36)         (0.61)            -              -
  June 1, 1994 to May 31, 1995...............    9.52          0.65           0.11          (0.65)            -              -
  June 1, 1993 to May 31, 1994...............   10.61          0.70          (0.83)         (0.70)        (0.26)             -
B SHARES
  June 1, 1997 to May 31, 1998...............    9.26          0.54           0.51          (0.54)            -              -
  June 1, 1996 to May 31, 1997...............    9.26          0.55              -          (0.55)            -              -
  June 1, 1995 to May 31, 1996...............    9.61          0.54          (0.35)         (0.54)            -              -
  June 1, 1994 to May 31, 1995...............    9.51          0.58           0.10          (0.58)            -              -
  August 5, 1993(h) to May 31, 1994..........   10.67          0.50          (0.90)         (0.50)        (0.26)             -
I SHARES
  June 1, 1997 to May 31, 1998...............    9.27          0.61           0.51          (0.61)            -              -
  June 1, 1996 to May 31, 1997...............    9.26          0.62           0.01          (0.62)            -              -
  June 1, 1995 to May 31, 1996...............    9.62          0.61          (0.36)         (0.61)            -              -
  June 1, 1994 to May 31, 1995...............    9.51          0.65           0.11          (0.65)            -              -
  August 2, 1993(h) to May 31, 1994..........   10.68          0.58          (0.91)         (0.58)        (0.26)             -
 TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to May 31, 1998...............  $ 9.40        $ 0.59         $ 0.28         $(0.59)       $(0.05)        $    -
  June 1, 1996 to May 31, 1997...............    9.40          0.60           0.03          (0.60)        (0.03)             -
  June 1, 1995 to May 31, 1996...............    9.73          0.64          (0.31)         (0.64)        (0.02)             -
  June 1, 1994 to May 31, 1995...............    9.54          0.67           0.19          (0.67)            -              -
  December 31, 1993(h) to May 31, 1994.......   10.00          0.27          (0.46)         (0.27)            -              -
B SHARES
  June 1, 1997 to May 31, 1998...............    9.42          0.52           0.28          (0.52)        (0.05)             -
  June 1, 1996 to May 31, 1997...............    9.40          0.53           0.05          (0.53)        (0.03)             -
  June 1, 1995 to May 31, 1996...............    9.73          0.57          (0.31)         (0.57)        (0.02)             -
  June 1, 1994 to May 31, 1995...............    9.54          0.59           0.19          (0.59)            -              -
  December 31, 1993(h) to May 31, 1994.......   10.00          0.24          (0.46)         (0.24)            -              -


                                                ENDING
                                               NET ASSET
                                               VALUE PER
                                                 SHARE
                                               ---------
 STABLE INCOME FUND
------------------------------------------------------------------
A SHARES
  June 1, 1997 to May 31, 1998...............   $10.31
  June 1, 1996 to May 31, 1997...............    10.24
  May 2, 1996(h) to May 31, 1996.............    10.20
B SHARES
  June 1, 1997 to May 31, 1998...............    10.30
  June 1, 1996 to May 31, 1997...............    10.24
  May 17, 1996(h) to May 31, 1996............    10.20
I SHARES
  June 1, 1997 to May 31, 1998...............    10.30
  June 1, 1996 to May 31, 1997...............    10.24
  November 1, 1995 to May 31, 1996...........    10.20
  November 11, 1994(h) to October 31, 1995...    10.72
 INTERMEDIATE GOVERNMENT INCOME FUND
----------------------------------------------------------------------------
A SHARES
  June 1, 1997 to May 31, 1998...............    11.22
  June 1, 1996 to May 31, 1997...............    10.84
  May 2, 1996(h) to May 31, 1996.............    10.89
B SHARES
  June 1, 1997 to May 31, 1998...............    11.21
  June 1, 1996 to May 31, 1997...............    10.83
  May 17, 1996(h) to May 31, 1996............    10.89
I SHARES
  June 1, 1997 to May 31, 1998...............    11.22
  June 1, 1996 to May 31, 1997...............    10.84
  November 1, 1995 to May 31, 1996...........    10.89
  November 11, 1994(h) to October 31,
    1995(f)..................................    12.40
 INCOME FUND
--------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to May 31, 1998...............     9.79
  June 1, 1996 to May 31, 1997...............     9.27
  June 1, 1995 to May 31, 1996...............     9.27
  June 1, 1994 to May 31, 1995...............     9.63
  June 1, 1993 to May 31, 1994...............     9.52
B SHARES
  June 1, 1997 to May 31, 1998...............     9.77
  June 1, 1996 to May 31, 1997...............     9.26
  June 1, 1995 to May 31, 1996...............     9.26
  June 1, 1994 to May 31, 1995...............     9.61
  August 5, 1993(h) to May 31, 1994..........     9.51
I SHARES
  June 1, 1997 to May 31, 1998...............     9.78
  June 1, 1996 to May 31, 1997...............     9.27
  June 1, 1995 to May 31, 1996...............     9.26
  June 1, 1994 to May 31, 1995...............     9.62
  August 2, 1993(h) to May 31, 1994..........     9.51
 TOTAL RETURN BOND FUND
------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to May 31, 1998...............   $ 9.63
  June 1, 1996 to May 31, 1997...............     9.40
  June 1, 1995 to May 31, 1996...............     9.40
  June 1, 1994 to May 31, 1995...............     9.73
  December 31, 1993(h) to May 31, 1994.......     9.54
B SHARES
  June 1, 1997 to May 31, 1998...............     9.65
  June 1, 1996 to May 31, 1997...............     9.42
  June 1, 1995 to May 31, 1996...............     9.40
  June 1, 1994 to May 31, 1995...............     9.73
  December 31, 1993(h) to May 31, 1994.......     9.54

                                                                 [LOGO]
See Notes to Financial Highlights and Notes to Financial Statements

                        SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD

--------------------------------------------------------------------------------

                                  RATIOS TO AVERAGE NET ASSETS                                        NET ASSETS AT
                           -------------------------------------------                   PORTFOLIO    END OF PERIOD    AVERAGE
                           NET INVESTMENT       NET          GROSS          TOTAL        TURNOVER        (000'S       COMMISSION
                            INCOME (LOSS)     EXPENSES    EXPENSES(a)     RETURN(b)        RATE         OMITTED)       RATE(c)
                           ---------------   ----------   ------------   ------------   -----------   -------------   ----------
 STABLE INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to May 31,
    1998.................     5.74%(e)         0.65%(e)       0.91%(e)       6.38%        37.45%(g)   $  8,561           N/A
  June 1, 1996 to May 31,
    1997.................     5.69%            0.65%          0.87%          6.24%        41.30%        12,451           N/A
  May 2, 1996(h) to May
    31, 1996.............     5.77%(d)         0.70%(d)       2.22%(d)       0.23%       109.95%        16,256           N/A
B SHARES
  June 1, 1997 to May 31,
    1998.................     4.94%(e)         1.40%(e)       2.31%(e)       5.50%        37.45%(g)      1,817           N/A
  June 1, 1996 to May 31,
    1997.................     4.96%            1.39%          2.89%          5.43%        41.30%         1,056           N/A
  May 17, 1996(h) to May
    31, 1996.............     5.02%(d)         1.42%(d)       3.07%(d)       0.12%       109.95%           867           N/A
I SHARES
  June 1, 1997 to May 31,
    1998.................     5.69%(e)         0.65%(e)       0.76%(e)       6.28%        37.45%(g)    144,215           N/A
  June 1, 1996 to May 31,
    1997.................     5.73%            0.65%          0.79%          6.24%        41.30%       111,030           N/A
  November 1, 1995 to May
    31, 1996.............     5.74%(d)         0.65%(d)       0.92%(d)       2.97%       109.95%        83,404           N/A
  November 11, 1994(h) to
    October 31, 1995.....     5.91%(d)         0.65%(d)       0.98%(d)       7.20%       115.85%        48,087           N/A
 INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to May 31,
    1998.................     6.35%            0.68%          0.86%         10.19%        96.76%        14,325           N/A
  June 1, 1996 to May 31,
    1997.................     6.58%            0.68%          0.80%          6.36%       183.05%        13,038           N/A
  May 2, 1996(h) to May
    31, 1996.............     7.32%(d)         0.75%(d)       1.74%(d)       0.26%        74.64%        16,562           N/A
B SHARES
  June 1, 1997 to May 31,
    1998.................     5.60%            1.43%          1.85%          9.38%        96.76%         8,277           N/A
  June 1, 1996 to May 31,
    1997.................     5.80%            1.42%          1.85%          5.51%       183.05%         8,970           N/A
  May 17, 1996(h) to May
    31, 1996.............     5.56%(d)         1.35%(d)       2.65%(d)      (0.49%)       74.64%        10,682           N/A
I SHARES
  June 1, 1997 to May 31,
    1998.................     6.35%            0.68%          0.72%         10.19%        96.76%       400,346           N/A
  June 1, 1996 to May 31,
    1997.................     6.57%            0.68%          0.72%          6.36%       183.05%       371,278           N/A
  November 1, 1995 to May
    31, 1996.............     6.71%(d)         0.71%(d)       1.17%(d)       0.60%        74.64%       399,324           N/A
  November 11, 1994(h) to
    October 31,
    1995(f)..............     7.79%(d)         0.68%(d)       0.93%(d)      11.58%       240.90%        50,213           N/A
 INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to May 31,
    1998.................     6.29%            0.75%          1.14%         12.47%       167.09%         7,661           N/A
  June 1, 1996 to May 31,
    1997.................     6.59%            0.75%          1.17%          6.79%       231.00%         5,142           N/A
  June 1, 1995 to May 31,
    1996.................     6.33%            0.75%          1.16%          2.58%       270.17%         5,521           N/A
  June 1, 1994 to May 31,
    1995.................     7.02%            0.75%          1.24%          8.49%        98.83%         6,231           N/A
  June 1, 1993 to May 31,
    1994.................     6.72%            0.60%          1.16%         (1.58%)       26.67%         6,177           N/A
B SHARES
  June 1, 1997 to May 31,
    1998.................     5.54%            1.50%          2.19%         11.52%       167.09%         4,855           N/A
  June 1, 1996 to May 31,
    1997.................     5.87%            1.50%          2.25%          6.03%       231.00%         3,349           N/A
  June 1, 1995 to May 31,
    1996.................     5.57%            1.50%          2.27%          1.92%       270.17%         3,292           N/A
  June 1, 1994 to May 31,
    1995.................     6.24%            1.50%          2.21%          7.57%        98.83%         3,296           N/A
  August 5, 1993(h) to
    May 31, 1994.........     5.82%(d)         1.33%(d)       2.08%(d)      (4.82%)(d)    26.67%         2,605           N/A
I SHARES
  June 1, 1997 to May 31,
    1998.................     6.32%            0.75%          0.95%         12.35%       167.09%       290,566           N/A
  June 1, 1996 to May 31,
    1997.................     6.59%            0.75%          1.02%          6.90%       231.00%       258,207           N/A
  June 1, 1995 to May 31,
    1996.................     6.30%            0.75%          1.06%          2.58%       270.17%       271,157           N/A
  June 1, 1994 to May 31,
    1995.................     7.02%            0.75%          1.06%          8.49%        98.83%       109,994           N/A
  August 2, 1993(h) to
    May 31, 1994.........     6.75%(d)         0.61%(d)       1.09%(d)      (4.04%)(d)    26.67%        93,665           N/A
 TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to May 31,
    1998.................     6.14%(e)         0.75%(e)       1.13%(e)       9.46%       134.56%(g)   $  3,030           N/A
  June 1, 1996 to May 31,
    1997.................     6.37%            0.75%          1.31%          6.84%        55.07%         3,086           N/A
  June 1, 1995 to May 31,
    1996.................     6.48%            0.76%          1.57%          3.41%        77.49%         2,010           N/A
  June 1, 1994 to May 31,
    1995.................     6.94%            0.64%          2.38%          9.42%        35.19%           599           N/A
  December 31, 1993(h) to
    May 31, 1994.........     6.04%(d)         0.37%(d)      13.29%(d)      (4.64%)       37.50%           150           N/A
B SHARES
  June 1, 1997 to May 31,
    1998.................     5.37%(e)         1.50%(e)       2.22%(e)       8.64%       134.56%(g)      2,648           N/A
  June 1, 1996 to May 31,
    1997.................     5.61%            1.49%          2.37%          6.27%        55.07%         2,254           N/A
  June 1, 1995 to May 31,
    1996.................     5.75%            1.51%          2.48%          2.63%        77.49%         2,098           N/A
  June 1, 1994 to May 31,
    1995.................     6.17%            1.41%          3.09%          8.59%        35.19%           919           N/A
  December 31, 1993(h) to
    May 31, 1994.........     5.40%(d)         1.11%(d)       8.29%(d)      (5.23%)(d)    37.50%           186           N/A

                                                                 [LOGO]

--------------------------------------------------------------------------------

                                                                         NET REALIZED
                                               BEGINNING      NET            AND         DIVIDENDS    DISTRIBUTIONS
                                               NET ASSET   INVESTMENT     UNREALIZED      FROM NET      FROM NET
                                               VALUE PER     INCOME     GAIN (LOSS) ON   INVESTMENT     REALIZED      RETURN OF
                                                 SHARE       (LOSS)      INVESTMENTS       INCOME         GAINS        CAPITAL
                                               ---------   ----------   --------------   ----------   -------------   ----------
 TOTAL RETURN BOND FUND (CONT'D)
--------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1997 to May 31, 1998...............    9.41          0.59           0.28          (0.59)        (0.05)             -
  June 1, 1996 to May 31, 1997...............    9.40          0.60           0.04          (0.60)        (0.03)             -
  June 1, 1995 to May 31, 1996...............    9.73          0.64          (0.31)         (0.64)        (0.02)             -
  June 1, 1994 to May 31, 1995...............    9.54          0.67           0.19          (0.67)            -              -
  December 31, 1993(h) to May 31, 1994.......   10.00          0.27          (0.46)         (0.27)            -              -
 TAX-FREE INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to May 31, 1998...............   10.05          0.53           0.49          (0.53)            -              -
  June 1, 1996 to May 31, 1997...............    9.78          0.54           0.27          (0.54)            -              -
  June 1, 1995 to May 31, 1996...............    9.82          0.55          (0.04)         (0.55)            -              -
  June 1, 1994 to May 31, 1995...............    9.60          0.55           0.22          (0.55)            -              -
  June 1, 1993 to May 31, 1994...............   10.06          0.58          (0.39)         (0.58)        (0.07)             -
B SHARES
  June 1, 1997 to May 31, 1998...............   10.05          0.46           0.48          (0.45)            -              -
  June 1, 1996 to May 31, 1997...............    9.78          0.46           0.27          (0.46)            -              -
  June 1, 1995 to May 31, 1996...............    9.82          0.48          (0.04)         (0.48)            -              -
  June 1, 1994 to May 31, 1995...............    9.60          0.48           0.22          (0.48)            -              -
  August 6, 1993(h) to May 31, 1994..........   10.17          0.39          (0.50)         (0.39)        (0.07)             -
I SHARES
  June 1, 1997 to May 31, 1998...............   10.06          0.53           0.48          (0.53)            -              -
  June 1, 1996 to May 31, 1997...............    9.78          0.54           0.28          (0.54)            -              -
  June 1, 1995 to May 31, 1996...............    9.82          0.55          (0.04)         (0.55)            -              -
  June 1, 1994 to May 31, 1995...............    9.60          0.55           0.22          (0.55)            -              -
  August 2, 1993(h) to May 31, 1994..........   10.14          0.47          (0.47)         (0.47)        (0.07)             -
 COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to May 31, 1998...............   10.22          0.53           0.47          (0.53)            -              -
  June 1, 1996 to May 31, 1997...............    9.89          0.54           0.33          (0.54)            -              -
  June 1, 1995 to May 31, 1996...............    9.90          0.53          (0.01)         (0.53)            -              -
  June 1, 1994 to May 31, 1995...............    9.69          0.48           0.21          (0.48)            -              -
  June 1, 1993 to May 31, 1994...............   10.00          0.51          (0.30)         (0.51)        (0.01)             -
B SHARES
  June 1, 1997 to May 31, 1998...............   10.23          0.45           0.48          (0.45)            -              -
  June 1, 1996 to May 31, 1997...............    9.90          0.47           0.33          (0.47)            -              -
  June 1, 1995 to May 31, 1996...............    9.91          0.46          (0.01)         (0.46)            -              -
  June 1, 1994 to May 31, 1995...............    9.70          0.41           0.21          (0.41)            -              -
  August 2, 1993(h) to May 31, 1994..........   10.04          0.35          (0.33)         (0.35)        (0.01)             -
I SHARES
  June 1, 1997 to May 31, 1998...............   10.22          0.53           0.47          (0.53)            -              -
  June 1, 1996 to May 31, 1997...............    9.89          0.54           0.33          (0.54)            -              -
  June 1, 1995 to May 31, 1996...............    9.90          0.53          (0.01)         (0.53)            -              -
  June 1, 1994 to May 31, 1995...............    9.69          0.48           0.21          (0.48)            -              -
  August 23, 1993(h) to May 31, 1994.........   10.22          0.39          (0.52)         (0.39)        (0.01)             -
 MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to May 31, 1998...............   10.57          0.53           0.48          (0.53)            -              -
  June 1, 1996 to May 31, 1997...............   10.30          0.54           0.27          (0.54)            -              -
  June 1, 1995 to May 31, 1996...............   10.45          0.56          (0.15)         (0.56)            -              -
  June 1, 1994 to May 31, 1995...............   10.15          0.53           0.30          (0.53)            -              -
  June 1, 1993 to May 31, 1994...............   10.65          0.53          (0.31)         (0.53)        (0.19)             -
B SHARES
  June 1, 1997 to May 31, 1998...............   10.57          0.45           0.48          (0.45)            -              -
  June 1, 1996 to May 31, 1997...............   10.30          0.46           0.27          (0.46)            -              -
  June 1, 1995 to May 31, 1996...............   10.44          0.48          (0.14)         (0.48)            -              -
  June 1, 1994 to May 31, 1995...............   10.15          0.45           0.29          (0.45)            -              -
  August 6, 1993(h) to May 31, 1994..........   10.77          0.35          (0.43)         (0.35)        (0.19)             -
I SHARES
  June 1, 1997 to May 31, 1998...............   10.57          0.53           0.48          (0.53)            -              -
  June 1, 1996 to May 31, 1997...............   10.30          0.54           0.27          (0.54)            -              -
  June 1, 1995 to May 31, 1996...............   10.45          0.56          (0.15)         (0.56)            -              -
  June 1, 1994 to May 31, 1995...............   10.16          0.53           0.29          (0.53)            -              -
  August 2, 1993(h) to May 31, 1994..........   10.74          0.43          (0.39)         (0.43)        (0.19)             -
 INCOME EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to May 31, 1998...............   33.16          0.52           8.77          (0.54)        (0.72)             -
  June 1, 1996 to May 31, 1997...............   27.56          0.57           5.54          (0.51)            -              -
  May 2, 1996(h) to May 31, 1996.............   26.94          0.07           0.55              -             -              -
B SHARES
  June 1, 1997 to May 31, 1998...............   33.09          0.24           8.75          (0.24)        (0.72)             -
  June 1, 1996 to May 31, 1997...............   27.54          0.36           5.52          (0.33)            -              -
  May 2, 1996(h) to May 31, 1996.............   26.94          0.02           0.58              -             -              -


                                                ENDING
                                               NET ASSET
                                               VALUE PER
                                                 SHARE
                                               ---------
 TOTAL RETURN BOND FUND (CONT'D)
----------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1997 to May 31, 1998...............     9.64
  June 1, 1996 to May 31, 1997...............     9.41
  June 1, 1995 to May 31, 1996...............     9.40
  June 1, 1994 to May 31, 1995...............     9.73
  December 31, 1993(h) to May 31, 1994.......     9.54
 TAX-FREE INCOME FUND
--------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to May 31, 1998...............    10.54
  June 1, 1996 to May 31, 1997...............    10.05
  June 1, 1995 to May 31, 1996...............     9.78
  June 1, 1994 to May 31, 1995...............     9.82
  June 1, 1993 to May 31, 1994...............     9.60
B SHARES
  June 1, 1997 to May 31, 1998...............    10.54
  June 1, 1996 to May 31, 1997...............    10.05
  June 1, 1995 to May 31, 1996...............     9.78
  June 1, 1994 to May 31, 1995...............     9.82
  August 6, 1993(h) to May 31, 1994..........     9.60
I SHARES
  June 1, 1997 to May 31, 1998...............    10.54
  June 1, 1996 to May 31, 1997...............    10.06
  June 1, 1995 to May 31, 1996...............     9.78
  June 1, 1994 to May 31, 1995...............     9.82
  August 2, 1993(h) to May 31, 1994..........     9.60
 COLORADO TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------

A SHARES
  June 1, 1997 to May 31, 1998...............    10.69
  June 1, 1996 to May 31, 1997...............    10.22
  June 1, 1995 to May 31, 1996...............     9.89
  June 1, 1994 to May 31, 1995...............     9.90
  June 1, 1993 to May 31, 1994...............     9.69
B SHARES
  June 1, 1997 to May 31, 1998...............    10.71
  June 1, 1996 to May 31, 1997...............    10.23
  June 1, 1995 to May 31, 1996...............     9.90
  June 1, 1994 to May 31, 1995...............     9.91
  August 2, 1993(h) to May 31, 1994..........     9.70
I SHARES
  June 1, 1997 to May 31, 1998...............    10.69
  June 1, 1996 to May 31, 1997...............    10.22
  June 1, 1995 to May 31, 1996...............     9.89
  June 1, 1994 to May 31, 1995...............     9.90
  August 23, 1993(h) to May 31, 1994.........     9.69
 MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------

A SHARES
  June 1, 1997 to May 31, 1998...............    11.05
  June 1, 1996 to May 31, 1997...............    10.57
  June 1, 1995 to May 31, 1996...............    10.30
  June 1, 1994 to May 31, 1995...............    10.45
  June 1, 1993 to May 31, 1994...............    10.15
B SHARES
  June 1, 1997 to May 31, 1998...............    11.05
  June 1, 1996 to May 31, 1997...............    10.57
  June 1, 1995 to May 31, 1996...............    10.30
  June 1, 1994 to May 31, 1995...............    10.44
  August 6, 1993(h) to May 31, 1994..........    10.15
I SHARES
  June 1, 1997 to May 31, 1998...............    11.05
  June 1, 1996 to May 31, 1997...............    10.57
  June 1, 1995 to May 31, 1996...............    10.30
  June 1, 1994 to May 31, 1995...............    10.45
  August 2, 1993(h) to May 31, 1994..........    10.16
 INCOME EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------------

A SHARES
  June 1, 1997 to May 31, 1998...............    41.19
  June 1, 1996 to May 31, 1997...............    33.16
  May 2, 1996(h) to May 31, 1996.............    27.56
B SHARES
  June 1, 1997 to May 31, 1998...............    41.12
  June 1, 1996 to May 31, 1997...............    33.09
  May 2, 1996(h) to May 31, 1996.............    27.54

                                                                 [LOGO]
See Notes to Financial Highlights and Notes to Financial Statements

                        SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD

--------------------------------------------------------------------------------

                                  RATIOS TO AVERAGE NET ASSETS                                            NET ASSETS AT
                           -------------------------------------------                     PORTFOLIO      END OF PERIOD    AVERAGE
                           NET INVESTMENT       NET          GROSS          TOTAL          TURNOVER          (000'S       COMMISSION
                            INCOME (LOSS)     EXPENSES    EXPENSES(a)     RETURN(b)          RATE           OMITTED)       RATE(c)
                           ---------------   ----------   ------------   ------------   ---------------   -------------   ----------
 TOTAL RETURN BOND FUND (CONT'D)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1997 to May 31,
    1998.................     6.14%(e)        0.75%(e)       0.86%(e)        9.45%       134.56%(g)        109,084          N/A
  June 1, 1996 to May 31,
    1997.................     6.36%           0.75%          1.05%           6.95%        55.07%           125,437          N/A
  June 1, 1995 to May 31,
    1996.................     6.57%           0.75%          1.07%           3.41%        77.49%           120,767          N/A
  June 1, 1994 to May 31,
    1995.................     7.04%           0.71%          1.17%           9.43%        35.19%            96,199          N/A
  December 31, 1993(h) to
    May 31, 1994.........     6.81%(d)        0.46%(d)       2.10%(d)       (4.62%)(d)    37.50%            11,694          N/A
 TAX-FREE INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to May 31,
    1998.................     5.09%           0.60%          0.99%          10.33%       142.81%            35,121          N/A
  June 1, 1996 to May 31,
    1997.................     5.41%           0.50%          1.06%           8.43%       152.33%            29,217          N/A
  June 1, 1995 to May 31,
    1996.................     5.54%           0.40%          1.06%           5.29%       126.20%            33,914          N/A
  June 1, 1994 to May 31,
    1995.................     5.87%           0.60%          1.12%           8.42%       130.90%            30,786          N/A
  June 1, 1993 to May 31,
    1994.................     5.77%           0.60%          1.14%           1.74%       116.54%            34,426          N/A
B SHARES
  June 1, 1997 to May 31,
    1998.................     4.31%           1.35%          2.05%           9.52%       142.81%            11,070          N/A
  June 1, 1996 to May 31,
    1997.................     4.64%           1.26%          2.15%           7.63%       152.33%             7,329          N/A
  June 1, 1995 to May 31,
    1996.................     4.77%           1.14%          2.21%           4.50%       126.20%             5,897          N/A
  June 1, 1994 to May 31,
    1995.................     5.05%           1.35%          2.21%           7.61%       130.90%             3,729          N/A
  August 6, 1993(h) to
    May 31, 1994.........     4.76%(d)        1.31%(d)       2.24%(d)       (0.98%)(d)   116.54%             2,674          N/A
I SHARES
  June 1, 1997 to May 31,
    1998.................     5.09%           0.60%          0.92%          10.22%       142.81%           286,734          N/A
  June 1, 1996 to May 31,
    1997.................     5.40%           0.50%          1.03%           8.54%       152.33%           259,861          N/A
  June 1, 1995 to May 31,
    1996.................     5.57%           0.32%          1.06%           5.29%       126.20%           276,159          N/A
  June 1, 1994 to May 31,
    1995.................     5.84%           0.60%          1.05%           8.42%       130.90%            94,454          N/A
  August 2, 1993(h) to
    May 31, 1994.........     5.71%(d)        0.60%(d)       1.10%(d)       (0.21%)(d)   116.54%           102,084          N/A
 COLORADO TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to May 31,
    1998.................     5.00%           0.60%          1.04%           9.96%        69.87%            34,254          N/A
  June 1, 1996 to May 31,
    1997.................     5.36%           0.45%          1.14%           9.00%       129.26%            27,806          N/A
  June 1, 1995 to May 31,
    1996.................     5.30%           0.30%          1.13%           5.35%       171.41%            26,991          N/A
  June 1, 1994 to May 31,
    1995.................     5.10%           0.30%          1.15%           7.47%        47.88%            25,997          N/A
  June 1, 1993 to May 31,
    1994.................     4.94%           0.07%          1.23%           2.02%        40.92%            31,724          N/A
B SHARES
  June 1, 1997 to May 31,
    1998.................     4.24%           1.35%          2.04%           9.25%        69.87%             9,156          N/A
  June 1, 1996 to May 31,
    1997.................     4.60%           1.20%          2.15%           8.19%       129.26%             7,218          N/A
  June 1, 1995 to May 31,
    1996.................     4.64%           1.05%          2.16%           4.56%       171.41%             6,400          N/A
  June 1, 1994 to May 31,
    1995.................     4.32%           1.05%          2.16%           6.67%        47.88%             5,198          N/A
  August 2, 1993(h) to
    May 31, 1994.........     4.08%(d)        0.85%(d)       2.24%(d)        0.27%(d)     40.92%             4,494          N/A
I SHARES
  June 1, 1997 to May 31,
    1998.................     5.01%           0.60%          1.01%           9.97%        69.87%            32,342          N/A
  June 1, 1996 to May 31,
    1997.................     5.35%           0.45%          1.13%           9.00%       129.26%            25,917          N/A
  June 1, 1995 to May 31,
    1996.................     5.30%           0.30%          1.13%           5.35%       171.41%            24,074          N/A
  June 1, 1994 to May 31,
    1995.................     5.08%           0.30%          1.16%           7.47%        47.88%            24,539          N/A
  August 23, 1993(h) to
    May 31, 1994.........     5.03%(d)        0.11%(d)       1.21%(d)        0.90%(d)     40.92%            15,153          N/A
 MINNESOTA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to May 31,
    1998.................     4.83%           0.60%          1.07%           9.71%        68.27%            33,597          N/A
  June 1, 1996 to May 31,
    1997.................     5.11%           0.60%          1.21%           7.98%        96.68%            25,739          N/A
  June 1, 1995 to May 31,
    1996.................     5.26%           0.48%          1.26%           3.97%        77.10%            26,610          N/A
  June 1, 1994 to May 31,
    1995.................     5.25%           0.49%          1.61%           8.55%       139.33%            15,559          N/A
  June 1, 1993 to May 31,
    1994.................     4.92%           0.61%          1.52%           1.94%        84.23%            10,008          N/A
B SHARES
  June 1, 1997 to May 31,
    1998.................     4.07%           1.35%          2.08%           8.89%        68.27%            16,549          N/A
  June 1, 1996 to May 31,
    1997.................     4.35%           1.34%          2.21%           7.18%        96.68%            11,128          N/A
  June 1, 1995 to May 31,
    1996.................     4.51%           1.23%          2.29%           3.28%        77.10%             8,825          N/A
  June 1, 1994 to May 31,
    1995.................     4.52%           1.21%          2.62%           7.63%       139.33%             5,090          N/A
  August 6, 1993(h) to
    May 31, 1994.........     3.99%(d)        1.31%(d)       2.45%(d)       (0.58%)(d)    84.23%             2,485          N/A
I SHARES
  June 1, 1997 to May 31,
    1998.................     4.84%           0.60%          1.04%           9.71%        68.27%            20,736          N/A
  June 1, 1996 to May 31,
    1997.................     5.12%           0.60%          1.23%           7.98%        96.68%            11,135          N/A
  June 1, 1995 to May 31,
    1996.................     5.24%           0.51%          1.30%           3.97%        77.10%             3,988          N/A
  June 1, 1994 to May 31,
    1995.................     5.29%           0.48%          1.58%           8.44%       139.33%             1,799          N/A
  August 2, 1993(h) to
    May 31, 1994.........     4.90%(d)        0.61%(d)       1.54%(d)        0.29%(d)     84.23%               872          N/A
 INCOME EQUITY FUND

                                                                 [LOGO]

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to May 31,
    1998.................     1.44%(e)        0.85%(e)       0.91%(e)       28.64%         3.46%(g)         75,144        0.0585(g)
  June 1, 1996 to May 31,
    1997.................     1.95%           0.85%          0.93%          22.40%         4.76%            43,708        0.0792
  May 2, 1996(h) to May
    31, 1996.............     3.69%(d)        0.91%(d)       1.91%(d)        2.30%         0.69%            31,448        0.0942
B SHARES
  June 1, 1997 to May 31,
    1998.................     0.69%(e)        1.60%(e)       1.91%(e)       27.67%         3.46%(g)         67,385        0.0585(g)
  June 1, 1996 to May 31,
    1997.................     1.24%           1.59%          1.96%          21.48%         4.76%            33,626        0.0792
  May 2, 1996(h) to May
    31, 1996.............     2.92%(d)        1.72%(d)       2.63%(d)        2.23%         0.69%            17,318        0.0942

                                                                 [LOGO]
See Notes to Financial Highlights and Notes to Financial Statements

                        SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD

--------------------------------------------------------------------------------

                                                                         NET REALIZED
                                               BEGINNING      NET            AND         DIVIDENDS    DISTRIBUTIONS
                                               NET ASSET   INVESTMENT     UNREALIZED      FROM NET      FROM NET
                                               VALUE PER     INCOME     GAIN (LOSS) ON   INVESTMENT     REALIZED      RETURN OF
                                                 SHARE       (LOSS)      INVESTMENTS       INCOME         GAINS        CAPITAL
                                               ---------   ----------   --------------   ----------   -------------   ----------
 INCOME EQUITY FUND (CONT'D)
--------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1997 to May 31, 1998...............  $33.16        $ 0.52         $ 8.76         $(0.54)       $(0.72)        $    -
  June 1, 1996 to May 31, 1997...............   27.56          0.56           5.55          (0.51)            -              -
  November 1, 1995 to May 31, 1996...........   24.02          0.29           4.02          (0.69)        (0.08)             -
  November 11, 1994(h) to October 31, 1995...   18.90          0.46           4.66              -             -              -
 VALUGROWTH STOCK FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to May 31, 1998...............   25.06          0.13           4.69          (0.16)        (3.54)             -
  June 1, 1996 to May 31, 1997...............   22.63          0.17           4.80          (0.13)        (2.41)             -
  June 1, 1995 to May 31, 1996...............   18.82          0.13           3.93          (0.13)        (0.12)             -
  June 1, 1994 to May 31, 1995...............   17.17          0.17           1.66          (0.18)            -              -
  June 1, 1993 to May 31, 1994...............   17.27          0.10           0.19          (0.17)        (0.22)             -
B SHARES
  June 1, 1997 to May 31, 1998...............   24.55         (0.02)          4.56          (0.03)        (3.54)             -
  June 1, 1996 to May 31, 1997...............   22.28          0.01           4.68          (0.01)        (2.41)             -
  June 1, 1995 to May 31, 1996...............   18.65         (0.02)          3.87          (0.10)        (0.12)             -
  June 1, 1994 to May 31, 1995...............   17.10          0.07           1.61          (0.13)            -              -
  August 5, 1993(h) to May 31, 1994..........   17.12          0.07           0.23          (0.10)        (0.22)             -
I SHARES
  June 1, 1997 to May 31, 1998...............   25.03          0.06           4.76          (0.16)        (3.54)             -
  June 1, 1996 to May 31, 1997...............   22.61          0.16           4.80          (0.13)        (2.41)             -
  June 1, 1995 to May 31, 1996...............   18.80          0.14           3.91          (0.12)        (0.12)             -
  June 1, 1994 to May 31, 1995...............   17.16          0.18           1.64          (0.18)            -              -
  August 2, 1993(h) to May 31, 1994..........   16.91          0.13           0.46          (0.12)        (0.22)             -
 DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to May 31, 1998...............   36.51          0.16           8.99          (0.27)        (2.33)             -
  June 1, 1996 to May 31, 1997...............   30.56          0.20           6.10          (0.16)        (0.19)             -
  May 2, 1996(h) to May 31, 1996.............   29.89          0.02           0.65              -             -              -
B SHARES
  June 1, 1997 to May 31, 1998...............   36.31         (0.06)          8.85          (0.08)        (2.33)             -
  June 1, 1996 to May 31, 1997...............   30.54          0.03           6.00          (0.07)        (0.19)             -
  May 6, 1996(h) to May 31, 1996.............   29.41          0.02           1.11              -             -              -
I SHARES
  June 1, 1997 to May 31, 1998...............   36.50          0.22           8.94          (0.27)        (2.33)             -
  June 1, 1996 to May 31, 1997...............   30.55          0.25           6.05          (0.16)        (0.19)             -
  November 1, 1995 to May 31, 1996...........   27.53          0.16           4.25          (0.42)        (0.97)             -
  November 11, 1994(h) to October 31, 1995...   22.21          0.22           5.10              -             -              -
 GROWTH EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to May 31, 1998...............   32.49         (0.06)          6.88          (0.04)        (3.54)             -
  June 1, 1996 to May 31, 1997...............   29.08         (0.02)          4.06          (0.04)        (0.59)             -
  May 2, 1996(h) to May 31, 1996.............   28.50             -           0.58              -             -              -
B SHARES
  June 1, 1997 to May 31, 1998...............   32.28         (0.23)          6.72              -         (3.54)             -
  June 1, 1996 to May 31, 1997...............   29.07         (0.13)          3.93              -         (0.59)             -
  May 6, 1996(h) to May 31, 1996.............   28.18             -           0.89              -             -              -
I SHARES
  June 1, 1997 to May 31, 1998...............   32.48         (0.04)          6.86          (0.04)        (3.54)             -
  June 1, 1996 to May 31, 1997...............   29.08         (0.02)          4.05          (0.04)        (0.59)             -
  November 1, 1995 to May 31, 1996...........   26.97             -           4.09          (0.12)        (1.86)             -
  November 11, 1994(h) to October 31, 1995...   22.28         (0.02)          4.71              -             -              -


                                                ENDING
                                               NET ASSET
                                               VALUE PER
                                                 SHARE
                                               ---------
 INCOME EQUITY FUND (CONT'D)
--------------------------------------------------------------------------------------------------------------------------------

I SHARES
  June 1, 1997 to May 31, 1998...............   $41.18
  June 1, 1996 to May 31, 1997...............    33.16
  November 1, 1995 to May 31, 1996...........    27.56
  November 11, 1994(h) to October 31, 1995...    24.02
 VALUGROWTH STOCK FUND
--------------------------------------------------------------------------------------------------------------------------------

A SHARES
  June 1, 1997 to May 31, 1998...............    26.18
  June 1, 1996 to May 31, 1997...............    25.06
  June 1, 1995 to May 31, 1996...............    22.63
  June 1, 1994 to May 31, 1995...............    18.82
  June 1, 1993 to May 31, 1994...............    17.17
B SHARES
  June 1, 1997 to May 31, 1998...............    25.52
  June 1, 1996 to May 31, 1997...............    24.55
  June 1, 1995 to May 31, 1996...............    22.28
  June 1, 1994 to May 31, 1995...............    18.65
  August 5, 1993(h) to May 31, 1994..........    17.10
I SHARES
  June 1, 1997 to May 31, 1998...............    26.15
  June 1, 1996 to May 31, 1997...............    25.03
  June 1, 1995 to May 31, 1996...............    22.61
  June 1, 1994 to May 31, 1995...............    18.80
  August 2, 1993(h) to May 31, 1994..........    17.16
 DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------------

A SHARES
  June 1, 1997 to May 31, 1998...............    43.06
  June 1, 1996 to May 31, 1997...............    36.51
  May 2, 1996(h) to May 31, 1996.............    30.56
B SHARES
  June 1, 1997 to May 31, 1998...............    42.69
  June 1, 1996 to May 31, 1997...............    36.31
  May 6, 1996(h) to May 31, 1996.............    30.54
I SHARES
  June 1, 1997 to May 31, 1998...............    43.06
  June 1, 1996 to May 31, 1997...............    36.50
  November 1, 1995 to May 31, 1996...........    30.55
  November 11, 1994(h) to October 31, 1995...    27.53
 GROWTH EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------------

A SHARES
  June 1, 1997 to May 31, 1998...............    35.73
  June 1, 1996 to May 31, 1997...............    32.49
  May 2, 1996(h) to May 31, 1996.............    29.08
B SHARES
  June 1, 1997 to May 31, 1998...............    35.23
  June 1, 1996 to May 31, 1997...............    32.28
  May 6, 1996(h) to May 31, 1996.............    29.07
I SHARES
  June 1, 1997 to May 31, 1998...............    35.72
  June 1, 1996 to May 31, 1997...............    32.48
  November 1, 1995 to May 31, 1996...........    29.08
  November 11, 1994(h) to October 31, 1995...    26.97

                                                                 [LOGO]

--------------------------------------------------------------------------------

                                  RATIOS TO AVERAGE NET ASSETS
                           ------------------------------------------
                               NET                                                                   NET ASSETS AT
                           INVESTMENT                                                   PORTFOLIO    END OF PERIOD    AVERAGE
                             INCOME            NET          GROSS          TOTAL        TURNOVER        (000'S       COMMISSION
                             (LOSS)          EXPENSES    EXPENSES(a)     RETURN(b)        RATE         OMITTED)       RATE(c)
                           -----------      ----------   ------------   ------------   -----------   -------------   ----------
 INCOME EQUITY FUND (CONT'D)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1997 to May 31,
    1998.................        1.43%(e)    0.85%(e)       0.86%(e)       28.61%          3.46%(g)  $1,214,385      $0.0585(g)
  June 1, 1996 to May 31,
    1997.................        1.97%       0.85%          0.90%          22.40%            4.76%    425,197        0.0792
  November 1, 1995 to May
    31, 1996.............        2.72%(d)    0.86%(d)       1.13%(d)       18.14%            0.69%    230,831        0.0942
  November 11, 1994(h) to
    October 31, 1995.....        2.51%(d)    0.85%(d)       1.12%(d)       27.09%            7.03%     49,000          N/A
 VALUGROWTH STOCK FUND
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to May 31,
    1998.................        0.56%       1.00%          1.26%          21.15%           74.25%     27,771        0.0588
  June 1, 1996 to May 31,
    1997.................        0.70%       1.01%          1.39%          23.32%           75.50%     18,830        0.0781
  June 1, 1995 to May 31,
    1996.................        0.63%       1.20%          1.42%          21.69%          105.43%     15,232        0.0603
  June 1, 1994 to May 31,
    1995.................        1.01%       1.20%          1.43%          10.72%           63.82%     12,138          N/A
  June 1, 1993 to May 31,
    1994.................        1.06%       1.20%          1.43%           1.68%           86.07%     12,922          N/A
B SHARES
  June 1, 1997 to May 31,
    1998.................       (0.19%)      1.75%          2.31%          20.30%           74.25%      8,943        0.0588
  June 1, 1996 to May 31,
    1997.................       (0.07%)      1.76%          2.48%          22.33%           75.50%      6,591        0.0781
  June 1, 1995 to May 31,
    1996.................       (0.12%)      1.96%          2.54%          20.79%          105.43%      5,130        0.0603
  June 1, 1994 to May 31,
    1995.................        0.28%       1.95%          2.51%           9.88%           63.82%      3,569          N/A
  August 5, 1993(h) to
    May 31, 1994.........        0.25%(d)    1.95%(d)       2.55%(d)        2.36%(d)        86.07%      2,218          N/A
I SHARES
  June 1, 1997 to May 31,
    1998.................        0.53%       1.00%          1.20%          21.18%           74.25%    609,056        0.0588
  June 1, 1996 to May 31,
    1997.................        0.67%       1.01%          1.33%          23.30%           75.50%    180,204        0.0781
  June 1, 1995 to May 31,
    1996.................        0.62%       1.20%          1.32%          21.72%          105.43%    156,553        0.0603
  June 1, 1994 to May 31,
    1995.................        1.02%       1.20%          1.33%          10.67%           63.82%    136,589          N/A
  August 2, 1993(h) to
    May 31, 1994.........        0.92%(d)    1.20%(d)       1.39%(d)        2.99%(d)        86.07%    113,061          N/A
 DIVERSIFIED EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to May 31,
    1998.................        0.60%(e)    1.00%(e)       1.20%(e)       26.08%             (N/Ai)   56,350          N/A(i)
  June 1, 1996 to May 31,
    1997.................        0.81%(e)    1.02%(e)       1.40%(e)       20.75%           48.08%     25,271        0.0626
  May 2, 1996(h) to May
    31, 1996.............        1.88%(d)(e)  1.52%(d)(e)    4.06%(d)(e)     2.24%           5.76%      2,699        0.0671
B SHARES
  June 1, 1997 to May 31,
    1998.................       (0.15%)(e)   1.75%(e)       2.19%(e)       25.13%             (N/Ai)   81,548          N/A(i)
  June 1, 1996 to May 31,
    1997.................        0.09%(e)    1.76%(e)       2.41%(e)       19.86%           48.08%     33,870        0.0626
  May 6, 1996(h) to May
    31, 1996.............        1.24%(d)(e)  2.37%(d)(e)    4.95%(d)(e)     3.84%           5.76%      2,447        0.0671
I SHARES
  June 1, 1997 to May 31,
    1998.................        0.60%(e)    1.00%(e)       1.13%(e)       26.12%             (N/Ai) 1,520,343         N/A(i)
  June 1, 1996 to May 31,
    1997.................        0.79%(e)    1.02%(e)       1.31%(e)       20.76%           48.08%   1,212,565       0.0626
  November 1, 1995 to May
    31, 1996.............        1.00%(d)(e)  1.06%(d)(e)    1.30%(d)(e)    16.38%           5.76%    907,223        0.0671
  November 11, 1994(h) to
    October 31, 1995.....        1.01%(d)(e)  1.09%(d)(e)    1.37%(d)(e)    23.95%          10.33%    711,111          N/A
 GROWTH EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to May 31,
    1998.................       (0.11%)(e)   1.25%(e)       1.42%(e)       22.55%             (N/Ai)   21,567          N/A(i)
  June 1, 1996 to May 31,
    1997.................       (0.12%)(e)   1.30%(e)       1.95%(e)       14.11%            9.06%     14,146        0.0565
  May 2, 1996(h) to May
    31, 1996.............        0.34%(d)(e)  2.08%(d)(e)    6.40%(d)(e)     2.04%           7.39%      3,338        0.0617
B SHARES
  June 1, 1997 to May 31,
    1998.................       (0.85%)(e)   2.00%(e)       2.45%(e)       21.63%             (N/Ai)   16,615          N/A(i)
  June 1, 1996 to May 31,
    1997.................       (0.82%)(e)   2.04%(e)       3.02%(e)       13.28%            9.06%      8,713        0.0565
  May 6, 1996(h) to May
    31, 1996.............       (0.40%)(d)(e)  2.92%(d)(e)    7.44%(d)(e)     3.16%          7.39%        703        0.0617
I SHARES
  June 1, 1997 to May 31,
    1998.................       (0.11%)(e)   1.25%(e)       1.35%(e)       22.52%             (N/Ai) 1,033,251         N/A(i)
  June 1, 1996 to May 31,
    1997.................       (0.09%)(e)   1.30%(e)       1.84%(e)       14.11%            9.06%    895,420        0.0565
  November 1, 1995 to May
    31, 1996.............        0.01%(d)(e)  1.35%(d)(e)    1.85%(d)(e)    15.83%           7.39%    735,728        0.0617
  November 11, 1994(h) to
    October 31, 1995.....       (0.11%)(d)(e)  1.38%(d)(e)    1.92%(d)(e)    21.10%          8.90%    564,004          N/A

                                                                 [LOGO]
See Notes to Financial Highlights and Notes to Financial Statements

 FINANCIAL HIGHLIGHTS (CONCLUDED)

--------------------------------------------------------------------------------

                                                                         NET REALIZED
                                               BEGINNING      NET            AND         DIVIDENDS    DISTRIBUTIONS
                                               NET ASSET   INVESTMENT     UNREALIZED      FROM NET      FROM NET
                                               VALUE PER     INCOME     GAIN (LOSS) ON   INVESTMENT     REALIZED      RETURN OF
                                                 SHARE       (LOSS)      INVESTMENTS       INCOME         GAINS        CAPITAL
                                               ---------   ----------   --------------   ----------   -------------   ----------
 SMALL COMPANY STOCK FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to May 31, 1998...............   13.95         (0.07)          1.09              -         (2.90)         (0.07)
  June 1, 1996 to May 31, 1997...............   14.02         (0.04)          0.88              -         (0.91)             -
  June 1, 1995 to May 31, 1996...............   10.64          0.01           3.93          (0.03)        (0.53)             -
  June 1, 1994 to May 31, 1995...............    9.84          0.12           0.87          (0.11)        (0.08)             -
  December 31, 1993(h) to May 31, 1994.......   10.00          0.07          (0.15)         (0.08)            -              -
B SHARES
  June 1, 1997 to May 31, 1998...............   13.63         (0.11)          1.01              -         (2.90)         (0.07)
  June 1, 1996 to May 31, 1997...............   13.83         (0.11)          0.82              -         (0.91)             -
  June 1, 1995 to May 31, 1996...............   10.56         (0.08)          3.90          (0.02)        (0.53)             -
  June 1, 1994 to May 31, 1995...............    9.82          0.07           0.84          (0.09)        (0.08)             -
  December 31, 1993(h) to May 31, 1994.......   10.00          0.06          (0.17)         (0.07)            -              -
I SHARES
  June 1, 1997 to May 31, 1998...............   13.88         (0.09)          1.11              -         (2.90)         (0.07)
  June 1, 1996 to May 31, 1997...............   13.96         (0.04)          0.87              -         (0.91)             -
  June 1, 1995 to May 31, 1996...............   10.59          0.01           3.93          (0.03)        (0.54)             -
  June 1, 1994 to May 31, 1995...............    9.80          0.12           0.87          (0.12)        (0.08)             -
  December 31, 1993(h) to May 31, 1994.......   10.00          0.08          (0.20)         (0.08)            -              -
 SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to May 31, 1998...............   19.83         (0.07)          4.37              -         (0.53)             -
  October 9, 1996(h) to May 31, 1997.........   17.39         (0.01)          2.46              -         (0.01)             -
B SHARES
  June 1, 1997 to May 31, 1998...............   19.75         (0.05)          4.15              -         (0.53)             -
  November 8, 1996(h) to May 31, 1997........   17.41         (0.05)          2.40              -         (0.01)             -
I SHARES
  June 1, 1997 to May 31, 1998...............   19.84         (0.06)          4.36              -         (0.53)             -
  August 15, 1996(h) to May 31, 1997.........   16.26         (0.01)          3.60              -         (0.01)             -
 INTERNATIONAL FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to May 31, 1998...............   21.66          0.03           2.35          (0.20)            -              -
  June 1, 1996 to May 31, 1997...............   19.82          0.10           1.94          (0.20)            -              -
  November 1, 1995 to May 31, 1996...........   17.97          0.35           1.83          (0.33)            -              -
  April 12, 1995(h) to October 31, 1995......   16.50          0.01           1.46              -             -              -
B SHARES
  June 1, 1997 to May 31, 1998...............   21.55         (0.09)          2.31          (0.07)            -              -
  June 1, 1996 to May 31, 1997...............   19.71         (0.06)          1.93          (0.03)            -              -
  November 1, 1995 to May 31, 1996...........   17.91          0.25           1.83          (0.28)            -              -
  May 12, 1995(h) to October 31, 1995........   17.20          0.01           0.70              -             -              -
I SHARES
  June 1, 1997 to May 31, 1998...............   21.67          0.09           2.29          (0.20)            -              -
  June 1, 1996 to May 31, 1997...............   19.84          0.09           1.94          (0.20)            -              -
  November 1, 1995 to May 31, 1996...........   17.99          0.14           2.04          (0.33)            -              -
  November 11, 1994(h) to October 31, 1995...   17.28          0.09           0.62              -             -              -


                                                ENDING
                                               NET ASSET
                                               VALUE PER
                                                 SHARE
                                               ---------
 SMALL COMPANY STOCK FUND
--------------------------------------------------------------------------------------------------------------------------------

A SHARES
  June 1, 1997 to May 31, 1998...............    12.00
  June 1, 1996 to May 31, 1997...............    13.95
  June 1, 1995 to May 31, 1996...............    14.02
  June 1, 1994 to May 31, 1995...............    10.64
  December 31, 1993(h) to May 31, 1994.......     9.84
B SHARES
  June 1, 1997 to May 31, 1998...............    11.56
  June 1, 1996 to May 31, 1997...............    13.63
  June 1, 1995 to May 31, 1996...............    13.83
  June 1, 1994 to May 31, 1995...............    10.56
  December 31, 1993(h) to May 31, 1994.......     9.82
I SHARES
  June 1, 1997 to May 31, 1998...............    11.93
  June 1, 1996 to May 31, 1997...............    13.88
  June 1, 1995 to May 31, 1996...............    13.96
  June 1, 1994 to May 31, 1995...............    10.59
  December 31, 1993(h) to May 31, 1994.......     9.80
 SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------------------------------------------------------

A SHARES
  June 1, 1997 to May 31, 1998...............    23.60
  October 9, 1996(h) to May 31, 1997.........    19.83
B SHARES
  June 1, 1997 to May 31, 1998...............    23.32
  November 8, 1996(h) to May 31, 1997........    19.75
I SHARES
  June 1, 1997 to May 31, 1998...............    23.61
  August 15, 1996(h) to May 31, 1997.........    19.84
 INTERNATIONAL FUND
--------------------------------------------------------------------------------------------------------------------------------

A SHARES
  June 1, 1997 to May 31, 1998...............    23.84
  June 1, 1996 to May 31, 1997...............    21.66
  November 1, 1995 to May 31, 1996...........    19.82
  April 12, 1995(h) to October 31, 1995......    17.97
B SHARES
  June 1, 1997 to May 31, 1998...............    23.70
  June 1, 1996 to May 31, 1997...............    21.55
  November 1, 1995 to May 31, 1996...........    19.71
  May 12, 1995(h) to October 31, 1995........    17.91
I SHARES
  June 1, 1997 to May 31, 1998...............    23.85
  June 1, 1996 to May 31, 1997...............    21.67
  November 1, 1995 to May 31, 1996...........    19.84
  November 11, 1994(h) to October 31, 1995...    17.99

                                                                 [LOGO]

--------------------------------------------------------------------------------

                                  RATIOS TO AVERAGE NET ASSETS
                           -------------------------------------------                PORTFOLIO     NET ASSETS AT     AVERAGE
                           NET INVESTMENT       NET          GROSS         TOTAL       TURNOVER     END OF PERIOD    COMMISSION
                           INCOME (LOSS)     EXPENSES     EXPENSES(a)    RETURN(b)       RATE      (000'S OMITTED)    RATE(c)
                           --------------   -----------   ------------   ----------   ----------   ---------------   ----------
 SMALL COMPANY STOCK FUND
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to May 31,
    1998.................      (0.50%)(e)      1.20%(e)       1.42%(e)     8.07%      166.16%(g)         8,426       $0.0616(g)
  June 1, 1996 to May 31,
    1997.................      (0.38%)         1.19%          1.67%        6.34%      210.19%            7,355        0.0774
  June 1, 1995 to May 31,
    1996.................       0.03%          1.21%          1.87%       38.22%      134.53%            5,426        0.0555
  June 1, 1994 to May 31,
    1995.................       1.14%          0.53%          2.32%       10.19%       68.09%            1,540           N/A
  December 31, 1993(h) to
    May 31, 1994.........       1.95%(d)       0.22%(d)      10.66%(d)          (1.   )(d)  14.98%         265           N/A
B SHARES
  June 1, 1997 to May 31,
    1998.................      (1.26%)(e)      1.95%(e)       2.47%(e)     7.29%      166.16%(g)         5,799        0.0616(g)
  June 1, 1996 to May 31,
    1997.................      (1.13%)         1.94%          2.73%        5.46%      210.19%            5,125        0.0774
  June 1, 1995 to May 31,
    1996.................      (0.74%)         1.96%          2.96%       37.32%      134.53%            4,125        0.0555
  June 1, 1994 to May 31,
    1995.................       0.38%          1.27%          3.56%        9.31%       68.09%              963           N/A
  December 31, 1993(h) to
    May 31, 1994.........       1.27%(d)       0.98%(d)      20.87%(d)          (2.   )(d)  14.98%         195           N/A
I SHARES
  June 1, 1997 to May 31,
    1998.................      (0.53%)(e)      1.20%(e)       1.32%(e)     8.12%      166.16%(g)       112,713        0.0616(g)
  June 1, 1996 to May 31,
    1997.................      (0.38%)         1.19%          1.56%        6.30%      210.19%          161,995        0.0774
  June 1, 1995 to May 31,
    1996.................       0.05%          1.21%          1.60%       38.30%      134.53%          125,986        0.0555
  June 1, 1994 to May 31,
    1995.................       1.14%          0.52%          1.82%       10.13%       68.09%           54,240           N/A
  December 31, 1993(h) to
    May 31, 1994.........       2.03%(d)       0.20%(d)       4.33%(d)          (2.   )(d)  14.98%       9,251           N/A
 SMALL CAP OPPORTUNITIES FUND
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to May 31,
    1998.................      (0.43%)(e)      1.27%(e)       1.86%(e)    21.97%       54.98%(g)         6,870        0.0582(g)
  October 9, 1996(h) to
    May 31, 1997.........      (0.18%)(d)(e)    1.25%(d)(e)    10.51%(d)(e)  11.37%    34.45%(g)           522        0.0584(g)
B SHARES
  June 1, 1997 to May 31,
    1998.................      (1.21%)(e)      2.02%(e)       3.05%(e)    21.03%       54.98%(g)         6,140        0.0582(g)
  November 8, 1996(h) to
    May 31, 1997.........      (0.99%)(d)(e)    2.06%(d)(e)    27.27%(d)(e)  13.53%    34.45%(g)           158        0.0584(g)
I SHARES
  June 1, 1997 to May 31,
    1998.................      (0.40%)(e)      1.25%(e)       1.38%(e)    21.95%       54.98%(g)       284,828        0.0582(g)
  August 15, 1996(h) to
    May 31, 1997.........      (0.16%)(d)(e)    1.25%(d)(e)     1.89%(d)(e)  11.42%    34.45%(g)        77,174        0.0584(g)
 INTERNATIONAL FUND
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1997 to May 31,
    1998.................       0.44%(e)       1.47%(e)       1.72%(e)    11.20%          N/A(i)         3,342           N/A(i)
  June 1, 1996 to May 31,
    1997.................       0.42%(e)       1.43%(e)       1.72%(e)    10.33%       48.23%(g)         2,240        0.0202(g)
  November 1, 1995 to May
    31, 1996.............       0.92%(d)(e)    1.50%(d)(e)     2.51%(d)(e)  12.31%     14.12%(g)         1,080        0.0325(g)
  April 12, 1995(h) to
    October 31, 1995.....       0.26%(d)(e)    1.32%(d)(e)    20.95%(d)(e)   8.91%     29.41%(g)           216           N/A
B SHARES
  June 1, 1997 to May 31,
    1998.................      (0.29%)(e)      2.22%(e)       2.81%(e)    10.39%          N/A(i)         2,245           N/A(i)
  June 1, 1996 to May 31,
    1997.................      (0.34%)(e)      2.18%(e)       2.76%(e)     9.44%       48.23%(g)         1,667        0.0202(g)
  November 1, 1995 to May
    31, 1996.............      (0.02%)(d)(e)    2.25%(d)(e)     3.11%(d)(e)  11.79%    14.12%(g)           995        0.0325(g)
  May 12, 1995(h) to
    October 31, 1995.....       0.17%(d)(e)    1.27%(d)(e)    14.57%(d)(e)   4.30%     29.41%(g)           395           N/A
I SHARES
  June 1, 1997 to May 31,
    1998.................       0.45%(e)       1.47%(e)       1.50%(e)    11.19%          N/A(i)       279,667           N/A(i)
  June 1, 1996 to May 31,
    1997.................       0.40%(e)       1.43%(e)       1.44%(e)    10.27%       48.23%(g)       228,552        0.0202(g)
  November 1, 1995 to May
    31, 1996.............       0.60%(d)(e)    1.50%(d)(e)     1.52%(d)(e)  12.31%     14.12%(g)       143,643        0.0325(g)
  November 11, 1994(h) to
    October 31, 1995.....       0.54%(d)(e)    1.50%(d)(e)     1.66%(d)(e)   4.11%     29.41%(g)        91,401           N/A

                                                                 [LOGO]
See Notes to Financial Highlights and Notes to Financial Statements

 NOTES TO FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

(a) During each period, various fees and expenses were waived and reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and reimbursements

(b) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown (Note 3)

(c) For fiscal years beginning after September 1, 1995, the Funds are required to disclose average commission per share paid to brokers on the purchase and sale of equity securities

(d) Annualized

(e) Includes expenses allocated from the Portfolio(s) in which the Fund invests

(f) Adjusted for a five to one stock split

(g) The portfolio turnover rate and the average commission rate represent the activity from a Fund's investment in its respective Portfolio

(h) Date of commencement of operations

(i) Investment securities were not held directly due to investment in Portfolios (Note 1). Portfolio turnover rate and average commission rate are not applicable as the fund invested in more than one Portfolio.

                                                                 [LOGO]

 NOTES TO FINANCIAL STATEMENTS                                      MAY 31, 1998

--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Norwest Advantage Funds ("Trust") is organized as a Delaware business trust and is registered as an open-end management investment company. The Trust currently has thirty-nine separate investment portfolios. These financial statements relate to fourteen of those portfolios (each a "Fund," and collectively, the "Funds"), each of which is a diversified portfolio, with the exception of Colorado Tax-Free Fund and Minnesota Tax-Free Fund. The classes of each Fund and their date of commencement of operations are as follows:

                                              A SHARES           B SHARES           I SHARES
                                          -----------------  -----------------  -----------------
Stable Income Fund......................  May 2, 1996        May 17, 1996       November 11, 1994
Intermediate Government Income Fund.....  May 2, 1996        May 17, 1996       November 11, 1994
Income Fund.............................  June 9, 1987       August 5, 1993     August 2, 1993
Total Return Bond Fund..................  December 31, 1993  December 31, 1993  December 31, 1993
Tax-Free Income Fund....................  August 1, 1989     August 6, 1993     August 2, 1993
Colorado Tax-Free Fund..................  June 1, 1993       August 2, 1993     August 23, 1993
Minnesota Tax-Free Fund.................  January 12, 1988   August 6, 1993     August 2, 1993
Income Equity Fund......................  May 2, 1996        May 2, 1996        November 11, 1994
ValuGrowth Stock Fund...................  January 8, 1988    August 5, 1993     August 2, 1993
Diversified Equity Fund.................  May 2, 1996        May 6, 1996        November 11, 1994
Growth Equity Fund......................  May 2, 1996        May 6, 1996        November 11, 1994
Small Company Stock Fund................  December 31, 1993  December 31, 1993  December 31, 1993
Small Cap Opportunities Fund............  October 9, 1996    November 8, 1996   August 15, 1996
International Fund......................  April 12, 1995     May 12, 1995       November 11, 1994

Each share of each class represents an undivided proportionate interest in that respective Fund. A Shares are sold with a front-end sales charge to the general public but do not incur distribution expenses. B Shares are sold to the general public with a contingent deferred sales charge imposed on most redemptions made within six years of purchase and, after a specified number of years, B Shares automatically convert to A Shares. B Shares incur distribution expenses. I Shares, offered primarily to fiduciary, agency and custodial clients of bank trust departments, trust companies and their affiliates, are sold without a sales charge and do not incur distribution expenses.

MASTER-FEEDER ARRANGEMENT--Stable Income Fund, Total Return Bond Fund, Income Equity Fund, and Small Company Stock Fund each seek to achieve its investment objective by investing all its investable assets in a separate diversified portfolio (each a "Portfolio" and collectively the "Portfolios") of Core Trust (Delaware) ("Core Trust"), a registered, open-end management investment company, which has the same investment objectives and substantially similar investment policies as the Fund. Small Cap Opportunities Fund seeks to achieve its investment objective by investing all its investable assets in Schroder U.S. Smaller Companies Portfolio, a separate diversified portfolio of Schroder Capital Funds ("Schroder Core"), a registered, open-end management investment company. Diversified Equity Fund, Growth Equity Fund and International Fund each seek to achieve its investment objective by investing all or a part of its assets in two or more Portfolios of Core Trust and Schroder Core (collectively, the "Core Portfolios"). Each Portfolio directly acquires portfolio securities, and a Fund investing in the Portfolio acquires an indirect interest in those securities. The Funds account for their investment in the Portfolios as partnership investments and record daily their share of the Portfolio's income, expenses and realized and unrealized gain and loss. These are commonly referred to as a master-feeder arrangement. The financial statements of the Portfolios are in this report and should be read in conjunction with the Funds' financial statements.

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

SECURITY VALUATION--Short-term securities that mature in sixty days or less are valued at amortized cost. Equity securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and ask price is used. If no mean price is available, the last bid price is used. Fixed income and other securities, for which market quotations are readily available, are valued using the mean of the last bid and ask price provided by independent pricing services. If no mean price is available, the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value determined in accordance with procedures adopted by the Board of Trustees. Valuation of securities held in the Portfolios is discussed in the Notes to Financial Statements of the Portfolios.

SECURITY TRANSACTIONS AND INTEREST AND DIVIDEND INCOME--Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. With respect to dividends on foreign securities, certain instances may arise where a Fund is not notified of a dividend until after the ex-dividend date has passed. In these instances a dividend is recorded as soon as a Fund is informed of the dividend. Dividend income is recorded net of unrecoverable withholding tax. Interest income, including amortization of premium or accretion of discount, is recorded as earned. Identified cost of investments sold is used to determine realized gains and losses for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gains and losses are converted to U.S. dollars using foreign exchange rates in effect at the date of the transactions.

                                                                 [LOGO]

 NOTES TO FINANCIAL STATEMENTS  (CONTINUED)                         MAY 31, 1998

--------------------------------------------------------------------------------

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Funds investing in Portfolios and Schroder Core record daily their pro-rata share of the Portfolio's and Schroder Core's income, expense, and realized and unrealized gains and losses.

DISTRIBUTIONS TO SHAREHOLDERS--Dividends to shareholders of net investment income, if any, are declared daily and paid monthly by Income Fund, Total Return Bond Fund, Tax-Free Income Fund, Colorado Tax-Free Fund and Minnesota Tax-Free Fund; are declared and paid monthly by Stable Income Fund and Intermediate Government Income Fund; are declared and paid quarterly by Income Equity Fund, ValuGrowth Stock Fund and Small Company Stock Fund; and are declared and paid annually by Diversified Equity Fund, Growth Equity Fund, Small Cap Opportunities Fund and International Fund. Net capital gains, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

PREMIUM AMORTIZATION AND DISCOUNT ACCRETION--Except for Stable Income Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, and Minnesota Tax-Free Fund, fixed income investments with a maturity greater than sixty days and purchased at a premium or discount (other than original issue discount) are not amortized or accreted.

FEDERAL TAXES--Each Fund intends to qualify, and continue to qualify, each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

REPURCHASE AGREEMENTS--Each Fund may invest in repurchase agreements. The Funds, through their custodian, receive delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral at all times. In the event of default, a Fund may have difficulties with the disposition of such collateral.

EXPENSE ALLOCATION--The Trust accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds. Expenses that are directly attributable to a class of shares are allocated to that class. Expenses of the Funds investing in the Portfolios and Schroder Core include their pro-rata share of expenses from the Portfolios and Schroder Core.

ORGANIZATION COSTS--The costs incurred by certain Funds in connection with their organization and registration of shares have been capitalized and are being amortized using the straight line method over a five year period beginning on the commencement of a Fund's operations.

SECURITY LOANS--The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral equal to at least 102% of the market value of the securities loaned plus accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund.

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISERS--The investment adviser of each Fund and each Portfolio (other than Schroder U.S. Smaller Companies Portfolio, Schroder EM Core Portfolio and International Portfolio of Core Trust) is Norwest Investment Management, Inc. ("Adviser"), formerly a part of, and effective June 1, 1997, a wholly owned subsidiary of Norwest Bank Minnesota, N.A. ("Norwest"). Norwest is a subsidiary of Norwest Corporation. The Adviser receives an annual advisory fee from each Fund based on a percentage of the average daily net assets of each Fund. Refer to Exhibit A of Notes to Financial Statements for a detail listing of the fees.

Pursuant to the investment advisory agreements with each Fund or Norwest's administrative services agreement with Small Cap Opportunities Fund and International Fund, Norwest is obligated to reimburse each Fund for certain operating expenses (exclusive of interest, taxes, brokerage fees, fees and other expenses paid pursuant to any distribution plan and organization expenses, all to the extent permitted by applicable state law or regulation) which in any year exceed the limits prescribed by any state in which the Fund's shares are qualified for sale. The Funds' annual expenses are estimated and accrued daily and any related reimbursements are made monthly.

The investment adviser of Schroder U.S. Smaller Companies Portfolio, Schroder EM Core Portfolio and International Portfolio of Core Trust is Schroder Capital Management International Inc. ("Schroder").

Pursuant to separate agreements between the Adviser, the Trust and each of Crestone Capital Management, Inc. ("Crestone"), Galliard Capital Management, Inc. ("Galliard"), Peregrine Capital Management, Inc. ("Peregrine"), Smith Asset Management Group ("Smith") and United Capital Management ("UCM") (collectively, the "Subadvisers"), the Adviser has delegated certain of its advisory responsibilities to these Subadvisers and pays each Subadviser a fee.

Each Fund investing its assets in one or more Portfolios may withdraw its investments from its corresponding Portfolio(s) at any time if the Board determines that it is in the best interests of the Fund to do so. Accordingly, each Fund that invests in a Portfolio managed by the Adviser has retained the Adviser as its investment adviser. Similarly, in the event that a Fund withdraws its investment from a Portfolio advised by Schroder or a Subadviser, the

                                                                 [LOGO]

 NOTES TO FINANCIAL STATEMENTS  (CONTINUED)                         MAY 31, 1998

--------------------------------------------------------------------------------

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH
AFFILIATES (CONTINUED)

Fund has retained Schroder and that Subadviser as an investment subadviser (except that Total Return Bond Fund has not retained Galliard). Under these "dormant" investment advisory arrangements, none of Norwest, Schroder or any Subadviser receives any advisory fees with respect to a Fund as long as the Fund remains completely invested in Core Portfolios or any other investment companies.

ADMINISTRATION AND DISTRIBUTION--Forum Financial Services Inc. ("FFSI" or "Forum") supervises the overall management of the Trust other than investment advisory services. Forum Administrative Services, LLC ("FAdS") is the administrator to the Trust. For their services, Forum and FAdS each currently receives a fee with respect to Intermediate Government Income Fund, Income Fund, each Tax-Free Fixed Income Fund, ValuGrowth Stock Fund and International Fund at an annual rate of 0.05% of the Fund's average daily net assets, and with respect to each other Fund at an annual rate of 0.025% of the Fund's average daily net assets. Additionally, during the year ended May 31, 1998, Forum and FAdS received management and administrative fees, respectively, aggregating between 0.10% and 0.20% of the average daily net assets attributable to each class of each Fund.

FAdS also serves as an administrator of the Core Portfolios (except Schroder U.S. Smaller Companies Portfolio and Schroder EM Core Portfolio ("Schroder Portfolios")) and provides services to the Core Portfolios that are similar to those provided to the Funds by Forum and FAdS. For its services, FAdS receives a fee with respect to each Core Portfolio (other than Schroder Portfolios) at an annual rate of 0.05% of the Portfolio's average daily net assets (0.15% in the case of International Portfolio). Schroder Advisors Inc. ("Schroder Advisors") serves as the administrator of Schroder Portfolios and FAdS serves as the subadministrator of Schroder Portfolios. Schroder Advisors and FAdS provide certain management and administrative services necessary for the Schroder Portfolios' operations, other than the administrative services provided to the Schroder Portfolios by Schroder. For their services, Schroder Advisors receives no fee from Schroder U.S. Smaller Companies Portfolio and 0.10% from Schroder EM Core Portfolio and FAdS receives a fee at an annual rate of 0.075% of each Schroder Portfolio's average daily net assets with a $25,000 minimum.

In addition, pursuant to a separate agreement, Norwest receives a fee with respect to Small Cap Opportunities Fund and International Fund at an annual rate of 0.25% of the Funds' average daily net assets. Under this agreement, Norwest is responsible for compiling data and preparing communications between the Fund and its shareholders, maintaining requisite information flows between the Fund and Schroder, monitoring and reporting to the Board on the performance of the applicable Portfolio and reimbursing the Fund for certain excess expenses. No fees are payable under this agreement if the Fund is not completely invested in a Portfolio.

Pursuant to a separate agreement, Forum Accounting Services, LLC ("Forum Accounting"), an affiliate of the Funds' distributor, provides portfolio accounting services to each Fund and to each Portfolio. Forum also acts as the distributor of the Shares but receives no fees for these services.

In addition, for the period ended May 31, 1998, Forum charged the Trust legal expenses aggregating $11,277.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT AND CUSTODIAN--Norwest serves as the Trust's transfer agent and dividend disbursing agent. For these services, Norwest receives a fee at an annual rate of 0.25% of the average daily net assets attributable to each class of each Fund's shares. Norwest also serves as the Trust's custodian and may appoint subcustodians for foreign securities and other assets held in foreign countries. Norwest receives a fee for its custodial services with respect to Funds that do not invest in Portfolios, and each Portfolio, at an annual rate of 0.02% of the first $100 million of the Fund's or Portfolio's average daily net assets; 0.015% of the next $100 million of the Fund's or Portfolio's average daily net assets; and 0.01% of the Fund's or Portfolio's average daily net assets in excess of $200 million. Refer to Exhibit A of Notes to the Financial Statements for a detail listing of the fees and related waivers and reimbursements. Norwest also receives transaction fees for providing services in connection with the securities lending program.

DISTRIBUTION PLAN--The Trust has adopted a Distribution Plan (the "Plan") with respect to B Shares of each Fund currently offering B Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the payment to FFSI of an annual distribution service fee of 0.75% of the average daily net assets, and a maintenance fee of 0.25% of the average daily net assets, of each Fund attributable to B Shares. No Fund incurred any maintenance fees during the year ended May 31, 1998. The distribution payments are used to reimburse the distributor for commissions and interest on each Fund's outstanding balance of unreimbursed distribution charges. The Plan may be terminated by vote of a majority of a Fund's B Shares shareholders or by vote of a majority of the Board of Trustees who do not have any direct or indirect financial interest in the Plan. In the event that the Plan is terminated or not continued, at the discretion of the Board of Trustees, the Fund may continue to pay distribution service fees to FFSI (but only with respect to sales that occurred prior to the termination or discontinuance of the Plan) until the earlier of (a) four years after the date of termination or discontinuance or (b) such time as there exists no unreimbursed distribution charges attributable to that Fund under the Plan, as calculated pursuant to the Plan. The respective unreimbursed distribution charges at May 31, 1998 were as follows: Stable Income Fund, $18,875; Intermediate Government Income Fund, $112,707; Income Fund, $90,244; Total Return Bond Fund, $38,700; Tax-Free Income Fund, $152,328; Colorado Tax-Free Fund, $99,195; Minnesota Tax-Free Fund, $273,966; Income Equity Fund, $1,561,075; ValuGrowth Stock Fund, $115,392; Diversified Equity Fund $2,350,252; Growth Equity Fund, $465,310; Small Company Stock Fund, $111,593; Small Cap Opportunities Fund, $229,014; and International Fund, $57,510.

 NOTE 4. SECURITIES TRANSACTIONS

The following table presents the cost of purchases and proceeds from sales (including maturities) of securities (excluding short-term investments) during the year ended May 31, 1998, as well as the federal tax cost basis of investments, related gross unrealized appreciation and depreciation for federal income tax purposes, and the capital loss carryovers available to offset future capital gains, as of May 31, 1998:

                                                                 [LOGO]

 NOTES TO FINANCIAL STATEMENTS  (CONTINUED)                         MAY 31, 1998

--------------------------------------------------------------------------------

 NOTE 4. SECURITIES TRANSACTIONS (CONTINUED)

                                     COST          PROCEEDS                      UNREALIZED
                                      OF             FROM       ---------------------------------------------        TAX
                                  PURCHASES         SALES       APPRECIATION    (DEPRECIATION)       NET          COST BASIS
                                --------------   ------------   -------------   -------------   -------------   --------------
Stable Income Fund............  $            -   $          -   $    154,435    $          -    $     154,435   $  153,173,297
Intermediate Government Income
 Fund.........................     402,692,616    377,125,777      9,407,608        (424,151)       8,983,457      409,524,376
Income Fund...................     458,787,244    423,319,770      6,189,397        (222,674)       5,966,723      294,574,722
Total Return Bond Fund........               -              -              -        (710,074)        (710,074)     116,308,024
Tax-Free Income Fund..........     471,210,801    429,266,305     16,406,560         (12,619)      16,393,941      308,470,557
Colorado Tax-Free Fund........      56,535,383     44,547,887      4,116,532          (4,520)       4,112,012       71,063,643
Minnesota Tax-Free Fund.......      61,478,068     39,156,758      3,164,434         (20,693)       3,143,741       67,185,780
Income Equity Fund............               -              -    340,345,590               -      340,345,590    1,016,081,095
ValuGrowth Stock Fund.........     372,128,051    486,984,014    195,972,820     (20,861,089)     175,111,731      468,984,086
Diversified Equity Fund.......               -              -    626,614,760               -      626,614,760    1,036,588,753
Growth Equity Fund............               -              -    297,201,851               -      297,201,851      775,275,086
Small Company Stock Fund......               -              -      1,381,337               -        1,381,337      127,103,449
Small Cap Opportunities
 Fund.........................               -              -     30,657,298               -       30,657,298      267,193,672
International Fund............               -              -     55,379,523               -       55,379,523      230,045,859

                                  CAPITAL
                                    LOSS
                                CARRYOVERS (a)
                                ------------
Stable Income Fund............  $ 7,054,248
Intermediate Government Income
 Fund.........................   25,886,831
Income Fund...................   12,447,429
Total Return Bond Fund........            -
Tax-Free Income Fund..........    2,054,098
Colorado Tax-Free Fund........      329,272
Minnesota Tax-Free Fund.......       97,056
Income Equity Fund............            -
ValuGrowth Stock Fund.........            -
Diversified Equity Fund.......            -
Growth Equity Fund............            -
Small Company Stock Fund......            -
Small Cap Opportunities
 Fund.........................            -
International Fund............            -

(a) Expiring in various years through 2006.

 NOTE 5. PORTFOLIO SECURITIES LOANED

As of May 31, 1998, certain Funds had loaned securities in return for securities and cash collateral which was invested in various short-term fixed income securities. Norwest receives transaction fees for providing services in connection with the securities lending program. The value of the securities on loan and the value of the related collateral were as follows:

                                       SECURITIES      COLLATERAL
                                      -------------   -------------
Intermediate Government Income
 Fund...............................  $ 133,812,526   $ 137,651,937
Income Fund.........................     72,523,752      75,904,850
ValuGrowth Stock Fund...............    144,838,722     152,027,585

Intermediate Government Income Fund had security loans outstanding of $25,217,139, collateralized by securities with a market value of $26,315,587. Cash collateralized all other Funds' loans outstanding at May 31, 1998.

 NOTE 6. CAPITAL SHARE TRANSACTIONS

The Trust Instrument authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions of Trust shares for the past two years or periods were as follows:

                                                                           SHARES ISSUED                      NET
                                                               SHARES      FOR DIVIDEND       SHARES       INCREASE
                                           YEAR/PERIOD END   SUBSCRIBED    REINVESTMENT      REDEEMED     (DECREASE)
                                          -----------------  -----------   -------------   ------------   -----------
Stable Income Fund
  A Shares..............................   May 31, 1998       2,883,671         18,447       (3,287,302)    (385,184)
  A Shares..............................   May 31, 1997         116,433         25,455         (519,673)    (377,785)
  B Shares..............................   May 31, 1998         120,284          5,242          (52,325)      73,201
  B Shares..............................   May 31, 1997          68,546          2,568          (52,923)      18,191
  I Shares..............................   May 31, 1998       7,944,101        505,180       (5,295,664)   3,153,617
  I Shares..............................   May 31, 1997       6,043,926        451,686       (3,826,730)   2,668,882
Intermediate Government Income Fund
  A Shares..............................   May 31, 1998         383,818         47,920         (357,902)      73,836
  A Shares..............................   May 31, 1997         101,046         65,443         (485,037)    (318,548)
  B Shares..............................   May 31, 1998         138,949         27,197         (256,081)     (89,935)
  B Shares..............................   May 31, 1997         143,867         32,932         (330,050)    (153,251)
  I Shares..............................   May 31, 1998      27,888,520        224,878      (26,688,598)   1,424,800
  I Shares..............................   May 31, 1997       4,318,750        287,444       (7,035,092)  (2,428,898)

                                                                 [LOGO]

 NOTES TO FINANCIAL STATEMENTS  (CONTINUED)                         MAY 31, 1998

--------------------------------------------------------------------------------

 NOTE 6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                           SHARES ISSUED                      NET
                                                               SHARES      FOR DIVIDEND       SHARES       INCREASE
                                           YEAR/PERIOD END   SUBSCRIBED    REINVESTMENT      REDEEMED     (DECREASE)
                                          -----------------  -----------   -------------   ------------   -----------
Income Fund
  A Shares..............................   May 31, 1998         384,279         30,693         (186,546)     228,426
  A Shares..............................   May 31, 1997         124,580         31,742         (197,291)     (40,969)
  B Shares..............................   May 31, 1998         176,755         18,772          (60,281)     135,246
  B Shares..............................   May 31, 1997         110,014         17,044         (121,013)       6,045
  I Shares..............................   May 31, 1998      20,150,168         51,839      (18,349,206)   1,852,801
  I Shares..............................   May 31, 1997       3,688,038         25,996       (5,115,980)  (1,401,946)
Total Return Bond Fund
  A Shares..............................   May 31, 1998         201,230         21,103         (235,845)     (13,512)
  A Shares..............................   May 31, 1997         170,319         18,604          (74,659)     114,264
  B Shares..............................   May 31, 1998          60,044         12,755          (37,561)      35,238
  B Shares..............................   May 31, 1997          70,772         11,735          (66,379)      16,128
  I Shares..............................   May 31, 1998       2,733,673         79,696       (4,823,029)  (2,009,660)
  I Shares..............................   May 31, 1997       4,957,128         47,176       (4,529,523)     474,781
Tax-Free Income Fund
  A Shares..............................   May 31, 1998         999,879        120,185         (693,862)     426,202
  A Shares..............................   May 31, 1997         651,520        128,315       (1,341,769)    (561,934)
  B Shares..............................   May 31, 1998         386,728         29,057          (94,437)     321,348
  B Shares..............................   May 31, 1997         192,278         22,497          (88,841)     125,934
  I Shares..............................   May 31, 1998      20,205,190         69,534      (18,916,946)   1,357,778
  I Shares..............................   May 31, 1997       4,135,427         19,966       (6,547,997)  (2,392,604)
Colorado Tax-Free Fund
  A Shares..............................   May 31, 1998         709,964        113,433         (340,595)     482,802
  A Shares..............................   May 31, 1997         170,726        117,975         (297,437)      (8,736)
  B Shares..............................   May 31, 1998         270,553         21,971         (142,636)     149,888
  B Shares..............................   May 31, 1997         100,299         21,464          (62,801)      58,962
  I Shares..............................   May 31, 1998         812,957          3,282         (327,437)     488,802
  I Shares..............................   May 31, 1997         591,668          1,678         (492,050)     101,296
Minnesota Tax-Free Fund
  A Shares..............................   May 31, 1998         798,495         97,609         (290,915)     605,189
  A Shares..............................   May 31, 1997         337,553        100,177         (585,949)    (148,219)
  B Shares..............................   May 31, 1998         555,223         37,450         (147,723)     444,950
  B Shares..............................   May 31, 1997         275,429         32,596         (111,982)     196,043
  I Shares..............................   May 31, 1998       1,051,163         22,358         (250,492)     823,029
  I Shares..............................   May 31, 1997         818,720          5,690         (157,930)     666,480
Income Equity Fund
  A Shares..............................   May 31, 1998         673,475         50,267         (217,182)     506,560
  A Shares..............................   May 31, 1997         456,258         20,378         (299,650)     176,986
  B Shares..............................   May 31, 1998         706,729         31,134         (115,169)     622,694
  B Shares..............................   May 31, 1997         487,593          8,139         (108,511)     387,221
  I Shares..............................   May 31, 1998      33,190,300        317,407      (16,842,496)  16,665,211
  I Shares..............................   May 31, 1997       6,080,951         69,140       (1,703,263)   4,446,828
ValuGrowth Stock Fund
  A Shares..............................   May 31, 1998         377,663        121,256         (189,738)     309,181
  A Shares..............................   May 31, 1997         129,010         76,755         (127,445)      78,320
  B Shares..............................   May 31, 1998          65,527         42,872          (26,363)      82,036
  B Shares..............................   May 31, 1997          48,421         25,310          (35,598)      38,133
  I Shares..............................   May 31, 1998      35,681,951        926,648      (20,514,350)  16,094,249
  I Shares..............................   May 31, 1997       1,270,685         62,286       (1,057,238)     275,733

                                                                 [LOGO]

 NOTES TO FINANCIAL STATEMENTS  (CONTINUED)                         MAY 31, 1998

--------------------------------------------------------------------------------

 NOTE 6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                           SHARES ISSUED                      NET
                                                               SHARES      FOR DIVIDEND       SHARES       INCREASE
                                           YEAR/PERIOD END   SUBSCRIBED    REINVESTMENT      REDEEMED     (DECREASE)
                                          -----------------  -----------   -------------   ------------   -----------
Diversified Equity Fund
  A Shares..............................   May 31, 1998         668,348         66,201         (118,188)     616,361
  A Shares..............................   May 31, 1997         688,908          4,817          (89,797)     603,928
  B Shares..............................   May 31, 1998       1,015,535         87,194         (125,529)     977,200
  B Shares..............................   May 31, 1997         875,773          3,939          (26,943)     852,769
  I Shares..............................   May 31, 1998       7,679,211      2,287,744       (7,875,238)   2,091,717
  I Shares..............................   May 31, 1997       9,526,934        338,461       (6,338,921)   3,526,474
Growth Equity Fund
  A Shares..............................   May 31, 1998         242,061         60,274         (134,074)     168,261
  A Shares..............................   May 31, 1997         468,640          7,941         (155,931)     320,650
  B Shares..............................   May 31, 1998         202,901         39,280          (40,469)     201,712
  B Shares..............................   May 31, 1997         253,247          3,244          (10,702)     245,789
  I Shares..............................   May 31, 1998       5,835,291      3,072,002       (7,547,813)   1,359,480
  I Shares..............................   May 31, 1997       8,961,272        576,046       (7,274,990)   2,262,328
Small Company Stock Fund
  A Shares..............................   May 31, 1998       2,539,744        145,570       (2,510,624)     174,690
  A Shares..............................   May 31, 1997         192,692         30,374          (82,668)     140,398
  B Shares..............................   May 31, 1998          79,101        102,296          (55,925)     125,472
  B Shares..............................   May 31, 1997          95,993         21,752          (40,086)      77,659
  I Shares..............................   May 31, 1998       8,667,234        967,636      (11,868,058)  (2,233,188)
  I Shares..............................   May 31, 1997       4,669,144        103,596       (2,126,789)   2,645,951
Small Cap Opportunities Fund
  A Shares..............................   May 31, 1998         279,457          3,533          (18,241)     264,749
  A Shares..............................   May 31, 1997          26,607              3             (276)      26,334
  B Shares..............................   May 31, 1998         259,433          2,132           (6,248)     255,317
  B Shares..............................   May 31, 1997           7,998              1                -        7,999
  I Shares..............................   May 31, 1998       9,752,210        162,388       (1,738,955)   8,175,643
  I Shares..............................   May 31, 1997       4,193,736            850         (303,869)   3,890,717
International Fund
  A Shares..............................   May 31, 1998          80,906          1,436          (45,582)      36,760
  A Shares..............................   May 31, 1997          65,020            731          (16,799)      48,952
  B Shares..............................   May 31, 1998          25,847            300           (8,757)      17,390
  B Shares..............................   May 31, 1997          35,177             87           (8,379)      26,885
  I Shares..............................   May 31, 1998       2,872,843         81,404       (1,776,454)   1,177,793
  I Shares..............................   May 31, 1997       4,508,576         68,362       (1,271,670)   3,305,268

 NOTE 7. CONCENTRATION OF CREDIT RISK

Colorado Tax-Free Fund and Minnesota Tax-Free Fund invest substantially all their assets in debt obligations of issuers located in the states of Colorado and Minnesota, respectively. The issuers' abilities to meet their obligations may be affected by Colorado and Minnesota economic or political developments.

                                                                 [LOGO]

 NOTES TO FINANCIAL STATEMENTS  (CONCLUDED)                         MAY 31, 1998

--------------------------------------------------------------------------------

 EXHIBIT A OF NOTES TO FINANCIAL STATEMENTS--EXPENSE INFORMATION

                                                                                         FEES WAIVED
                                                     FEES/RATES              ------------------------------------
                                          --------------------------------                 CUSTODIAN                 EXPENSES
                                               ASSET           CUSTODIAN        ASSET         AND                   REIMBURSED
                                            ALLOCATION/      AND TRANSFER    ALLOCATION/   TRANSFER                     BY
                                              ADVISORY           AGENT         ADVISER       AGENT     FFSI/FADS    FFSI/FADS
                                          ----------------   -------------   -----------   ---------   ----------   ----------
Stable Income Fund......................             -            0.25%      $        -    $ 74,482    $  75,753    $  21,607
Intermediate Government Income Fund.....          0.33%           0.25%               -           -      212,609       16,907
Income Fund.............................          0.50%           0.27%(c)       90,387     234,858      175,320       19,082
Total Return Bond Fund..................             -            0.25%               -      97,599       45,605       15,915
Tax-Free Income Fund....................          0.50%           0.27%(c)      488,601     508,410       67,069        2,580
Colorado Tax-Free Fund..................          0.50%(a)        0.27%(c)      137,295     126,330       39,813            -
Minnesota Tax-Free Fund.................          0.50%(a)        0.27%(c)      163,748      92,174       55,832            -
Income Equity Fund......................             -            0.25%               -     112,915      169,709          842
ValuGrowth Stock Fund...................          0.80%(b)        0.27%(c)       25,276     999,371       63,310        1,187
Diversified Equity Fund.................          0.25%           0.25%       1,376,706     193,857      467,176       37,049
Growth Equity Fund......................          0.25%           0.25%         322,040     299,018      446,696       22,084
Small Company Stock Fund................             -            0.25%               -     184,019       48,368       12,340
Small Cap Opportunities Fund............             -            0.25%               -     206,672       47,632       36,102
International Fund......................          0.25%           0.25%               -           -        8,475       10,256


                                          TOTAL FEES
                                          WAIVED AND
                                           EXPENSES
                                          REIMBURSED
                                          ----------
Stable Income Fund......................  $ 171,842
Intermediate Government Income Fund.....    229,516
Income Fund.............................    519,647
Total Return Bond Fund..................    159,119
Tax-Free Income Fund....................  1,066,660
Colorado Tax-Free Fund..................    303,438
Minnesota Tax-Free Fund.................    311,754
Income Equity Fund......................    283,466
ValuGrowth Stock Fund...................  1,089,144
Diversified Equity Fund.................  2,074,788
Growth Equity Fund......................  1,089,838
Small Company Stock Fund................    244,727
Small Cap Opportunities Fund............    290,406
International Fund......................     18,731

(a) For the first $300 million of average net assets of the Fund, declining to 0.42% for average net assets in excess of $700 million.

(b) For the first $300 million of average net assets of the Fund, declining to 0.72% for average net assets in excess of $700 million.

(c) In addition to the transfer agent fee, the custody fee is 0.02% for the first $100 million of average net assets of the Fund, declining to 0.01% for average net assets in excess of $200 million.

                                                                 [LOGO]

 SUPPLEMENTARY INFORMATION (UNAUDITED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FEDERAL TAX STATUS OF DIVIDENDS DECLARED (UNAUDITED)

The amounts of 20% rate gain and 28% rate gain dividends paid during the period are presented below. For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. All net investment income dividends were ordinary income, except for those Funds noted below that paid exempt income dividends. The percentage of qualifying dividends eligible for the corporate dividends received deduction are also listed below for the applicable Funds.

                                                                                TAX EXEMPT INCOME     QUALIFYING
                                            20% RATE GAIN      28% RATE GAIN        DIVIDENDS          DIVIDENDS
                                          -----------------  -----------------  -----------------  -----------------
Stable Income Fund......................  $              -   $              -              -                      -
Intermediate Government Income Fund.....                 -                  -              -                      -
Income Fund.............................                 -                  -              -                      -
Total Return Bond Fund..................                 -            704,711              -                      -
Tax-Free Income Fund....................                 -                  -          99.90%                     -
Colorado Tax-Free Fund..................                 -                  -          99.71%                     -
Minnesota Tax-Free Fund.................                 -                  -          99.66%                     -
Income Equity Fund......................         6,681,819          6,765,484              -                 100.00%
ValuGrowth Stock Fund...................        24,525,576         17,696,273              -                  23.71%
Diversified Equity Fund.................        54,543,849         17,270,486              -                  52.90%
Growth Equity Fund......................        41,348,399         19,253,554              -                   8.26%
Small Company Stock Fund................                 -          5,140,502              -                   1.68%
Small Cap Opportunities Fund............           845,679            578,617              -                      -
International Fund......................                 -                  -              -                      -

 SPECIAL 1998 TAX INFORMATION (UNAUDITED)

The International Fund intends to elect to pass through the credit for taxes paid in foreign countries during its fiscal year ended May 31, 1998. In accordance with current tax laws, the foreign income and foreign tax per share (for a share outstanding on May 31, 1998) is as follows:

  COUNTRY                DIVIDENDS         FOREIGN TAX
  -----------------  -----------------  -----------------
  Argentina........  $         0.0006   $              -
  Australia........            0.0065             0.0001
  Belgium..........            0.0004             0.0001
  Botswana.........            0.0005                  -
  Brazil...........            0.0111             0.0012
  Canada...........            0.0007             0.0001
  Chile............            0.0026             0.0007
  China............            0.0003                  -
  Denmark..........            0.0006             0.0001
  Finland..........            0.0007             0.0001
  France...........            0.0164             0.0017
  Germany..........            0.0092             0.0009
  Greece...........            0.0002                  -
  Hong Kong........            0.0034                  -
  Indonesia........            0.0005                  -
  Israel...........            0.0002             0.0001

  COUNTRY                DIVIDENDS         FOREIGN TAX
  -----------------  -----------------  -----------------

  Japan............  $         0.0119   $         0.0016
  Malaysia.........            0.0008             0.0002
  Mexico...........            0.0025                  -
  Netherlands......            0.0153             0.0012
  Pakistan.........            0.0025             0.0002
  Philippines......            0.0007             0.0002
  Portugal.........            0.0038             0.0007
  Singapore........            0.0029             0.0007
  South Africa.....            0.0033                  -
  South Korea......            0.0007             0.0001
  Spain............            0.0031             0.0003
  Sweden...........            0.0022             0.0003
  Switzerland......            0.0070             0.0011
  Thailand.........            0.0001                  -
  Turkey...........            0.0014             0.0001
  United Kingdom...            0.0405             0.0053
  Venezuela........            0.0003                  -

The pass through of foreign tax credit will affect only those shareholders of the Fund who are holders on the dividend record date in December 1998. Accordingly, shareholders will receive more detailed information along with their form 1099-DIV in January 1999.

                                                                 [LOGO]

 SCHEDULES OF INVESTMENTS                                           MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                           STABLE INCOME FUND
-----------------------------------------------------------------
         N/A    Stable Income Portfolio of Core Trust
                  (Delaware)(e)                           $   153,327,732
                                                          ---------------
TOTAL INVESTMENTS (100.0%) (COST $153,173,297)            $   153,327,732
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                   INTERMEDIATE GOVERNMENT INCOME FUND
-----------------------------------------------------------------
ASSET BACKED SECURITIES (27.0%)
FAMC (5.6%)
   6,241,992    Series AS106-I, 7.49%, 1/25/12            $     6,760,857
   8,793,998    Series BA-1001 1, 7.42%, 7/25/02                9,152,626
   4,387,551    Series BA-1001 1, 6.92%, 1/25/03                4,478,728
   3,160,767    Series CS-1001 1, 7.19%, 7/25/01                3,237,317
                                                          ---------------

TOTAL FAMC (COST $23,070,159)                                  23,629,528
                                                          ---------------
FHLMC (7.3%)
  21,749,635    Gold Pool C80461, 7.00%, 12/1/26               22,130,254
   8,299,745    Gold Pool D70924, 6.50%, 5/1/26                 8,289,370
                                                          ---------------

TOTAL FHLMC (COST $29,399,762)                                 30,419,624
                                                          ---------------
FNMA (9.8%)
  10,138,533    Pool 73595, 7.43%, 8/1/06                      10,978,815
   4,942,712    Pool 73806, 7.30%, 12/1/11                      5,411,926
  14,934,876    Pool 412682, 6.00%, 3/1/28                     14,496,239
  10,000,000    Pool 429182, 6.50%, 5/1/28                      9,946,900
                                                          ---------------
TOTAL FNMA (COST $39,720,467)                                  40,833,880
                                                          ---------------
GNMA (4.3%)
  17,546,774    Pool 445071, 7.50%, 1/15/27 (cost
                  $17,552,258)                                 18,128,098
                                                          ---------------
TOTAL ASSET BACKED SECURITIES (COST $109,742,646)             113,011,130
                                                          ---------------
GOVERNMENT AGENCY BONDS & NOTES (16.5%)
FHLB (6.8%)
   5,000,000    5.63%, 3/19/01(d)                               4,987,350
   5,000,000    7.59%, 3/10/05                                  5,486,100
   9,000,000    6.41%, 10/11/05                                 9,291,690
   8,000,000    6.44%, 12/12/11                                 8,604,000
                                                          ---------------

TOTAL FHLB (COST $27,400,221)                                  28,369,140
                                                          ---------------
FHLMC (3.6%)
   4,000,000    8.07%, 1/27/05                                  4,491,520
  10,000,000    7.10%, 4/10/07(d)                              10,810,500
                                                          ---------------
TOTAL FHLMC (COST $15,340,950)                                 15,302,020
                                                          ---------------
FNMA (5.3%)
  10,000,000    6.50%, 7/16/07                                 10,410,600
  11,500,000    6.00%, 5/15/08(d)                              11,602,465
                                                          ---------------

TOTAL FNMA (COST $21,888,710)                                  22,013,065
                                                          ---------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
             INTERMEDIATE GOVERNMENT INCOME FUND (continued)
-----------------------------------------------------------------

GOVERNMENT AGENCY BONDS & NOTES (continued)

SLMA (0.3%)
   1,000,000    9.15%, 12/1/04 (cost $1,171,875)          $     1,177,500
                                                          ---------------
OTHER (0.5%)
   2,000,000    TVA, 8.38%, 10/1/99 (cost $2,041,140)           2,063,340
                                                          ---------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES (COST $67,842,896)
                                                               68,925,065
                                                          ---------------
U.S. TREASURY OBLIGATIONS (54.2%)
U.S. TREASURY BONDS (4.4%)
  13,000,000    12.75%, 11/15/10 (cost $17,885,156)            18,463,900
                                                          ---------------
U.S. TREASURY NOTES (49.8%)
  10,000,000    7.75%, 11/30/99(d)                             10,311,900
   8,000,000    8.50%, 11/15/00(d)                              8,538,240
  14,000,000    8.00%, 5/15/01                                 14,918,680
  22,500,000    7.50%, 11/15/01(d)                             23,832,450
  20,000,000    6.25%, 8/31/02(d)                              20,475,800
  20,000,000    7.88%, 11/15/04(d)                             22,412,800
  10,000,000    7.50%, 2/15/05(d)                              11,037,100
  42,000,000    6.88%, 5/15/06                                 45,231,060
  31,000,000    7.00%, 7/15/06(d)                              33,672,200
  17,000,000    6.50%, 10/15/06(d)                             17,928,711
                                                          ---------------

TOTAL U.S. TREASURY NOTES (COST $204,237,147)                 208,358,941
                                                          ---------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $222,122,303)           226,822,841
                                                          ---------------
SHORT TERM HOLDINGS (2.3%)
   9,748,797    Dreyfus Treasury Cash Management
                  A Series Fund (cost $9,748,797)               9,748,797
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $409,456,642)            $   418,507,833
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                               INCOME FUND
-----------------------------------------------------------------
ASSET BACKED SECURITIES (7.6%)
   4,998,518    First Plus Home Loan Trust, Series
                  1996-2 A5, 7.47%, 2/20/11               $     5,105,685
   5,487,695    First USA Consumer Trust, Class A,
                  6.50%, 9/15/02                                5,500,053
   7,000,000    Green Tree Financial Corp., Series
                  1997-6 A7, 7.14%, 1/16/29                     7,262,710
   5,000,000    Premier Auto Trust, Series 1998-2 A3,
                  5.77%, 1/6/02                                 4,993,480
                                                          ---------------

TOTAL ASSET BACKED SECURITIES (COST $22,475,557)               22,861,928
                                                          ---------------
CORPORATE BONDS & NOTES (43.0%)
   6,000,000    AMBAC, Inc., 9.38%, 8/1/11                      7,608,060
   6,000,000    American Home Products Corp., 7.25%,
                  3/1/23                                        6,517,980
   3,000,000    Bayerische Landesbank, New York, 6.20%,
                  2/9/06                                        2,994,210

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                         INCOME FUND (continued)
-----------------------------------------------------------------

CORPORATE BONDS & NOTES (continued)

   4,550,000    Clear Channel Communications, Inc.,
                  7.25%, 10/15/27(d)                      $     4,742,875
   2,000,000    Dean Witter Discover, 6.75%, 1/1/16             2,032,860
   4,800,000    Dillard Department Stores, Inc., 9.13%,
                  8/1/11                                        5,965,680
   5,000,000    Fleet Financial Group, Inc., 6.88%,
                  1/15/28                                       5,105,000
   1,500,000    Flowers Industries, Inc., 7.15%, 4/15/28        1,518,405
   6,000,000    General Electric Capital Corp., 8.70%,
                  2/15/03                                       6,677,340
   5,600,000    General Motors Corp., 6.75%, 5/1/28(d)          5,657,232
   3,000,000    Gruma SA de CV, 7.63%, 10/15/07                 2,939,850
   5,000,000    Key Bank N.A., 6.50%, 4/15/08                   5,053,851
   1,300,000    Lehman Brothers Holdings, Inc., 6.63%,
                  12/27/02                                      1,325,220
   7,000,000    Lehman Brothers Holdings, Inc., 8.50%,
                  8/1/15                                        8,217,020
   6,800,000    Merck & Co., Inc., 6.40%, 3/1/28                6,899,212
   5,000,000    Nabisco, Inc., 7.05%, 7/15/07(d)                5,117,400
   2,000,000    Nabisco, Inc., 7.55%, 6/15/15                   2,112,480
   5,000,000    NationsBank Corp., 7.80%, 9/15/16               5,653,950
   5,240,000    News America Holdings, 8.88%, 4/26/23           6,255,774
   5,000,000    Oracle Corp., 6.72%, 2/15/04                    5,108,200
   5,000,000    PNC Bank Corp., 6.50%, 5/1/08                   5,068,850
   7,000,000    Royal Carribbean Cruises, 7.25%, 8/15/06        7,342,230
   7,000,000    Tosco Corp., 7.80%, 1/1/27(d)                   7,828,520
   5,000,000    Wal-Mart Stores, Inc., 9.10%, 7/15/00           5,321,600
   3,000,000    Worldcom, Inc., 7.75%, 4/1/07(d)                3,248,490
   3,000,000    Yorkshire Power Finance, 6.15%, 2/25/03         2,989,200
                                                          ---------------

TOTAL CORPORATE BONDS & NOTES (COST $126,247,209)             129,301,489
                                                          ---------------
MORTGAGE BACKED SECURITIES (8.8%)
FHLMC (5.8%)
   9,062,348    Gold Pool C80461, 7.00%, 12/1/26                9,220,939
   8,299,745    Gold Pool D70924, 6.50%, 5/1/26                 8,289,370
                                                          ---------------

TOTAL FHLMC (COST $16,855,207)                                 17,510,309
                                                          ---------------
FNMA (3.0%)
   9,194,662    Pool 398325, 6.00%, 4/1/28 (cost
                  $8,892,962)                                   8,924,614
                                                          ---------------

TOTAL MORTGAGE BACKED SECURITIES (COST $25,748,169)            26,434,923
                                                          ---------------
MUNICIPAL NOTES (1.4%)
   4,000,000    Denver, CO, City and County SD #1,
                  Educational Facilities RV, Taxable
                  Pension, School Facilities Lease,
                  AMBAC insured, 6.49%, 12/15/02 (cost
                  $4,000,000)                                   4,097,320
                                                          ---------------
U.S. TREASURY OBLIGATIONS (35.1%)
U.S. TREASURY BONDS (16.4%)
   6,500,000    10.75%, 5/15/03(d)                              7,924,605
   6,000,000    10.38%, 11/15/12                                7,996,920
   3,000,000    11.25%, 2/15/15                                 4,742,580
   5,000,000    9.88%, 11/15/15(d)                              7,182,500
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                         INCOME FUND (continued)
-----------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (continued)
U.S. TREASURY BONDS (continued)

   4,500,000    8.75%, 5/15/17                            $     5,963,985
   7,000,000    8.88%, 2/15/19(d)                               9,479,960
   5,000,000    7.50%, 11/15/24                                 6,072,250
                                                          ---------------

TOTAL U.S. TREASURY BONDS (COST $47,938,832)                   49,362,800
                                                          ---------------
U.S. TREASURY NOTES (18.7%)
   5,000,000    8.50%, 11/15/00(d)                              5,336,400
  17,500,000    7.88%, 8/15/01(d)                              18,656,400
   1,000,000    7.25%, 5/15/04(d)                               1,082,540
   5,000,000    7.25%, 8/15/04(d)                               5,426,850
   7,000,000    7.88%, 11/15/04(d)                              7,844,480
   7,000,000    6.63%, 5/15/07(d)                               7,464,100
  10,000,000    6.13%, 8/15/07(d)                              10,329,000
                                                          ---------------

TOTAL U.S. TREASURY NOTES (COST $55,815,099)                   56,139,770
                                                          ---------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $103,753,931)           105,502,570
                                                          ---------------
SHORT TERM HOLDINGS (4.1%)
   9,643,769    Dreyfus Cash Management Fund                    9,643,769
   2,699,446    Federated Treasury Obligations Fund             2,699,446
                                                          ---------------

TOTAL SHORT TERM HOLDINGS (COST $12,343,215)                   12,343,215
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $294,568,081)            $   300,541,445
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                         TOTAL RETURN BOND FUND
-----------------------------------------------------------------
         N/A    Strategic Value Bond Portfolio of Core
                  Trust (Delaware)(e)                     $   115,597,950
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $116,308,024)            $   115,597,950
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                          TAX-FREE INCOME FUND
-----------------------------------------------------------------
MUNICIPAL BONDS (98.6%)
ARIZONA (1.5%)
   3,000,000    Maricopa County, AZ, Union SD #48, GO
                  Bonds, School Improvements, 9.00%,
                  7/1/05                                  $     3,851,400
   1,000,000    Show Low, AZ, IDA Hospital RV, Navapache
                  Regional Medical Center, Series A, ACA
                  insured, 5.50%, 12/1/17                       1,011,050
                                                          ---------------
                                                                4,862,450
                                                          ---------------
CALIFORNIA (3.2%)
   1,910,000    Los Angeles, CA, Community Redevelopment
                  Agency Housing RV, Monterey Hills
                  Redevelopment Project, Series A,
                  8.20%, 12/1/13                                2,177,285

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
CALIFORNIA (continued)

   7,000,000    Metropolitan Water District, Southern
                  California, Waterworks RV, Regional
                  RIBS; inverse floater, 7.50% V/R,
                  8/10/18                                 $     8,338,750
                                                          ---------------
                                                               10,516,035
                                                          ---------------
COLORADO (11.4%)
   5,595,000    Adams County, CO, SFM RV, Series A-2,
                  8.70%, 6/1/12                                 6,057,650
   1,750,000    Arapahoe County, CO, Utilities RV, Water
                  & Wastewater Authority, 6.25%, 12/1/20        1,856,575
   1,000,000    Colorado HFA, GO Bonds, Series A, 7.40%,
                  5/1/11                                        1,063,470
   1,500,000    Colorado HFA, SFM RV, Series A-2, 7.15%,
                  11/1/14                                       1,696,080
   2,620,000    Colorado HFA, SFM RV, Series B-2, 7.50%,
                  12/1/16                                       2,943,754
   3,415,000    Colorado HFA, SFM RV, Series C, 7.90%,
                  12/1/24                                       3,826,644
   3,175,000    Colorado HFA, SFM RV, Series D-1,
                  remarketed 7/15/94, 8.00%, 12/1/24            3,587,179
   2,420,000    Colorado HFA, SFM RV, Series D-2,
                  remarketed 11/15/94, 8.13%, 6/1/25            2,740,021
   5,200,000    Denver, CO, Urban Renewal Authority, Tax
                  Increment RV, remarketed 6/15/94,
                  9.13%, 9/1/17                                 6,180,096
   3,500,000    El Paso County, CO, SD #11, Colorado
                  Springs, GO Bonds, 7.10%, 12/1/17             4,439,610
     645,000    Logan County, CO, SFM RV, Series A,
                  8.50%, 11/1/11                                  691,143
   1,000,000    Northern Metropolitan District, CO, RV,
                  Adams County, 6.50%, 12/1/16                  1,056,880
     940,000    Vail, CO, SFM RV, Series 1992 A, 8.13%,
                  6/1/10                                        1,017,813
                                                          ---------------
                                                               37,156,915
                                                          ---------------
FLORIDA (1.9%)
   3,000,000    Lakeland, FL, Electric & Water RV, FGIC
                  insured, 6.00%, 10/1/14                       3,407,910
  17,400,000    Miami-Dade County, FL, Special
                  Obligation RV, Series B, MBIA insured,
                  0.00% (5.66% effective yield), 10/1/32        2,737,542
                                                          ---------------
                                                                6,145,452
                                                          ---------------
GEORGIA (1.2%)
   3,650,000    Georgia Municipal Electric Authority
                  Power RV, Series BB, MBIA insured,
                  5.25%, 1/1/25                                 3,745,192
                                                          ---------------
HAWAII (2.4%)
   7,250,000    Hawaii State Department of Budget &
                  Finance, Health Care RV, The Queens
                  Health Systems, Series A, 5.75%,
                  7/1/26                                        7,641,065
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)

IDAHO (0.2%)
     500,000    Pocatello, ID, IDA, Allocation Tax
                  Increment Bonds, Series B, 7.25%,
                  12/1/08                                 $       534,115
                                                          ---------------
ILLINOIS (11.3%)
   1,800,000    Illinois Development Financial Authority
                  RV, Community Rehabilitation
                  Providers, Series A, 7.88%, 7/1/20            2,204,352
   1,000,000    Illinois Development Financial Authority
                  RV, Community Rehabilitation
                  Providers, Series A, 7.88%, 7/1/20            1,126,240
   2,450,000    Illinois Educational Facilities
                  Authority RV, Capital Appreciation,
                  ETM, 0.00% (5.95% to 6.22% effective
                  yield), 7/1/14                                  963,904
   1,120,000    Illinois Health Facilities Authority,
                  Health Care RV, Edgewater Medical
                  Center, Series A, 9.25%, 7/1/24               1,427,272
   2,500,000    Illinois Housing Development Authority,
                  Health Care RV, Provena Health, Series
                  A, MBIA insured, 5.13%, 5/15/23               2,433,025
   2,150,000    Illinois State Sales Tax RV, Series P,
                  6.50%, 6/15/22                                2,591,374
   5,000,000    Kane, Cook & Du Page Counties, IL, GO
                  Bonds, SD #46, FSA insured, 5.35%,
                  1/1/15                                        5,138,050
   1,025,000    Lake County, IL, Community Unit SD #116,
                  Educational Facilities RV, Rund Lake,
                  7.60%, 2/1/13                                 1,294,708
   7,350,000    Regional Transportation Authority, IL,
                  Sales Tax RV, Series D, FGIC insured,
                  7.75%, 6/1/19                                 9,963,366
   8,000,000    Regional Transportation Authority, IL,
                  Transportation RV, FGIC insured,
                  6.00%, 6/1/23                                 9,159,600
     350,000    Waukegan, IL, Board Libor Trustees,
                  Libor Building Notes, 5.90%, 1/1/17             363,381
                                                          ---------------
                                                               36,665,272
                                                          ---------------
INDIANA (1.0%)
   2,900,000    Indiana Transportation Financial
                  Authority Highway RV, Series A, AMBAC
                  insured, 5.25%, 6/1/15                        3,026,440
                                                          ---------------
KANSAS (3.1%)
   3,175,000    Kansas State, DOT, Highway RV, Series A,
                  7.25%, 9/1/08                                 3,898,868
   1,000,000    Newton, KS, Hospital RV, Newton
                  Healthcare Corp., Series A, 5.70%,
                  11/15/18                                      1,006,390
     500,000    Newton, KS, Hospital RV, Newton
                  Healthcare Corp., Series A, 5.75%,
                  11/15/24                                        503,190

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
KANSAS (continued)

   4,150,000    Sedgwick & Shawnee Counties, KS, SFM RV,
                  Mortgage Backed Securities, Series
                  A-2, Step Coupon, GNMA COLL, 5.50%,
                  6/1/29                                  $     4,664,600
                                                          ---------------
                                                               10,073,048
                                                          ---------------
LOUISIANA (0.9%)
     405,000    East Baton Rouge, LA, Mortgage Finance
                  Authority, SFM RV, Series 1988 C, GNMA
                  COLL, 8.38%, 2/1/17                             418,349
   5,000,000    Rapides Parish, LA, Housing & Mortgage
                  Finance Authority, Capital
                  Appreciation RV, Series C, 0.00%,
                  (7.45% effective yield), 7/10/14              1,704,600
   2,900,000    St. Bernard Parish, LA, Housing Mortgage
                  Agency, SFM RV, Series 1992 C, 0.00%,
                  (7.65% effective yield), 7/10/14                884,181
                                                          ---------------
                                                                3,007,130
                                                          ---------------
MASSACHUSETTS (8.4%)
   4,000,000    Massachusetts Bay Transportation
                  Authority, General Transporation,
                  Series A, Utilities RV, FGIC insured,
                  5.00%, 3/1/27                                 3,910,160
   5,325,000    Massachusetts Bay Transportation
                  Authority, General Transportation
                  System RV, Series B, 6.20%, 3/1/16            6,118,532
   2,500,000    Massachusetts State College Building
                  Authority, Educational Facilities RV,
                  Series A, 7.50%, 5/1/14                       3,232,200
   2,500,000    Massachusetts State Industrial Finance
                  Agency, Nursing Home RV, FHA-
                  University Commons Nursing, Series A,
                  FHA insured, 6.65%, 8/1/38                    2,784,000
   8,350,000    Massachusetts State Turnpike Authority,
                  Metropolitan Highway System RV, Series
                  A, MBIA insured, 5.00%, 1/1/37                8,072,780
   2,500,000    Massachusetts State, HEHFA RV,
                  Massachusetts Institute of Technology,
                  Series I-1, 5.20%, 1/1/28                     2,592,475
     590,000    New Bedford, MA, IDA RV, Aerovox, Inc.
                  Project, Series 1982, 7.42%, 7/1/02             596,962
                                                          ---------------
                                                               27,307,109
                                                          ---------------
MICHIGAN (1.1%)
   2,760,000    Wayland, MI, Unified SD, GO Bonds, FGIC
                  insured, 8.00%, 5/1/10                        3,618,139
                                                          ---------------
MISSISSIPPI (0.2%)
   2,000,000    Mississippi Home Corp., Residual Capital
                  Appreciation RV, Series 1992 II, 0.00%
                  (7.38% effective yield), 4/15/12                759,520
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)

NEBRASKA (0.3%)
   1,000,000    Nebraska Investment Finance Authority,
                  Hospital RV, Great Plains Regional
                  Medical Center Project, 5.45%,
                  11/15/17                                $     1,011,880
                                                          ---------------
NEW HAMPSHIRE (0.7%)
   1,590,000    New Hampshire HEHFA RV, New London
                  Hospital Association Project, 7.00%,
                  6/1/00                                        1,648,130
     500,000    New Hampshire HEHFA RV, Androscoggin
                  Valley Hospital, AMBAC insured, 5.38%,
                  11/1/27                                         524,255
                                                          ---------------
                                                                2,172,385
                                                          ---------------
NEW MEXICO (4.5%)
   5,295,000    Bernalillo County, NM, Gross Receipts
                  Tax RV, Series B, 5.70%, 4/1/27               5,857,488
   1,110,000    Hobbs, NM, SFM RV, 8.75%, 7/1/11                1,238,105
   6,585,000    Santa Fe County, NM, Correctional
                  Systems RV, FSA insured, 6.00%, 2/1/27        7,604,029
                                                          ---------------
                                                               14,699,622
                                                          ---------------
NEW YORK (17.2%)
   4,500,000    Long Island Power Authority, NY,
                  Electric System RV, Series A, 5.75%,
                  12/1/24                                       4,725,270
   5,600,000    Long Island Power Authority, NY,
                  Electric System RV, Series A, 5.50%,
                  12/1/29                                       5,663,952
   5,000,000    Metropolitan Transporation Authority,
                  NY, Commuter Facilities RV, Series A,
                  MBIA insured, 5.63%, 7/1/27                   5,241,600
  10,000,000    Metropolitan Transportation Authority,
                  NY, Transportation Facilities RV,
                  Series A, MBIA insured, 5.63%, 7/1/25        10,483,200
   1,200,000    New York State Dorm Authority, Health
                  Care RV, Good Samaritan Hospital
                  Suffern, 5.50%, 7/1/10                        1,270,092
   7,500,000    New York State LOC Assistance Corp., RV,
                  Series E, 5.25%, 4/1/16                       7,737,000
   1,480,000    New York, NY, GO Bonds, Series B-1,
                  7.30%, 8/15/10, P/R 8/15/04 @ 101             1,743,855
   1,340,000    New York, NY, GO Bonds, Series B-1,
                  7.38%, 8/15/13, P/R 8/15/04 @ 101             1,579,498
   1,500,000    New York, NY, GO Bonds, Series F, 5.00%,
                  8/1/23                                        1,439,745
  15,000,000    Port Authority of New York & New Jersey,
                  Consolidated Eighty-Fifth Series,
                  5.38%, 3/1/28                                15,879,450
                                                          ---------------
                                                               55,763,662
                                                          ---------------
NORTH CAROLINA (0.7%)
   2,250,000    North Carolina EFA RV, St. Augustine
                  College, Asset Guaranty, LOC, 5.25%,
                  10/1/28                                       2,232,945
                                                          ---------------

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)

OHIO (0.3%)
   1,000,000    Scioto County, OH, Marine Terminal RV,
                  Norfolk Southern Corp. Project, 5.30%,
                  8/15/13                                 $     1,006,680
                                                          ---------------
OKLAHOMA (0.4%)
   1,245,000    Tulsa, OK, IDA RV, University of Tulsa,
                  Series A, MBIA insured, 6.00%, 10/1/16        1,399,654
                                                          ---------------
PUERTO RICO (1.0%)
   3,500,000    Puerto Rico Commonwealth Highway &
                  Transportation Authority RV, Series A,
                  4.75%, 7/1/38                                 3,291,540
                                                          ---------------
SOUTH CAROLINA (4.5%)
   7,500,000    Piedmont, SC, Municipal Power Agency,
                  Electric RV, Series A, 6.55%, 1/1/16          7,509,600
   5,725,000    Piedmont, SC, Municipal Power Agency,
                  Electric RV, Series A, 6.60%, 1/1/21          5,732,557
   1,250,000    Richland County, SC, Hospital Facilities
                  RV, Community Provider Pooled Loan
                  Program, Series A, FSA insured, ETM,
                  7.13%, 7/1/17                                 1,498,363
                                                          ---------------
                                                               14,740,520
                                                          ---------------
SOUTH DAKOTA (1.3%)
   3,500,000    South Dakota State, HEHFA RV, Huron
                  Regional Medical Center, 7.30%, 4/1/16        4,221,176
                                                          ---------------
TEXAS (10.9%)
     490,000    Baytown, TX, Housing Finance Corp., SFM
                  RV, Series 1992 A, 8.50%, 9/1/11                552,544
   2,210,000    Beaumont, TX, Housing Finance Corp. RV,
                  9.20%, 3/1/12                                 2,478,935
   2,250,000    Carroll, TX, ISD, GO Bonds, 5.38%,
                  2/15/35                                       2,284,673
   1,900,000    Corpus Christi, TX, HFA, Housing RV,
                  Series A, MBIA insured, 7.70%, 7/1/11         2,098,588
   2,395,000    Desoto, TX, Housing Finance Corp., MFHR
                  Bonds, Windsor Foundation Project,
                  Series A, 7.00%, 2/1/25                       2,801,455
     255,000    El Paso, TX, Housing Finance Corp., SFM
                  RV, Series A, 8.75%, 10/1/11                    285,008
     350,000    Galveston County, TX, Property Finance
                  Authority, Inc., SFM RV, Series A,
                  8.50%, 9/1/11                                   378,907
   1,300,000    Grape Creek-Pulliam, TX, Independent SD
                  Public Facilities Corp., GO Bonds,
                  7.25%, 5/15/21                                1,449,422
   1,115,000    Harlandale, TX, ISD Public Facilites
                  Corp. Lease RV, 5.50%, 10/15/12               1,147,246
   6,250,000    Houston, TX, Housing Finance Corp., SFM
                  RV, Series A-1, 8.00%, 6/1/14                 6,751,000
   2,250,000    Houston, TX, Housing Finance Corp., SFM
                  RV, Series B-1, 8.00%, 6/1/14                 2,430,360
   2,000,000    Lyford, TX, Consolidated Independent SD,
                  Educational Facilities RV, 5.50%,
                  8/15/22                                       1,997,160
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
TEXAS (continued)

   4,000,000    Midland County, TX, Hospital District
                  RV, Capital Appreciation, 0.00% (5.85%
                  effective yield), 6/1/11                $     1,998,560
   1,415,000    Port Arthur, TX, Housing Finance Corp.,
                  SFM RV, 8.70%, 3/1/12                         1,557,491
   4,180,000    San Antonio, TX, HEHFA RV, 7.13%,
                  11/1/15                                       4,579,274
   2,200,000    Texas State Department of Housing &
                  Community Affairs, SFM RV, Series A,
                  8.10%, 9/1/15                                 2,504,942
                                                          ---------------
                                                               35,295,565
                                                          ---------------
UTAH (0.2%)
     750,000    Salt Lake County, UT, EFA RV,
                  Westminister College Project, 5.75%,
                  10/1/27                                         768,135
                                                          ---------------
VIRGINIA (1.0%)
   3,000,000    Fairfax County, VA, Redevelopment &
                  Housing Authority, MFHR Bonds, Burke
                  Shire Commons, 7.60%, 10/1/36                 3,231,180
                                                          ---------------
WASHINGTON (5.6%)
   1,748,000    Kitsap County, WA, Housing Authority,
                  MFHR Bonds, Low Income Housing, GNMA
                  COLL, 7.10%, 2/20/16                          2,029,633
   4,000,000    Washington Public Power Supply System,
                  Power RV, Nuclear Project #1, Series
                  A, 6.00%, 7/1/07                              4,424,480
   2,750,000    Washington Public Power Supply System,
                  Power RV, Nuclear Project #2, Series
                  A, 6.00%, 7/1/07                              3,023,570
   1,620,000    Washington State Housing Finance
                  Commission, Nonprofit Housing RV, VA
                  Mason Research Center Project, Series
                  A, U.S. Bank of Washington, LOC,
                  5.65%, 1/1/19                                 1,687,068
   3,500,000    Washington State Housing Finance
                  Commission, Nonprofit Housing RV, VA
                  Mason Research Center Project, Series
                  A, U.S. Bank of Washington, LOC,
                  5.70%, 1/1/24                                 3,656,905
   3,000,000    Yakima County, WA, SD #007, GO Bonds,
                  MBIA insured, 6.75%, 12/1/06                  3,498,030
                                                          ---------------
                                                               18,319,686
                                                          ---------------
WASHINGTON, D.C. (2.2%)
   4,305,000    District of Columbia, EFA RV, Howard
                  University, MBIA insured, 5.50%,
                  10/1/15                                       4,578,109
   2,500,000    District of Columbia, EFA RV, Howard
                  University, MBIA insured, 5.50%,
                  10/1/18                                       2,651,650
                                                          ---------------
                                                                7,229,759
                                                          ---------------

TOTAL MUNICIPAL BONDS (COST $302,246,574)                     320,442,271
                                                          ---------------

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
-----------------------------------------------------------------
SHORT-TERM HOLDINGS (1.4%)
   3,132,227    Municipal Money Market Fund               $     3,132,227
     490,000    Moorhead, MN, IDA RV, SuperValu Store
                  Project, Wachovia Bank, LOC, 3.70%
                  V/R, 11/1/09(c)                                 490,000
     800,000    St. Louis Park, MN, IDA RV, Unicare
                  Homes, Inc. Project, Banque Paribas
                  LOC, 3.90% V/R, 8/1/14(c)                       800,000
                                                          ---------------
TOTAL SHORT-TERM HOLDINGS (COST $4,422,227)                     4,422,227
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $306,668,801)            $   324,864,498
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                         COLORADO TAX-FREE FUND
-----------------------------------------------------------------
MUNICIPAL BONDS (94.4%)
AIRPORT REVENUE (3.5%)
   1,000,000    Denver, CO, City & County, Airport RV,
                  Series A, MBIA insured, 5.60%,
                  11/15/20                                $     1,042,470
   1,500,000    Denver, CO, City & County, Airport RV,
                  Series A, MBIA insured, 5.50%,
                  11/15/25                                      1,550,595
                                                          ---------------
                                                                2,593,065
                                                          ---------------
CERTIFICATES OF PARTICIPATION & LEASE REVENUE (4.2%)
   1,880,000    Auraria Higher Educational Center, CO,
                  COP, Administrative Office Facilities
                  Project, AMBAC insured, 5.13%, 5/1/28         1,850,221
   1,210,000    Montrose County, CO, COP, Series A,
                  6.40%, 12/1/12                                1,316,165
                                                          ---------------
                                                                3,166,386
                                                          ---------------
ESCROWED IN TREASURIES (3.8%)
   1,000,000    Colorado HFA, SFM RV, Capital
                  Appreciation, Prerefunded, Series A,
                  ETM, 0.00% (5.40% effective yield),
                  9/1/14                                          444,890
   9,000,000    Dawson Ridge Metropolitan District No.1,
                  CO, GO Bonds, Series A, 0.00% (5.63%
                  effective yield), 10/1/22                     2,363,400
                                                          ---------------
                                                                2,808,290
                                                          ---------------
GENERAL OBLIGATION (16.2%)
     500,000    Centennial 25 Metropolitan District, CO,
                  GO Bonds, Arapahoe County, 6.38%,
                  12/1/16                                         534,460
     500,000    Denver, CO, City & County SD #1, GO
                  Bonds, Series A, 6.50%, 6/1/10                  590,190
     390,000    Denver West Metropolitan District, CO,
                  GO Bonds, Series B, 5.60%, 12/1/12              401,673
   2,500,000    El Paso County, CO, SD #11, Colorado
                  Springs, GO Bonds, 7.10%, 12/1/17             3,171,150
   1,000,000    Highlands Ranch, CO, Metropolitan
                  District #2, UTGO Bonds, FSA insured,
                  6.50%, 6/15/11                                1,181,010
   1,100,000    Highlands Ranch, CO, Metropolitan
                  District #2, GO Bonds, FSA insured,
                  6.50%, 6/15/12                                1,300,607
     350,000    Highlands Ranch, CO, Metropolitan
                  District #4, UTGO Bonds, Series A,
                  6.10%, 12/1/11                                  372,985

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   COLORADO TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
GENERAL OBLIGATION (continued)

     800,000    Highlands Ranch, CO, Metropolitan
                  District #4, UTGO Bonds, Series A,
                  6.30%, 12/1/17                          $       861,304
   2,500,000    Metex Metropolitan District, CO, GO
                  Bonds, Series A, 5.80%, 12/1/16               2,692,250
   1,000,000    Northern Metropolitan District, CO, GO
                  Bonds, Adams County, 6.50%, 12/1/16           1,056,880
                                                          ---------------
                                                               12,162,509
                                                          ---------------
HEALTH CARE REVENUE (12.8%)
   1,000,000    Boulder County, CO, Hospital RV,
                  Longmont United Hospital Project,
                  5.60%, 12/1/03                                1,019,550
   1,000,000    Boulder County, CO, Hospital RV,
                  Longmont United Hospital Project,
                  5.60%, 12/1/17                                1,019,550
   1,000,000    Colorado Health Facilities Authority RV,
                  Catholic Health Initiatives, Series A,
                  5.00%, 12/1/18                                  989,250
   1,500,000    Colorado Health Facilities Authority RV,
                  Steamboat Springs Health, 5.75%,
                  9/15/22                                       1,523,520
     750,000    Colorado Health Facilities Authority RV,
                  Catholic Health Initiatives, Series A,
                  5.13%, 12/1/22                                  745,335
   1,000,000    Colorado Health Facilities Authority RV,
                  National Jewish Medical & Research
                  Center, 5.38%, 1/1/28                           974,660
   1,250,000    Colorado Health Facilities Authority RV,
                  Sisters of Charity, Series A, AMBAC
                  insured, 6.25%, 5/15/11                       1,445,013
   2,000,000    Colorado Health Facilities Authority RV,
                  Sisters of Charity Leavenworth, MBIA
                  insured, 5%, 12/1/25                          1,941,820
                                                          ---------------
                                                                9,658,698
                                                          ---------------
INDUSTRIAL DEVELOPMENT REVENUE (3.7%)
   2,000,000    Fort Collins, CO, PCR Bonds, Anheuser
                  Busch Project, 6.00%, 9/1/31                  2,141,980
     500,000    Summit County, CO, Sports Facilities RV,
                  Keystone Resorts Management Project,
                  guaranteed by Ralston Purina Corp.,
                  7.38%, 9/1/10                                   608,400
                                                          ---------------
                                                                2,750,380
                                                          ---------------
JAIL FACILITIES REVENUE (2.1%)
   1,525,000    Tellar County, CO, COP, 5.75%, 12/1/18          1,586,122
                                                          ---------------
MULTI-FAMILY HOUSING REVENUE (3.8%)
     300,000    Aurora, CO, Housing Authority Finance
                  Corp., MFHR Bonds, Mountainview Place,
                  FHA insured, 7.13%, 9/1/22                      321,909
   1,000,000    Denver, CO, City & County, MFHR Bonds,
                  FHA Insured Mortgage Loan, Garden
                  Court, 5.30%, 7/1/28                            995,480

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   COLORADO TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
MULTI-FAMILY HOUSING REVENUE (continued)

   1,500,000    San Miguel County, CO, HFA, MFHR Bonds,
                  Telluride Village Apartments Project,
                  6.40%, 7/1/23                           $     1,572,120
                                                          ---------------
                                                                2,889,509
                                                          ---------------
OTHER REVENUE (8.6%)
   3,000,000    Castle Rock Ranch, CO, Public Facilities
                  Revenue, 6.25%, 12/1/17(b)                    3,484,320
   3,000,000    Denver, CO, City & County RV, Helen G.
                  Bonfils Foundation Project, Series B,
                  5.13%, 12/1/17                                3,003,330
                                                          ---------------
                                                                6,487,650
                                                          ---------------
PARKING REVENUE (0.5%)
     345,000    Pueblo, CO, COP, Public Parking-Lease,
                  Purchase & Sublease, 6.90%, 7/1/15              378,351
                                                          ---------------
SALES TAX REVENUE (5.7%)
   1,490,000    Arapahoe County, CO, Capital
                  Improvements & Transportation Highway
                  RV, Series E-470, MBIA insured,
                  remarketed 8/31/95, 6.15%, 8/31/26            1,658,161
     140,000    Blackhawk, CO, Device Tax RV, 5.60%,
                  12/1/04                                         148,439
     145,000    Blackhawk, CO, Device Tax RV, 5.70%,
                  12/1/05                                         154,837
   2,500,000    Puerto Rico Commonwealth Highway &
                  Transportation Authority RV, Series A,
                  4.75%, 7/1/38                                 2,351,100
                                                          ---------------
                                                                4,312,537
                                                          ---------------
SINGLE FAMILY HOUSING REVENUE (20.9%)
   1,475,000    Adams County, CO, SFM RV, Series A-2,
                  8.70%, 6/1/12                                 1,596,968
     405,000    Colorado HFA, SFM RV, Series B-2, 7.50%,
                  12/1/16                                         455,046
   3,390,000    Colorado HFA, SFM RV, Series B-2, 7.45%,
                  11/1/27                                       3,891,313
   1,490,000    Colorado HFA, SFM RV, Series C-2, 7.45%,
                  6/1/17                                        1,687,544
   1,430,000    Colorado HFA, SFM RV, Series D-1,
                  remarketed 7/15/94, 8.00%, 12/1/24            1,615,642
   1,650,000    Colorado HFA, SFM RV, Series D-2, 7.10%,
                  6/1/14                                        1,861,283
   2,550,000    Colorado HFA, SFM RV, Series D-2,
                  remarketed 11/15/94, 8.13%, 6/1/25            2,887,212
   3,990,000    Larimer County, CO, SFM RV, Capital
                  Accumulator A, Remarketed 2/15/94,
                  ETM, 0.00% (5.50% effective yield),
                  8/1/15                                        1,681,745
                                                          ---------------
                                                               15,676,753
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   COLORADO TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)

TOLL ROAD REVENUE (4.8%)
  15,000,000    E-470 Public Highway Authority, CO,
                  Transportation RV, Capital
                  Appreciation, Series B, MBIA insured,
                  0.00% (5.52% effective yield), 9/1/25   $     3,644,400
                                                          ---------------
WATER & SEWER REVENUE (3.8%)
   1,250,000    Arapahoe County, CO, Utilities RV, Water
                  & Wastewater Authority Revenue, 6.25%,
                  12/1/20                                       1,326,125
   1,500,000    Colorado Springs, CO, Utilities RV,
                  Series A, 5.38%, 11/15/26                     1,530,615
                                                          ---------------
                                                                2,856,740
                                                          ---------------

TOTAL MUNICIPAL BONDS (COST $66,635,248)                       70,971,390
                                                          ---------------
SHORT TERM HOLDINGS (5.6%)
     454,265    Municipal Money Market Fund                       454,265
   1,000,000    Moffat County, CO, PCR Bonds, AMBAC
                  insured, 3.95% V/R, 7/1/10(c)                 1,000,000
   2,750,000    Pitkin County, CO, MFHR Bonds,
                  Centennial, Series A, Credit Lyonnais,
                  LOC, 3.75% V/R, 12/1/24(c)                    2,750,000
                                                          ---------------
                                                                4,204,265
                                                          ---------------

TOTAL SHORT TERM HOLDINGS (COST $4,204,265)                     4,204,265
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $70,839,513)             $    75,175,655
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                         MINNESOTA TAX-FREE FUND
-----------------------------------------------------------------
MUNICIPAL BONDS (98.7%)
CERTIFICATES OF PARTICIPATION & LEASE REVENUE (0.9%)
     205,000    Savage, MN, EDA RV, Lease Revenue,
                  5.40%, 2/1/14                           $       208,067
     220,000    Savage, MN, EDA RV, Lease Revenue,
                  5.45%, 2/1/15                                   223,557
     210,000    Savage, MN, EDA RV, Lease Revenue,
                  5.50%, 2/1/16                                   213,555
                                                          ---------------
                                                                  645,179
                                                          ---------------
EDUCATION FACILITIES REVENUE (12.2%)
   1,470,000    Hopkins, MN, Educational Facilities RV,
                  Blake School Project, 5.50%, 9/1/24           1,500,855
     500,000    Minnesota HEFA RV, College of St.
                  Benedict, Series 3-W, 6.00%, 3/1/07             534,350
     500,000    Minnesota HEFA RV, University of St.
                  Thomas, Series 4-M, 5.35%, 4/1/17               509,480
   2,250,000    Minnesota State HEFA RV, St. Johns
                  University, Series Four L, 5.40%,
                  10/1/22                                       2,296,147
   3,500,000    University of Minnesota, Educational
                  Facilities RV, Series A, 5.50%, 7/1/21        3,742,900
                                                          ---------------
                                                                8,583,732
                                                          ---------------

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   MINNESOTA TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)

GENERAL OBLIGATION--POLITICAL SUBDIVISION (5.5%)
     100,000    Bloomington, MN, Tax Increment GO Bonds,
                  9.70%, 2/1/04                           $       127,117
     210,000    Bloomington, MN, Tax Increment GO Bonds,
                  9.75%, 2/1/07                                   275,753
   2,650,000    Minneapolis, MN, GO Bonds, Sports Arena
                  Project, 5.20%, 10/1/24                       2,682,383
     500,000    St. Cloud, MN, GO Bonds, Judgment
                  Funding, Series A, FGIC insured,
                  5.00%, 12/1/24                                  492,205
     245,000    Waconia, MN, GO Bonds, 6.00%, 6/1/07              260,124
                                                          ---------------
                                                                3,837,582
                                                          ---------------
GENERAL OBLIGATION--SCHOOL DISTRICTS (18.9%)
     500,000    Chaska, MN, Independent SD #112, GO
                  Bonds, SCEP, Series B, 6.00%, 2/1/13            553,295
   3,500,000    Farmington, MN, Independent SD #192, GO
                  Bonds, Series A, FSA insured, 5.20%,
                  2/1/23                                        3,514,945
   1,445,000    Farmington, MN, Independent SD #192, GO
                  Bonds, Series B, FSA insured, 0.00%
                  (5.03% effective yield), 2/1/11                 785,343
   1,500,000    Kenyon Wanamingo, MN, Independent SD
                  #2172, GO Bonds, 5.00%, 2/1/22                1,495,770
   1,650,000    Minnetonka, MN, Independent SD #276, GO
                  Bonds, State Credit Enhancement
                  Program, Series B, 5.75%, 2/1/22              1,746,459
   1,000,000    Shakopee, MN, GO Bonds, Independent SD
                  #270, 4.63%, 2/1/17                             948,940
   1,000,000    St. Michael, MN, Independent SD #885, GO
                  Bonds, 5.00%, 2/1/21                            990,560
   2,200,000    Wayzata, MN, Independent SD #284, GO
                  Bonds, Series A, 5.35%, 2/1/15                2,269,102
   1,000,000    West St. Paul, MN, Independent SD #197,
                  GO Bonds, FSA insured, 4.80%, 2/1/13            993,070
                                                          ---------------
                                                               13,297,484
                                                          ---------------
GENERAL OBLIGATION--STATES, TERRITORIES (2.2%)
   1,500,000    Minnesota State, GO Bonds, 5.25%, 8/1/15        1,534,050
                                                          ---------------
HEALTH CARE REVENUE (27.5%)
     200,000    Bemidji, MN, Hospital Facilities,
                  Healthcare First Mortgage RV, North
                  Country Health Services Project,
                  Series 1991 A, 7.00%, 9/1/11, P/R
                  9/1/01 @ 102                                    221,352
   2,435,000    Bemidji, MN, Hospital Facilities,
                  Healthcare First Mortgage RV, North
                  Country Health Services Project,
                  5.63%, 9/1/21                                 2,494,828
   1,000,000    Brainerd, MN, Health Care Facilities RV,
                  Benedictine Health- St. Joseph's
                  Health Center, Series 1993 E, Connie
                  Lee insured, 6.00%, 2/15/20                   1,067,850
   2,170,000    Burnsville, MN, Hospital System RV,
                  Fairview Community Hospitals, 0.00%
                  (5.87% effective yield), 5/1/12               1,003,495
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   MINNESOTA TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
HEALTH CARE REVENUE (continued)

     500,000    Duluth, MN, EDA, Hospital Facilities RV,
                  St. Luke's Hospital of Duluth, Series
                  B, Connie Lee insured, 6.40%, 5/1/18    $       543,130
     500,000    Glencoe, MN, Health Care RV, 6.40%,
                  12/1/15                                         515,545
     690,000    Glencoe, MN, Hospital RV, 6.63%, 4/1/11           727,798
   1,000,000    Hibbing, MN, Health Care Facilities RV,
                  Duluth Clinic Ltd., FSA insured,
                  5.50%, 11/1/16                                1,034,440
     780,000    Mankato, MN, Hospital Facilities RV, 1st
                  Mortgage-Immanuel St. Joseph's
                  Project, Series A, 6.30%, 8/1/22                856,885
   1,000,000    Minneapolis & St. Paul, MN, Housing &
                  Redevelopment Authority Health Care
                  System, Childrens Health Care RV,
                  Series A, FSA insured, 5.70%, 8/15/16         1,051,530
     500,000    Minneapolis & St. Paul, MN, Housing &
                  Redevelopment Authority Health Care
                  System, Group Health Plan, Inc.
                  Project, 6.75%, 12/1/13                         548,225
     600,000    Minneapolis & St. Paul, MN, Housing &
                  Redevelopment Authority Health Care
                  System, HealthOne Obligated Group
                  Project, Series A, MBIA insured,
                  7.40%, 8/15/11                                  650,364
   2,500,000    Minnesota Agriculture & Economic
                  Development Board, Health Care RV,
                  Fairview Hospital, Series A, MBIA
                  insured, 5.50%, 11/15/17                      2,605,775
   3,800,000    Minnesota Agriculture & Economic
                  Development Board, Health Care RV,
                  Fairview Hospital, Series A, MBIA
                  insured, 5.75%, 11/15/26                      4,032,636
     825,000    Monticello-Big Lake, MN, Community
                  Hospital District Gross Revenue,
                  Health Care RV, Series A, 5.45%,
                  12/1/12                                         831,872
     115,000    Red Wing, MN, Health Care Facilities RV,
                  River Region Obligated Group, Series
                  1993 B, 6.35%, 9/1/07                           124,000
   1,000,000    Rochester, MN, Health Care Facilities
                  RV, Mayo Medical Center, Series F,
                  6.25%, 11/15/21                               1,085,130
                                                          ---------------
                                                               19,394,855
                                                          ---------------
INDUSTRIAL DEVELOPMENT REVENUE (1.8%)
     750,000    Minnesota Agriculture & Economic
                  Development Board, Industrial
                  Development RV, Evangelical Lutheran,
                  AMBAC insured, 5.15%, 12/1/22                   743,812
     500,000    St. Paul, MN, HRA, Distribution Cooling
                  RV, Series J, Credit Local de France,
                  LOC, 5.35%, 3/1/18                              503,210
                                                          ---------------
                                                                1,247,022
                                                          ---------------

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   MINNESOTA TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)

MULTI-FAMILY HOUSING REVENUE (3.8%)
     585,000    Minnesota State, HFA, Housing
                  Development RV, 6.25%, 2/1/20           $       592,148
     550,000    Minnesota State, HFA, Housing
                  Development RV, Series A, 6.85%,
                  2/1/07                                          589,182
     545,000    Minnesota State, HFA, MFHR Bonds, 6.38%,
                  2/1/20                                          551,856
     490,000    Minnesota State, HFA, Rental Housing RV,
                  Series B, 6.25%, 8/1/22                         495,870
     430,000    Minnesota State, HFA, Rental Housing RV,
                  Series D, MBIA insured, 5.90%, 8/1/15           449,539
                                                          ---------------
                                                                2,678,595
                                                          ---------------
NURSING HOME REVENUE (2.7%)
     500,000    Minneapolis, MN, Health Care Facilities
                  RV, Ebenezer Society Project, Series
                  A, 7.20%, 7/1/23                                526,245
     750,000    Moorhead, MN, Economic Develoment
                  Authority, MFHR Bonds, Eventide
                  Project, Series A, 8.00%, 9/1/11                826,845
     500,000    Waconia, MN, Housing & Redevelopment
                  Authority RV, The Evangelical Lutheran
                  Project, Series A, 5.85%, 6/1/06                532,035
                                                          ---------------
                                                                1,885,125
                                                          ---------------
POWER REVENUE (7.9%)
   1,000,000    Northern Minnesota Municipal Power
                  Agency, Electric System RV, FSA
                  insured, 5.25%, 1/1/17                        1,012,960
   1,135,000    Northern Minnesota Municipal Power
                  Agency, Electric System RV, Series B,
                  AMBAC insured, 5.50%, 1/1/18                  1,165,827
   1,000,000    Puerto Rico, Electric Power Authority
                  RV, Series X, 5.50%, 7/1/25                   1,015,180
   6,665,000    Southern Minnesota Municipal Power
                  Agency, Power Supply System RV, Series
                  A, MBIA insured, 0.00% (5.20%
                  effective yield), 1/1/24                      1,811,614
     380,000    Southern Minnesota Municipal Power
                  Agency, Power Supply System RV, Series
                  B, AMBAC insured, 5.00%, 1/1/18                 370,257
     200,000    Western Minnesota Municipal Power
                  Agency, Power Supply RV, Series A,
                  5.50%, 1/1/15                                   200,090
                                                          ---------------
                                                                5,575,928
                                                          ---------------
SINGLE FAMILY HOUSING REVENUE (5.2%)
     550,000    Minnesota State, HFA, SFM RV, Series A,
                  5.95%, 1/1/17                                   581,400
     930,000    Minnesota State, HFA, SFM RV, Series Q,
                  6.25% V/R, 7/1/14                               969,004
     945,000    Minnesota State, HFA, SFM RV, remarketed
                  8/12/92, 6.25%, 1/1/15                          990,587
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   MINNESOTA TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
SINGLE FAMILY HOUSING REVENUE (continued)

     655,000    St. Paul, MN, Housing & Redevelopment
                  Authority, SFM RV, FNMA Mortgage
                  Backed Securities Program, FNMA
                  insured, mandatory extraordinary
                  redemption @ 100, 3/1/07, 6.25%,
                  9/1/14                                  $       694,778
     395,000    Vadnais Heights, MN, SFM RV, 6.00%,
                  11/1/09                                         417,056
                                                          ---------------
                                                                3,652,825
                                                          ---------------
SPORTS FACILITIES REVENUE (3.4%)
     250,000    Duluth, MN, Gross RV, Spirit Mountain
                  Recreation Area, Series 1992, 6.40%,
                  2/1/03                                          258,900
     460,000    Eagan, MN, Ice Arena Gross RV, Series B,
                  5.50%, 4/1/19                                   462,433
     960,000    Minnesota Iron Range Resources &
                  Rehabilitation Gross RV, Giants Ridge
                  Recreational Area, 7.25%, 10/1/11             1,006,234
     115,000    St. Cloud, MN, COP, 5.40%, 12/1/08                117,345
     120,000    St. Cloud, MN, COP, 5.50%, 12/1/09                122,812
     400,000    St. Cloud, MN, COP, 5.90%, 12/1/17                407,048
                                                          ---------------
                                                                2,374,772
                                                          ---------------
TRANSPORTATION REVENUE (2.0%)
   1,500,000    Puerto Rico Commonwealth Highway &
                  Transportation Authority RV, Series A,
                  4.75%, 7/1/38                                 1,410,660
                                                          ---------------
WATER & SEWER REVENUE (4.7%)
   1,000,000    Minnesota Public Facilities Authority,
                  Water PCR Bonds, Series A, 7.00%,
                  3/1/05                                        1,157,390
   1,000,000    Minnesota Public Facilities Authority,
                  Water PCR Bonds, Series A, 6.50%,
                  3/1/14                                        1,100,661
   1,000,000    Minnesota Public Facilities Authority,
                  Water PCR Bonds, Series B, 5.40%,
                  3/1/16                                        1,028,741
                                                          ---------------
                                                                3,286,792
                                                          ---------------

TOTAL MUNICIPAL BONDS (COST $66,153,376)                       69,404,601
                                                          ---------------
SHORT-TERM HOLDINGS (1.3%)
     224,920    Municipal Money Market Fund                       224,920
     300,000    Cottage Grove, MN, Environmental Control
                  RV, Minnesota, Mining & Manufacturing,
                  LOC, 4.17% V/R, 8/1/12                          300,000
     200,000    Golden Valley, MN, Idustrial Development
                  RV, Unicare Homes Project, Banque
                  Paribas, LOC, 4.05% V/R, 9/1/14                 200,000
     200,000    St. Louis Park, MN, Industrial
                  Development RV, Unicare Homes, Inc.
                  Project, Banque Paribas LOC, 3.90%
                  V/R, 8/1/14                                     200,000
                                                          ---------------

TOTAL SHORT-TERM HOLDINGS (COST $924,920)                         924,920
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $67,078,296)             $    70,329,521
                                                          ---------------
                                                          ---------------

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                           INCOME EQUITY FUND
-----------------------------------------------------------------
         N/A    Income Equity Portfolio of Core Trust
                  (Delaware)(e)                           $ 1,356,426,685
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $1,016,081,095)          $ 1,356,426,685
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                          VALUGROWTH STOCK FUND
-----------------------------------------------------------------
COMMON STOCKS (95.5%)
AMUSEMENT & RECREATION SERVICES (3.1%)
     540,000    Patriot American Hospitality, Inc.(d)     $    12,926,251
      63,873    Walt Disney Co.                                 7,225,633
                                                          ---------------
                                                               20,151,884
                                                          ---------------
BUSINESS SERVICES (8.9%)
     157,000    Cerner Corp.(a)                                 4,023,125
     234,400    Computer Associates International, Inc.        12,306,000
     239,600    Ecolab, Inc.(d)                                 7,397,650
     474,800    Electronics for Imaging, Inc.(a)                9,377,300
     102,000    Gartner Group, Inc.(a)(d)                       3,372,375
      94,000    HNC Software, Inc.(a)(d)                        3,248,875
     188,000    Legato Systems, Inc.                            5,381,500
      72,360    Microsoft Corp.(a)(d)                           6,137,033
     163,500    National Data Corp.                             6,131,250
                                                          ---------------
                                                               57,375,108
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (7.8%)
     182,000    Cabot Corp.(d)                                  6,062,875
      80,180    E.I. du Pont de Nemours & Co.                   6,173,860
      99,780    Gillette Co.(d)                                11,686,733
      61,000    Merck & Co., Inc.(d)                            7,140,813
     100,600    Monsanto Co.(d)                                 5,570,726
     159,000    Procter & Gamble Co.(d)                        13,346,063
                                                          ---------------
                                                               49,981,070
                                                          ---------------
DEPOSITORY INSTITUTIONS (6.2%)
     172,600    BankAmerica Corp.                              14,271,862
      47,000    Chase Manhattan Corp.                           6,389,062
     196,580    First Union Corp.(d)                           10,873,331
     124,450    State Street Corp.(d)                           8,579,271
                                                          ---------------
                                                               40,113,526
                                                          ---------------
ELECTRIC, GAS, & SANITARY SERVICES (4.0%)
     225,100    Consolidated Natural Gas Co.(d)                12,732,218
     327,800    Texas Utilities Co.                            12,948,100
                                                          ---------------
                                                               25,680,318
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (9.2%)
     327,670    American Power Conversion Corp.(a)(d)           9,830,100
      93,400    CIENA Corp.(a)(d)                               4,856,800
     184,412    Emerson Electric Co.                           11,203,029
     131,900    General Electric Co.                           10,997,162
      83,400    Intel Corp.                                     5,957,887
     107,900    Philips Electronics N.V.(d)                    10,263,987

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    VALUGROWTH STOCK FUND (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)

     230,600    Telefonaktiebolaget LM Ericsson, Series
                  B ADR                                   $     6,427,975
                                                          ---------------
                                                               59,536,940
                                                          ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (0.9%)
     262,000    Billing Information Concepts(a)                 6,091,500
                                                          ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT
(2.1%)
     275,701    Newell Co.(d)                                  13,302,525
                                                          ---------------
FEDERAL AGENCIES & INSTRUMENTALITIES (1.9%)
     206,600    FNMA                                           12,370,175
                                                          ---------------
FOOD & KINDRED PRODUCTS (6.0%)
     102,100    Coca-Cola Co.                                   8,002,087
     240,000    Conagra, Inc.                                   7,020,000
     411,000    International Home Foods, Inc.(a)              11,148,375
     310,000    PepsiCo, Inc.                                  12,651,875
                                                          ---------------
                                                               38,822,337
                                                          ---------------
GENERAL MERCHANDISE STORES (2.2%)
     103,900    May Department Stores Co.                       6,682,068
     123,700    Sears, Roebuck & Co.(d)                         7,646,206
                                                          ---------------
                                                               14,328,274
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (6.8%)
     126,125    Cisco Systems, Inc.(a)                          9,538,203
     330,000    Compaq Computer Corp.(d)                        9,013,125
     231,000    EMC Corp.(a)(d)                                 9,572,062
     175,000    Jabil Circuit, Inc.(a)(d)                       5,960,937
     239,100    Parker-Hannifin Corp.                           9,818,043
                                                          ---------------
                                                               43,902,370
                                                          ---------------
INSURANCE CARRIERS (5.2%)
     141,000    Allstate Corp.                                 13,271,625
      53,925    American International Group, Inc.(d)           6,676,589
     169,100    Chubb Corp.                                    13,454,018
                                                          ---------------
                                                               33,402,232
                                                          ---------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (8.7%)
     173,680    Baxter International, Inc.(d)                   9,932,325
     192,800    Becton, Dickinson & Co.(d)                     13,640,600
     127,374    Honeywell, Inc.                                10,691,456
     310,605    Thermo Electron Corp.(a)(d)                    10,910,001
     105,500    Xerox Corp.(d)                                 10,840,125
                                                          ---------------
                                                               56,014,507
                                                          ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (2.4%)
     116,500    Callaway Golf Co.(d)                            2,402,813

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    VALUGROWTH STOCK FUND (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)

     341,900    Mattel, Inc.(d)                           $    12,949,463
                                                          ---------------
                                                               15,352,276
                                                          ---------------
OIL & GAS EXTRACTION (3.1%)
     153,200    Dresser Industries, Inc.                        7,133,376
     161,900    Schlumberger Ltd.(d)                           12,638,318
                                                          ---------------
                                                               19,771,694
                                                          ---------------
PAPER & ALLIED PRODUCTS (2.9%)
     295,000    IKON Office Solutions, Inc.                     6,250,313
     246,500    Kimberly-Clark Corp.(d)                        12,217,156
                                                          ---------------
                                                               18,467,469
                                                          ---------------
PERSONAL SERVICES (1.5%)
     224,200    H & R Block, Inc.(d)                            9,864,800
                                                          ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (3.8%)
     149,400    Chevron Corp.                                  11,933,326
     163,799    Mobil Corp.(d)                                 12,776,400
                                                          ---------------
                                                               24,709,726
                                                          ---------------
PHARMACEUTICAL PREPARATIONS (2.1%)
     273,400    American Home Products Corp.                   13,208,638
                                                          ---------------
REAL ESTATE INVESTMENT TRUST (1.8%)
     412,147    Equity Office Properties Trust                 11,334,042
                                                          ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (1.6%)
     211,200    Franklin Resources, Inc.                       10,322,401
                                                          ---------------
STONE, CLAY, GLASS, & CONCRETE PRODUCTS (1.4%)
     238,400    Gentex Corp.(a)                                 8,731,400
                                                          ---------------
WHOLESALE TRADE-DURABLE GOODS (1.9%)
     107,430    Johnson & Johnson                               7,419,384
      90,400    Motorola, Inc.                                  4,785,550
                                                          ---------------
                                                               12,204,934
                                                          ---------------

TOTAL COMMON STOCKS (COST $439,034,227)                       615,040,146
                                                          ---------------
SHORT TERM HOLDINGS (4.5%)
  14,404,170    Dreyfus Cash Management Fund                   14,404,170
  14,651,500    Institutional Funds Group, TempFund Fund       14,651,500
                                                          ---------------

TOTAL SHORT TERM HOLDINGS (COST $29,055,670)                   29,055,670
                                                          ---------------
WARRANTS (0.0%)
          28    Jan Bell Marketing, Inc.(a) (cost $0)                   1
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $468,089,897)            $   644,095,817
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                         DIVERSIFIED EQUITY FUND
-----------------------------------------------------------------
         N/A    Index Portfolio of Core Trust
                  (Delaware)(e)                           $   416,280,394
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   DIVERSIFIED EQUITY FUND (continued)
-----------------------------------------------------------------
         N/A    Income Equity Portfolio of Core Trust
                  (Delaware)(e)                           $   417,728,726
         N/A    Disciplined Growth Portfolio of Core
                  Trust (Delaware)(e)                          83,002,922
         N/A    Large Company Growth Portfolio of Core
                  Trust (Delaware)(e)                         331,221,266
         N/A    Small Cap Index Portfolio of Core Trust
                  (Delaware)(e)                                32,730,683
         N/A    Small Company Stock Portfolio of Core
                  Trust (Delaware)(e)                          25,742,888
         N/A    Small Cap Value Portfolio of Core Trust
                  (Delaware)(e)                                26,069,151
         N/A    Small Company Value Portfolio of Core
                  Trust (Delaware)(e)                          39,384,516
         N/A    Small Company Growth Portfolio of Core
                  Trust (Delaware)(e)                          38,569,854
         N/A    International Portfolio of Core Trust
                  (Delaware)(e)                               245,446,573
         N/A    Schroder EM Core Portfolio of Schroder
                  Capital Funds(e)                              7,026,540
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $1,036,588,753)          $ 1,663,203,513
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                           GROWTH EQUITY FUND
-----------------------------------------------------------------
         N/A    Large Company Growth Portfolio of Core
                  Trust (Delaware)(e)                     $   377,267,184
         N/A    Small Cap Index Portfolio of Core Trust
                  (Delaware)(e)                                73,346,511
         N/A    Small Company Stock Portfolio of Core
                  Trust (Delaware)(e)                          57,735,739
         N/A    Small Cap Value Portfolio of Core Trust
                  (Delaware)(e)                                58,779,743
         N/A    Small Company Value Portfolio of Core
                  Trust (Delaware)(e)                          88,447,049
         N/A    Small Company Growth Portfolio of Core
                  Trust (Delaware)(e)                          86,436,502
         N/A    International Portfolio of Core Trust
                  (Delaware)(e)                               322,024,113
         N/A    Schroder EM Core Portfolio of Schroder
                  Capital Funds(e)                              8,440,096
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $775,275,086)            $ 1,072,476,937
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                        SMALL COMPANY STOCK FUND
-----------------------------------------------------------------
         N/A    Small Company Stock Portfolio of Core
                  Trust (Delaware)(e)                     $   128,484,786
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $127,103,449)            $   128,484,786
                                                          ---------------
                                                          ---------------

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 SCHEDULES OF INVESTMENTS  (CONCLUDED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                      SMALL CAP OPPORTUNITIES FUND
-----------------------------------------------------------------
         N/A    Schroder U.S. Smaller Companies
                  Portfolio of Schroder Capital Funds(e)  $   297,850,970
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $267,193,672)            $   297,850,970
                                                          ---------------
                                                          ---------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                           INTERNATIONAL FUND
-----------------------------------------------------------------
         N/A    International Portfolio of Core Trust
                  (Delaware)(e)                           $   277,196,462
         N/A    Schroder EM Core Portfolio of Schroder
                  Capital Funds(e)                              8,228,920
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $230,045,859)            $   285,425,382
                                                          ---------------
                                                          ---------------

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements

 NOTES TO SCHEDULE OF INVESTMENTS                                   MAY 31, 1998

--------------------------------------------------------------------------------

(a) Non-income producing security

(b) Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to 4(2) of the Securities Act of 1933, as amended. The Board of Trustees has deemed these securities to be liquid at May 31, 1998.

(c) Certain variable rate securities are deemed to have a maturity remaining until the next readjustment of the interest rate or the longer of the demand period or readjustment. The interest rate shown reflects the rate in effect on May 31, 1998.

(d) Part or all of this investment on loan, see Note 5 of Notes to Financial Statements.

(e) The following percentages represent each Fund's ownership interest in the respective Portfolios as of May 31, 1998:

                                                 TOTAL
                                      STABLE     RETURN     INCOME    DIVERSIFIED
                                      INCOME      BOND      EQUITY      EQUITY
                                       FUND       FUND       FUND        FUND
                                     --------   --------   --------   -----------
Stable Income Portfolio............    59.27%        N/A        N/A        N/A
Strategic Value Bond Portfolio.....       N/A     48.80%        N/A        N/A
Index Portfolio....................       N/A        N/A        N/A     30.05%
Income Equity Portfolio............       N/A        N/A     69.35%     21.36%
Disciplined Growth Portfolio.......       N/A        N/A        N/A     63.47%
Large Company Growth Portfolio.....       N/A        N/A        N/A     30.61%
Small Cap Index Portfolio..........       N/A        N/A        N/A     26.72%
Small Company Stock Portfolio......       N/A        N/A        N/A     11.45%
Small Cap Value Portfolio..........       N/A        N/A        N/A     25.00%
Small Company Value Portfolio......       N/A        N/A        N/A     26.70%
Small Company Growth Portfolio.....       N/A        N/A        N/A      4.31%
Schroder U.S. Smaller Companies
  Portfolio........................       N/A        N/A        N/A        N/A
International Portfolio............       N/A        N/A        N/A     25.80%
Schroder EM Core Portfolio.........       N/A        N/A        N/A     26.29%

                                                 SMALL      SMALL
                                      GROWTH    COMPANY      CAP
                                      EQUITY     STOCK     OPPORTUNITIES INTERNATIONAL
                                       FUND       FUND       FUND       FUND
                                     --------   --------   --------   --------
Stable Income Portfolio............      N/A        N/A        N/A        N/A
Strategic Value Bond Portfolio.....      N/A        N/A        N/A        N/A
Index Portfolio....................      N/A        N/A        N/A        N/A
Income Equity Portfolio............      N/A        N/A        N/A        N/A
Disciplined Growth Portfolio.......      N/A        N/A        N/A        N/A
Large Company Growth Portfolio.....   34.87%        N/A        N/A        N/A
Small Cap Index Portfolio..........   59.88%        N/A        N/A        N/A
Small Company Stock Portfolio......   25.68%     57.14%        N/A        N/A
Small Cap Value Portfolio..........   56.37%        N/A        N/A        N/A
Small Company Value Portfolio......   59.95%        N/A        N/A        N/A
Small Company Growth Portfolio.....    9.67%        N/A        N/A        N/A
Schroder U.S. Smaller Companies
  Portfolio........................      N/A        N/A     83.71%        N/A
International Portfolio............   33.86%        N/A        N/A     29.14%
Schroder EM Core Portfolio.........   31.58%        N/A        N/A     30.79%

                                                                 [LOGO]
See Notes to Financial Statements

 NOTES TO SCHEDULES OF INVESTMENTS (CONCLUDED)                      MAY 31, 1998

--------------------------------------------------------------------------------

                                 ABBREVIATIONS

ADR       American Depositary Receipts
AMBAC     American Municipal Bond Assurance Corporation
BIG       Bond Insurance Group
COLL      Collateralized
COP       Certificate of Participation
DOT       Department of Transportation
EDA       Economic Development Authority
EFA       Education Finance Authority
ETM       Escrowed to Maturity
FAMC      Federal Agricultural Mortgage Corporation
FGIC      Financial Guaranty Insurance Company
FHA       Federal Housing Authority
FHLB      Federal Home Loan Bank
FHLMC     Federal Home Loan Mortgage Corporation
FNMA      Federal National Mortgage Association
FSA       Financial Security Assurance, Inc.
GNMA      Government National Mortgage Association
GO        General Obligation
HEFA      Higher Education Facilities Authority
HEHFA     Higher Education & Health Facilities Authority
HFA       Housing Finance Authority
HUD       Department of Housing and Urban Development
IDA       Industrial Development Authority
LOC       Letter of Credit
MBIA      Municipal Bond Insurance Association
MFHR      Multi Family Housing Revenue
P/R       Prerefunded
PCR       Pollution Control Revenue
PFA       Public Finance Authority
RIBS      Residual Interest Bond Series
RV        Revenue Bonds
SD        School District
SFM       Single Family Mortgage
TVA       Tennessee Valley Authority
USG       U.S. Governments
VA        Veterans' Administration
V/R       Variable rate

                                                                 [LOGO]
See Notes to Financial Statements

                                 ANNUAL REPORT
                                  MAY 31, 1998
                            STABLE INCOME PORTFOLIO
                         MANAGED FIXED INCOME PORTFOLIO
                         POSITIVE RETURN BOND PORTFOLIO
                         STRATEGIC VALUE BOND PORTFOLIO
                                INDEX PORTFOLIO
                            INCOME EQUITY PORTFOLIO
                          DISCIPLINED GROWTH PORTFOLIO
                         LARGE COMPANY GROWTH PORTFOLIO
                           SMALL CAP INDEX PORTFOLIO
                         SMALL COMPANY STOCK PORTFOLIO
                           SMALL CAP VALUE PORTFOLIO
                         SMALL COMPANY VALUE PORTFOLIO
                         SMALL COMPANY GROWTH PORTFOLIO
                            INTERNATIONAL PORTFOLIO

                             CORE TRUST (DELAWARE)

 INDEPENDENT AUDITORS' REPORT                                       MAY 31, 1998

--------------------------------------------------------------------------------

           To the Board of Trustees and Partners of Core Trust
           (Delaware)
               We have audited the accompanying statements of assets and liabilities of nine portfolios of Core Trust (Delaware), Stable Income Portfolio, Managed Fixed Income Portfolio, Positive Return Bond Portfolio, Strategic Value Bond Portfolio, Income Equity Portfolio, Disciplined Growth Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, and Small Cap Value Portfolio (collectively the "Portfolios"), including the schedules of investments as of May 31, 1998, and the related statements of operations, statements of changes in net assets and financial highlights for the year ended May 31, 1998 for the Stable Income Portfolio, Managed Fixed Income Portfolio, Positive Return Bond Portfolio, Income Equity Portfolio and Large Company Growth Portfolio, for the period from April 9, 1998 to May 31, 1998 for the Small Cap Index Portfolio and for the period from October 1, 1997 to May 31, 1998 for the Strategic Value Bond Portfolio, Disciplined Growth Portfolio and Small Cap Value Portfolio. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
               We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
               In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolios as of May 31, 1998, the results of their operations, changes in their net assets and financial highlights for the year or periods listed in the first paragraph above, in conformity with generally accepted accounting principles.
                                      [LOGO]

           Boston, Massachusetts
           July 21, 1998

                                                           CORE TRUST (DELAWARE)

 REPORT OF INDEPENDENT ACCOUNTANTS                                  MAY 31, 1998

--------------------------------------------------------------------------------

           To Trustees and Investors of Core Trust (Delaware)
               In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of five portfolios of Core Trust (Delaware): Index Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio, Small Company Growth Portfolio and International Portfolio (collectively the "Portfolios"), at May 31, 1998, the results of their operations, the changes in their net assets and financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (herein referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1998, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
           PricewaterhouseCoopers LLP
           Boston, Massachusetts
           July 21, 1998

                                                           CORE TRUST (DELAWARE)

 STATEMENTS OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------

                                                                                      STRATEGIC
                                    STABLE        MANAGED FIXED      POSITIVE           VALUE
                                    INCOME           INCOME         RETURN BOND         BOND              INDEX
                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                 -------------    -------------    -------------    -------------    ---------------
ASSETS:
 Investments (Note 2):
  Investments at cost.........   $ 247,715,158    $325,904,053     $151,112,420     $ 233,017,203    $   860,776,094
  Repurchase agreements at
      cost....................       7,000,000               -       60,000,000                 -                  -
  Net unrealized appreciation
      (depreciation)..........         339,437       5,258,750       11,345,742         1,829,598        523,084,425
                                 -------------    -------------    -------------    -------------    ---------------
 TOTAL INVESTMENTS AT VALUE...     255,054,595     331,162,803      222,458,162       234,846,801      1,383,860,519
 Collateral for securities
     loaned (Notes 2 and 7)...      49,810,558      20,574,571       63,062,607        27,843,961        366,750,637
 Cash.........................               -               -                -                 -                  -
 Net receivable for forward
     foreign currency
     contracts................               -               -                -                 -                  -
 Receivable for investments
     sold.....................               -               -                -                 -                  -
 Receivable for dividends, and
     interest and other
     receivables..............       3,726,977       4,605,783        1,722,530         2,967,330          2,174,027
 Organization Costs, net of
     amortization (Note 2)....           8,951           8,892            8,892                 -              8,821
                                 -------------    -------------    -------------    -------------    ---------------
TOTAL ASSETS..................     308,601,081     356,352,049      287,252,191       265,658,092      1,752,794,004
                                 -------------    -------------    -------------    -------------    ---------------
LIABILITIES:
 Payable for investments
     purchased................               -               -                -           824,682            225,069
 Payable for securities loaned
     (Notes 2 and 7)..........      49,810,558      20,574,571       63,062,607        27,843,961        366,750,637
 Payable for daily variation
     margin on financial
     futures contracts (Note
     2).......................               -               -                -                 -            316,225
 Payable to custodian (Note
     3).......................           3,464           4,100            3,158             3,270             13,193
 Payable to investment adviser
     (Note 3).................          65,706          98,905           65,931            99,790            178,791
 Payable to administrator
     (Note 3).................           3,755           2,058            2,626             4,056              3,747
 Accrued expenses and other
     liabilities..............           8,677           9,228            8,153             5,158             26,419
                                 -------------    -------------    -------------    -------------    ---------------
TOTAL LIABILITIES.............      49,892,160      20,688,862       63,142,475        28,780,917        367,514,081
                                 -------------    -------------    -------------    -------------    ---------------
NET ASSETS....................   $ 258,708,921    $335,663,187     $224,109,716     $ 236,877,175    $ 1,385,279,923
                                 -------------    -------------    -------------    -------------    ---------------
                                 -------------    -------------    -------------    -------------    ---------------

See Notes to Financial Statements

                                                           CORE TRUST (DELAWARE)

                                                                    MAY 31, 1998

--------------------------------------------------------------------------------

                                                      LARGE        SMALL        SMALL         SMALL        SMALL         SMALL
                         INCOME      DISCIPLINED     COMPANY        CAP        COMPANY         CAP        COMPANY       COMPANY
                         EQUITY         GROWTH        GROWTH       INDEX        STOCK         VALUE        VALUE        GROWTH
                       PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
                     -------------- -------------- ------------ ------------ ------------ ------------- ------------ -------------
ASSETS:
 Investments (Note
     2):
  Investments at
      cost.......... $1,181,107,714 $  119,608,219 $555,644,481 $128,934,743 $209,732,751 $  97,975,312 $132,400,943 $ 754,874,797
  Repurchase
      agreements at
      cost..........              -              -            -            -            -             -            -             -
  Net unrealized
      appreciation
   (depreciation)...    798,435,839     11,172,163  526,694,218   (6,355,843)   15,925,772     5,377,263   15,120,905   141,601,029
                     -------------- -------------- ------------ ------------ ------------ ------------- ------------ -------------
 TOTAL INVESTMENTS
     AT VALUE.......  1,979,543,553    130,780,382 1,082,338,699  122,578,900  225,658,523   103,352,575  147,521,848   896,475,826
 Collateral for
     securities
     loaned (Notes 2
     and 7).........    325,802,261     37,358,714  268,977,623   13,829,403   37,526,093    13,878,587   17,596,912             -
 Cash...............              -              -            -            -            -             -            -             -
 Net receivable for
     forward foreign
     currency
     contracts......              -              -            -            -            -             -            -             -
 Receivable for
     investments
     sold...........              -              -            -            -    1,947,711     1,723,884            -     6,880,944
 Receivable for
     dividends, and
     interest and
     other
     receivables....      5,739,941         95,910      277,803       61,015       23,103        33,670      144,631        99,793
 Organization Costs,
     net of
     amortization
     (Note 2).......         11,841              -       11,681            -        3,135             -        2,884         2,923
                     -------------- -------------- ------------ ------------ ------------ ------------- ------------ -------------
TOTAL ASSETS........  2,311,097,596    168,235,006 1,351,605,806  136,469,318  265,158,565   118,988,716  165,266,275   903,459,486
                     -------------- -------------- ------------ ------------ ------------ ------------- ------------ -------------
LIABILITIES:
 Payable for
     investments
     purchased......     28,624,638              -            -       63,009    2,554,238       743,479            -     8,637,161
 Payable for
     securities
     loaned (Notes 2
     and 7).........    325,802,261     37,358,714  268,977,623   13,829,403   37,526,093    13,878,587   17,596,912             -
 Payable for daily
     variation
     margin on
     financial
     futures
     contracts (Note
     2).............              -              -            -       29,275            -             -            -             -
 Payable to
     custodian (Note
     3).............         18,011          2,089       10,603        2,025        3,276         1,782        2,346         9,272
 Payable to
     investment
     adviser (Note
     3).............        836,844         99,859      606,379       26,669      180,220        85,953      115,298       719,778
 Payable to
     administrator
     (Note 3).......          4,389          3,539        4,844        5,555        4,359         2,997        5,167         7,014
 Accrued expenses
     and other
     liabilities....          9,320          5,586        8,236       20,937       21,676         6,069       21,107        23,141
                     -------------- -------------- ------------ ------------ ------------ ------------- ------------ -------------
TOTAL LIABILITIES...    355,295,463     37,469,787  269,607,685   13,976,873   40,289,862    14,718,867   17,740,830     9,396,366
                     -------------- -------------- ------------ ------------ ------------ ------------- ------------ -------------
NET ASSETS.......... $1,955,802,133 $  130,765,219 $1,081,998,121 $122,492,445 $224,868,703 $ 104,269,849 $147,525,445 $ 894,063,120
                     -------------- -------------- ------------ ------------ ------------ ------------- ------------ -------------
                     -------------- -------------- ------------ ------------ ------------ ------------- ------------ -------------


                      INTERNATIONAL
                       PORTFOLIO
                      ------------
ASSETS:
 Investments (Note
     2):
  Investments at
      cost..........  $753,906,482
  Repurchase
      agreements at
      cost..........            -
  Net unrealized
      appreciation
   (depreciation)...  202,916,655
                      ------------
 TOTAL INVESTMENTS
     AT VALUE.......  956,823,137
 Collateral for
     securities
     loaned (Notes 2
     and 7).........  178,898,445
 Cash...............   15,111,999
 Net receivable for
     forward foreign
     currency
     contracts......    1,576,307
 Receivable for
     investments
     sold...........    1,827,558
 Receivable for
     dividends, and
     interest and
     other
     receivables....    2,794,106
 Organization Costs,
     net of
     amortization
     (Note 2).......        8,821
                      ------------
TOTAL ASSETS........  1,157,040,373
                      ------------
LIABILITIES:
 Payable for
     investments
     purchased......   26,406,076
 Payable for
     securities
     loaned (Notes 2
     and 7).........  178,898,445
 Payable for daily
     variation
     margin on
     financial
     futures
     contracts (Note
     2).............            -
 Payable to
     custodian (Note
     3).............       42,049
 Payable to
     investment
     adviser (Note
     3).............      347,373
 Payable to
     administrator
     (Note 3).......      121,755
 Accrued expenses
     and other
     liabilities....       39,089
                      ------------
TOTAL LIABILITIES...  205,854,787
                      ------------
NET ASSETS..........  $951,185,586
                      ------------
                      ------------

                                                           CORE TRUST (DELAWARE)

 STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------

                                                   MANAGED
                                    STABLE          FIXED          POSITIVE       STRATEGIC
                                    INCOME          INCOME       RETURN BOND     VALUE BOND         INDEX
                                  PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                 ------------    ------------    ------------    -----------    -------------
INVESTMENT INCOME
 Dividend income..............   $          -    $         -     $         -     $        -     $  17,573,083
 Interest income..............     14,372,161     19,333,965      12,690,152      7,956,239         2,373,273
 Securities lending income
     (Note 2).................         32,479         18,239          88,818         28,889           379,207
                                 ------------    ------------    ------------    -----------    -------------
TOTAL INVESTMENT INCOME.......     14,404,640     19,352,204      12,778,970      7,985,128        20,325,563
                                 ------------    ------------    ------------    -----------    -------------
EXPENSES:
 Advisory (Note 3)............        682,043        975,529         727,322        601,240         1,709,358
 Administration (Note 3)......        131,004        155,632         120,200         60,122           652,010
 Custody (Note 3).............         37,735         42,809          35,714         20,709           128,957
 Accounting (Note 3)..........         94,000         88,000          60,500         49,500           142,000
 Legal........................          1,912          2,220           1,793          1,254            17,521
 Audit........................         15,968         15,968          15,968         14,500            34,023
 Trustees.....................          1,594          1,647           1,626            725             3,110
 Amortization of organization
     costs (Note 2)...........          2,234          2,221           2,221              -             6,072
 Miscellaneous................          8,541          8,392           2,201          2,778            67,941
                                 ------------    ------------    ------------    -----------    -------------
TOTAL EXPENSES................        975,031      1,292,418         967,545        750,828         2,760,992
  FEES WAIVED (Note 4)........       (127,246)      (153,576)       (117,575)       (56,068)         (648,264)
                                 ------------    ------------    ------------    -----------    -------------
NET EXPENSES..................        847,785      1,138,842         849,970        694,760         2,112,728
                                 ------------    ------------    ------------    -----------    -------------
NET INVESTMENT INCOME
    (LOSS)....................     13,556,855     18,213,362      11,929,000      7,290,368        18,212,835
                                 ------------    ------------    ------------    -----------    -------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) FROM
    INVESTMENTS:
 Net Realized Gain (Loss) from
   Securities.................        423,040      2,891,576       6,562,062         67,326        30,466,020
   Foreign currency
       transactions...........              -              -               -              -                 -
   Financial futures
       transactions...........              -              -               -              -        10,111,823
                                 ------------    ------------    ------------    -----------    -------------
 Net Realized Gain (Loss) from
     investments..............        423,040      2,891,576       6,562,062         67,326        40,577,843
 Net Change in Unrealized
     Appreciation
     (Depreciation) from
   Securities.................        333,836      5,029,200      13,771,972      1,829,598       232,903,674
   Foreign currency
       transactions...........              -              -               -              -                 -
   Financial futures
       transactions...........              -              -               -              -          (587,949)
                                 ------------    ------------    ------------    -----------    -------------
 Net Change in Unrealized
     Appreciation
     (Depreciation) from
     Investments..............        333,836      5,029,200      13,771,972      1,829,598       232,315,725
                                 ------------    ------------    ------------    -----------    -------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) FROM
    INVESTMENTS...............        756,876      7,920,776      20,334,034      1,896,924       272,893,568
                                 ------------    ------------    ------------    -----------    -------------
INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................   $ 14,313,731    $26,134,138     $32,263,034     $9,187,292     $ 291,106,403
                                 ------------    ------------    ------------    -----------    -------------
                                 ------------    ------------    ------------    -----------    -------------
(a) Beginning of Period.......   Jun 1, 1997     Jun 1, 1997     Jun 1, 1997     Oct 1, 1997     Jun 1, 1997
(b) Net of unrecoverable
    foreign withholding taxes
    of $1,559,177

See accompanying Notes to Financial Statements

                                                           CORE TRUST (DELAWARE)

                                           FOR THE PERIOD ENDED MAY 31, 1998 (A)

--------------------------------------------------------------------------------

                                    INCOME        DISCIPLINED     LARGE COMPANY     SMALL CAP      SMALL COMPANY     SMALL CAP
                                    EQUITY           GROWTH          GROWTH           INDEX            STOCK           VALUE
                                  PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                                --------------   --------------   -------------   --------------   -------------   --------------
INVESTMENT INCOME
 Dividend income..............  $   33,794,578   $     941,034    $  5,487,382    $     113,563    $  1,070,726    $     341,645
 Interest income..............       1,311,997         226,497         523,451          168,627       1,000,834          207,609
 Securities lending income
     (Note 2).................         256,026          15,873         421,025            3,032         221,189            7,746
                                --------------   --------------   -------------   --------------   -------------   --------------
TOTAL INVESTMENT INCOME.......      35,362,601       1,183,404       6,431,858          285,222       2,292,749          557,000
                                --------------   --------------   -------------   --------------   -------------   --------------
EXPENSES:
 Advisory (Note 3)............       7,756,161         679,865       6,448,644           45,748       3,024,869          580,454
 Administration (Note 3)......         860,981          37,764         576,913            9,156         197,912           30,550
 Custody (Note 3).............         170,123          14,658         114,210            3,471          48,610           12,174
 Accounting (Note 3)..........          77,500          49,500          79,500           24,067          75,000           47,000
 Legal........................          12,639           1,093           8,595               66           4,082              898
 Audit........................          16,285          13,500          14,968           14,500          27,859           13,500
 Trustees.....................           3,564             684           2,940              300           1,843              668
 Amortization of organization
     costs (Note 2)...........           2,963               -           2,917                -           2,088                -
 Miscellaneous................          15,980           2,051          10,127              792           7,733            2,612
                                --------------   --------------   -------------   --------------   -------------   --------------
TOTAL EXPENSES................       8,916,196         799,115       7,258,814           98,100       3,389,996          687,856
  FEES WAIVED (Note 4)........        (856,592)        (34,231)       (572,067)          (3,594)       (193,557)         (27,553)
                                --------------   --------------   -------------   --------------   -------------   --------------
NET EXPENSES..................       8,059,604         764,884       6,686,747           94,506       3,196,439          660,303
                                --------------   --------------   -------------   --------------   -------------   --------------
NET INVESTMENT INCOME
    (LOSS)....................      27,302,997         418,520        (254,889)         190,716        (903,690)        (103,303)
                                --------------   --------------   -------------   --------------   -------------   --------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) FROM
    INVESTMENTS:
 Net Realized Gain (Loss) from
   Securities.................      21,124,145      (4,466,320)    103,483,455             (887)     75,015,565       (2,328,929)
   Foreign currency
       transactions...........               -               -               -                -               -                -
   Financial futures
       transactions...........               -               -               -          (30,973)              -                -
                                --------------   --------------   -------------   --------------   -------------   --------------
 Net Realized Gain (Loss) from
     investments..............      21,124,145      (4,466,320)    103,483,455          (31,860)     75,015,565       (2,328,929)
 Net Change in Unrealized
     Appreciation
     (Depreciation) from
   Securities.................     331,743,519      11,172,163     175,686,535       (6,355,843)    (41,102,519)       5,377,263
   Foreign currency
       transactions...........               -               -               -                -               -                -
   Financial futures
       transactions...........               -               -               -         (374,725)              -                -
                                --------------   --------------   -------------   --------------   -------------   --------------
 Net Change in Unrealized
     Appreciation
     (Depreciation) from
     Investments..............     331,743,519      11,172,163     175,686,535       (6,730,568)    (41,102,519)       5,377,263
                                --------------   --------------   -------------   --------------   -------------   --------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) FROM
    INVESTMENTS...............     352,867,664       6,705,843     279,169,990       (6,762,428)     33,913,046        3,048,334
                                --------------   --------------   -------------   --------------   -------------   --------------
INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................  $  380,170,661   $   7,124,363    $278,915,101    $  (6,571,712)   $ 33,009,356    $   2,945,031
                                --------------   --------------   -------------   --------------   -------------   --------------
                                --------------   --------------   -------------   --------------   -------------   --------------
(a) Beginning of Period.......   Jun 1, 1997      Oct 1, 1997      Jun 1, 1997     Apr 9, 1998      Jun 1, 1997     Oct 1, 1997
(b) Net of unrecoverable
    foreign withholding taxes
    of $1,559,177

                                   SMALL
                                  COMPANY      SMALL COMPANY
                                   VALUE          GROWTH       INTERNATIONAL
                                 PORTFOLIO       PORTFOLIO       PORTFOLIO
                                ------------   -------------   -------------
INVESTMENT INCOME
 Dividend income..............  $ 2,589,822    $  2,332,991    $ 11,873,542(b)
 Interest income..............      206,113       2,124,402       3,941,336
 Securities lending income
     (Note 2).................      107,342               -         365,494
                                ------------   -------------   -------------
TOTAL INVESTMENT INCOME.......    2,903,277       4,457,393      16,180,372
                                ------------   -------------   -------------
EXPENSES:
 Advisory (Note 3)............    1,558,410       7,752,366       3,832,528
 Administration (Note 3)......      101,259         486,767       1,209,182
 Custody (Note 3).............       30,974         101,137         511,866
 Accounting (Note 3)..........       74,000          78,000         121,500
 Legal........................        2,416           8,285           9,665
 Audit........................       26,542          32,359          44,573
 Trustees.....................        1,515           2,611           2,676
 Amortization of organization
     costs (Note 2)...........        1,920           1,944           6,072
 Miscellaneous................        7,597          13,515          42,163
                                ------------   -------------   -------------
TOTAL EXPENSES................    1,804,633       8,476,984       5,780,225
  FEES WAIVED (Note 4)........      (96,092)       (479,752)       (117,141)
                                ------------   -------------   -------------
NET EXPENSES..................    1,708,541       7,997,232       5,663,084
                                ------------   -------------   -------------
NET INVESTMENT INCOME
    (LOSS)....................    1,194,736      (3,539,839)     10,517,288
                                ------------   -------------   -------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) FROM
    INVESTMENTS:
 Net Realized Gain (Loss) from
   Securities.................   49,410,647     157,449,385      15,722,123
   Foreign currency
       transactions...........            -               -       3,063,593
   Financial futures
       transactions...........            -               -               -
                                ------------   -------------   -------------
 Net Realized Gain (Loss) from
     investments..............   49,410,647     157,449,385      18,785,716
 Net Change in Unrealized
     Appreciation
     (Depreciation) from
   Securities.................    1,904,286      (8,948,010)     76,972,797
   Foreign currency
       transactions...........            -               -       2,006,982
   Financial futures
       transactions...........            -               -               -
                                ------------   -------------   -------------
 Net Change in Unrealized
     Appreciation
     (Depreciation) from
     Investments..............    1,904,286      (8,948,010)     78,979,779
                                ------------   -------------   -------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) FROM
    INVESTMENTS...............   51,314,933     148,501,375      97,765,495
                                ------------   -------------   -------------
INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................  $52,509,669    $144,961,536    $108,282,783
                                ------------   -------------   -------------
                                ------------   -------------   -------------
(a) Beginning of Period.......  Jun 1, 1997     Jun 1, 1997     Jun 1, 1997
(b) Net of unrecoverable
    foreign withholding taxes
    of $1,559,177

                                                           CORE TRUST (DELAWARE)

 STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                      STRATEGIC
                                    STABLE        MANAGED FIXED      POSITIVE           VALUE
                                    INCOME           INCOME         RETURN BOND         BOND              INDEX
                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                 -------------    -------------    -------------    -------------    ---------------
NET ASSETS, MAY 31, 1996......   $           -    $          -     $          -     $          -     $   360,469,155
                                 -------------    -------------    -------------    -------------    ---------------
OPERATIONS
 Net investment income........               -               -                -                -           7,998,685
 Net realized gain on
     investments sold.........               -               -                -                -          11,395,983
 Net change in unrealized
     appreciation on
     investments..............               -               -                -                -          85,427,079
                                 -------------    -------------    -------------    -------------    ---------------
 Net increase in net assets
     resulting from
     operations...............               -               -                -                -         104,821,747
                                 -------------    -------------    -------------    -------------    ---------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions................               -               -                -                -          41,212,190
 Withdrawals..................               -               -                -                -         (50,510,474)
                                 -------------    -------------    -------------    -------------    ---------------
 Net increase (decrease) from
     transactions in
     investors' beneficial
     interest.................               -               -                -                -          (9,298,284)
                                 -------------    -------------    -------------    -------------    ---------------
NET INCREASE IN NET ASSETS....               -               -                -                -          95,523,463
                                 -------------    -------------    -------------    -------------    ---------------
NET ASSETS, MAY 31, 1997
    (A).......................               -               -                -                -         455,992,618
                                 -------------    -------------    -------------    -------------    ---------------
OPERATIONS
 Net investment income
     (loss)...................      13,556,855      18,213,362       11,929,000        7,290,368          18,212,835
 Net realized gain (loss) on
     investments sold.........         423,040       2,891,576        6,562,062           67,326          40,577,843
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............         333,836       5,029,200       13,771,972        1,829,598         232,315,725
                                 -------------    -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................      14,313,731      26,134,138       32,263,034        9,187,292         291,106,403
                                 -------------    -------------    -------------    -------------    ---------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions (Note 9).......     329,276,657     374,891,352      255,480,588      254,050,881         791,000,962
 Withdrawals..................     (84,881,467)    (65,362,303)     (63,633,906)     (26,360,998)       (152,820,060)
                                 -------------    -------------    -------------    -------------    ---------------
 Net increase from
     transactions in
     investors' beneficial
     interest.................     244,395,190     309,529,049      191,846,682      227,689,883         638,180,902
                                 -------------    -------------    -------------    -------------    ---------------
NET INCREASE IN NET ASSETS....     258,708,921     335,663,187      224,109,716      236,877,175         929,287,305
                                 -------------    -------------    -------------    -------------    ---------------
NET ASSETS, MAY 31, 1998......   $ 258,708,921    $335,663,187     $224,109,716     $236,877,175     $ 1,385,279,923
                                 -------------    -------------    -------------    -------------    ---------------
                                 -------------    -------------    -------------    -------------    ---------------
(a) Beginning of Period.......    Jun 1, 1997      Jun 1, 1997      Jun 1, 1997      Oct 1, 1997       Jun 1, 1997

See accompanying Notes to Financial Statements

                                                           CORE TRUST (DELAWARE)

                            FOR THE YEARS OR PERIODS ENDED MAY 31, 1997 AND 1998

--------------------------------------------------------------------------------

                                     INCOME          DISCIPLINED      LARGE COMPANY       SMALL CAP      SMALL COMPANY
                                     EQUITY            GROWTH            GROWTH             INDEX            STOCK
                                    PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO
                                 ---------------    -------------    ---------------    -------------    --------------
NET ASSETS, MAY 31, 1996......   $             -    $          -     $             -    $          -     $           -
                                 ---------------    -------------    ---------------    -------------    --------------
OPERATIONS
 Net investment income........                 -               -                   -               -                 -
 Net realized gain on
     investments sold.........                 -               -                   -               -                 -
 Net change in unrealized
     appreciation on
     investments..............                 -               -                   -               -                 -
                                 ---------------    -------------    ---------------    -------------    --------------
 Net increase in net assets
     resulting from
     operations...............                 -               -                   -               -                 -
                                 ---------------    -------------    ---------------    -------------    --------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions................                 -               -                   -               -                 -
 Withdrawals..................                 -               -                   -               -                 -
                                 ---------------    -------------    ---------------    -------------    --------------
 Net increase (decrease) from
     transactions in
     investors' beneficial
     interest.................                 -               -                   -               -                 -
                                 ---------------    -------------    ---------------    -------------    --------------
NET INCREASE IN NET ASSETS....                 -               -                   -               -                 -
                                 ---------------    -------------    ---------------    -------------    --------------
NET ASSETS, MAY 31, 1997
    (A).......................                 -               -                   -               -                 -
                                 ---------------    -------------    ---------------    -------------    --------------
OPERATIONS
 Net investment income
     (loss)...................        27,302,997         418,520            (254,889)        190,716          (903,690)
 Net realized gain (loss) on
     investments sold.........        21,124,145      (4,466,320)        103,483,455         (31,860)       75,015,565
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............       331,743,519      11,172,163         175,686,535      (6,730,568)      (41,102,519)
                                 ---------------    -------------    ---------------    -------------    --------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................       380,170,661       7,124,363         278,915,101      (6,571,712)       33,009,356
                                 ---------------    -------------    ---------------    -------------    --------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions (Note 9).......     1,656,178,203     127,393,238       1,039,939,974     130,179,195       462,417,317
 Withdrawals..................       (80,546,731)     (3,752,382)       (236,856,954)     (1,115,038)     (270,557,970)
                                 ---------------    -------------    ---------------    -------------    --------------
 Net increase from
     transactions in
     investors' beneficial
     interest.................     1,575,631,472     123,640,856         803,083,020     129,064,157       191,859,347
                                 ---------------    -------------    ---------------    -------------    --------------
NET INCREASE IN NET ASSETS....     1,955,802,133     130,765,219       1,081,998,121     122,492,445       224,868,703
                                 ---------------    -------------    ---------------    -------------    --------------
NET ASSETS, MAY 31, 1998......   $ 1,955,802,133    $130,765,219     $ 1,081,998,121    $122,492,445     $ 224,868,703
                                 ---------------    -------------    ---------------    -------------    --------------
                                 ---------------    -------------    ---------------    -------------    --------------
(a) Beginning of Period.......     Jun 1, 1997       Oct 1, 1997       Jun 1, 1997       Apr 9, 1998      Jun 1, 1997


                                  SMALL CAP      SMALL COMPANY    SMALL COMPANY
                                    VALUE            VALUE            GROWTH        INTERNATIONAL
                                  PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                -------------    -------------    --------------    --------------
NET ASSETS, MAY 31, 1996......  $          -     $          -     $           -     $ 439,815,157
                                -------------    -------------    --------------    --------------
OPERATIONS
 Net investment income........             -                -                 -         7,278,121
 Net realized gain on
     investments sold.........             -                -                 -        11,031,767
 Net change in unrealized
     appreciation on
     investments..............             -                -                 -        41,949,537
                                -------------    -------------    --------------    --------------
 Net increase in net assets
     resulting from
     operations...............             -                -                 -        60,259,425
                                -------------    -------------    --------------    --------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions................             -                -                 -       108,485,326
 Withdrawals..................             -                -                 -       (69,263,029)
                                -------------    -------------    --------------    --------------
 Net increase (decrease) from
     transactions in
     investors' beneficial
     interest.................             -                -                 -        39,222,297
                                -------------    -------------    --------------    --------------
NET INCREASE IN NET ASSETS....             -                -                 -        99,481,722
                                -------------    -------------    --------------    --------------
NET ASSETS, MAY 31, 1997
    (A).......................             -                -                 -       539,296,879
                                -------------    -------------    --------------    --------------
OPERATIONS
 Net investment income
     (loss)...................      (103,303)       1,194,736        (3,539,839)       10,517,288
 Net realized gain (loss) on
     investments sold.........    (2,328,929)      49,410,647       157,449,385        18,785,716
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............     5,377,263        1,904,286        (8,948,010)       78,979,779
                                -------------    -------------    --------------    --------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................     2,945,031       52,509,669       144,961,536       108,282,783
                                -------------    -------------    --------------    --------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions (Note 9).......   109,215,794      182,821,915       893,179,444       406,915,054
 Withdrawals..................    (7,890,976)     (87,806,139)     (144,077,860)     (103,309,130)
                                -------------    -------------    --------------    --------------
 Net increase from
     transactions in
     investors' beneficial
     interest.................   101,324,818       95,015,776       749,101,584       303,605,924
                                -------------    -------------    --------------    --------------
NET INCREASE IN NET ASSETS....   104,269,849      147,525,445       894,063,120       411,888,707
                                -------------    -------------    --------------    --------------
NET ASSETS, MAY 31, 1998......  $104,269,849     $147,525,445     $ 894,063,120     $ 951,185,586
                                -------------    -------------    --------------    --------------
                                -------------    -------------    --------------    --------------
(a) Beginning of Period.......   Oct 1, 1997      Jun 1, 1997      Jun 1, 1997       Jun 1, 1997

                                                           CORE TRUST (DELAWARE)

 FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                           RATIO TO
                                                            AVERAGE
                                                         NET ASSETS(a)
                                          -------------------------------------------
                                             NET
                                          INVESTMENT                                     PORTFOLIO    AVERAGE
                                            INCOME          NET                          TURNOVER    COMMISSION
                                            (LOSS)       EXPENSES      GROSS EXPENSES      RATE       RATE(b)
                                          ----------    -----------    --------------    --------    ----------
 STABLE INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------
  June 1, 1997(c) to May 31, 1998.......    5.96%          0.37%           0.43%          37.45%          N/A
 MANAGED FIXED INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------
  June 1, 1997(c) to May 31, 1998.......    6.53%          0.41%           0.46%          91.59%          N/A
 POSITIVE RETURN BOND PORTFOLIO
---------------------------------------------------------------------------------------------------------------
  June 1, 1997(c) to May 31, 1998.......    5.74%          0.41%           0.47%          68.18%          N/A
 STRATEGIC VALUE BOND PORTFOLIO
---------------------------------------------------------------------------------------------------------------
  October 1, 1997(c) to May 31, 1998....    6.06%          0.58%           0.62%         134.56%          N/A
 INDEX PORTFOLIO
---------------------------------------------------------------------------------------------------------------
  June 1, 1997 to May 31, 1998..........    1.60%          0.19%           0.24%           6.68%      $0.0339
  June 1, 1996 to May 31, 1997..........    2.03%          0.11%           0.31%           7.29%       0.0444
  November 1, 1995 to May 31, 1996......    2.35%          0.17%           0.32%           7.21%       0.0501
  November 11, 1994(c) to October 31,
    1995................................    2.42%          0.17%           0.33%           7.73%          N/A
 INCOME EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------
  June 1, 1997(c) to May 31, 1998.......    1.76%          0.52%           0.57%           3.49%      $0.0585
 DISCIPLINED GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------
  October 1, 1997(c) to May 31, 1998....    0.55%          1.01%           1.06%          68.08%      $0.0553
 LARGE COMPANY GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------
  June 1, 1997(c) to May 31, 1998.......   (0.03%)         0.67%           0.73%          13.03%      $0.0552
 SMALL CAP INDEX PORTFOLIO
---------------------------------------------------------------------------------------------------------------
  April 9, 1998(c) to May 31, 1998......    1.04%          0.52%           0.54%           2.25%      $0.0199
 SMALL COMPANY STOCK PORTFOLIO
---------------------------------------------------------------------------------------------------------------
  June 1, 1997(c) to May 31, 1998.......   (0.27%)         0.95%           1.01%         166.16%      $0.0616
 SMALL CAP VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------
  October 1, 1997(c) to May 31, 1998....   (0.17%)         1.08%           1.13%          79.43%      $0.0556
 SMALL COMPANY VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------
  June 1, 1997(c) to May 31, 1998.......    0.69%          0.99%           1.04%          99.08%      $0.0522
 SMALL COMPANY GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------
  June 1, 1997(c) to May 31, 1998.......   (0.41%)         0.93%           0.98%         123.36%      $0.0567
 INTERNATIONAL PORTFOLIO
---------------------------------------------------------------------------------------------------------------
  June 1, 1997 to May 31, 1998..........    1.23%          0.66%           0.68%          36.96%      $0.0194
  June 1, 1996 to May 31, 1997..........    1.53%          0.19%           0.67%          53.32%       0.0244
  November 1, 1995 to May 31, 1996......    1.75%          0.23%           0.68%          17.58%       0.0247
  November 11, 1994(c) to October 31,
    1995................................    1.94%          0.25%           0.70%          28.19%          N/A

------------------------------
(a) Ratios for periods of less than one year are annualized

(b) For fiscal years ending after September 1, 1995, the Portfolios are required to disclose average commissions per share paid to brokers on the purchase and sale of equity securities

(c) Commencement of operations

                                                           CORE TRUST (DELAWARE)

 NOTES TO FINANCIAL STATEMENTS                                      MAY 31, 1998

--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Core Trust (Delaware) ("Core Trust"), organized as a Delaware business trust, was formed on September 1, 1994. Core Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"), currently has twenty-one separate investment portfolios. These financial statements relate to the following fourteen diversified portfolios (each a "Portfolio" and collectively the "Portfolios"), which commenced operations on the following dates:

                                                                                                                         June 1,
Stable Income Portfolio................................................................................................  1997
                                                                                                                         June 1,
Managed Fixed Income Portfolio.........................................................................................  1997
                                                                                                                         June 1,
Positive Return Bond Portfolio.........................................................................................  1997
                                                                                                                         October 1,
Strategic Value Bond Portfolio.........................................................................................  1997
                                                                                                                         November
Index Portfolio........................................................................................................  11, 1994
                                                                                                                         June 1,
Income Equity Portfolio................................................................................................  1997
                                                                                                                         October 1,
Disciplined Growth Portfolio...........................................................................................  1997
                                                                                                                         June 1,
Large Company Growth Portfolio.........................................................................................  1997
                                                                                                                         April 9,
Small Cap Index Portfolio..............................................................................................  1998
                                                                                                                         June 1,
Small Company Stock Portfolio..........................................................................................  1997
                                                                                                                         October 1,
Small Cap Value Portfolio..............................................................................................  1997
                                                                                                                         June 1,
Small Company Value Portfolio..........................................................................................  1997
                                                                                                                         June 1,
Small Company Growth Portfolio.........................................................................................  1997
                                                                                                                         November
International Portfolio................................................................................................  11, 1994

On June 1, 1997, the following transactions occurred (1) Small Company Portfolio was divided into Small Company Stock Portfolio, Small Company Value Portfolio and Small Company Growth Portfolio; its assets were divided by investment style; and (2) International Portfolio merged into another portfolio of Core Trust, International Portfolio II. The combined portfolio was named International Portfolio.

Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following represents significant accounting policies of the
Portfolios:

SECURITIES VALUATION--Short-term securities that mature in sixty days or less are valued at amortized cost. Equity securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and ask price is used. If no mean price is available, the last bid price is used. Fixed income and other securities, for which market quotations are readily available, are valued using the mean of the bid and ask prices provided by independent pricing services. If no mean price is available, the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. With respect to dividends on foreign securities, certain instances may arise where a Portfolio is not notified of a dividend until after the ex-dividend date has passed. In these instances a dividend is recorded as soon as the Portfolio is informed of the dividend. Dividend income is recorded net of unrecoverable withholding tax. Interest income, including amortization of premium or accretion of discount is recorded as earned. Identified cost of investments sold is used to determine realized gain and loss for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gains and losses are converted to U.S. dollars using foreign exchange rates in effect at the date of the transactions.

Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and
(ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

International Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect against the effect on the U.S. dollar value of the underlying portfolio of possible adverse movements in foreign exchange rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded as unrealized gain or loss; realized gain or loss include net gain or loss on contracts that have terminated by settlement or by the Portfolio entering into offsetting commitments.

                                                           CORE TRUST (DELAWARE)

 NOTES TO FINANCIAL STATEMENTS  (CONTINUED)                         MAY 31, 1998

--------------------------------------------------------------------------------

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FUTURES CONTRACTS--Each Portfolio may invest in stock index futures contracts to enhance its return and hedge against a decline in the value of securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

REPURCHASE AGREEMENTS--Each Portfolio may invest in repurchase agreements. Each Portfolio, through its custodian, receives delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral at all times. In the event of default, the Portfolios may have difficulty with the disposition of any securities held as collateral.

SECURITY LOANS--The Portfolios receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral equal to at least 102% of the market value of the securities loaned plus accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio.

ORGANIZATIONAL COSTS--The costs incurred by Stable Income Portfolio, Managed Fixed Income Portfolio, Positive Return Bond Portfolio, Index Portfolio, Income Equity Portfolio, Large Company Growth Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio, Small Company Growth Portfolio and International Portfolio in connection with their organization have been capitalized and are being amortized using the straight line method over a five year period beginning on the commencement of each Portfolio's operations.

EXPENSE ALLOCATION--Core Trust accounts separately for the assets and liabilities and operations of each Portfolio. Expenses that are directly attributable to more than one Portfolio are allocated among the respective Portfolios in proportion to each Portfolio's net assets.

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER--The investment adviser of each Portfolio, except International Portfolio, is Norwest Investment Management, Inc. ("Adviser"), an indirect subsidiary of Norwest Corporation. The investment adviser of International Portfolio is Schroder Capital Management International Inc. ("Schroder"). Schroder is a wholly owned U.S. subsidiary of Schroders Incorporated, the wholly owned U.S. holding company subsidiary of Schroders PLC. The Adviser has retained the services of certain of its affiliates as investment subadvisers (Galliard Capital Management, Inc., Crestone Capital Management, Inc., Peregrine Capital Management, Inc., and Smith Asset Management, Inc.) on selected Portfolios. The fees related to subadvisory services are borne directly by the Adviser and do not increase the overall fees paid by the Portfolios to the Adviser. The investment advisory fee and the associated subadviser are as follows:

                                                                                              INVESTMENT
                                                                                             ADVISORY FEE
                                                                                            ---------------
Stable Income Portfolio...................................................................          0.30%
Managed Fixed Income Portfolio............................................................          0.35%
Positive Return Bond Portfolio............................................................          0.35%
Strategic Value Bond Portfolio............................................................          0.50%
Index Portfolio...........................................................................          0.15%
Income Equity Portfolio...................................................................          0.50%
Disciplined Growth Portfolio..............................................................          0.90%
Large Company Growth Portfolio............................................................          0.65%
Small Cap Index Portfolio.................................................................          0.25%
Small Company Stock Portfolio.............................................................          0.90%
Small Cap Value Portfolio.................................................................          0.95%
Small Company Value Portfolio.............................................................          0.90%
Small Company Growth Portfolio............................................................          0.90%
International Portfolio...................................................................          0.45%


                                                                                                       SUBADVISER

                                                                                            --------------------------------

                                                                                            Galliard Capital Management,

Stable Income Portfolio...................................................................  Inc.

                                                                                            Galliard Capital Management,

Managed Fixed Income Portfolio............................................................  Inc.

                                                                                            Peregrine Capital Management,

Positive Return Bond Portfolio............................................................  Inc.

                                                                                            Galliard Capital Management,

Strategic Value Bond Portfolio............................................................  Inc.

Index Portfolio...........................................................................  -

Income Equity Portfolio...................................................................  -

Disciplined Growth Portfolio..............................................................  Smith Asset Management, Inc.

                                                                                            Peregrine Capital Management,

Large Company Growth Portfolio............................................................  Inc.

Small Cap Index Portfolio.................................................................  -

                                                                                            Crestone Capital Management,

Small Company Stock Portfolio.............................................................  Inc.

Small Cap Value Portfolio.................................................................  Smith Asset Management, Inc.

                                                                                            Peregrine Capital Management,

Small Company Value Portfolio.............................................................  Inc.

                                                                                            Peregrine Capital Management,

Small Company Growth Portfolio............................................................  Inc.

International Portfolio...................................................................  -


ADMINISTRATIVE AND OTHER SERVICES--Forum Administrative Services, LLC ("FAdS") is the administrator to Core Trust and receives a fee with respect to each Portfolio (other than the International Portfolio) at an annual rate of 0.05% of the Portfolio's average daily net assets. With respect to International Portfolio, FAdS receives a fee at an annual rate of 0.15% of the Portfolio's average daily net assets. In addition, for the year ended May 31, 1998, certain legal expenses were charged to the Portfolios by FAdS aggregating $7,889.

                                                           CORE TRUST (DELAWARE)

 NOTES TO FINANCIAL STATEMENTS  (CONTINUED)                         MAY 31, 1998

--------------------------------------------------------------------------------

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH
AFFILIATES (CONTINUED)

Norwest Bank Minnesota, N.A. ("Norwest") serves as the custodian for each Portfolio and may appoint certain subcustodians to custody those portfolios' foreign securities and other assets held in foreign countries. Norwest receives a fee with respect to each Portfolio (other than International Portfolio) at an annual rate of 0.02% of the first $100 million of the Portfolio's average daily net assets, 0.015% of the next $100 million of the Portfolio's average daily net assets and 0.01% of the remaining Portfolio's average daily net assets. With respect to International Portfolio Norwest receives a fee at an annual rate of 0.07% of the Portfolio's average daily net assets. Norwest also receives transaction fees for providing services in connection with the securities lending program.

OTHER SERVICE PROVIDER--Forum Accounting Services, LLC, an affiliate of FAdS, provides portfolio accounting and interestholder recordkeeping services to each Portfolio.

 NOTE 4. WAIVERS

For the year ended May 31, 1998, fees waived by the Portfolios' service providers were as follows:

Stable Income Portfolio......................................................................................................
Managed Fixed Income Portfolio...............................................................................................
Positive Return Bond Portfolio...............................................................................................
Strategic Value Bond Portfolio...............................................................................................
Index Portfolio..............................................................................................................
Income Equity Portfolio......................................................................................................
Disciplined Growth Portfolio.................................................................................................
Large Company Growth Portfolio...............................................................................................
Small Cap Index Portfolio....................................................................................................
Small Company Stock Portfolio................................................................................................
Small Cap Value Portfolio....................................................................................................
Small Company Value Portfolio................................................................................................
Small Company Growth Portfolio...............................................................................................
International Portfolio......................................................................................................

                                                                                                                               FEES
WAIVED
                                                                                                                                 BY
FADS
                                                                                                                               -----
------

Stable Income Portfolio......................................................................................................   $ 12
7,246
Managed Fixed Income Portfolio...............................................................................................     15
3,576
Positive Return Bond Portfolio...............................................................................................     11
7,575
Strategic Value Bond Portfolio...............................................................................................      5
6,068
Index Portfolio..............................................................................................................     64
8,264
Income Equity Portfolio......................................................................................................     85
6,592
Disciplined Growth Portfolio.................................................................................................      3
4,231
Large Company Growth Portfolio...............................................................................................     57
2,067
Small Cap Index Portfolio....................................................................................................
3,594
Small Company Stock Portfolio................................................................................................     19
3,557
Small Cap Value Portfolio....................................................................................................      2
7,553
Small Company Value Portfolio................................................................................................      9
6,092
Small Company Growth Portfolio...............................................................................................     47
9,752
International Portfolio......................................................................................................
    -

Schroder waived investment advisory fees of $117,141 for International
Portfolio.

 NOTE 5. FEDERAL INCOME TAXES

The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Portfolios regardless of whether such interest, dividends or gain have been distributed by the Portfolios.

The Portfolios use the "aggregate method" (as described in the applicable regulation under the Internal Revenue Code) for allocation of capital gains and losses to interestholders. On September 29, 1997, Stable Income Portfolio, Managed Fixed Income Portfolio, Positive Return Bond Portfolio, Index Portfolio, Income Equity Portfolio, Large Company Growth Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio, Small Company Growth Portfolio and International Portfolio, applied to the Internal Revenue Service for permission to use the aggregate method for the allocation of capital gains and losses from the sale of securities contributed by their respective interestholders on June 1, 1997. On January 23, 1998, Income Equity Portfolio, Small Company Stock Portfolio, and Small Company Growth Portfolio applied to the Internal Revenue Service for permission to use the aggregate method for securities contributed by the respective interestholders on September 15, 1997. The requests are pending. Without permission to use the aggregate method an adjustment of the allocation to interestholders of capital gains and losses, if any, from the sale of such contributed securities may result.

                                                           CORE TRUST (DELAWARE)

 NOTES TO FINANCIAL STATEMENTS  (CONTINUED)                         MAY 31, 1998

--------------------------------------------------------------------------------

 NOTE 6. SECURITIES TRANSACTIONS

The cost of purchases and the proceeds from sales (including maturities) of securities (excluding short-term investments) for the year ended May 31, 1998, were as follows:

                                                       COST OF       PROCEEDS
                                                      PURCHASES     FROM SALES
                                                    -------------  -------------
Stable Income Portfolio...........................  $ 202,155,631  $  96,703,273
Managed Fixed Income Portfolio....................    411,403,297    253,592,415
Positive Return Bond Portfolio....................    125,225,799    130,641,342
Strategic Value Bond Portfolio....................    490,325,953    252,097,983
Index Portfolio...................................    235,511,483     70,927,993
Income Equity Portfolio...........................    245,713,956     54,216,439
Disciplined Growth Portfolio......................    196,312,110     75,672,417
Large Company Growth Portfolio....................    128,062,599    245,902,971
Small Cap Index Portfolio.........................    123,631,405      2,652,319
Small Company Stock Portfolio.....................    520,863,741    710,864,848
Small Cap Value Portfolio.........................    165,688,041     71,025,157
Small Company Value Portfolio.....................    167,377,489    234,211,616
Small Company Growth Portfolio....................  1,043,674,183  1,032,347,981
International Portfolio...........................    293,622,245    253,418,671

For federal income tax purposes, the tax basis of investment securities owned as of May 31, 1998, and the aggregate gross unrealized appreciation and the aggregate unrealized depreciation based on identified tax cost as of May 31, 1998 were as follows:

                                                                                      TAX        UNREALIZED     UNREALIZED
                                                                                  COST BASIS    APPRECIATION   DEPRECIATION
                                                                                 -------------  -------------  -------------
Stable Income Portfolio........................................................  $ 254,715,158  $    824,915   $    485,478
Managed Fixed Income Portfolio.................................................    325,904,678     6,061,393        803,268
Positive Return Bond Portfolio.................................................    211,370,154    11,309,354        221,346
Strategic Value Bond Portfolio.................................................    233,136,332     2,070,355        359,886
Index Portfolio................................................................    860,960,624   543,020,760     20,120,865
Income Equity Portfolio........................................................  1,181,109,593   807,396,409      8,962,449
Disciplined Growth Portfolio...................................................    119,608,219    14,415,957      3,243,794
Large Company Growth Portfolio.................................................    555,981,911   535,736,259      9,379,471
Small Cap Index Portfolio......................................................    128,961,254     2,874,666      9,257,020
Small Company Stock Portfolio..................................................    210,552,408    29,673,505     14,567,390
Small Cap Value Portfolio......................................................     97,979,208     9,917,633      4,544,266
Small Company Value Portfolio..................................................    132,761,510    20,118,968      5,358,630
Small Company Growth Portfolio.................................................    755,850,316   171,672,271     31,046,761
International Portfolio........................................................    753,907,608   271,142,246     68,226,717

                                                                                 APPRECIATION
                                                                                 (DEPRECIATION)
                                                                                 -------------
Stable Income Portfolio........................................................  $    339,437
Managed Fixed Income Portfolio.................................................     5,258,125
Positive Return Bond Portfolio.................................................    11,088,008
Strategic Value Bond Portfolio.................................................     1,710,469
Index Portfolio................................................................   522,899,895
Income Equity Portfolio........................................................   798,433,960
Disciplined Growth Portfolio...................................................    11,172,163
Large Company Growth Portfolio.................................................   526,356,788
Small Cap Index Portfolio......................................................    (6,382,354 )
Small Company Stock Portfolio..................................................    15,106,115
Small Cap Value Portfolio......................................................     5,373,367
Small Company Value Portfolio..................................................    14,760,338
Small Company Growth Portfolio.................................................   140,625,510
International Portfolio........................................................   202,915,529

 NOTE 7. PORTFOLIO SECURITIES LOANED

As of May 31, 1998, certain Portfolios had loaned portfolio investments in return for cash collateral which was invested in various short-term fixed income securities. Norwest receives transaction fees for providing services in connection with the securities lending program. The value of the securities on loan and the value of the related collateral were as follows:

                                                                                                                 SECURITIES
                                                                                                                -------------
Stable Income Portfolio.......................................................................................  $  47,461,675
Managed Fixed Income Portfolio................................................................................     19,606,649
Positive Return Bond Portfolio................................................................................     60,097,016
Strategic Value Bond Portfolio................................................................................     26,612,101
Index Portfolio...............................................................................................    349,029,995
Income Equity Portfolio.......................................................................................    310,321,380
Disciplined Growth Portfolio..................................................................................     35,553,274
Large Company Growth Portfolio................................................................................    256,884,617
Small Cap Index Portfolio.....................................................................................     13,458,322
Small Company Stock Portfolio.................................................................................     35,750,846
Small Cap Value Portfolio.....................................................................................     13,222,030
Small Company Value Portfolio.................................................................................     16,725,751
International Portfolio.......................................................................................    173,070,923

                                                                                                                 COLLATERAL

                                                                                                                -------------

Stable Income Portfolio.......................................................................................  $  49,810,558

Managed Fixed Income Portfolio................................................................................     20,574,571

Positive Return Bond Portfolio................................................................................     63,062,607

Strategic Value Bond Portfolio................................................................................     27,843,961

Index Portfolio...............................................................................................    366,750,637

Income Equity Portfolio.......................................................................................    325,802,261

Disciplined Growth Portfolio..................................................................................     37,358,714

Large Company Growth Portfolio................................................................................    268,977,623

Small Cap Index Portfolio.....................................................................................     13,829,403

Small Company Stock Portfolio.................................................................................     37,526,093

Small Cap Value Portfolio.....................................................................................     13,878,587

Small Company Value Portfolio.................................................................................     17,596,912

International Portfolio.......................................................................................    178,898,445


                                                           CORE TRUST (DELAWARE)

 NOTES TO FINANCIAL STATEMENTS  (CONCLUDED)                         MAY 31, 1998

--------------------------------------------------------------------------------

 NOTE 8. CONCENTRATION OF CREDIT RISK

International Portfolio invests in countries which may involve greater risks. The consequences of political, social, or economic events in these markets my have disruptive effects on the market prices of the Portfolio's investments.

 NOTE 9. CONTRIBUTION OF SECURITIES

After the close of business on May 31, 1997, International Portfolio (prior to June 1, 1997 named International Portfolio II) merged with a former portfolio of Core Trust. In that transaction International Portfolio acquired the assets and assumed the liabilities of the former portfolio in exchange for an interest in International Portfolio equal in value to the net asset value of the former portfolio. The former portfolio had the same investment objective and investment policies as International Portfolio. The merger, which was not subject to interestholder approval, was accomplished without the recognition of gain or loss. The former portfolio contributed net assets with a value of $232,334,610 and the net assets of International Portfolio immediately after the transaction was $771,507,344.

Also after the close of business on May 31, 1997, Small Company Portfolio (a former Portfolio of Core Trust) divided into three portfolios-Small Company Stock Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio. The assets of Small Company Portfolio (and the related liabilities) were divided in accordance with the investment style to which the assets had been allocated. The division, which was not subject to interestholder approval, was accomplished without the recognition of gain or loss. Small Company Portfolio's net assets were divided as follows: Small Company Stock Portfolio, $178,533,353; Small Company Growth Portfolio, $167,525,486; and Small Company Value Portfolio, $165,287,781.

In connection with the merger and division, and the contemporaneous commencement of operations of certain portfolios on June 1, 1997, certain investors contributed all or a portion of their net assets to the portfolios listed in the following table.

                                                                                                                 INVESTOR
                                                                                                                CONTRIBUTIONS
                                                                                                                -----------
                                                                                                                    NET
PORTFOLIO                                                                                                         ASSETS
--------------------------------------------------------------------------------------------------------------  -----------
Stable Income Portfolio.......................................................................................  $205,865,654
Managed Fixed Income Portfolio................................................................................  186,226,721
Positive Return Bond Portfolio................................................................................  186,707,645
Index Portfolio...............................................................................................  512,437,536
Income Equity Portfolio.......................................................................................  955,691,053
Large Company Growth Portfolio................................................................................  615,745,586
Small Company Stock Portfolio.................................................................................  355,894,495
Small Company Value Portfolio.................................................................................  165,287,781
Small Company Growth Portfolio................................................................................  615,745,586
International Portfolio.......................................................................................  232,334,610


                                                                                                                UNREALIZED

PORTFOLIO                                                                                                       GAIN/(LOSS)

--------------------------------------------------------------------------------------------------------------  -----------

Stable Income Portfolio.......................................................................................  $     5,601

Managed Fixed Income Portfolio................................................................................      229,550

Positive Return Bond Portfolio................................................................................   (2,426,230)

Index Portfolio...............................................................................................  115,520,269

Income Equity Portfolio.......................................................................................  110,368,720

Large Company Growth Portfolio................................................................................  276,554,260

Small Company Stock Portfolio.................................................................................   50,282,300

Small Company Value Portfolio.................................................................................   13,216,619

Small Company Growth Portfolio................................................................................  110,368,716

International Portfolio.......................................................................................   33,714,226


Additionally, on September 15, 1997, certain investors contributed net assets to the portfolios listed in the following table:

                                                                                                                 INVESTOR
                                                                                                                CONTRIBUTIONS
                                                                                                                -----------
                                                                                                                    NET
PORTFOLIO                                                                                                         ASSETS
--------------------------------------------------------------------------------------------------------------  -----------
Income Equity Portfolio.......................................................................................  $477,132,067
Small Company Stock Portfolio.................................................................................   45,144,489
Small Company Growth Portfolio................................................................................  140,475,014


                                                                                                                 UNREALIZED

PORTFOLIO                                                                                                       GAIN/(LOSS)

--------------------------------------------------------------------------------------------------------------  ------------

Income Equity Portfolio.......................................................................................  1$90,138,062

Small Company Stock Portfolio.................................................................................    6,745,993

Small Company Growth Portfolio................................................................................   40,180,322


                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS                                           MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                         STABLE INCOME PORTFOLIO
-----------------------------------------------------------------
ASSET BACKED SECURITIES (16.4%)
   1,412,875    AFC Home Equity Loan Trust Series 1995-2
                  A1, 7.41% V/R, 7/25/26                  $     1,421,505
   3,500,000    Aesop Funding II LLC,
                  Series 1997-1 A1, 6.22% V/R,
                  10/20/01(b)                                   3,529,628
      61,006    Bear Stearns Secured Investors Trust,
                  Series 1991-2 H, 7.50% V/R, 9/20/20              60,918
   4,000,000    DreamWorks Film Trust, 5.88% V/R,
                  10/15/05                                      4,000,056
   1,500,000    EQCC Home Equity Loan Trust, Series
                  1995-3 A4, 7.10%, 2/15/12                     1,543,103
   2,928,803    GMAC, Commercial Mortgage Securities,
                  Inc., Series 1996-C1 A1, 6.16% V/R,
                  10/15/28                                      2,930,927
   5,105,000    Green Tree Financial Corp., Series
                  1993-4 A3, 6.25%, 1/15/19                     5,123,097
   1,075,000    Green Tree Financial Corp., Series
                  1994-1 A3, 6.90%, 4/15/19                     1,088,712
   2,274,717    Green Tree Financial Corp., Series
                  1995-5 A3, 6.25%, 9/15/26                     2,280,529
   3,500,000    HCLT, Series 1997-1 A3, 6.01% V/R,
                  3/15/07                                       3,493,350
   5,000,000    HCLT, Series 1997-2 A3, 6.06% V/R,
                  11/15/07                                      5,004,120
   2,400,000    Keystone Home Improvement Loan Trust,
                  Series 1997-P2 IA3, 6.99%, 4/25/14            2,417,954
   4,500,000    Loop Funding Master Trust, Series
                  1997-A144 B1, 6.06% V/R, 12/26/07             4,504,343
   1,231,444    MLMI, Inc., Series 1987-C A, 10.10%,
                  12/15/07                                      1,267,851
   3,105,521    Sequoia Mortgage Trust, Series 2 A1,
                  6.49% V/R, 10/25/24                           3,144,271
                                                          ---------------

TOTAL ASSET BACKED SECURITIES (COST $41,696,869)               41,810,364
                                                          ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (23.0%)
   2,112,955    Commercial Loan Funding Trust, Series I
                  A, 5.89% V/R, 8/15/05(b)                      2,104,683
   1,998,843    DLJ Mortgage Acceptance Corp., Series
                  1998-STF1 A1, 5.91% V/R, 2/8/00               1,999,109
   2,958,697    FAMC, Series CS-1012 1, 7.06% V/R,
                  7/25/02                                       3,037,730
     198,447    FNMA, Series 1993-39 FA, 7.09% V/R,
                  4/25/23                                         203,352
   5,352,614    MLCC Mortgage Investors, Inc., Series
                  1994 A A2, 6.09% V/R, 7/15/19                 5,341,882
   3,000,000    MLCC Mortgage Investors, Inc., Series
                  1994 A A3, 6.49% V/R, 7/15/19                 3,031,546
   2,511,430    MLCC Mortgage Investors, Inc., Series
                  1994-B A2, 6.29% V/R, 12/15/19                2,513,050
   2,945,341    MLMI, Inc., Series 1983-I A2, 6.09% V/R,
                  11/15/23                                      2,947,447
     775,047    MLMI, Inc., Series 1994-I A1, 8.03% V/R,
                  1/25/05                                         790,104
   1,647,427    MNB Mortgage Pass-thru Certificates,
                  Series 1990-1 A, 9.50%, 6/25/19               1,647,607
   3,000,000    PRAT, Series 1997-1 B, 6.55%, 9/6/03            3,043,440
     682,353    RFMSI ARM, Series 1989-5A, 7.58% V/R,
                  10/25/19                                        686,109

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   STABLE INCOME PORTFOLIO (continued)
-----------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

     266,499    RRMSI ARM, Series 1991 21 BA, 7.57% V/R,
                  8/25/21                                 $       272,124
     361,280    RTC, Series 1991-6 E, 11.59% V/R,
                  5/25/24                                         373,050
     966,810    RTC, Series 1991-14 A1, 7.50% V/R,
                  1/25/22                                         967,076
     123,258    RTC, Series 1991 M6 A3, 8.46% V/R,
                  6/25/21                                         123,066
     671,823    RTC, Series 1992-4 A2, 7.60% V/R,
                  7/25/28                                         676,892
   3,177,084    RTC, Series 1992-7 A2D, 8.35%, 6/25/29          3,175,527
   3,000,761    RTC, Series 1992-8 B5, 6.63% V/R,
                  2/25/22                                       3,003,867
   1,147,359    RTC, Series 1992-9 B4, 7.46% V/R,
                  4/25/27                                       1,143,796
   2,005,411    RTC, Series 1992-18P A4, 6.64% V/R,
                  4/25/28(b)                                    2,005,683
   5,510,163    RTC, Series 1992-C2 A2, 6.69% V/R,
                  10/25/21                                      5,539,230
   2,614,682    RTC, Series 1992-C3 A3, 6.84% V/R,
                  8/25/23                                       2,615,323
   2,202,862    RTC, Series 1994-C1 A3, 6.24% V/R,
                  6/25/26                                       2,201,001
   1,393,061    RTC, Series 1995-1 A3, 7.30% V/R,
                  10/25/28                                      1,409,226
   1,051,145    RTC, Series 1995-2 A1B, 7.15%, 5/25/29          1,054,903
   1,273,009    RTC, Series 1995 C2 A2, 6.14% V/R,
                  5/25/27                                       1,274,918
   5,375,000    Vendee Mortgage Trust, Series 1993-1 E,
                  7.00%, 1/15/16                                5,465,746
                                                          ---------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST
  $58,838,049)                                                 58,647,487
                                                          ---------------
CORPORATE BONDS & NOTES (8.5%)
   4,037,000    Chase Manhattan Corp., 10.13%, 11/1/00          4,402,793
   2,150,000    Chrysler Financial Corp., 6.26%, 7/20/98        2,151,801
   2,500,000    Corestates Capital Corp., 9.63%, 2/15/01        2,722,405
   2,043,000    Lehman Brothers Holdings, Inc., 8.88%,
                  11/1/98                                       2,066,419
   3,475,000    Newell Co., 6.18%, 7/11/00                      3,496,621
   2,300,000    Philip Morris Cos., Inc., 6.15%, 3/15/00        2,304,370
   1,500,000    Transamerica Financial, 6.41%, 6/20/00          1,507,730
   1,000,000    Transamerica Financial, 6.36%, 6/26/00          1,004,221
   2,000,000    USAA Capital Corp., 5.97%, 8/4/99(b)            2,005,352
                                                          ---------------

TOTAL CORPORATE BONDS & NOTES (COST $21,478,305)               21,661,712
                                                          ---------------
GOVERNMENT AGENCY BONDS & NOTES (1.4%)
     400,000    FHLB, 3.00% V/R, 7/15/98                          398,786
   2,000,000    FHLB, 7.11%, 7/8/99(d)                          2,029,424
   1,000,000    FNMA, 8.70%, 6/10/99                            1,029,343
                                                          ---------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES (COST $3,454,228)
                                                                3,457,553
                                                          ---------------
MORTGAGE BACKED SECURITIES (13.6%)
FHLMC (0.8%)
     411,061    Pool 410220, 7.59% V/R, 10/1/25                   417,741
   1,070,607    Pool 845151, 7.75% V/R, 6/1/22                  1,116,685
     470,228    Pool 846367, 7.74% V/R, 4/1/29                    490,866
                                                          ---------------

TOTAL FHLMC (COST $1,992,063)                                   2,025,292
                                                          ---------------
FNMA (6.0%)
     271,119    Pool 46698, 7.01% V/R, 12/1/15                    284,076
   1,466,284    Pool 155506, 7.20% V/R, 4/1/22                  1,523,249

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   STABLE INCOME PORTFOLIO (continued)
-----------------------------------------------------------------

MORTGAGE BACKED SECURITIES (continued)
FNMA (continued)

   6,617,537    Pool 160334, 6.93% V/R, 3/1/01            $     6,740,762
   2,706,691    Pool 190815, 5.87% V/R, 7/1/17                  2,735,111
     791,718    Pool 220706, 8.02% V/R, 6/1/23                    825,097
   1,319,113    Pool 318464, 7.47% V/R, 4/1/25                  1,370,663
   1,259,541    Pool 321051, 7.93% V/R, 8/1/25                  1,314,419
     492,472    Pool 331866, 7.55% V/R, 12/1/25                   513,046
                                                          ---------------

TOTAL FNMA (COST $15,153,350)                                  15,306,423
                                                          ---------------
SBA (6.8%)
     109,863    Pool 500025, 8.38% V/R, 12/25/10                  115,906
      64,950    Pool 500276, 10.38% V/R, 5/25/07                   70,228
     127,952    Pool 500299, 10.38% V/R, 6/25/07                  135,629
     718,568    Pool 500392, 8.38% V/R, 11/25/12                  767,071
      99,302    Pool 500569, 10.38% V/R, 6/25/08                  107,618
     563,747    Pool 500664, 8.38% V/R, 3/25/04                   587,625
     624,603    Pool 500806, 7.00% V/R, 2/25/14                   640,999
     571,998    Pool 500957, 8.75% V/R, 7/25/14                   628,483
     185,028    Pool 501017, 6.88% V/R, 9/25/14                   191,042
     567,897    Pool 501224, 7.25% V/R, 6/25/15                   601,261
      71,646    Pool 501973, 10.13% V/R, 12/25/01                  74,153
     266,036    Pool 502083, 8.38% V/R, 11/25/04                  274,682
     201,335    Pool 502241, 8.38% V/R, 4/25/03                   204,355
     425,528    Pool 502394, 10.13% V/R, 6/25/13                  475,528
   1,057,581    Pool 502462, 9.73% V/R, 11/25/07                1,134,256
     753,296    Pool 502501, 9.73% V/R, 4/25/03                   787,195
     296,910    Pool 502568, 9.73% V/R, 9/25/03                   310,642
     293,527    Pool 502583, 9.73% V/R, 9/25/03                   307,103
     161,374    Pool 502966, 9.73% V/R, 5/25/15                   183,810
     337,083    Pool 503249, 8.38% V/R, 4/25/07                   350,144
     293,372    Pool 503250, 9.73% V/R, 3/25/09                   321,610
     457,954    Pool 503398, 8.88% V/R, 6/25/13                   498,026
     789,800    Pool 503405, 8.88% V/R, 5/25/16                   876,676
   2,176,555    Pool 503611, 8.38% V/R, 12/25/21                2,408,816
     213,474    Pool 503653, 9.13% V/R, 1/25/10                   233,572
   1,392,202    Pool 503658, 9.63% V/R, 9/25/10                 1,550,716
   1,183,123    Pool 503664, 8.98% V/R, 1/25/13                 1,300,714
   1,909,455    Pool 503694, 8.38% V/R, 3/25/22                 2,109,724
                                                          ---------------

TOTAL SBA (COST $17,309,042)                                   17,247,584
                                                          ---------------

TOTAL MORTGAGE BACKED SECURITIES (COST $34,454,455)            34,579,299
                                                          ---------------
MUNICIPAL BONDS & NOTES (4.9%)
   3,300,000    Connecticut State, GO Bonds, Taxable
                  Series A, 5.70%, 1/15/01                      3,275,966
   3,145,000    Denver, CO, City and County SD #1,
                  Educational Facilities RV, Taxable
                  Pension, School Facilities Lease,
                  AMBAC insured, 6.34%, 12/15/00                3,185,130
   4,000,000    New York State, GO Bonds, Series C,
                  6.13%, 3/1/02                                 4,007,500
   1,870,000    Washington State, GO Bonds, State
                  Housing Trust Fund, Series T, 6.60%,
                  1/1/01                                        1,905,840
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   STABLE INCOME PORTFOLIO (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS & NOTES (continued)

     170,000    York County, PA, Tax-Exempt Economic
                  Development RV, 5.45%, 12/30/98         $       169,739
                                                          ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $12,473,063)               12,544,175
                                                          ---------------
RECEIVABLES BACKED SECURITIES (1.9%)
     700,453    First Merchants Auto Receivables Corp.,
                  Series 1996-A A2, 6.70%, 7/17/00(b)             704,645
   1,228,133    First Merchants Grantor Trust,
                  Series 1996-2 A, 6.85%, 11/15/01(b)           1,243,490
   3,000,000    Standard Credit Card Master Trust,
                  Series 1991-3 B, 9.25%, 9/7/99                3,045,825
                                                          ---------------

TOTAL RECEIVABLES BACKED SECURITIES (COST $5,002,520)           4,993,960
                                                          ---------------
REPURCHASE AGREEMENTS (2.7%)
   7,000,000    BancAmerica Robertson Stephens, 5.58%,
                  6/1/98, to be repurchased at
                  $7,003,255 (cost $7,000,000)(e)               7,000,000
                                                          ---------------
TIME DEPOSITS (5.0%)
  12,764,705    PNC Bank, NA Nassau, 5.66%, 6/1/98 (cost
                  $12,764,705)                                 12,764,705
                                                          ---------------
U.S. TREASURY NOTES (22.6%)
  55,000,000    8.50%, 2/15/00(d) (cost $57,552,964)           57,595,340
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $254,715,158)            $   255,054,595
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                     MANAGED FIXED INCOME PORTFOLIO
-----------------------------------------------------------------
ASSET BACKED SECURITIES (13.6%)
   1,800,000    ContiMortgage Home Equity Loan Trust,
                  Series 1997-4 A7, 6.63% V/R, 9/15/16    $     1,819,115
   2,441,000    EQCC Home Equity Loan Trust, Series
                  1996-2 A4, 7.50%, 6/15/21                     2,555,595
   4,900,000    EQCC Home Equity Loan Trust, Series
                  1997-2 A9, 6.81%, 7/15/28                     5,029,703
   1,000,000    GE Capital Mortgage Services, Inc.,
                  Series 1997 HE-2 A7, 7.12%, 6/25/27           1,010,670
   3,800,000    Green Tree Financial Corp., Series
                  1994-1 A4, 7.20%, 4/15/19                     3,930,170
     600,000    Green Tree Financial Corp., Series
                  1995-5 A5, 6.55%, 9/15/26                       618,721
   9,863,701    Green Tree Financial Corp., Series
                  1997-7 A8, 6.86%, 9/15/16                    10,070,147
   1,100,000    Green Tree Home Improvement Loan Trust,
                  Series 1995-F A4, 6.15%, 1/15/21              1,100,198
   3,000,000    Keystone Home Improvement Loan Trust,
                  Series 1997-P2 IA3, 6.99%, 4/25/14            3,031,407
   3,300,000    Loop Funding Master Trust, Series
                  1997-A144 B1, 6.00% V/R, 12/26/07             3,301,033
   6,693,000    Oakwood Mortgage Investors Inc., Series
                  1995-A A3, 7.10%, 9/15/20                     6,937,689

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               MANAGED FIXED INCOME PORTFOLIO (continued)
-----------------------------------------------------------------

ASSET BACKED SECURITIES (continued)

   5,518,000    Rental Car Finance Corp.,
                  Series 1997-1 B3, 6.70%, 9/25/07        $     5,589,563
                                                          ---------------

TOTAL ASSET BACKED SECURITIES (COST $44,159,787)               44,994,011
                                                          ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (15.1%)
   1,443,517    American Housing Trust,
                  Series VI I-I, 9.15%, 5/25/20                 1,549,571
   1,500,000    Asset Securitization Corp.,
                  Series 1997-D4 A1C, 7.42%, 4/14/29            1,607,692
   2,371,801    CMC Securities Corp. II,
                  Series 1993-2I A2, 6.90% V/R, 9/25/23         2,406,374
   2,712,139    FAMC, Series CS-1012 1, 7.06%, 7/25/02          2,787,572
     750,000    FHLMC, Series 1832 D, 6.50%, 6/15/08              761,037
     410,952    FNMA, Series 1988-5 Z, 9.20%, 3/25/18             432,617
   1,499,556    First Plus Home Loan Trust, Series
                  1996-2 A6, 7.85%, 8/20/13                     1,566,564
   1,635,296    L.F. Rothschild Mortgage Trust, Series 2
                  Z, 9.95%, 8/1/17                              1,788,906
     951,194    MLMI, Inc., Series 1994-I, 8.04% V/R,
                  1/25/05                                         969,707
   5,000,000    MLMI, Inc., Series 1997-CI A3, 7.12%,
                  6/18/29                                       5,290,475
   2,150,000    RFMSI, 7.00%, 5/25/24                           2,167,018
     621,521    RTC, Series 1991-14 A1, 7.50% V/R,
                  1/25/22                                         621,691
   1,083,788    RTC, Series 1991-M5 A, 9.00%, 3/25/17           1,090,063
   1,881,103    RTC, Series 1992-4 A2, 7.60% V/R,
                  7/25/28                                       1,895,296
   2,401,609    RTC, Series 1992-8 B5, 6.63% V/R,
                  2/25/22                                       2,404,095
   2,000,000    RTC, Series 1995-1 A2C, 7.50%, 10/25/28         2,038,126
   1,000,000    RTC, Series 1995-1 A2D, 7.50%, 10/25/28         1,016,691
   1,000,000    RTC, Series 1995-2 A1C, 7.45%, 5/25/29          1,000,000
      76,510    RTC, Series 1995-C2 A1C, 6.55% V/R,
                  5/25/27                                          76,391
     965,715    Vendee Mortgage Trust,
                  Series 1992-2 2D, 7.75%, 12/15/14               978,655
   3,788,278    Vendee Mortgage Trust,
                  Series 1992-2 G, 7.25% V/R, 2/15/19           3,909,092
   3,250,000    Vendee Mortgage Trust,
                  Series 1995-1C 3E, 8.00%, 7/15/18             3,413,394
   5,500,000    Vendee Mortgage Trust,
                  Series 1996-2 1E, 6.75%, 5/15/20              5,572,980
   3,000,000    Vendee Mortgage Trust,
                  Series 1997-1 2C, 7.50%, 9/15/17              3,088,545
   1,500,000    Vendee Mortgage Trust,
                  Series 1997-1 2D, 7.50%, 1/15/19              1,549,012
                                                          ---------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST
  $49,542,811)                                                 49,981,564
                                                          ---------------
CORPORATE BONDS & NOTES (44.7%)
   2,250,000    Allied-Signal, Inc., 9.88%, 6/1/02              2,559,207
     755,000    Allied-Signal, Inc., 9.20%, 2/15/03               852,955
     600,000    Applied Materials, 6.70%, 9/6/05                  617,895
   5,400,000    Applied Materials, 7.00%, 9/6/05                5,654,880
   1,700,000    Bausch & Lomb, Inc., 6.56%, 8/12/26             1,734,791
   3,600,000    Cargill, Inc., 8.35%, 2/12/11(b)                3,960,000
     700,000    Charles Schwab Corp., 7.19%, 5/31/01              720,869
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               MANAGED FIXED INCOME PORTFOLIO (continued)
-----------------------------------------------------------------

CORPORATE BONDS & NOTES (continued)

   2,000,000    Charles Schwab Corp., 6.25%, 1/23/03      $     2,005,097
   2,000,000    Charles Schwab Corp., 6.88%, 9/2/03             2,055,910
   3,400,000    Chase Manhattan Corp., 8.63%, 5/1/02            3,694,331
   3,400,000    Citicorp, 9.50%, 2/1/02                         3,779,575
   1,500,000    Colonial Pipeline, 7.13%, 8/15/02(b)            1,561,530
   2,300,000    Continental Airlines, 7.15%, 6/30/07            2,373,726
   2,500,000    Continental Airlines, 6.80%, 7/2/07             2,529,638
   2,175,000    Corestates Capital Corp., 5.88%,
                  10/15/03(b)                                   2,142,312
     750,000    Corestates Capital Corp., 6.31% V/R,
                  1/15/27(b)                                      736,537
   3,000,000    Dayton Hudson Co., 5.90%, 6/15/37               3,005,166
   1,000,000    El Paso Natural Gas, 7.75%, 1/15/02             1,049,158
     200,000    First Bank N.A., 6.00%, 10/15/03                  199,561
   2,500,000    First Bank Systems, Inc., 8.00%, 7/2/04         2,727,005
   1,300,000    First Bank Systems, Inc., 7.63%, 5/1/05         1,403,732
   3,000,000    Florida Residential Property & Casualty,
                  7.25%, 7/1/02(b)                              3,104,138
   1,700,000    Hyundai Semiconductor, 8.25%, 5/15/04(b)        1,417,701
   1,500,000    LG-Caltex Oil, 7.88%, 7/1/06(b)                 1,283,053
   2,500,000    Lehman Brothers, Inc., 7.50%, 8/1/26            2,731,243
   5,065,000    Levi Strauss & Co., 6.80%, 11/1/03(b)           5,171,876
   3,700,000    Massachusetts Institute of Technology,
                  7.25%, 11/2/96                                4,273,452
   2,000,000    May Department Stores, 9.88%, 6/15/00           2,147,373
   1,060,000    Nabisco, Inc., 6.00%, 2/15/11                   1,060,148
   5,635,000    Oracle Corp., 6.72%, 2/15/04                    5,756,941
   3,600,000    Paine Webber Group, Inc., 7.00%, 3/1/00         3,651,196
   1,250,000    Paine Webber Group, Inc., 6.90%, 8/15/03        1,284,115
   5,000,000    Pep Boys, 6.71%, 11/3/04                        5,060,705
   1,305,000    Petroliam Nasional Berhad, 6.63%,
                  10/18/01(b)                                   1,230,332
   2,750,000    Philip Morris Cos., Inc., 7.63%, 5/15/02        2,876,736
   2,500,000    Philip Morris Cos., Inc., 7.50%, 4/1/04         2,625,695
   2,709,000    Philips Electronics, 6.75%, 8/15/03             2,788,561
   2,000,000    Potomac Capital Investment Corp., 7.32%,
                  4/14/00                                       2,038,200
   2,450,000    Prudential Insurance Co., 7.65%,
                  7/1/07(b)                                     2,642,474
   3,000,000    Raytheon Co., 5.95%, 3/15/01                    3,001,122
   5,200,000    Reinsurance Group of America, 7.25%,
                  4/1/06(b)                                     5,474,664
   4,000,000    Reliastar Financial Corp., 7.13%, 3/1/03        4,149,548
   2,500,000    Reynolds & Reynolds, 7.00%, 12/15/06            2,604,653
   1,750,000    Royal Carribbean Cruises, 7.13%, 9/18/02        1,805,430
   3,325,000    Scholastic Corp., 7.00%, 12/15/03               3,431,796
   3,000,000    Susa Partnership LP, 8.20%, 6/1/17              3,317,856
   2,200,000    Terra Nova Holdings, 7.20%, 8/15/07             2,309,747
   3,000,000    Texas Utilities, 6.20%, 10/1/02(b)              3,017,019
   3,000,000    Tommy Hilfiger, 6.50%, 6/1/03                   3,002,184
   2,100,000    Transamerica Financial, 6.41%, 6/20/00          2,110,822
     750,000    Tyco International Ltd., 6.50%, 11/1/01           761,725
   2,500,000    Tyco International Ltd., 6.38%, 1/15/04         2,534,060
   1,050,000    USA Waste Services, Inc., 7.00%, 10/1/04        1,079,391
   1,000,000    US West Capital Funding, Inc., 6.95%,
                  1/15/37                                       1,059,277
     885,000    United Missouri Bancshares, 7.30%,
                  2/24/03                                         931,547
   1,000,000    Universal Corp., 9.25%, 2/15/01                 1,074,300
   6,500,000    Van Kampen, CLO-I, 5.96% V/R, 10/8/07           6,512,643

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               MANAGED FIXED INCOME PORTFOLIO (continued)
-----------------------------------------------------------------

CORPORATE BONDS & NOTES (continued)

     250,000    Vastar Resources, Inc., 6.95%, 11/8/06    $       261,013
     850,000    Whitman Corp., 7.50%, 2/1/03                      893,044
   1,970,000    Whitman Corp., 7.29%, 9/15/26                   2,102,215
                                                          ---------------
TOTAL CORPORATE BONDS & NOTES (COST $145,095,094)             147,941,870
                                                          ---------------
MORTGAGE BACKED SECURITIES (14.6%)
FHLMC (1.1%)
     542,082    Pool 410425, 7.87% V/R, 9/1/26                    563,917
     295,595    Pool 410464, 7.65% V/R, 11/1/26                   307,197
   1,304,425    Pool 606279, 7.22% V/R, 2/1/15                  1,367,741
   1,410,684    Pool 846367, 7.76% V/R, 4/1/29                  1,472,598
                                                          ---------------
TOTAL FHLMC (COST $3,625,143)                                   3,711,453
                                                          ---------------
FNMA (12.3%)
   3,458,543    Pool 73919, 6.80%, 1/1/04                       3,554,811
     253,768    Pool 342042, 7.50%, 6/1/25                        263,720
     791,188    Pool 344689, 7.65%, 11/1/25                       824,655
     564,157    Pool 344692, 7.54% V/R, 10/1/25                   587,700
     390,906    Pool 347712, 7.69% V/R, 6/1/26                    406,062
   4,960,766    Pool 375168, 7.13%, 6/1/04                      5,183,916
   6,330,292    Pool 402858, 6.50%, 12/1/27                     6,302,945
   5,465,410    Pool 408118, 6.50%, 1/1/28                      5,441,799
   4,784,342    Pool 415414, 6.50%, 2/1/28                      4,761,712
   8,802,334    Pool 415714, 6.00%, 4/1/28                      8,540,993
   4,909,965    Pool 417648, 6.00%, 2/1/13                      4,857,134
                                                          ---------------

TOTAL FNMA (COST $40,551,190)                                  40,725,447
                                                          ---------------
GNMA (1.2%)
          78    Pool 665, 7.50%, 5/15/01                               80
       1,046    Pool 2218, 6.50%, 12/15/02                          1,055
   4,000,000    Pool 473917, 7.00%, 4/15/28                     4,067,680
                                                          ---------------

TOTAL GNMA (COST $4,066,672)                                    4,068,815
                                                          ---------------

TOTAL MORTGAGE BACKED SECURITIES (COST $48,243,005)            48,505,715
                                                          ---------------
MUNICIPAL BONDS & NOTES (4.0%)
   3,500,000    Denver, CO, City and County SD #1,
                  Educational Facilities RV, Taxable
                  Pension, School Facilities Lease,
                  AMBAC insured, 6.67%, 12/15/04                3,617,460
   3,805,000    Hudson County, NJ, Import Authority
                  Facilities, Leasing RV, FSA insured,
                  7.40%, 12/1/25                                4,127,436
   5,220,000    Washington State, GO Bonds, State
                  Housing Trust Fund, Series T, 6.60%,
                  1/1/04                                        5,336,761
                                                          ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $12,694,063)               13,081,657
                                                          ---------------
RECEIVABLES BACKED SECURITIES (1.3%)
   2,031,312    First Merchants Auto Receivables Corp.,
                  Series 1996-A A2, 6.70%, 7/17/00              2,043,471
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               MANAGED FIXED INCOME PORTFOLIO (continued)
-----------------------------------------------------------------

RECEIVABLES BACKED SECURITIES (continued)

   2,300,000    Keystone/Lehman Title I Loan Trust
                  1996-2, 7.45%, 11/25/10                 $     2,395,349
                                                          ---------------

TOTAL RECEIVABLES BACKED SECURITIES (COST $4,328,440)           4,438,820
                                                          ---------------
U.S. TREASURY OBLIGATIONS (5.9%)
  17,550,000    U.S. Treasury Bonds, 6.75%, 8/15/26(d)
                  (cost $19,228,336)                           19,606,649
                                                          ---------------
TIME DEPOSITS (0.8%)
   2,612,517    PNC Bank, N.A. Nassau, 5.57%, due 6/1/98
                  (cost $2,612,517)                             2,612,517
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $325,904,053)            $   331,162,803
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                     POSITIVE RETURN BOND PORTFOLIO
-----------------------------------------------------------------
ASSET BACKED SECURITIES (1.8%)
   4,000,000    Citibank Credit Card Master Trust I,
                  Series 1998-7 A, 5.66%, 5/15/02 (cost
                  $4,000,000)                             $     3,998,124
                                                          ---------------
U.S. TREASURY BONDS (66.6%)
  65,275,000    6.00%, 2/15/26(d)                              66,254,190
  56,575,000    6.50%, 11/15/26(d)                             61,348,572
  12,875,000    6.63%, 2/15/27(d)                              14,202,747
   6,000,000    6.38%, 8/15/27(d)                               6,435,006
                                                          ---------------

TOTAL U.S. TREASURY BONDS (COST $136,892,897)                 148,240,515
                                                          ---------------
REPURCHASE AGREEMENTS (27.0%)
  60,000,000    BancAmerica Robertson Stephens, 5.58%,
                  6/1/98, to be repurchased at
                  $60,027,900 (cost $60,000,000)(e)            60,000,000
                                                          ---------------
TIME DEPOSITS (4.6%)
  10,219,523    PNC Bank, N.A., Nassau, 5.66%, 6/1/98
                  (cost $10,219,523)                           10,219,523
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $211,112,420)            $   222,458,162
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                     STRATEGIC VALUE BOND PORTFOLIO
-----------------------------------------------------------------
ASSET BACKED SECURITIES (7.1%)
   3,000,000    Aesop Funding II LLC,
                  Series 1998-1 A, 6.14%, 5/20/06(b)      $     2,991,564
   2,000,000    Dollar Thrifty Rent A Car, 6.70%,
                  9/25/07                                       2,025,938
   3,237,000    EQCC Home Equity Loan Trust, Series
                  1998-1 A6F, 6.25%, 12/15/07                   3,217,594
   2,959,110    Green Tree Financial Corp., Series
                  1997-7 A8, 6.86%, 9/15/16                     3,021,045
   2,000,000    Loop Funding Master Trust, 6.00%,
                  12/26/07(b)                                   2,000,626
   2,000,000    Oakwood Mortgage Investors, Inc., Series
                  1995-A A3, 7.10% V/R, 9/15/20                 2,073,118

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               STRATEGIC VALUE BOND PORTFOLIO (continued)
-----------------------------------------------------------------

ASSET BACKED SECURITIES (continued)

   1,330,937    Sequoia Mortgage Trust, Series 2 A1,
                  6.49% V/R, 10/25/24                     $     1,349,166
                                                          ---------------

TOTAL ASSET BACKED SECURITIES (COST $16,562,317)               16,679,051
                                                          ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (9.4%)
   1,500,000    Bear Stearns Structured Securities,
                  Inc., Series 1997-2 1A2, 7.00%,
                  8/25/36                                       1,509,609
   1,972,465    FAMC Series CS-1012 1, 7.06% V/R,
                  7/25/02                                       2,027,325
   2,500,000    FHLMC Structured Pass Through
                  Securities, Series T-8 A4, 7.00%,
                  8/15/13                                       2,553,850
   4,000,000    MLMI, Inc., Series 1997-CI A3, 7.12%,
                  6/18/29                                       4,232,380
   2,000,507    RTC, Series 1992-8 B5, 6.63% V/R,
                  2/25/22                                       2,002,578
   1,515,311    Vendee Mortgage Trust,
                  Series 1992-2 G, 7.25% V/R, 2/15/19           1,563,637
   4,500,000    Vendee Mortgage Trust,
                  Series 1994-1 2E, 6.50%, 1/15/17              4,541,513
   3,500,000    Vendee Mortgage Trust,
                  Series 1996-2 1E, 6.75%, 5/15/20              3,546,442
                                                          ---------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST
  $21,863,030)                                                 21,977,334
                                                          ---------------
CORPORATE BONDS & NOTES (41.2%)
     750,000    AK Steel Corp., 9.13%, 12/15/06                   794,063
   1,250,000    American Standard Cos., Inc., 7.13%,
                  2/15/03                                       1,241,132
   2,500,000    Applied Materials, 7.00%, 9/6/05                2,618,000
   1,000,000    Atlas Air, Inc., 9.25%, 4/15/08(b)              1,003,750
   1,000,000    Barrett Resources Corp., 7.55%, 2/1/07          1,044,134
   2,000,000    Bausch & Lomb, Inc., 6.75%, 12/15/04            2,037,502
   2,000,000    Bear Stearns Cos., Inc., 6.13%, 2/1/03          1,998,024
     500,000    Chancellor Media Group, 9.38%, 10/1/04            525,000
   3,000,000    Charles Schwab Corp., 6.88%, 9/2/03             3,083,865
   3,000,000    Continental Airlines, 6.80%, 7/2/07             3,035,565
   2,500,000    Corestates Capital Corp., 9.63%, 2/15/01        2,722,405
   2,500,000    Dayton Hudson Co., 5.90%, 6/15/37               2,504,305
   3,000,000    Equitable Life Assurance Society, 6.95%,
                  12/1/05(b)                                    3,097,074
   2,500,000    First Bank Systems, Inc., 8.00%, 7/2/04         2,727,005
   2,000,000    Genfinance Luxembourg SA, 6.34% V/R,
                  5/29/49                                       1,990,000
   1,000,000    Kroger Company, 8.15%, 7/13/06                  1,110,974
   2,000,000    Levi Strauss & Co., 6.80%, 11/1/03(b)           2,042,202
   2,000,000    Lincoln National Corp., 7.00%, 3/15/18          2,037,858
     500,000    Long Island Lighting Co., 7.13%, 6/1/05           528,206
   1,000,000    Mallinckrodt, Inc., 6.30%, 3/15/01(b)           1,002,403
   2,500,000    Massachusetts Institute of Technology,
                  7.25%, 11/2/96                                2,887,468
   2,000,000    MedPartners, Inc., 6.88%, 9/1/00                1,879,196
   1,000,000    Nabisco, Inc., 6.00%, 2/15/11                   1,000,140
   1,000,000    Northwest Airlines Corp., 8.38%, 3/15/04        1,034,427
   2,225,000    Old Kent Financial Corp., 6.63%,
                  11/15/05                                      2,265,128
   2,500,000    Oracle Corp., 6.72%, 2/15/04                    2,554,100
   2,000,000    Pep Boys, 6.71%, 11/3/04                        2,024,282
   2,500,000    Philip Morris, 7.50%, 4/1/04                    2,625,695
   1,400,000    Potomac Capital Investment, 7.05%,
                  10/2/01(b)                                    1,435,070
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               STRATEGIC VALUE BOND PORTFOLIO (continued)
-----------------------------------------------------------------

CORPORATE BONDS & NOTES (continued)

   1,750,000    Prudential Insurance Co., 7.65%,
                  7/1/07(b)                               $     1,887,482
   1,000,000    R&B Falcon Corp., 6.75%, 4/15/05(b)             1,003,719
     500,000    Randall's Food Markets, 9.38%, 7/1/07             530,000
   2,000,000    Raytheon Co., 5.95%, 3/15/01                    2,000,748
     500,000    Regal Cinemas, Inc., 9.50%, 6/1/08                503,125
   2,500,000    Reinsurance Group of America, 7.25%,
                  4/1/06(b)                                     2,632,050
   2,500,000    Reliastar Financial Corp., 7.13%, 3/1/03        2,593,468
   3,000,000    Royal Carribbean Cruises, 7.13%, 9/18/02        3,095,022
     500,000    Sinclair Broadcast Group, 8.75%,
                  12/15/07                                        508,750
   2,500,000    Susa Partnership LP, 8.20%, 6/1/17              2,764,880
   1,000,000    Teekay Shipping Corp., 8.32%, 2/1/08            1,042,500
   1,000,000    Tenet Healthcare Corp., 7.88%, 1/15/03          1,021,250
   2,500,000    Tenneco, Inc., 10.08%, 2/1/01                   2,738,265
   2,500,000    Terra Nova (U.K.) Holdings, 7.20%,
                  8/15/07                                       2,624,713
   1,875,000    Texas Utilities, 6.20%, 10/1/02(b)              1,885,637
   1,400,000    Tommy Hilfiger, 6.50%, 6/1/03                   1,401,019
   1,250,000    Tricon Global Restaurants, 7.65%,
                  5/15/08                                       1,262,034
   1,000,000    Triton Energy Ltd. Corp., 8.75%, 4/15/02        1,048,424
   2,500,000    United Telecommunications, Inc., 9.50%,
                  4/1/03                                        2,861,265
   3,500,000    Van Kampen, CLO-I, 5.97% V/R, 10/8/07           3,506,808
   1,000,000    Western Financial Savings, 8.50%, 7/1/03          982,875
   2,000,000    Whitman Corp., 7.29%, 9/15/26                   2,134,228
   2,000,000    Williams Cos., Inc., 6.13%, 2/15/02             1,996,840
                                                          ---------------

TOTAL CORPORATE BONDS & NOTES (COST $96,079,372)               96,874,075
                                                          ---------------
GOVERNMENT AGENCY BONDS & NOTES (4.1%)
   2,250,000    FNMA, 6.85%, 4/5/04(d)                          2,366,528
   5,490,000    FNMA, 8.95%, 2/12/18(d)                         7,295,024
                                                          ---------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES (COST $9,227,857)
                                                                9,661,552
                                                          ---------------
INVESTMENT IN LIMITED PARTNERSHIP (0.2%)
     362,000    PPM America CBO II, 12/18/04 (cost
                  $362,000)                                       362,000
                                                          ---------------
MORTGAGE BACKED SECURITIES (18.0%)
FNMA (9.4%)
   1,976,310    Pool 73919, 6.80%, 1/1/04                       2,031,321
   1,984,306    Pool 375168, 7.13%, 6/1/04                      2,073,567
   3,000,000    Pool 380268, 6.20%, 5/2/05                      3,003,750
   3,461,879    Pool 402858, 6.50%, 12/1/27                     3,446,923
   1,987,422    Pool 408118, 6.50%, 1/1/28                      1,978,836
   2,491,845    Pool 415414, 6.50%, 2/1/28                      2,480,058
   3,996,596    Pool 415714, 6.00%, 4/1/28                      3,877,930
   3,142,378    Pool 417648, 6.00%, 2/1/13                      3,108,566
                                                          ---------------

TOTAL FNMA (COST $21,956,526)                                  22,000,951
                                                          ---------------
GNMA (8.6%)
   3,156,150    Pool 345066, 6.50%, 10/15/23                    3,159,243
   3,123,993    Pool 346960, 6.50%, 12/15/23                    3,127,055
   2,925,604    Pool 354692, 6.50%, 11/15/23                    2,928,471
   3,511,275    Pool 361398, 6.50%, 1/15/24                     3,512,504

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               STRATEGIC VALUE BOND PORTFOLIO (continued)
-----------------------------------------------------------------

MORTGAGE BACKED SECURITIES (continued)
GNMA (continued)

   3,623,111    Pool 366641, 6.50%, 11/15/23              $     3,626,662
   3,800,000    Pool 473918, 7.00%, 4/15/28                     3,864,296
                                                          ---------------

TOTAL GNMA ($20,226,636)                                       20,218,231
                                                          ---------------

TOTAL MORTGAGE BACKED SECURITIES (COST $42,183,162)            42,219,182
                                                          ---------------
MUNICIPAL BONDS & NOTES (2.2%)
   2,000,000    Hudson County, NJ, Import Authority
                  Facilities, Leasing RV, FSA Insured,
                  7.40%, 12/1/25                                2,169,480
   1,045,000    Washington State, GO Bonds, State
                  Housing Trust Fund, Series T, 6.60%,
                  1/1/03                                        1,070,186
   2,010,000    Western Minnesota, Power Agency RV,
                  Series A, AMBAC Insured, 6.33%, 1/1/02        2,034,803
                                                          ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $5,131,131)                 5,274,469
                                                          ---------------
U.S. TREASURY OBLIGATIONS (14.5%)
U.S. TREASURY BONDS (2.4%)
   5,000,000    6.75%, 8/15/26(d) (cost $5,482,031)             5,585,940
                                                          ---------------
U.S. TREASURY NOTES (9.1%)
   5,000,000    8.50%, 2/15/00(d)                               5,235,940
   5,000,000    6.25%, 4/30/02(d)                               5,179,690
   5,000,000    7.88%, 11/15/04                                 5,600,005
   5,000,000    7.00%, 7/15/06(d)                               5,426,565
                                                          ---------------
TOTAL U.S TREASURY NOTES (COST $21,385,547)                    21,442,200
                                                          ---------------
U.S. TREASURY STRIPS (3.0%)
  10,350,000    0.00%, effective yield 5.67%, 2/15/05
                  (cost $7,097,068)                             7,127,310
                                                          ---------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $33,964,646)             34,155,450
                                                          ---------------
TIME DEPOSITS (3.3%)
   7,643,688    PNC Bank, N.A., Nassau, 5.57%, 6/1/98
                  (cost $7,643,688)                             7,643,688
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $233,017,203)            $   234,846,801
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                             INDEX PORTFOLIO
-----------------------------------------------------------------
COMMON STOCKS (97.4%)
AGRICULTURAL PRODUCTION--CROPS (0.1%)
       1,620    Agribrands International, Inc.(a)         $        55,485
      38,400    Pioneer Hi-Bred International, Inc.(d)          1,461,600
                                                          ---------------
                                                                1,517,085
                                                          ---------------
AMUSEMENT & RECREATION SERVICES (0.9%)
      15,900    Harrah's Entertainment, Inc.(a)                   397,500
     105,800    Walt Disney Co.                                11,968,625
                                                          ---------------
                                                               12,366,125
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

APPAREL & ACCESSORY STORES (0.6%)
      27,100    CVS Corp.(d)                              $     1,902,081
         600    Charming Shoppes, Inc.(a)                           3,037
      62,100    Gap, Inc.                                       3,353,400
      42,800    Limited, Inc.                                   1,423,100
      12,200    Nordstrom, Inc.                                   879,162
      25,300    TJX Cos., Inc.(d)                               1,182,775
                                                          ---------------
                                                                8,743,555
                                                          ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(0.1%)
      10,400    Liz Claiborne, Inc.                               527,150
      19,100    V.F. Corp.                                      1,015,881
                                                          ---------------
                                                                1,543,031
                                                          ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS (0.1%)
      23,800    Autozone, Inc.(a)(d)                              791,350
      10,000    Pep Boys--Manny, Moe & Jack                       222,500
                                                          ---------------
                                                                1,013,850
                                                          ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING (0.0%)
      12,100    Ryder System, Inc.                                412,156
                                                          ---------------
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE
BUILDERS (0.0%)
       9,400    Centex Corp.(d)                                   336,050
       6,000    Kaufman & Broad Home Corp.(d)                     154,125
       3,300    Pulte Corp.(d)                                    175,931
                                                          ---------------
                                                                  666,106
                                                          ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
DEALERS (0.8%)
     114,700    Home Depot, Inc.                                9,011,118
      27,500    Lowe's Cos., Inc.                               2,177,656
                                                          ---------------
                                                               11,188,774
                                                          ---------------
BUSINESS SERVICES (4.7%)
      55,600    3Com Corp.(a)                                   1,410,850
      10,700    Adobe Systems, Inc.                               427,332
       7,300    Autodesk, Inc.                                    310,250
      46,900    Automatic Data Processing, Inc.                 2,984,013
      24,900    Cabletron Systems, Inc.(a)                        320,588
     127,100    Cendant Corp.(a)(d)                             2,756,482
      11,400    Ceridian Corp.(a)                                 615,600
      25,500    Cognizant Corp.                                 1,357,875
      85,600    Computer Associates International, Inc.         4,494,000
      24,500    Computer Sciences Corp.                         1,272,469
      23,500    Equifax, Inc.                                     854,813
      67,100    First Data Corp.                                2,231,075
      33,100    HBO & Co.                                       1,910,492
      19,700    Interpublic Group of Cos., Inc.                 1,168,456
     381,900    Microsoft Corp.(d)                             32,389,894
      55,000    Novell, Inc.(a)                                   577,500
      25,400    Omnicom Group, Inc.(d)                          1,189,037
     154,400    Oracle Corp.(d)                                 3,647,700
      40,300    Parametric Technology Co.(d)                    1,235,449

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
BUSINESS SERVICES (continued)

       4,200    Shared Medical Systems Corp.              $       305,550
      59,200    Sun Microsystems, Inc.(a)                       2,371,700
      28,800    UST, Inc.                                         766,800
                                                          ---------------
                                                               64,597,925
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (13.0%)
     119,900    Abbott Laboratories                             8,895,084
      18,400    Air Products & Chemicals, Inc.(d)               1,600,800
       8,900    Alberto Culver Co.                                264,775
      10,200    Allergan, Inc.                                    428,400
         480    Allergan Specialty Therapeutics, Inc.(a)            5,040
      13,400    Alza Corp.(d)                                     648,225
      20,700    Avon Products, Inc.                             1,693,518
      43,900    Baxter International, Inc.                      2,510,532
     155,800    Bristol-Myers Squibb Co.(d)                    16,748,500
      16,200    Clorox Co.                                      1,352,700
      46,300    Colgate-Palmolive Co.                           4,028,100
      35,600    Dow Chemical Co.                                3,448,750
     177,400    E.I. du Pont de Nemours & Co.                  13,659,800
      12,300    Eastman Chemical Co.                              824,100
      20,300    Ecolab, Inc.                                      626,763
     173,800    Eli Lilly & Co.                                10,677,838
       5,400    FMC Corp.(a)                                      412,762
      11,300    Goodrich (B.F.) Co.(d)                            579,125
       9,400    Great Lakes Chemical Corp.                        376,000
      15,100    Hercules, Inc.(d)                                 665,344
      17,200    International Flavors & Fragrances,
                  Inc.(d)                                         825,600
     210,700    Johnson & Johnson                              14,551,469
      11,400    Mallinckrodt, Inc.                                351,262
     187,800    Merck & Co., Inc.                              21,984,338
      93,000    Monsanto Co.(d)                                 5,149,875
      20,500    Morton International, Inc.                        623,968
      10,400    Nalco Chemical Co.(d)                             390,000
      27,900    PPG Industries, Inc.(d)                         2,033,213
     202,700    Pfizer, Inc.                                   21,245,494
      79,600    Pharmacia & Upjohn, Inc.(d)                     3,517,325
      24,800    Praxair, Inc.                                   1,222,950
     210,500    Procter & Gamble Co.                           17,668,843
       9,600    Rohm & Haas Co.                                 1,054,800
     114,700    Schering-Plough Corp.                           9,598,957
      27,000    Sherwin-Williams Co.                              897,750
      19,200    Union Carbide Corp.(d)                            958,800
      11,600    W.R. Grace & Co.(a)                               215,325
     128,100    Warner-Lambert Co.                              8,174,381
                                                          ---------------
                                                              179,910,506
                                                          ---------------
COMMUNICATIONS (7.4%)
     254,500    AT&T Corp.(d)                                  15,492,688
      88,500    Airtouch Communications, Inc.(a)(d)             4,214,813
      28,800    Alltel Corp.(d)                                 1,135,800
     169,900    Ameritech Corp.                                 7,210,131
     121,700    Bell Atlantic Corp.(d)                         11,150,762
     155,400    BellSouth Corp.                                10,023,300
      19,200    Clear Channel Communications, Inc.(a)(d)        1,840,800
      54,700    Comcast Corp., Class A(d)                       1,875,188
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
COMMUNICATIONS (continued)

      25,800    Frontier Corp.(d)                         $       785,287
     150,100    GTE Corp.                                       8,752,706
      11,500    King World Productions, Inc.(a)                   293,250
     109,200    MCI Communications Corp.                        5,838,793
      41,300    Nextel Communications, Inc.(a)(d)                 973,131
     287,300    SBC Communications, Inc.(d)                    11,168,787
      67,300    Sprint Corp.(d)                                 4,828,775
      79,500    Tele-Communications, Inc.(a)(d)                 2,727,843
      75,700    US West Communications Group(d)                 3,841,775
      95,100    US West Media Group(a)(d)                       3,524,644
     158,700    WorldCom, Inc.(a)(d)                            7,220,850
                                                          ---------------
                                                              102,899,323
                                                          ---------------
DEPOSITORY INSTITUTIONS (8.8%)
      22,400    BB&T Corp.(d)                                   1,482,600
     101,200    Banc One Corp.(d)                               5,578,650
      59,000    Bank of New York Co., Inc.                      3,606,375
     108,700    BankAmerica Corp.                               8,988,131
      22,800    BankBoston Corp.                                2,402,550
      15,300    Bankers Trust New York Corp.(d)                 1,889,550
      66,100    Chase Manhattan Corp.                           8,985,469
      71,600    Citicorp(d)                                    10,677,350
      24,750    Comerica, Inc.                                  1,627,312
      36,450    Fifth Third Bancorp(d)                          1,795,163
      45,600    First Chicago NBD Corp.                         3,987,150
     151,620    First Union Corp.                               8,386,481
      41,900    Fleet Financial Group, Inc.                     3,435,800
       8,900    Golden West Financial Corp.                       961,200
      17,300    H. F. Ahmanson & Co.                            1,319,125
      30,000    Huntington Bancshares, Inc.                       982,500
      27,800    J.P. Morgan & Co., Inc.                         3,452,413
      68,800    KeyCorp(d)                                      2,610,100
      39,900    Mellon Bank Corp.                               2,690,757
      20,600    Mercantile Bancorp.(d)                          1,053,175
      51,600    National City Corp.                             3,495,900
     147,400    NationsBank Corp.(d)                           11,165,550
      17,500    Northern Trust Corp.                            1,234,298
     118,400    Norwest Corp.(c)(d)                             4,602,800
      47,800    PNC Bank Corp.                                  2,760,450
       8,500    Republic New York Corp.(d)                      1,091,718
      25,300    State Street Corp.                              1,744,118
      27,600    Summit Bancorp                                  1,383,450
      33,000    Suntrust Banks, Inc.(d)                         2,607,000
      41,250    Synovus Financial Corp.                           925,547
     115,500    U.S. Bancorp                                    4,518,937
      32,200    Wachovia Corp.                                  2,578,013
      40,400    Washington Mutual, Inc.(d)                      2,853,250
      13,600    Wells Fargo & Co.(d)                            4,916,400
                                                          ---------------
                                                              121,789,282
                                                          ---------------
EATING & DRINKING PLACES (0.7%)
      23,300    Darden Restaurants, Inc.                          359,694
      39,900    Marriott International, Inc., Class A           1,386,525
     108,100    McDonald's Corp.                                7,094,062
      23,700    Tricon Global Restaurants, Inc.(a)                736,182

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
EATING & DRINKING PLACES (continued)

      20,800    Wendy's International, Inc.(d)            $       513,500
                                                          ---------------
                                                               10,089,963
                                                          ---------------
ELECTRIC, GAS & SANITARY SERVICES (3.2%)
      21,500    Ameren Corp.(d)                                   841,188
      29,700    American Electric Power Co.                     1,347,638
      23,100    Baltimore Gas & Electric Co.                      703,106
      30,500    Browning-Ferris Industries(d)                   1,084,657
      24,800    CINergy Corp.                                     801,350
      23,500    Carolina Power & Light Co.                        963,500
      33,200    Central & Southwest Corp.                         877,725
      16,600    Coastal Corp.(d)                                1,170,300
       8,700    Columbia Energy Group                             734,063
      36,800    Consolidated Edison Co.                         1,575,500
      15,000    Consolidated Natural Gas Co.(d)                   848,437
      22,800    DTE Energy Co.(d)                                 902,025
      30,400    Dominion Resources, Inc.                        1,206,500
      56,500    Duke Energy Corp.(d)                            3,255,813
       3,200    Eastern Enterprises                               128,400
      59,700    Edison International(d)                         1,761,150
      51,500    Enron Corp.(d)                                  2,581,437
      38,300    Entergy Corp.(d)                                1,007,768
      28,500    FPL Group, Inc.(d)                              1,750,968
      36,100    FirstEnergy Corp.                               1,071,719
      19,900    GPU, Inc.                                         766,150
      44,300    Houston Industries, Inc.                        1,268,088
      51,600    Laidlaw, Inc.                                     638,550
      22,600    Niagara Mohawk Power Corp.(a)                     279,675
       7,600    Nicor, Inc.                                       293,550
      11,800    Northern States Power Co.                         671,125
       4,900    Oneok, Inc.                                       191,407
      26,000    PP&L Resources, Inc.                              575,250
      46,400    PacifiCorp                                      1,070,100
      13,100    Pacific Enterprises                               498,618
      59,700    Pacific Gas & Electric Co.(d)                   1,880,550
      34,800    Peco Energy Co.                                   983,100
       5,500    People's Energy Corp.                             202,813
      36,300    Public Service Enterprise Group, Inc.(d)        1,200,168
      17,000    Sonat, Inc.                                       666,188
     108,200    Southern Co.(d)                                 2,874,062
      38,700    Texas Utilities Co.                             1,528,650
      71,400    Waste Management, Inc.                          2,320,500
      64,300    Williams Cos., Inc.(d)                          2,085,731
                                                          ---------------
                                                               44,607,519
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (7.6%)
      34,500    AMP, Inc.                                       1,311,000
      22,300    Advanced Micro Devices, Inc.(a)(d)                434,850
       4,500    Aeroquip-Vickers, Inc.(d)                         277,875
      13,800    Andrew Corp.(a)(d)                                303,170
      18,900    Cooper Industries, Inc.                         1,216,687
      18,400    DSC Communications Corp.(a)                       314,525
      69,600    Emerson Electric Co.                            4,228,200
     512,900    General Electric Co.                           42,763,037
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)

      23,200    General Instrument Corp.(a)               $       552,450
      12,500    Harris Corp.(d)                                   602,343
     256,400    Intel Corp.                                    18,316,575
      22,200    LSI Logic Corp.(a)                                473,138
     204,000    Lucent Technologies, Inc.                      14,471,250
      14,900    Maytag Corp.(d)                                   751,518
      33,200    Micron Technology, Inc.(a)(d)                     782,275
      93,500    Motorola, Inc.                                  4,949,657
      25,800    National Semiconductor Corp.(a)                   419,250
       6,800    National Service Industries                       346,800
      81,700    Northern Telecom Ltd.(d)                        5,228,800
      13,300    Raychem Corp.                                     500,412
      12,400    Scientific-Atlanta, Inc.                          273,575
      28,400    Tellabs, Inc.(a)(d)                             1,951,614
      61,200    Texas Instruments, Inc.                         3,144,150
       8,600    Thomas & Betts Corp.                              459,563
      11,800    Whirlpool Corp.                                   806,087
                                                          ---------------
                                                              104,878,801
                                                          ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (0.1%)
      26,700    Dun & Bradstreet Corp.                            901,125
       7,200    EG&G, Inc.                                        226,800
                                                          ---------------
                                                                1,127,925
                                                          ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT
(1.1%)
       4,700    Ball Corp.                                        185,356
       7,300    Crane Co.                                         384,618
      20,200    Crown Cork & Seal Co., Inc.(d)                  1,047,875
      26,900    Fortune Brands, Inc.                            1,033,968
      87,800    Gillette Co.                                   10,283,575
      17,400    Parker-Hannifin Corp.                             714,487
       9,600    Snap-On, Inc.                                     421,200
      13,900    Stanley Works                                     660,250
                                                          ---------------
                                                               14,731,329
                                                          ---------------
FOOD STORES (0.4%)
      38,500    Albertson's, Inc.                               1,783,032
      42,900    American Stores Co.                             1,069,818
       9,500    Giant Food, Inc., Class A                         408,500
       6,000    Great Atlantic & Pacific Tea Co.                  192,000
      39,900    Kroger Co.(a)                                   1,713,207
      23,300    Winn-Dixie Stores, Inc.                           948,018
                                                          ---------------
                                                                6,114,575
                                                          ---------------
FOOD & KINDRED PRODUCTS (6.0%)
       5,800    Adolph Coors Co.                                  217,500
      76,800    Anheuser-Busch Cos., Inc.                       3,528,000
      89,700    Archer Daniels Midland Co.(d)                   1,693,088
      45,200    Bestfoods, Inc.                                 2,550,975
      10,800    Brown-Forman Corp.                                622,350
      71,600    Campbell Soup Co.(d)                            3,902,200
     387,600    Coca-Cola Co.                                  30,378,150

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
FOOD & KINDRED PRODUCTS (continued)

      74,600    Conagra, Inc.(d)                          $     2,182,050
      24,900    General Mills, Inc.(d)                          1,699,425
      57,300    Heinz (H.J.) Co.(d)                             3,040,482
      22,400    Hershey Foods Corp.                             1,551,200
      64,400    Kellogg Co.(d)                                  2,660,525
     237,700    PepsiCo, Inc.                                   9,701,132
      21,700    Quaker Oats Co.                                 1,251,818
      16,800    Ralston-Ralston Purina Group                    1,870,050
      74,200    Sara Lee Corp.(d)                               4,368,525
      55,900    Seagram Co. Ltd.(d)                             2,456,106
     100,400    Unilever N.V.(d)                                7,925,325
      18,200    Wrigley (Wm) Jr. Co.                            1,751,750
                                                          ---------------
                                                               83,350,651
                                                          ---------------
FURNITURE & FIXTURES (0.1%)
      25,900    Masco Corp.(d)                                  1,456,875
                                                          ---------------
GENERAL MERCHANDISE STORES (2.7%)
      16,900    Consolidated Stores Corp.                         645,369
      68,600    Dayton Hudson Corp.                             3,181,325
      17,400    Dillards, Inc.(d)                                 731,888
      32,900    Federated Department Stores, Inc.(a)(d)         1,704,631
      11,100    Harcourt General, Inc.                            604,950
      39,200    J.C. Penney Co., Inc.                           2,815,050
      76,600    KMart Corp.(a)(d)                               1,484,125
      36,300    May Department Stores Co.                       2,334,544
       5,700    Mercantile Stores Co., Inc.                       448,162
      61,500    Sears, Roebuck & Co.                            3,801,468
     352,200    Wal-Mart Stores, Inc.(d)                       19,437,038
      21,200    Woolworth Corp.(a)(d)                             418,700
                                                          ---------------
                                                               37,607,250
                                                          ---------------
HEALTH SERVICES (0.5%)
     101,500    Columbia/HCA Healthcare Corp.(d)                3,317,782
      61,700    HEALTHSOUTH Corp.(a)(d)                         1,750,738
      10,000    Manor Care, Inc.                                  315,625
      48,100    Tenet Healthcare Corp.(a)                       1,683,500
                                                          ---------------
                                                                7,067,645
                                                          ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-- CONTRACTORS (0.2%)
      13,100    Fluor Corp.                                       624,707
       6,300    Foster Wheeler Corp.                              159,863
      41,100    Halliburton Co.(d)                              1,947,112
                                                          ---------------
                                                                2,731,682
                                                          ---------------
HOLDING & OTHER INVESTMENT OFFICES (0.1%)
      29,500    Conseco, Inc.(d)                                1,375,437
                                                          ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (0.0%)
      15,500    Circuit City Stores                               656,813
                                                          ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES (0.1%)
      39,200    Hilton Hotels Corp.(d)                          1,232,350
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES (continued)

      28,100    Mirage Resorts, Inc.(a)                   $       584,831
                                                          ---------------
                                                                1,817,181
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (6.5%)
      20,800    Apple Computer, Inc.(a)(d)                        553,800
      57,400    Applied Materials, Inc.                         1,836,800
      26,600    Baker Hughes, Inc.                                957,600
      34,400    Bay Networks, Inc.(a)                             952,450
      14,900    Black & Decker Corp.                              869,788
       3,800    Briggs & Stratton Corp.                           172,425
      15,700    Brunswick Corp.                                   493,568
      11,900    Case Corp.(d)                                     688,713
      58,400    Caterpillar, Inc.(d)                            3,208,350
       6,200    Cincinnati Milacron, Inc.                         185,613
     159,600    Cisco Systems, Inc.                            12,069,750
     237,300    Compaq Computer Corp.(d)                        6,481,257
       5,900    Cummins Engine Co., Inc.                          306,800
       7,600    Data General Corp.(a)                             115,900
      39,100    Deere & Co.                                     2,028,312
     102,300    Dell Computer Corp.(d)                          8,430,165
      23,000    Digital Equipment Corp.(a)                      1,262,125
      34,800    Dover Corp.(d)                                  1,305,000
      27,600    Dresser Industries, Inc.                        1,285,125
      77,700    EMC Corp.(a)(d)                                 3,219,694
      23,700    Gateway 2000, Inc.(d)                           1,067,981
       6,800    General Signal Corp.                              279,650
       7,500    Harnischfeger Industries, Inc.                    236,250
     163,100    Hewlett-Packard Co.                            10,132,588
     152,400    IBM Corp.(d)                                   17,887,950
      26,000    Ingersoll-Rand Co.(d)                           1,171,625
       9,400    McDermott International, Inc.                     358,962
      19,600    Pall Corp.(d)                                     388,325
      45,400    Pitney Bowes, Inc.                              2,133,800
      38,000    Seagate Technology Inc.(a)                        878,750
      29,400    Silicon Graphics, Inc.(a)                         352,800
      16,200    Tandy Corp.                                       716,850
      26,600    Tenneco, Inc.                                   1,107,225
       9,900    Timken Co.                                        372,488
      89,800    Tyco International Ltd.(d)                      4,972,675
      39,100    Unisys Corp.(a)(d)                                957,950
                                                          ---------------
                                                               89,439,104
                                                          ---------------
INSURANCE AGENTS, BROKERS & SERVICES (0.4%)
      26,300    Aon Corp.                                       1,684,844
      25,700    Humana, Inc.(a)                                   798,307
      26,600    Marsh & McLennan Cos., Inc.                     2,329,162
                                                          ---------------
                                                                4,812,313
                                                          ---------------
INSURANCE CARRIERS (4.5%)
      23,300    Aetna Life & Casualty, Inc.                     1,821,768
      67,200    Allstate Corp.                                  6,325,200
      39,800    American General Corp.                          2,671,575
     109,901    American International Group, Inc.             13,606,994
      34,800    CIGNA Corp.(d)                                  2,383,800
      26,600    Chubb Corp.                                     2,116,362

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
INSURANCE CARRIERS (continued)

      25,800    Cincinnati Financial Corp.                $     1,083,600
      12,300    General Re Corp.(d)                             2,704,463
      18,500    Hartford Financial Services Group(d)            2,036,157
      16,500    Jefferson-Pilot Corp.                             944,625
      16,000    Lincoln National Corp.(d)                       1,438,000
      18,000    Loews Corp.                                     1,633,500
      15,400    MBIA, Inc.                                      1,148,262
      17,900    MGIC Investment Corp.(d)                        1,072,881
      11,300    Progressive Corp.(d)                            1,557,988
      14,900    Providian Financial Corp.                         948,012
      22,200    Safeco Corp.(d)                                 1,032,300
      36,186    St. Paul Cos., Inc.(d)                          1,605,753
      30,600    SunAmerica, Inc.(d)                             1,487,925
      21,900    Torchmark Corp.(d)                                938,963
     179,600    Travelers Group, Inc.(d)                       10,955,600
      29,500    United Healthcare Corp.                         1,888,000
      21,700    Unum Corp.                                      1,205,706
                                                          ---------------
                                                               62,607,434
                                                          ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE (0.0%)
      17,200    Louisiana-Pacific Corp.                           342,926
                                                          ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS (2.0%)
       8,900    Bard (C.R.), Inc.                                 308,719
       8,600    Bausch & Lomb, Inc.(d)                            428,388
      19,100    Becton, Dickinson & Co.                         1,351,325
      17,600    Biomet, Inc.(d)                                   508,200
      30,500    Boston Scientific Corp.(a)                      1,944,375
      50,900    Eastman Kodak Co.                               3,632,988
      23,600    Guidant Corp.(d)                                1,520,725
      19,900    Honeywell, Inc.                                 1,670,357
      13,200    Johnson Controls, Inc.(d)                         785,400
      13,200    KLA-Tencor Corp.(a)(d)                            447,150
      73,500    Medtronic, Inc.                                 4,088,438
       6,900    Millipore Corp.                                   230,287
       7,600    Perkin-Elmer Corp.(d)                             520,600
       7,100    Polaroid Corp.(d)                                 287,994
       2,100    Raytheon Co., Class A                             111,956
      51,100    Raytheon Co., Class B(d)                        2,794,531
      13,100    St. Jude Medical, Inc.(a)(d)                      468,325
       7,900    Tektronix, Inc.                                   302,175
      24,900    Thermo Electron Corp.(a)(d)                       874,613
      11,900    U.S. Surgical Corp.                               473,025
      51,100    Xerox Corp.(d)                                  5,250,525
                                                          ---------------
                                                               28,000,096
                                                          ---------------
METAL MINING (0.3%)
      58,400    Barrick Gold Corp.(d)                           1,124,200
      36,000    Battle Mountain Gold Co.                          191,250
      14,700    Cyprus Amax Minerals Co.                          233,362
      30,400    Freeport McMoran, Inc., Class B                   509,200
      33,100    Homestake Mining Co.(d)                           359,962
      24,500    Newmont Mining Corp.(d)                           610,968
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
METAL MINING (continued)

      38,800    Placer Dome, Inc.(d)                      $       482,575
                                                          ---------------
                                                                3,511,517
                                                          ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.3%)
      20,900    Hasbro, Inc.                                      799,425
      18,500    ITT Industries, Inc.                              682,188
       6,000    Jostens, Inc.                                     151,500
      45,600    Mattel, Inc.(d)                                 1,727,100
       1,200    NACCO Industries, Inc.                            175,800
                                                          ---------------
                                                                3,536,013
                                                          ---------------
MISCELLANEOUS RETAIL (0.5%)
      33,600    Costco Cos., Inc.(a)(d)                         1,944,600
       6,000    Longs Drug Stores, Inc.                           181,875
      40,500    Rite Aid Corp.(d)                               1,450,406
      44,500    Toys "R" Us, Inc.(a)(d)                         1,179,250
      77,700    Walgreen Co.(d)                                 2,734,068
                                                          ---------------
                                                                7,490,199
                                                          ---------------
MOTION PICTURES (0.1%)
      34,000    Unicom Corp.                                    1,168,750
                                                          ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (2.6%)
      72,800    American Express Co.                            7,471,100
      62,998    Associates First Capital Corp.(d)               4,713,038
       8,300    Beneficial Corp.                                1,112,200
      17,100    Countrywide Credit Industries, Inc.               790,875
     108,900    FHLMC                                           4,954,950
     166,200    FNMA                                            9,951,225
      21,300    Green Tree Financial Corp.(d)                     855,994
      16,700    Household International, Inc.(d)                2,259,718
      78,600    MBNA Corp.(d)                                   2,490,637
       9,800    Transamerica Corp.                              1,127,000
                                                          ---------------
                                                               35,726,737
                                                          ---------------
OIL & GAS EXTRACTION (0.9%)
       9,400    Anadarko Petroleum Corp.                          620,400
      14,900    Apache Corp.                                      509,394
      27,700    Burlington Resources, Inc.                      1,166,863
       7,900    Helmerich & Payne, Inc.                           199,475
      53,200    Occidental Petroleum Corp.(d)                   1,469,650
      16,600    Oryx Energy Co.(a)                                386,988
      13,500    Rowan Cos., Inc.(a)                               345,093
      78,000    Schlumberger, Ltd.                              6,088,875
      39,700    Union Pacific Resources Group, Inc.(d)            803,925
       8,500    Western Atlas, Inc.                               735,781
                                                          ---------------
                                                               12,326,444
                                                          ---------------
PAPER & ALLIED PRODUCTS (1.6%)
      16,100    Avery Dennison Corp.                              834,182
       8,300    Bemis Co., Inc.(d)                                350,157
       8,800    Boise Cascade Corp.                               293,700
      15,000    Champion International Corp.                      720,000
      32,700    Fort James Corp.(d)                             1,563,469
      14,500    Georgia-Pacific Group(d)                          930,718

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
PAPER & ALLIED PRODUCTS (continued)

      21,100    IKON Office Solutions, Inc.               $       447,057
      47,400    International Paper Co.(d)                      2,180,400
      87,200    Kimberly-Clark Corp.(d)                         4,321,850
      16,400    Mead Corp.                                        510,450
      64,000    Minnesota Mining & Manufacturing Co.            5,928,000
      15,500    Stone Container Corp.(a)                          275,125
       8,800    Temple-Inland, Inc.                               517,000
      10,900    Union Camp Corp.                                  596,093
      16,000    Westvaco Corp.                                    456,000
      31,300    Weyerhaeuser Co.(d)                             1,590,432
      17,500    Willamette Industries, Inc.                       600,468
                                                          ---------------
                                                               22,115,101
                                                          ---------------
PERSONAL SERVICES (0.2%)
      16,400    H&R Block, Inc.                                   721,600
      39,500    Service Corp. International                     1,614,563
                                                          ---------------
                                                                2,336,163
                                                          ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (6.3%)
      14,400    Amerada Hess Corp.(d)                             778,500
     152,400    Amoco Corp.(d)                                  6,372,225
      11,800    Ashland, Inc.                                     588,525
      50,200    Atlantic Richfield Co.                          3,959,525
     103,000    Chevron Corp.                                   8,227,125
     386,500    Exxon Corp.                                    27,248,250
       7,500    Kerr-McGee Corp.                                  474,375
     123,000    Mobil Corp.                                     9,594,000
       7,500    Pennzoil Co.                                      433,594
      41,200    Phillips Petroleum Co.                          2,062,575
     336,000    Royal Dutch Petroleum Co.(d)                   18,837,000
      14,800    Sun Co., Inc.                                     629,000
      85,800    Texaco, Inc.                                    4,954,950
      45,100    USX-Marathon Group, Inc.                        1,578,500
      38,700    Unocal Corp.                                    1,378,688
                                                          ---------------
                                                               87,116,832
                                                          ---------------
PHARMACEUTICAL PREPARATIONS (0.9%)
     203,600    American Home Products Corp.                    9,836,425
      41,200    Amgen, Inc.(a)(d)                               2,492,600
                                                          ---------------
                                                               12,329,025
                                                          ---------------
PRIMARY METAL INDUSTRIES (0.6%)
      35,600    Alcan Aluminum Ltd.                             1,014,600
      30,600    Allegheny Teledyne, Inc.(d)                       711,450
      27,000    Aluminum Co. of America                         1,873,125
      17,000    Armco, Inc.(a)                                     92,438
       6,200    Asarco, Inc.                                      140,663
      20,100    Bethlehem Steel Corp.(a)                          246,225
      22,700    Engelhard Corp.                                   472,443
      26,200    Inco Ltd.                                         376,625
       7,700    Inland Steel Industries, Inc.                     220,413
      13,700    Nucor Corp.(d)                                    705,550
       9,300    Phelps Dodge Corp.(d)                             567,300
      11,600    Reynolds Metals Co.                               672,800
      13,500    USX-US Steel Group, Inc.(d)                       484,312
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
PRIMARY METAL INDUSTRIES (continued)

      15,200    Worthington Industries, Inc.              $       267,900
                                                          ---------------
                                                                7,845,844
                                                          ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (1.6%)
      11,400    American Greetings Corp.                          541,500
      12,800    Deluxe Corp.                                      429,600
      15,100    Dow Jones & Co., Inc.                             726,688
      44,400    Gannett Co., Inc.                               2,927,625
      13,200    Knight-Ridder, Inc.                               753,225
      15,500    McGraw-Hill Cos., Inc.                          1,211,907
       8,300    Meredith Corp.                                    329,925
      13,900    Moore Corp. Ltd.(d)                               201,550
      15,000    New York Times Co.                              1,057,500
      22,900    R.R. Donnelley & Sons Co.(d)                    1,030,500
      90,700    Time Warner, Inc.(d)                            7,057,593
      13,800    Times Mirror Co.(d)                               883,200
      19,200    Tribune Co.                                     1,284,000
      55,300    Viacom, Inc., Class B(a)(d)                     3,041,500
                                                          ---------------
                                                               21,476,313
                                                          ---------------
RAILROAD TRANSPORTATION (0.6%)
      24,500    Burlington Northern Santa Fe Corp.(d)           2,437,750
      34,200    CSX Corp.                                       1,628,775
      59,100    Norfolk Southern Corp.                          1,850,568
      38,800    Union Pacific Corp.                             1,876,950
                                                          ---------------
                                                                7,794,043
                                                          ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (0.7%)
       6,300    Armstrong World Industries(d)                     529,988
      12,400    Cooper Tire & Rubber Co.                          293,725
      24,500    Goodyear Tire & Rubber Co.(d)                   1,760,938
      39,100    Illinois Tool Works, Inc.(d)                    2,580,600
      45,600    Nike, Inc., Class B(d)                          2,097,600
       8,800    Reebok International Ltd.(a)                      253,000
      23,400    Rubbermaid, Inc.                                  763,425
      13,012    Sealed Air Corp.(a)(d)                            696,143
       9,600    Tupperware Corp.                                  259,200
                                                          ---------------
                                                                9,234,619
                                                          ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (1.2%)
      41,600    Charles Schwab Corp.                            1,372,800
      39,600    Franklin Resources, Inc.                        1,935,450
      16,000    Lehman Brothers Holding, Inc.                   1,135,000
      52,200    Merrill Lynch & Co., Inc.                       4,671,900
      92,900    Morgan Stanley, Dean Witter & Co.               7,252,006
                                                          ---------------
                                                               16,367,156
                                                          ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS (0.3%)
      36,200    Corning, Inc.(d)                                1,427,638
      25,000    Newell Co.(d)                                   1,206,250
       8,400    Owens Corning(d)                                  315,000
      22,100    Owens-Illinois, Inc.(a)(d)                        993,118
                                                          ---------------
                                                                3,942,006
                                                          ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

TEXTILE MILL PRODUCTS (0.1%)
      11,500    Fruit of the Loom, Inc.(a)                $       413,282
       5,700    Russell Corp.(d)                                  155,325
       3,200    Springs Industries, Inc., Class A                 179,600
                                                          ---------------
                                                                  748,207
                                                          ---------------
TOBACCO PRODUCTS (1.0%)
     380,000    Philip Morris Cos., Inc.                       14,202,500
                                                          ---------------
TRANSPORTATION BY AIR (0.5%)
      14,300    AMR Corp.(a)                                    2,201,307
      11,800    Delta Airlines, Inc.(d)                         1,357,000
      23,000    FDX Corp.(a)                                    1,474,875
      34,600    Southwest Airlines Co.                            923,387
      14,300    U.S. Air Group, Inc.(a)                         1,001,000
                                                          ---------------
                                                                6,957,569
                                                          ---------------
TRANSPORTATION EQUIPMENT (3.7%)
      88,400    Allied-Signal, Inc.(d)                          3,779,100
     156,700    Boeing Co.(d)                                   7,462,838
     101,700    Chrysler Corp.(d)                               5,657,062
      16,500    Dana Corp.(d)                                     860,062
      11,300    Eaton Corp.                                     1,014,881
       9,900    Echlin, Inc.                                      470,250
       5,700    Fleetwood Enterprises, Inc.                       228,000
     188,100    Ford Motor Co.(d)                               9,757,687
      19,800    General Dynamics Corp.                            879,862
     110,900    General Motors Corp.(d)                         7,977,868
      30,500    Lockheed Martin Corp.(d)                        3,423,625
      11,300    Navistar International Corp.(a)                   341,118
      10,400    Northrop Grumman Corp.                          1,114,750
      12,200    Paccar, Inc.(d)                                   673,669
      31,500    Rockwell International Corp.(d)                 1,732,500
      19,200    TRW, Inc.(d)                                    1,028,400
      25,800    Textron, Inc.                                   1,914,037
      36,500    United Technologies Corp.                       3,431,000
                                                          ---------------
                                                               51,746,709
                                                          ---------------
WHOLESALE TRADE--DURABLE GOODS (0.4%)
     111,500    CBS Corp.(d)                                    3,540,125
      28,000    Genuine Parts Co.                                 950,250
       7,800    Grainger (W.W.), Inc.                             823,387
       4,600    Potlatch Corp.                                    201,537
                                                          ---------------
                                                                5,515,299
                                                          ---------------
WHOLESALE TRADE--NONDURABLE GOODS (0.3%)
      17,200    Cardinal Health, Inc.(d)                        1,532,950
      15,800    Sigma Aldrich                                     576,700
       9,500    Supervalu, Inc.                                   397,812
      53,300    Sysco Corp.                                     1,242,556
                                                          ---------------
                                                                3,750,018
                                                          ---------------
TOTAL COMMON STOCKS
  (COST $823,650,158)                                       1,346,700,301
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------
CORPORATE NOTE (0.1%)
   2,000,000    NationsBank Corp., 5.81% V/R, 7/1/04
                  (cost $1,987,556)                       $     1,995,028
                                                          ---------------
PREFERRED STOCK (0.0%)
       5,320    Sealed Air Corp., 12/31/49 (cost
                  $269,502)(a)                                    296,257
                                                          ---------------
TIME DEPOSITS (2.4%)
  17,000,000    Erste Bank der Oeste, 5.69%, 6/1/98            17,000,000
   1,525,381    PNC Bank N.A. Nassau, 5.66%, 6/1/98             1,525,381
  15,000,000    Union Bank of Switzerland, 5.69%, 6/1/98       15,000,000
                                                          ---------------

TOTAL TIME DEPOSITS
  (COST $33,525,381)                                           33,525,381
                                                          ---------------
U.S. TREASURY BILLS (0.1%)
   1,410,000    U.S. Treasury Bills, 5.11% yield,
                  4/29/99(f) (cost $1,343,497)                  1,343,552
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $860,776,094)            $ 1,383,860,519
                                                          ---------------
                                                          ---------------
FINANCIAL FUTURES CONTRACTS (0.0%)

                                                                UNREALIZED
POSITION     CONTRACTS                   INDEX                  GAIN (LOSS)
---------  -------------  -----------------------------------  -------------
Long                13    S&P 500 Futures,
                            Expiring June 19, 1998
                            (notional value $3,545,100)        $     433,150
Long               106    S&P 500 Futures,
                            Expiring September 18, 1998
                            (notional value $29,221,550)             (16,125)
                                                               -------------
                                                               $     417,025
                                                               -------------
                                                               -------------

-------------------------------------------------------------
                   INCOME EQUITY PORTFOLIO
-------------------------------------------------------------
COMMON STOCKS (97.7%)
BUSINESS SERVICES (1.6%)
 608,900   Cognizant      $                        32,423,926
             Corp.
                                              ---------------
CHEMICALS & ALLIED PRODUCTS (5.2%)
 845,200   E.I. du Pont                            65,080,400
             de Nemours
             & Co.(d)
1,242,000  Morton                                  37,803,375
           International,
             Inc.
                                              ---------------
                                                  102,883,775
                                              ---------------
COMMUNICATIONS (5.7%)
1,113,200  AT&T Corp.(d)                           67,766,050
 782,600   GTE Corp.                               45,635,362
                                              ---------------
                                                  113,401,412
                                              ---------------
DEPOSITORY INSTITUTIONS (4.8%)
 424,450   J.P. Morgan &                           52,711,384
             Co.,
             Inc.(d)
1,067,850  U.S. Bancorp                            41,779,631
                                              ---------------
                                                   94,491,015
                                              ---------------
EATING & DRINKING PLACES (2.0%)
 602,750   McDonald's                              39,555,468
             Corp.
                                              ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   INCOME EQUITY PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

ELECTRIC, GAS, & SANITARY SERVICES (6.9%)
     493,000    Consolidated Natural Gas Co.(d)           $    27,885,312
     740,600    Pacific Gas & Electric Co.(d)                  23,328,900
     604,100    Public Service Enterprise Group, Inc.          19,973,056
     876,350    Texas Utilities Co.(d)                         34,615,825
     937,700    Waste Management, Inc.(d)                      30,475,250
                                                          ---------------
                                                              136,278,343
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (12.1%)
   1,588,800    AMP, Inc.(d)                                   60,374,400
     513,200    Emerson Electric Co.                           31,176,900
     536,600    General Electric Co.                           44,739,025
     567,600    Honeywell, Inc.                                47,642,928
     783,146    Lucent Technologies, Inc.(d)                   55,554,419
                                                          ---------------
                                                              239,487,672
                                                          ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT, & RELATED
SERVICES (2.7%)
   1,563,600    Dun & Bradstreet Corp.                         52,771,501
                                                          ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT
(3.0%)
   1,536,600    Fortune Brands, Inc.                           59,063,062
                                                          ---------------
FOOD & KINDRED PRODUCTS (7.8%)
   1,365,640    PepsiCo, Inc.(d)                               55,735,182
     554,800    Procter & Gamble Co.(d)                        46,568,525
     877,250    Sara Lee Corp.(d)                              51,648,093
                                                          ---------------
                                                              153,951,800
                                                          ---------------
GENERAL MERCHANDISE STORES (8.0%)
     965,800    Dayton Hudson Corp.                            44,788,975
     538,400    J.C. Penney Co., Inc.                          38,663,850
     729,500    May Department Stores Co.                      46,915,968
     473,830    Sears, Roebuck & Co.(d)                        29,288,616
                                                          ---------------
                                                              159,657,409
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (3.3%)
   1,051,800    Hewlett-Packard Co.                            65,343,075
                                                          ---------------
INSURANCE CARRIERS (2.3%)
     686,750    American General Corp.(d)                      46,098,093
                                                          ---------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS (2.0%)
     544,050    Eastman Kodak Co.(d)                           38,831,568
                                                          ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (4.9%)
     412,300    American Express Co.                           42,312,287
     470,900    Transamerica Corp.                             54,153,500
                                                          ---------------
                                                               96,465,787
                                                          ---------------
OIL & GAS EXTRACTION (1.5%)
     395,100    Schlumberger Ltd.(d)                           30,842,493
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   INCOME EQUITY PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

PAPER & ALLIED PRODUCTS (2.1%)
     452,150    Minnesota Mining & Manufacturing Co.(d)   $    41,880,393
                                                          ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (8.3%)
     538,200    Atlantic Richfield Co.                         42,450,525
     458,750    Chevron Corp.(d)                               36,642,656
     524,700    Exxon Corp.(d)                                 36,991,350
     301,500    Mobil Corp.(d)                                 23,517,000
     440,600    Royal Dutch Petroleum Co. ADR(d)               24,701,137
                                                          ---------------
                                                              164,302,668
                                                          ---------------
PHARMACEUTICAL PREPARATIONS (8.6%)
     922,900    American Home Products Corp.(d)                44,587,606
     520,750    Johnson & Johnson(d)                           35,964,296
     287,400    Merck & Co., Inc.(d)                           33,643,762
     530,400    Pfizer, Inc.                                   55,592,550
                                                          ---------------
                                                              169,788,214
                                                          ---------------
PRINTING, PUBLISHING, & ALLIED INDUSTRIES (1.0%)
     581,800    Deluxe Corp.                                   19,526,662
                                                          ---------------
TOBACCO PRODUCTS (2.2%)
   1,144,450    Philip Morris Cos., Inc.                       42,773,818
                                                          ---------------
TRANSPORTATION EQUIPMENT (1.7%)
     369,300    United Technologies Corp.(d)                   34,714,209
                                                          ---------------

TOTAL COMMON STOCKS
  (COST $1,136,096,524)                                     1,934,532,363
                                                          ---------------
TIME DEPOSITS (2.3%)
  45,011,190    PNC Bank, N.A. Nassau, 5.66%, 6/1/98
                  (cost $45,011,190)                           45,011,190
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $1,181,107,714)          $ 1,979,543,553
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                      DISCIPLINED GROWTH PORTFOLIO
-----------------------------------------------------------------
COMMON STOCKS (97.4%)
APPAREL & ACCESSORY STORES (2.5%)
      74,600    Ross Stores, Inc.                         $     3,291,726
                                                          ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(3.3%)
      63,200    Tommy Hilfiger Corp.(d)                         4,250,201
                                                          ---------------
BUSINESS SERVICES (7.7%)
      79,300    BMC Software, Inc.(a)(d)                        3,652,758
      92,830    Cadence Design Systems, Inc.(d)                 3,272,258
      60,690    Robert Half International, Inc.(a)              3,072,431
                                                          ---------------
                                                                9,997,447
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (2.2%)
     106,530    Solutia, Inc.                                   2,922,916
                                                          ---------------
COMMUNICATIONS (4.7%)
      49,900    AT&T Corp.(d)                                   3,037,663

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                DISCIPLINED GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
COMMUNICATIONS (continued)

      48,000    BellSouth Corp.                           $     3,096,000
                                                          ---------------
                                                                6,133,663
                                                          ---------------
DOMESTIC DEPOSITORY INSTITUTIONS (4.5%)
      45,715    Comerica, Inc.                                  3,005,761
     100,350    Dime Bancorp, Inc.                              2,928,965
                                                          ---------------
                                                                5,934,726
                                                          ---------------
EATING & DRINKING PLACES (2.3%)
     195,750    Darden Restaurants, Inc.                        3,021,890
                                                          ---------------
ELECTRIC, GAS & SANITARY SERVICES (2.2%)
      76,230    GPU, Inc.                                       2,934,855
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (3.4%)
      62,000    Lucent Technologies, Inc.                       4,398,125
                                                          ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (2.3%)
      62,090    Halliburton Co.(d)                              2,941,514
                                                          ---------------
FOOD & KINDRED PRODUCTS (2.3%)
      91,380    Interstate Bakeries Corp.(d)                    2,947,006
                                                          ---------------
FURNITURE & FIXTURES (2.2%)
     105,600    Herman Miller, Inc.                             2,923,800
                                                          ---------------
GENERAL MERCHANDISE STORES (6.0%)
      84,400    Dayton Hudson Corp.                             3,914,064
      83,100    TJX Cos., Inc.(d)                               3,884,925
                                                          ---------------
                                                                7,798,989
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (9.8%)
      54,670    Caterpillar, Inc.                               3,003,433
      75,850    EMC Corp.(a)(d)                                 3,143,035
      68,930    Lexmark International Group, Inc.(a)            3,825,615
      46,420    Sundstrand Corp.                                2,878,040
                                                          ---------------
                                                               12,850,123
                                                          ---------------
INSURANCE CARRIERS (2.4%)
      65,490    SunAmerica, Inc.(d)                             3,184,451
                                                          ---------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS (1.9%)
      71,780    SCI Systems, Inc.(a)(d)                         2,449,492
                                                          ---------------
MISCELLANEOUS RETAIL (2.6%)
      58,700    Costco Cos., Inc.(a)                            3,397,262
                                                          ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (2.1%)
      69,790    SLM Holding Corp.(d)                            2,787,238
                                                          ---------------
PAPER & ALLIED PRODUCTS (2.2%)
      56,900    Bowater, Inc.(d)                                2,880,562
                                                          ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (4.7%)
      42,500    Exxon Corp.                                     2,996,250
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                DISCIPLINED GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
PETROLEUM REFINING & RELATED INDUSTRIES (continued)

      74,790    Sun Co., Inc.                             $     3,178,575
                                                          ---------------
                                                                6,174,825
                                                          ---------------
PHARMACEUTICAL PREPARATIONS (5.5%)
      73,000    Watson Pharmaceuticals, Inc.                    3,193,751
      47,400    Schering-Plough Corp.                           3,966,787
                                                          ---------------
                                                                7,160,538
                                                          ---------------
PRIMARY METAL INDUSTRIES (2.3%)
      83,430    USX-U.S. Steel Group, Inc.(d)                   2,993,051
                                                          ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (4.7%)
      46,530    Gannett Co., Inc.                               3,068,071
      48,900    Times Mirror Co.                                3,129,600
                                                          ---------------
                                                                6,197,671
                                                          ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICE (2.3%)
      55,950    Bear Stearns Cos., Inc.                         3,035,287
                                                          ---------------
TRANSPORTATION BY AIR (2.2%)
      35,710    UAL Corp.(a)(d)                                 2,836,713
                                                          ---------------
TRANSPORTATION EQUIPMENT (4.5%)
      70,090    General Dynamics Corp.(d)                       3,114,624
      50,900    Paccar, Inc.(d)                                 2,810,636
                                                          ---------------
                                                                5,925,260
                                                          ---------------
WATER TRANSPORTATION (2.4%)
      44,900    Royal Caribbean Cruises Ltd.(d)                 3,128,970
                                                          ---------------
WHOLESALE TRADE--NONDURABLE GOODS (2.2%)
      75,800    Universal Corp.                                 2,847,237
                                                          ---------------

TOTAL COMMON STOCKS (COST $116,173,375)                       127,345,538
                                                          ---------------
TIME DEPOSITS (2.6%)
   3,434,844    PNC Bank, N.A. Nassau, 5.57%, 6/1/98
                  (cost $3,434,844)                             3,434,844
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $119,608,219)            $   130,780,382
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                     LARGE COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------
COMMON STOCKS (98.8%)
AMUSEMENT & RECREATION SERVICES (1.8%)
     170,730    Walt Disney Co.(d)                        $    19,313,831
                                                          ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(1.6%)
     383,200    Cintas Corp.                                   17,507,450
                                                          ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (5.0%)
     127,800    Fastenal Co.(d)                                 6,326,100

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               LARGE COMPANY GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (continued)

     609,389    Home Depot, Inc.(d)                       $    47,875,123
                                                          ---------------
                                                               54,201,223
                                                          ---------------
BUSINESS SERVICES (18.7%)
     252,700    Automatic Data Processing, Inc.                16,078,037
     286,400    Cognizant Corp.                                15,250,800
     215,300    DST Systems, Inc.(a)                           11,383,987
     587,200    First Data Corp.                               19,524,400
     272,850    Fiserv, Inc.(a)(d)                             16,089,639
     461,300    HBO & Co.(d)                                   26,625,682
   1,006,580    Microsoft Corp.(a)(d)                          85,370,566
     356,500    Sungard Data Systems, Inc.(a)(d)               12,165,563
                                                          ---------------
                                                              202,488,674
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (14.3%)
     812,200    Intel Corp.(d)                                 58,021,537
     461,348    Molex, Inc., Class A                           12,023,882
     185,960    Motorola, Inc.                                  9,844,257
     414,200    Solectron Corp.(a)(d)                          17,137,525
   2,074,000    Telefonaktiebolaget LM Ericsson, Series
                  B ADR(d)                                     57,812,750
                                                          ---------------
                                                              154,839,951
                                                          ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT, & RELATED SERVICES (2.4%)
     290,500    Gartner Group, Inc.(a)(d)                       9,604,656
     467,266    Paychex, Inc.                                  16,821,594
                                                          ---------------
                                                               26,426,250
                                                          ---------------
FOOD & KINDRED PRODUCTS (3.3%)
     461,200    Coca-Cola Co.(d)                               36,146,550
                                                          ---------------
HOLDING & OTHER INVESTMENT OFFICES (7.5%)
   1,012,900    Franklin Resources, Inc.(d)                    49,505,487
     887,600    T. Rowe Price(d)                               31,454,325
                                                          ---------------
                                                               80,959,812
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (7.0%)
     777,550    Cisco Systems, Inc.(a)(d)                      58,802,218
     267,700    Hewlett-Packard Co.(d)                         16,630,862
                                                          ---------------
                                                               75,433,080
                                                          ---------------
INSURANCE CARRIERS (5.0%)
     434,262    American International Group, Inc.(d)          53,767,064
                                                          ---------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS (5.0%)
     967,600    Medtronic, Inc.(d)                             53,822,750
                                                          ---------------
MISCELLANEOUS RETAIL (3.0%)
     191,600    MSC Industrial Direct Co., Inc.(a)(d)           5,113,326
     826,850    Staples, Inc.(a)(d)                            20,774,606
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               LARGE COMPANY GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
MISCELLANEOUS RETAIL (continued)

     232,500    Viking Office Products, Inc.(a)           $     6,648,058
                                                          ---------------
                                                               32,535,990
                                                          ---------------
OIL & GAS EXTRACTION (4.2%)
     589,700    Schlumberger Ltd.(d)                           46,033,456
                                                          ---------------
PHARMACEUTICAL PREPARATIONS (10.1%)
     328,400    Merck & Co., Inc.(d)                           38,443,328
     675,600    Pfizer, Inc.                                   70,811,326
                                                          ---------------
                                                              109,254,654
                                                          ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES, & SERVICES (6.6%)
   1,635,450    Charles Schwab Corp.(d)                        53,969,850
     390,600    Donaldson, Lufkin & Jenrette, Inc.(d)          17,210,812
                                                          ---------------
                                                               71,180,662
                                                          ---------------
TOBACCO PRODUCTS (1.6%)
     458,200    Philip Morris Cos., Inc.(d)                    17,125,225
                                                          ---------------
WHOLESALE TRADE-NONDURABLE GOODS (1.7%)
     210,500    Cardinal Health, Inc.(d)                       18,760,812
                                                          ---------------

TOTAL COMMON STOCKS
  (COST $543,103,216)                                       1,069,797,434
                                                          ---------------
TIME DEPOSITS (1.2%)
  12,541,265    PNC Bank, N.A. Nassau, 5.66%, 6/1/98
                  (cost $12,541,265)                           12,541,265
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $555,644,481)            $ 1,082,338,699
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                        SMALL CAP INDEX PORTFOLIO
-----------------------------------------------------------------
COMMON STOCKS (93.5%)
ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS (0.1%)
       5,500    Dames & Moore, Inc.                       $        71,156
                                                          ---------------
AGRICULTURAL PRODUCTION--CROPS (0.6%)
      18,900    Chiquita Brands International, Inc.               253,969
      11,500    Delta & Pine Land Co.                             492,344
                                                          ---------------
                                                                  746,313
                                                          ---------------
AMUSEMENT & RECREATION SERVICES (0.5%)
      12,700    Grand Casinos, Inc.(d)                            223,044
       8,000    Hollywood Park, Inc.(a)                           103,500
       9,700    Players International, Inc.                        52,744
       9,700    Westwood One, Inc.(a)                             259,475
                                                          ---------------
                                                                  638,763
                                                          ---------------
APPAREL & ACCESSORY STORES (1.8%)
       7,800    AnnTaylor Stores Corp.(a)(d)                      170,138
       4,100    Ashworth, Inc.(a)                                  52,019
       4,200    Baker (J.), Inc.                                   50,925
       8,500    Cato Corp.                                        128,563
       7,000    Dress Barn, Inc.                                  202,782

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
APPAREL & ACCESSORY STORES (continued)

       6,400    Filene's Basement Corp.(a)                $        39,200
       8,600    Footstar, Inc.(a)                                 380,013
       7,500    Gymboree Corp.(d)                                 118,594
       9,100    Just For Feet, Inc.(d)                            199,631
      14,500    Ross Stores, Inc.                                 639,813
       5,100    St. John Knits, Inc.                              196,031
                                                          ---------------
                                                                2,177,709
                                                          ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(1.0%)
       6,700    Authentic Fitness Corp.                           121,856
       2,600    Haggar Corp.                                       36,400
      10,300    Hartmarx Corp.(a)                                  81,113
       6,500    Kellwood Co.                                      214,906
      11,900    Nautica Enterprises, Inc.                         348,075
       3,000    Oshkosh B'Gosh, Inc.                              115,500
       8,200    Phillips-Van Heusen Corp.                         106,600
       4,000    Pillowtex Corp.                                   187,000
                                                          ---------------
                                                                1,211,450
                                                          ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS (0.3%)
       5,000    Discount Auto Parts, Inc.(a)                      128,438
       6,400    O'Reilly Automotive, Inc.                         208,000
                                                          ---------------
                                                                  336,438
                                                          ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING (0.6%)
       9,600    Breed Technologies, Inc.(d)                       183,000
       8,000    Central Parking Corp.(d)                          358,500
      18,600    Rollins Truck Leasing Corp.                       223,200
                                                          ---------------
                                                                  764,700
                                                          ---------------
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE BUILDERS (0.9%)
      16,025    D.R. Horton, Inc.                                 288,450
       5,400    MDC Holdings, Inc.(d)                              81,675
       4,400    Ryland Group, Inc.                                 88,275
       4,400    Southern Energy Homes, Inc.                        43,450
       9,000    Standard Pacific Corp.                            155,813
      11,200    Toll Brothers, Inc.                               288,400
       3,600    U.S. Home Corp.(a)                                145,575
                                                          ---------------
                                                                1,091,638
                                                          ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (0.1%)
       8,800    Eagle Hardware & Garden, Inc.(d)                  160,050
                                                          ---------------
BUSINESS SERVICES (7.6%)
       6,200    ABM Industries, Inc.                              171,663
       6,800    ADVO, Inc.(a)                                     170,425
      15,900    Acxiom Corp.(d)                                   343,838
      12,600    American Management Systems, Inc.                 341,775
       6,800    Analysts International Corp.                      198,900
       8,000    BISYS Group, Inc.(a)                              297,000
       8,500    Boole & Babbage, Inc.                             209,313
       6,300    Broderbund Software, Inc.                         100,800
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
BUSINESS SERVICES (continued)

       5,600    Catalina Marketing Corp.                  $       253,400
      10,000    Cerner Corp.                                      256,250
      13,700    Ciber, Inc.                                       439,256
      12,600    Cognex Corp.                                      239,400
       6,300    Computer Task Group, Inc.                         199,238
       4,500    Cyrk, Inc.(a)                                      53,719
       6,300    Envoy Corp.(a)(d)                                 276,413
       4,100    Fair, Isaac & Co., Inc.                           148,881
       4,600    FileNet Corp.                                     253,144
       6,900    Gerber Scientific, Inc.                           173,794
      12,600    Harbinger Corp.                                   293,344
       5,700    Henry (Jack) & Associates                         185,963
       5,800    Hyperion Software Corp.                           187,413
       3,400    Insurance Auto Auctions(a)                         45,050
      14,100    Interim Services, Inc.(d)                         409,781
       2,500    Kronos, Inc.                                       89,375
      11,700    Midway Games, Inc.(a)                             157,950
       9,300    National Computer Systems, Inc.                   225,525
      10,200    National Data Corp.                               382,500
       6,500    Network Equipment Technologies, Inc.              101,969
       8,200    Norrell Corp.                                     185,013
      14,000    PMT Services, Inc.                                273,000
       6,900    Platinum Software Corp.                           132,394
      23,600    Platinum Technology, Inc.(d)                      646,051
       7,900    Primark Corp.(a)(d)                               264,156
       3,600    Progress Software Corp.                           116,550
      15,300    S3, Inc.                                          100,406
      14,400    System Software Associates, Inc.(a)               105,300
       6,700    TCSI Corp.                                         34,338
       7,900    Technology Soultions, Inc.                        238,481
      13,600    True North Communications, Inc.                   432,650
      13,100    Vanstar Corp.(a)(d)                               190,769
       7,600    Vantive Corp.                                     204,250
       4,500    Volt Information Sciences, Inc.                   136,969
       2,800    Wall Data, Inc.(a)                                 36,225
                                                          ---------------
                                                                9,302,631
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (4.1%)
      11,400    Advanced Tissue Sciences, Inc.(a)(d)              104,025
       9,700    Alliance Pharmaceutical Corp.(a)                   45,469
       7,800    Alpharma, Inc.                                    169,650
       3,600    Cambrex Corp.                                     201,375
       6,100    ChemFirst, Inc.                                   156,694
       2,700    Collagen Corp.                                     52,650
       7,000    Geon Co.                                          151,375
       3,200    Hauser, Inc.                                       24,800
       6,900    Immune Response Corp.(a)(d)                        79,350
       8,700    Jones Pharma, Inc.(d)                             267,525
       7,000    Lilly Industires, Inc., Class A                   136,500
      11,400    Liposome Company, Inc.(a)                          70,182
       7,600    Macdermid, Inc.(d)                                311,600
       3,100    McWhorter Technologies, Inc.(a)                    85,638
       7,800    MedImmune, Inc.(a)                                389,025
       8,300    Mississippi Chemical Corp.                        139,025
      10,900    Mycogen Corp.                                     257,513

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
CHEMICALS & ALLIED PRODUCTS (continued)

      17,000    NBTY, Inc.                                $       296,438
       5,700    Natures Sunshine Product, Inc.                    131,813
       9,600    North American Vaccine, Inc.(d)                   187,800
       6,200    Noven Pharmaceuticals, Inc.(a)                     37,975
       6,700    OM Group, Inc.                                    278,050
       7,200    Parexel International Corp.                       216,000
       2,200    Penford Corp.                                      67,925
       5,500    Protein Design Labs, Inc.(a)                      138,188
       2,600    Quaker Chemical Corp.                              54,113
       8,900    Roberts Pharmaceutical Corp.(a)                   146,850
       9,300    SEQUUS Pharmaceuticals, Inc.                      105,788
       5,700    Scotts Co.(a)                                     198,788
       6,400    TheraTech, Inc.                                    60,400
       4,200    USA Detergents, Inc.(d)                            58,538
       7,600    Vertex Pharmaceuticals, Inc.                      218,500
       6,800    W.H. Brady Co.                                    197,200
                                                          ---------------
                                                                5,036,762
                                                          ---------------
COMMUNICATIONS (0.8%)
      15,200    Brightpoint, Inc.                                 240,350
      15,000    General Communications, Inc.(a)                    90,470
       5,000    Metro Networks, Inc.(a)                           198,750
      20,300    Tel-Save Holdings, Inc.(d)                        400,925
                                                          ---------------
                                                                  930,495
                                                          ---------------
CONSTRUCTION--SPECIAL TRADE CONTRACTORS (0.2%)
       8,400    Apogee Enterprises, Inc.                          117,075
       8,200    Insituform Technologies, Class A(a)               105,575
                                                          ---------------
                                                                  222,650
                                                          ---------------
DEPOSITORY INSTITUTIONS (8.1%)
       8,000    Astoria Financial Corp.                           440,250
       6,300    CCB Financial Corp.                               689,850
       7,800    Centura Banks, Inc.                               512,850
       5,100    Commerce Bancorp, Inc.                            283,369
      12,200    Commercial Federal Corp.                          406,413
       6,700    Cullen/Frost Bankers, Inc.                        363,056
       8,505    Downey Financial Corp.                            281,728
      11,300    First Commercial Corp.                            781,819
       6,100    First Midwest Bancorp, Inc.                       280,219
       4,600    FirstBank Puerto Rico                             257,025
      18,800    FirstMerit Corp.                                  527,575
       8,200    Hubco, Inc.(d)                                    289,050
       3,000    JSB Financial, Inc.                               174,375
      15,800    Keystone Financial, Inc.                          616,200
      10,000    Magna Group, Inc.                                 555,625
      12,700    Provident Financial Group, Inc.                   650,081
       4,500    Queens County Bancorp, Inc.                       198,000
       9,300    Riggs National Corp.                              254,588
      40,000    Sovereign Bancorp, Inc.                           707,500
      10,400    St. Paul Bancorp, Inc.                            262,600
       5,900    U.S. Trust Corp.                                  441,763
       9,000    UST Corp.(d)                                      250,313
      11,800    United Bankshares, Inc.                           296,475
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
DEPOSITORY INSTITUTIONS (continued)

       6,300    Whitney Holding Corp.                     $       347,288
                                                          ---------------
                                                                9,868,012
                                                          ---------------
EATING & DRINKING PLACES (1.9%)
       9,600    Applebee's International, Inc.                    234,000
       2,700    Bertucci's, Inc.                                   27,675
       5,900    Cheesecake Factory                                119,106
      14,000    CKE Restaurants, Inc.                             444,500
       6,300    Consolidated Products, Inc.(a)                    124,819
      11,900    Foodmaker, Inc.(a)                                200,813
       2,900    Ihop Corp.(a)                                     117,450
       7,900    Landry's Seafood Restaurants, Inc.                178,985
       7,100    Luby's Cafeterias, Inc.                           131,350
      10,000    Ruby Tuesday, Inc.(d)                             160,625
      14,300    Ryan's Family Steak Houses, Inc.                  145,681
      14,800    Shoney's, Inc.(a)                                  65,675
       5,700    Showbiz Pizza Time, Inc.                          202,350
       5,850    Sonic Corp.                                       121,022
       7,200    TCBY Enterprises, Inc.                             69,750
       4,500    Taco Cabana, Inc., Class A                         28,688
                                                          ---------------
                                                                2,372,489
                                                          ---------------
EDUCATIONAL SERVICES (0.3%)
      10,500    DeVry, Inc.                                       418,031
                                                          ---------------
ELECTRIC, GAS & SANITARY SERVICES (4.2%)
       2,200    Aquarion Co.                                       73,425
       9,100    Atmos Energy Corp.                                279,825
       2,200    Bangor Hydro-Electric Co.(a)                       18,975
       3,300    Cascade Natural Gas Corp.                          51,356
       5,200    Central Hudson Gas & Electric                     227,175
       3,500    Central Vermont Public Service                     51,188
       4,100    CILCORP, Inc.                                     180,656
       6,500    Commonwealth Energy System                        247,000
       3,100    Connecticut Energy Corp.                           90,094
       2,700    Consumers Water Co.                                57,713
       6,200    Eastern Utilities Associates                      157,325
       8,800    Energen Corp.                                     178,750
       1,600    Green Mountain Power Corp.                         25,900
       8,900    KCS Energy, Inc.                                  105,688
      12,900    K N Energy, Inc                                   698,213
       5,400    New Jersey Resources                              194,063
       7,400    Northwest Natural Gas Co.                         203,500
       4,100    Orange & Rockland Utilities, Inc.                 219,094
       2,900    Pennsylvania Enterprises, Inc.                     75,400
       8,300    Philadelphia Suburban Corp.                       163,406
       9,200    Piedmont Natural Gas Co.                          291,525
       6,100    Public Service Co. of North Carolina,
                  Inc.                                            129,625
       9,400    Sierra Pacific Resources                          322,538
       2,700    Southern California Water Co.                      58,894
       8,300    Southwest Gas Corp.                               181,563
       7,500    Southwestern Energy Co.                            79,219
       4,000    TNP Enterprises, Inc.                             130,250
       4,300    United Illuminating Co.                           203,713
      10,900    United Water Resources, Inc.                      175,081

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
ELECTRIC, GAS & SANITARY SERVICES (continued)

       5,600    Wicor, Inc.                               $       256,200
                                                          ---------------
                                                                5,127,354
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (8.1%)
       8,300    Allen Group, Inc.(a)                               99,600
       5,100    Amtech Corp.(a)                                    23,588
      15,100    Aspect Telecommunications Corp.                   389,769
       8,400    BMC Industries, Inc.                              123,375
      10,900    Baldor Electric Co.                               284,081
       3,500    Benchmark Electronics, Inc.                        70,656
       4,100    BroadBand Technologies, Inc.(a)                    24,856
      11,000    Burr-Brown Corp.                                  282,219
       2,800    C-Cor Electronics, Inc.                            44,450
      11,200    C-Cube Microsystems, Inc.                         219,100
       4,800    CTS Corp.                                         150,000
       8,600    Cable Design Technologies                         202,638
       5,000    California Microwave, Inc.(a)                     107,188
       2,200    Centigram Communications Corp.                     27,225
      10,300    Checkpoint Systems, Inc.                          181,538
       8,300    Dallas Semiconductor Corp.                        279,606
      14,100    Digital Microwave Corp.                           136,154
       3,500    Dionex Corp.                                      182,875
       3,400    Electro Scientific Industries, Inc.(a)            113,900
       6,600    Etec Systems, Inc.(a)                             241,313
      11,200    General Semiconductor, Inc.(a)                    151,200
       4,000    HADCO Corp.(a)                                    128,500
       5,700    Harman International Industries, Inc.             242,606
       3,100    Harmon Industries, Inc.                            74,013
       6,000    Helix Technology Corp.                            106,875
       6,000    Hutchinson Technology, Inc.                       150,000
       4,400    Innovex, Inc.                                      81,675
       8,100    Inter-Tel, Inc.                                   152,129
       4,400    InterVoice, Inc.                                   58,300
      15,600    International Rectifier Corp.                     164,775
       4,400    Itron, Inc.(a)(d)                                  67,925
       5,600    Juno Lighting, Inc.                               119,000
      12,200    Kemet Corp.                                       196,344
       5,000    Kuhlman Corp.                                     211,250
       7,100    Lattice Semiconductor Corp.                       274,238
      10,800    Methode Electronics, Inc.                         137,700
      16,100    Microchip Technology, Inc.(d)                     394,450
       2,200    National Presto Industries, Inc.                   88,963
      10,200    Novellus Systems, Inc.(d)                         385,688
       5,400    Oak Industries, Inc.(a)                           188,325
      12,700    P-COM, Inc.                                       190,500
       3,500    Park Electrochemical Corp.                         83,125
       7,400    Photronics, Inc.                                  195,175
      11,500    Picturetel Corp.                                  107,813
       4,500    Plexus Corp.                                       96,750
      14,700    Read-Rite Corp.(a)(d)                             129,544
       2,800    Rival Co.                                          40,425
       7,000    Royal Appliance Manufacturing Co.                  36,313
       6,300    Sanmina Corp.(d)                                  490,613
       4,800    Speedfam International, Inc.(a)                    93,600
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)

       4,800    Standard Microsystems Corp.               $        53,100
       4,800    SymmetriCom, Inc.                                  30,300
       4,900    Technitrol, Inc.                                  197,838
       4,800    Thomas Industries, Inc.                           123,000
       2,400    Three-Five Systems, Inc.                           40,350
       7,400    Unitrode Corp.(a)                                  96,663
      14,200    VLSI Technology, Inc.(a)                          220,100
       7,200    Valence Technology, Inc.(a)                        42,750
      12,900    Vicor Corp.                                       201,563
      21,800    Vitesse Semiconductor Corp.                       558,625
       2,500    Watkins-Johnson Co.                                62,969
      13,000    Xylan Corp.(a)(d)                                 313,625
                                                          ---------------
                                                                9,962,828
                                                          ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (1.7%)
       8,800    American Oncology Resources, Inc.                 112,200
      10,000    Billing Information Concepts                      232,500
      14,300    Bio-Technology General Corp.(a)                   121,550
      11,400    Blount International, Inc., Class A               321,338
       6,000    CDI Corp.                                         220,875
       7,200    COR Therapeutics, Inc.(a)                         123,750
       8,700    Cephalon, Inc.(a)                                  92,438
       7,500    Franklin Covey Co.(a)                             150,000
       8,000    Incyte Pharmaceuticals, Inc.                      293,750
       6,200    NFO Worldwide, Inc.                               105,400
       3,700    Pharmaceuticals Marketing Services,
                  Inc.(a)                                          49,025
       9,400    Regeneron Pharmaceuticals, Inc.(a)                 87,832
       3,900    Stone & Webster, Inc.                             157,950
       7,300    U.S. Bioscience, Inc.                              68,438
                                                          ---------------
                                                                2,137,046
                                                          ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT
(1.1%)
       4,000    Alliant Techsystems, Inc.(a)                      258,000
       5,500    AptarGroup, Inc.                                  356,469
       2,400    Butler Manufacturing Co.                           84,000
       9,300    Griffon Corp.(a)                                  129,038
       2,600    Insteel Industries, Inc.                           18,688
       4,500    Lukens, Inc.                                      144,281
       4,700    Material Sciences Corp.                            47,294
       8,200    Sturm, Ruger & Co., Inc.                          152,725
       3,800    Zero Corp.                                        109,725
                                                          ---------------
                                                                1,300,220
                                                          ---------------
FOOD & KINDRED PRODUCTS (1.3%)
       5,700    Canandaigua Brands, Inc.                          262,913
       2,500    Coca-Cola Bottling Co.                            155,781
      10,800    Corn Products International, Inc.(a)              369,900
       6,500    Earthgrains Co.                                   343,281
       2,100    Goodmark Foods, Inc.                               48,038
       2,700    J&J Snack Foods Corp.                              52,144

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
FOOD & KINDRED PRODUCTS (continued)

      11,400    Smithfield Foods, Inc.                    $       307,800
                                                          ---------------
                                                                1,539,857
                                                          ---------------
FOOD STORES (0.4%)
       3,600    Au Bon Pain Co., Inc.(a)                           34,200
       7,900    Whole Foods Market, Inc.(d)                       434,500
                                                          ---------------
                                                                  468,700
                                                          ---------------
FURNITURE & FIXTURES (0.7%)
       4,000    Bassett Furniture Industries, Inc.                122,000
       8,700    Ethan Allen Interiors, Inc.                       437,719
       5,400    LA-Z-BOY, Inc.                                    276,413
                                                          ---------------
                                                                  836,132
                                                          ---------------
GENERAL MERCHANDISE STORES (0.7%)
      15,900    Casey's General Stores, Inc.                      225,581
       2,300    GC Companies, Inc.(a)                             114,713
       3,200    Gottschalks, Inc.                                  26,600
       7,800    Shopko Stores, Inc.(a)                            272,025
      14,000    Stein Mart, Inc.(d)                               220,500
                                                          ---------------
                                                                  859,419
                                                          ---------------
HEALTH SERVICES (4.1%)
       5,700    Access Health, Inc.                               146,063
       3,100    Chemed Corp.                                      114,119
      10,200    Coventry Health Care, Inc.                        147,900
       3,800    Curative Health Services, Inc.(a)                 106,875
       7,400    Enzo Biochem, Inc.                                 96,200
       5,000    Express Scripts, Inc.                             384,688
      10,700    Genesis Health Ventures, Inc.(d)                  270,844
      11,600    Idexx Laboratories, Inc.                          258,100
      13,000    Integrated Health Services, Inc.                  483,438
       8,700    Lincare Holdings, Inc.(d)                         652,500
       9,300    Magellan Health Services, Inc.(a)                 251,100
       8,900    Mariner Health Group, Inc.(a)                     132,388
      14,100    Orthodontic Centers of America, Inc.(d)           298,744
      12,500    Paragon Health Network, Inc.                      192,188
       4,600    Pediatrix Medical Group, Inc.(a)                  166,463
      19,600    Phycor, Inc.(d)                                   330,750
       6,900    Renal Care Group, Inc.                            250,125
       5,500    Sierra Health Services, Inc.                      204,188
       3,100    Syncor International Corp.(a)                      55,025
       9,800    Universal Health Services, Inc.(a)                539,000
                                                          ---------------
                                                                5,080,698
                                                          ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-- CONTRACTORS (0.2%)
      16,500    Morrison Knudsen Corp.(a)                         195,938
                                                          ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (1.2%)
      11,600    Bombay Co., Inc.(a)                                50,750
       5,200    Lechters, Inc.                                     30,550
      11,800    Linens 'N Things, Inc.                            379,075
       5,900    MicroAge, Inc.                                     79,650
      20,500    Pier 1 Imports, Inc.(d)                           493,281
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (continued)

      15,600    Williams-Sonoma, Inc.                     $       430,950
                                                          ---------------
                                                                1,464,256
                                                          ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING
PLACES (0.8%)
      13,700    Aztar Corp.(a)                                     95,900
       7,500    CapStar Hotel Co.(a)(d)                           219,375
       9,000    Marcus Corp.                                      159,188
       8,800    Primadonna Resorts, Inc.(a)                       152,900
      14,300    Prime Hospitality Corp.(a)                        256,506
       4,900    Showboat, Inc.                                    150,063
                                                          ---------------
                                                                1,033,932
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (3.5%)
      14,400    Anixter International, Inc.                       289,800
       7,300    Applied Magnetics Corp.(d)                         41,063
       8,400    Applied Power, Inc.(d)                            287,700
       2,800    Astec Industries, Inc.                             92,400
       7,600    Auspex Systems, Inc.(a)                            42,275
       6,600    BancTec, Inc.                                     154,275
       4,900    Dialogic Corp.(a)                                 161,700
       5,900    Electroglas, Inc.                                  80,388
       6,800    Exabyte Corp.                                      66,300
      12,800    Fedders Corp.                                      80,000
       4,500    Flow International Corp.(a)                        54,563
       6,900    Global Industrial Technologies, Inc.(a)           116,869
       7,900    Graco, Inc.                                       273,538
      15,900    Komag, Inc.                                       157,013
       7,100    Kulicke & Soffa Industries, Inc.(a)               121,588
       2,800    Lindsay Manufacturing Co.                         130,200
       5,200    Manitowoc Co., Inc.                               213,200
      14,600    Paxar Corp.                                       180,675
       3,300    Robbins & Myers, Inc.                              97,969
       3,700    SPS Technologies, Inc.                            216,913
       5,600    Scott Technologies, Inc., Class A(a)               82,600
       9,800    Snyder Oil Corp.                                  189,875
       4,800    Telxon Corp.                                      159,600
       3,900    Toro Co.                                          136,256
       6,300    Ultratech Stepper, Inc.(d)                        127,575
       8,400    Valmont Industries, Inc.                          168,000
       2,600    Walbro Corp.                                       26,813
       4,600    Watsco, Inc.                                      135,125
       6,900    Xircom, Inc.(a)                                   108,244
       7,400    Zebra Technologies Corp.                          283,975
                                                          ---------------
                                                                4,276,492
                                                          ---------------
INSURANCE AGENTS, BROKERS & SERVICE (0.2%)
       5,000    Arthur J. Gallagher & Co.                         215,625
       3,900    Hilb Rogal Hamilton                                68,250
                                                          ---------------
                                                                  283,875
                                                          ---------------
INSURANCE CARRIERS (5.7%)
       9,300    Allied Group, Inc.                                391,763
      12,600    American Bankers Insurance Group, Inc.            756,000
       6,800    CMAC Investment Corp.(d)                          411,400

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
INSURANCE CARRIERS (continued)

       4,800    Capital Re Corp.                          $       357,600
       3,100    Compdent Corp.(a)                                  45,725
       5,916    Delphi Financial Group, Class A                   321,313
       5,700    Enhance Financial Services Group,
                  Inc.(d)                                         371,213
       3,300    Executive Risk, Inc.                              207,694
       6,700    Fidelity National Financial, Inc.(d)              223,613
       5,300    First American Financial Corp.                    382,263
      10,000    Fremont General Corp.                             571,875
      10,300    Frontier Insurance Group, Inc.                    252,350
       5,300    Life Re Corp.                                     390,213
      11,700    Mutual Risk Management Ltd.(d)                    410,231
       5,600    NAC Re Corp.                                      261,450
       8,400    Orion Capital Corp.                               473,025
      18,700    Protective Life Corp.                             673,200
       8,900    Selective Insurance Group, Inc.                   234,738
       3,600    Trenwick Group, Inc.                              136,800
       5,400    Zenith National Insurance Corp.                   154,575
                                                          ---------------
                                                                7,027,041
                                                          ---------------
LEATHER & LEATHER PRODUCTS (0.7%)
       5,500    Brown Group, Inc.                                  98,656
       8,000    Justin Industries                                 127,000
       1,700    K-Swiss, Inc.                                      33,575
       3,400    Timberland Co.(a)(d)                              278,800
      12,900    Wolverine World Wide, Inc                         318,469
                                                          ---------------
                                                                  856,500
                                                          ---------------
LOCAL & SUBURBAN TRANSIT & INTERURBAN HIGHWAY PASSENGER TRANSPORTATION
(0.1%)
       4,100    Rural/Metro Corp.(a)                               96,863
                                                          ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE (0.8%)
      14,200    Champion Enterprises, Inc.                        382,513
      14,100    Oakwood Homes Corp.(d)                            383,344
       2,900    Skyline Corp.                                      84,463
       5,200    TJ International, Inc.                            150,475
                                                          ---------------
                                                                1,000,795
                                                          ---------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS (4.4%)
       5,800    ADAC Laboratories(a)                              115,275
       2,800    Amcast Industrial Corp.                            60,375
       3,900    Analogic Corp.                                    177,450
       8,800    Ballard Medical Products                          196,900
       4,000    Circon Corp.(a)                                    55,500
       7,000    Coherent, Inc.                                    161,438
       4,500    Cooper Companies, Inc.(a)                         177,750
       6,100    Cygnus, Inc.(a)                                    56,425
       5,200    Daniel Industries                                 105,625
       4,800    Datascope Corp.                                   135,000
       4,100    Diagnostic Products Corp.                         127,100
       5,600    Fluke Corp.                                       179,900
       4,000    Hologic, Inc.                                      84,000
      13,300    Input/Output, Inc.                                292,600
       3,700    Integrated Circuit Systems, Inc.(d)                50,991
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS (continued)

       3,800    Intermagnetics General Corp.              $        38,475
       9,000    Invacare Corp.                                    237,375
       4,800    Ionics, Inc.                                      214,800
       5,400    Marquette Medical Systems, Inc.(a)                151,200
       7,500    Mentor Corp.                                      198,516
       5,400    Molecular Biosystems, Inc.(a)                      47,925
       2,000    Nashua Corp.(a)                                    31,625
       6,100    ReSound Corp.(a)                                   38,506
       9,600    Respironics, Inc.                                 157,800
       9,400    Roper Industries, Inc.                            311,963
       7,400    Sola International, Inc.(a)                       292,763
       2,900    SpaceLabs Medical, Inc.(a)                         48,031
      10,300    Steris Corp.(d)                                   643,750
       9,500    Summit Technology, Inc.                            51,063
       5,900    Sunrise Medical, Inc.                              91,450
       7,600    Tracor, Inc.(a)                                   300,200
       6,800    Trimble Navigation Ltd.(a)                        133,875
       4,700    VISX, Inc.(a)                                     230,888
       3,400    Whittaker Corp.(a)                                 48,450
       6,400    X-Rite, Inc.                                       86,400
       1,900    Zoll Medical Corp.(a)                              11,578
                                                          ---------------
                                                                5,342,962
                                                          ---------------
METAL MINING (1.2%)
       6,600    Coeur D'Alene Mines Corp.(a)(d)                    58,163
      10,500    Dekalb Genetics Corp., Class B                  1,006,688
       9,300    Getchell Gold Corp.                               176,700
       9,500    Glamis Gold Ltd.(a)                                39,188
      16,700    Hecla Mining Co.(a)                                84,544
       6,200    Stillwater Mining Co.(a)                          150,350
                                                          ---------------
                                                                1,515,633
                                                          ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS (0.1%)
       8,600    AMCOL International Corp.                         118,250
       4,500    Dravo Corp.(a)                                     50,625
                                                          ---------------
                                                                  168,875
                                                          ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.4%)
       4,200    Bell Sports Corp.(a)                               39,638
       5,000    Cross (A.T.) Co.                                   57,813
       7,900    Jan Bell Marketing, Inc.                           40,488
       5,000    K2, Inc.                                          100,000
       5,000    Lydall, Inc.(a)                                    87,500
       6,700    Russ Berrie & Co., Inc.                           169,175
                                                          ---------------
                                                                  494,614
                                                          ---------------
MISCELLANEOUS RETAIL (1.5%)
       5,300    Books-A-Million, Inc.                              27,163
       7,400    Cash America International, Inc.                  124,875
       2,400    Damark International, Inc., Class A(a)             23,700
       5,700    Fabri-Centers of America(a)                       168,150
       5,500    Galoob Toys, Inc.                                  60,844
       6,400    Hancock Fabrics, Inc.                              84,800
       2,900    Lillian Vernon Corp.                               50,388

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
MISCELLANEOUS RETAIL (continued)

       8,800    Michaels Stores, Inc.(a)                  $       263,450
      19,600    Sports Authority, Inc.                            144,600
      14,600    Tech Data Corp.                                   593,125
      10,900    Zale Corp.(a)                                     337,219
                                                          ---------------
                                                                1,878,314
                                                          ---------------
MOTION PICTURES (0.1%)
       3,400    Carmike Cinemas, Inc.(a)                           89,038
                                                          ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (1.1%)
       9,600    American Freightway Corp.                         109,800
       5,900    Arkansas Best Corp.(a)                             57,525
       5,100    Frozen Food Express Industries, Inc.               49,725
       9,100    Heartland Express, Inc.                           199,063
       3,800    Landstar System, Inc.(a)                          128,488
       3,700    M.S. Carriers, Inc.                               110,538
       7,900    USFreightways Corp.                               248,850
      14,500    Werner Enterprises, Inc.                          275,500
       8,700    Yellow Corp.(a)                                   163,125
                                                          ---------------
                                                                1,342,614
                                                          ---------------
OIL & GAS EXTRACTION (2.8%)
       8,900    Benton Oil & Gas Co.                               92,894
       7,500    Cabot Oil and Gas Corp.                           151,875
      14,400    Cross Timbers Oil Co.                             249,300
       9,800    Devon Energy Corp.                                359,538
       5,600    HS Resources, Inc.(a)                              80,850
      10,900    Newfield Exploration Co.                          243,888
       7,000    Oceaneering International, Inc.                   150,500
       5,100    Plains Resources, Inc.                             97,538
      11,400    Pogo Producing Co.                                292,125
       6,400    Pool Energy Services Co.(a)                       130,400
      14,300    Pride International, Inc.(a)(d)                   320,856
       6,200    Remington Oil & Gas Corp.(a)                       38,750
      31,300    Santa Fe Energy Resources, Inc.(a)                311,044
       6,700    Seitel, Inc.(a)                                   113,900
       3,300    St. Mary Land & Exploration Co.                    89,925
       4,100    Tetra Technologies, Inc.(a)                        89,431
      13,400    Tuboscope Vetco International Corp.(a)            303,175
      15,700    Vintage Petroleum, Inc.                           284,563
       2,700    Wiser Oil Co.                                      28,181
                                                          ---------------
                                                                3,428,733
                                                          ---------------
PAPER & ALLIED PRODUCTS (0.5%)
      11,200    Buckeye Technologies, Inc.                        252,700
       4,100    Pope & Talbot, Inc.                                55,606
       3,600    Republic Group, Inc.                               68,625
       4,900    Schweitzer-Mauduit International, Inc.            162,006
       8,250    Shorewood Packaging Corp.(a)                      113,953
                                                          ---------------
                                                                  652,890
                                                          ---------------
PERSONAL SERVICES (0.5%)
       2,800    Angelica Corp.                                     63,000
       3,000    CPI Corp.                                          76,875
       6,100    G & K Services, Inc.(d)                           237,900
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
PERSONAL SERVICES (continued)

       7,100    Regis Corp.                               $       198,800
                                                          ---------------
                                                                  576,575
                                                          ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (0.1%)
       4,700    WD-40                                             128,956
                                                          ---------------
PRIMARY METAL INDUSTRIES (2.0%)
       3,500    Acme Metals, Inc.(a)                               27,563
       7,900    Belden, Inc.                                      313,531
       9,000    Birmingham Steel Corp.                            126,000
      15,000    CommScope, Inc.(a)                                232,500
       4,800    Commonwealth Industries, Inc.                      70,200
       4,900    IMCO Recycling, Inc.                               92,794
       7,700    Intermet Corp.                                    150,150
      10,600    Mueller Industries, Inc.                          328,600
       7,400    Northwestern Steel & Wire Co.(a)                   33,763
       4,300    Quanex Corp.                                      133,569
       3,600    Steel Technologies, Inc.                           40,500
       6,400    Texas Industries, Inc.                            380,000
       3,600    Tredegar Industries, Inc.                         311,400
       5,800    WHX Corp.(a)(d)                                    79,750
       4,300    Wolverine Tube, Inc.(a)                           156,950
                                                          ---------------
                                                                2,477,270
                                                          ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (1.5%)
       5,500    Bowne & Co., Inc.                                 235,469
       3,900    Consolidated Graphics, Inc.                       199,631
       5,000    Gibson Greetings, Inc.(a)                         120,625
       9,400    John H. Harland Co.                               168,613
       4,900    Merrill Corp.                                     110,863
       4,200    New England Business Service, Inc.                136,763
       1,100    Plenum Publishing Corp.                            74,250
       5,200    Thomas Nelson, Inc.                                67,275
      12,000    Valassis Communications, Inc.(a)                  422,250
      11,600    World Color Press, Inc.(a)(d)                     348,725
                                                          ---------------
                                                                1,884,464
                                                          ---------------
RAILROAD TRANSPORTATION (0.0%)
       2,800    RailTex, Inc.(a)                                   42,875
                                                          ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (0.7%)
       4,800    O'Sullivan Corp.                                   46,800
      16,000    Safeskin Corp.                                    560,000
       5,100    Standard Products Co.                             149,813
       6,600    Titan International, Inc.                         128,288
                                                          ---------------
                                                                  884,901
                                                          ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (2.0%)
      12,500    Amresco, Inc.(a)                                  421,875
       3,800    Dain Rauscher Corp.                               215,650
       5,600    Eaton Vance Corp.                                 251,650
       8,300    Legg Mason, Inc.                                  500,594
       7,600    Pioneer Group, Inc.                               216,125
      14,600    Raymond James Financial, Inc.                     441,650

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)

       5,500    SEI Investments Co.                       $       367,125
                                                          ---------------
                                                                2,414,669
                                                          ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS (0.9%)
      10,700    Gentex Corp.                                      391,888
       3,300    Lone Star Industries, Inc.(d)                     248,119
       5,100    Medusa Corp.                                      293,888
       4,000    Standex International Corp.                       120,500
                                                          ---------------
                                                                1,054,395
                                                          ---------------
TEXTILE MILL PRODUCTS (1.3%)
       7,900    Cone Mills Corp.(a)                                76,038
       7,500    Delta Woodside Industries, Inc.                    44,531
       3,400    Dixie Group, Inc.                                  44,200
       3,500    Galey & Lord, Inc.(a)                              86,625
       7,800    Guilford Mills, Inc.                              210,600
       7,800    Interface, Inc.                                   305,663
       3,300    Johnston Industries, Inc.(a)                       17,222
      15,800    Mohawk Industries, Inc.                           479,925
       2,700    Oxford Industries, Inc.                            94,152
       9,600    Triarc Cos., Inc.(a)                              234,000
       9,100    Tultex Corp.(a)                                    27,300
                                                          ---------------
                                                                1,620,256
                                                          ---------------
TRANSPORTATION BY AIR (0.8%)
      20,300    Comair Holdings, Inc.                             540,488
       8,600    Mesa Air Group, Inc.                               69,875
       6,600    Offshore Logistics, Inc.(a)                       134,475
       6,200    Pittston BAX Group                                108,888
       3,500    Skywest, Inc.                                     151,365
                                                          ---------------
                                                                1,005,091
                                                          ---------------
TRANSPORTATION EQUIPMENT (2.5%)
       4,800    A. O. Smith Corp.                                 242,400
       8,400    AAR Corp.                                         222,075
       8,700    Artic Cat, Inc.                                    79,388
       6,900    BE Aerospace, Inc.(a)                             199,453
       7,350    Clarcor, Inc.                                     169,050
       8,700    Halter Marine Group, Inc.                         163,125
       3,900    Huffy Corp.                                        59,231
      13,400    JLG Industries, Inc.                              236,175
       9,800    Orbital Sciences Corp.(a)(d)                      400,575
       7,900    Polaris Industries, Inc.                          276,500
       6,300    Regal-Beloit Corp.                                205,538
       3,800    SPX, Inc.(a)                                      262,675
       5,500    Simpson Industries, Inc.                           77,000
       3,800    Spartan Motors, Inc.                               27,788
       4,000    Standard Motor Products, Inc.                      88,000
       3,700    Thor Industries, Inc.                             102,444
       6,100    Wabash National Corp.                             158,219
       7,200    Winnebago Industries, Inc.                         80,540
                                                          ---------------
                                                                3,050,176
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

TRANSPORTATION SERVICES (0.6%)
      10,500    Air Express International Corp.           $       271,021
       7,500    Expeditors International of Washington,
                  Inc.                                            300,000
      10,800    Fritz Companies, Inc.                             140,400
                                                          ---------------
                                                                  711,421
                                                          ---------------
WATER TRANSPORTATION (0.1%)
       6,500    Kirby Corp.(a)                                    139,750
                                                          ---------------
WHOLESALE TRADE--DURABLE GOODS (2.2%)
       6,700    Applied Industrial Technologies, Inc.             157,450
       6,200    Barnes Group, Inc.                                184,450
       2,800    Bell Industries, Inc.(a)                           35,350
       3,700    Building Materials Holding Corp.                   50,413
       4,300    Castle (A.M.) & Co.                                96,750
       4,500    Commercial Metals Co.                             138,094
       4,100    Digi International, Inc.                           93,275
       1,500    Global Motorsport Group(a)                         31,688
       7,400    Ha-Lo Industries, Inc.                            228,937
       5,700    Hughes Supply, Inc.                               192,019
       7,000    Kaman Corp., Class A                              128,625
       8,200    Kent Electronics Corp.                            172,200
       3,400    Lawson Products, Inc.                              92,225
       5,000    Marshall Industries                               154,688
       9,800    Owens & Minor, Inc. Holding Co.                   115,150
      10,000    Patterson Dental Co.                              325,000
       8,000    Pioneer-Standard Electronics, Inc.                 99,500
       2,500    Swiss Army Brands, Inc.                            28,906
       7,100    TBC Corp.                                          57,244
       5,200    Universal Forest Products, Inc.                    89,375
       3,900    Vital Signs, Inc.                                  67,753
       5,800    Wynn's International, Inc.                        121,800
                                                          ---------------
                                                                2,660,892
                                                          ---------------
WHOLESALE TRADE--NONDURABLE GOODS (1.8%)
       9,500    Barrett Resources Corp.                           330,719
       7,700    Caraustar Industries, Inc                         236,294
      13,500    DIMON, Inc.                                       182,250
      11,500    Fleming Cos., Inc.                                219,219
       3,900    LSB Industries, Inc.                               16,819
       6,700    Men's Wearhouse, Inc.                             285,588
       5,500    Myers Industries, Inc.                            116,188
       5,900    NCS HealthCare, Inc.(a)                           170,363
       3,400    Nash-Finch Co.                                     57,375
      14,400    Richfood Holdings, Inc.                           351,900
      14,500    Stride Rite Corp.                                 193,021
                                                          ---------------
                                                                2,159,736
                                                          ---------------

TOTAL COMMON STOCKS (COST $120,978,198)                       114,622,333
                                                          ---------------
TIME DEPOSITS (6.3%)
   3,000,000    Erste Bank der Oestereich, 5.687%,
                  6/1/98                                        3,000,000
     722,351    PNC Bank, N.A. Nassau, 5.66%, 6/1/98              722,351
   4,000,000    Union Bank of Switzerland, 5.687%,
                  6/1/98                                        4,000,000
                                                          ---------------

TOTAL TIME DEPOSITS (COST $7,722,351)                           7,722,351
                                                          ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------
U.S. TREASURY BILLS (0.2%)
     190,000    5.03% yield, 10/8/98(g)                   $       186,582
      50,000    5.12% yield, 4/29/99(g)                            47,634
                                                          ---------------

TOTAL U.S. TREASURY BILLS (COST $234,194)                         234,216
                                                          ---------------
TOTAL INVESTMENTS (100.0%) (COST $128,934,743)            $   122,578,900
                                                          ---------------
                                                          ---------------
FINANCIAL FUTURES CONTRACTS (-0.3%)

                                                                    UNREALIZED
POSITION      CONTRACTS                     INDEX                     (LOSS)
---------  ---------------  --------------------------------------  -----------
Long                 33     Russell 2000 Index
                              Expiring June 19, 1998
                              (notional value $7,539,675)            $(371,350)
Long                  1     Russell 2000 Index
                              Expiring September 18, 1998
                              (notional value $230,755)                 (3,375)
                                                                    -----------
                                                                     $(374,725)
                                                                    -----------
                                                                    -----------

-----------------------------------------------------------------
                      SMALL COMPANY STOCK PORTFOLIO
-----------------------------------------------------------------
COMMON STOCKS (95.0%)
AGRICULTURAL PRODUCTION--LIVESTOCK & ANIMAL SPECIALTIES (1.0%)
      82,200    Michael Foods, Inc.                       $     2,291,326
                                                          ---------------
APPAREL & ACCESSORY STORES (2.3%)
      89,500    Dress Barn, Inc.(a)                             2,592,707
      53,350    Stage Stores, Inc.(a)                           2,487,444
                                                          ---------------
                                                                5,080,151
                                                          ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(1.6%)
      94,210    Oshkosh B'Gosh, Inc.                            3,627,085
                                                          ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS (1.1%)
     170,100    Lithia Motors, Inc.(a)                          2,381,400
                                                          ---------------
BUSINESS SERVICES (15.0%)
     392,500    Accelr8 Technology Corp.(a)(d)                  5,396,875
      84,400    Ciber, Inc.(d)                                  2,706,075
      93,470    Computer Horizons Corp.                         3,122,486
      82,500    Computer Task Group, Inc.                       2,609,064
     133,600    Leasing Solutions, Inc.(a)(d)                   3,740,800
      76,300    Mercury Interactive Corp.(a)                    2,536,975
      74,800    Metro Information Services, Inc.(a)             2,440,351
     108,400    QuadraMed Corp.(a)(d)                           2,608,375
     260,120    SEEC, Inc.(a)(d)                                2,422,369
     132,100    SPR, Inc.(a)                                    3,731,825
     124,500    Sykes Enterprises, Inc.(a)                      2,598,938
                                                          ---------------
                                                               33,914,133
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (1.8%)
      38,200    Hauser, Inc.(a)                                   296,050
     207,200    Lifecore Biomedical, Inc.(a)                    3,846,149
                                                          ---------------
                                                                4,142,199
                                                          ---------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                SMALL COMPANY STOCK PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

COMMUNICATIONS (1.4%)
      93,800    COMSAT Corp.(d)                           $     3,271,276
                                                          ---------------
CONSTRUCTION--SPECIAL TRADE CONTRACTORS (1.5%)
     118,000    Dycom Industries, Inc.(a)                       3,377,752
                                                          ---------------
CONSUMER DURABLES (3.1%)
     181,000    Rayovac Corp.(a)                                3,801,000
      99,130    Windmere-Durable Holdings, Inc.(d)              3,141,183
                                                          ---------------
                                                                6,942,183
                                                          ---------------
DEPOSITORY INSTITUTIONS (3.6%)
      98,794    Downey Financial Corp.                          3,272,568
      60,340    People's Bank                                   2,300,464
      75,060    Webster Financial Corp.                         2,533,275
                                                          ---------------
                                                                8,106,307
                                                          ---------------
EATING & DRINKING PLACES (3.9%)
     162,900    Foodmaker, Inc.(a)                              2,748,939
     222,900    Schlotzsky's, Inc.(a)(d)                        3,622,126
      66,700    Showbiz Pizza Time, Inc.(a)                     2,367,850
                                                          ---------------
                                                                8,738,915
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (3.2%)
     106,600    Artesyn Technologies, Inc.(a)                   1,748,914
       6,500    EFTC Corp.(a)                                      95,875
     122,100    Exar Corp.(a)                                   2,808,300
     249,200    FARO Technologies, Inc.(a)                      2,694,478
                                                          ---------------
                                                                7,347,567
                                                          ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (3.8%)
     131,600    A.C. Nielson Corp.(a)                           3,396,927
     209,900    Barringer Technologies, Inc.(a)                 2,203,950
     140,287    Tetra Tech., Inc.                               3,086,314
                                                          ---------------
                                                                8,687,191
                                                          ---------------
FOOD & KINDRED PRODUCTS (1.3%)
      63,200    Celestial Seasonings, Inc.(a)(d)                2,851,901
                                                          ---------------
FOOD STORES (1.0%)
      80,400    Wild Oats Markets, Inc.                         2,311,500
                                                          ---------------
HEALTH SERVICES (3.6%)
      87,000    Access Health, Inc.(a)                          2,229,376
     210,820    Graham-Field Health Products, Inc.(a)(d)        1,238,567
     230,350    Specialty Care Network, Inc.(a)(d)              2,274,708
      69,900    Trigon Healthcare, Inc.(a)                      2,376,600
                                                          ---------------
                                                                8,119,251
                                                          ---------------
HOLDING & OTHER INVESTMENT OFFICES (2.8%)
     123,400    Consolidated Capital Corp.(a)                   2,722,513
     242,700    Sunstone Hotel Investors, Inc.                  3,488,814
                                                          ---------------
                                                                6,211,327
                                                          ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                SMALL COMPANY STOCK PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

HOSPITAL SUPPLY (1.5%)
     142,300    Maxxim Medical, Inc.(a)                   $     3,326,264
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (1.3%)
     150,110    Snyder Oil Corp.                                2,908,383
                                                          ---------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (2.4%)
     148,200    OEA, Inc.(d)                                    2,537,926
     280,295    Tava Technologies, Inc.(a)(d)                   2,943,098
                                                          ---------------
                                                                5,481,024
                                                          ---------------
MISCELLANEOUS RETAIL (3.9%)
     260,030    Funco, Inc.(a)                                  4,257,994
     173,700    Guitar Center, Inc.(a)(d)                       4,592,195
                                                          ---------------
                                                                8,850,189
                                                          ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (1.9%)
     122,800    Covenant Transportation, Inc.(a)                2,010,854
     174,015    Jevic Transportation, Inc.(a)                   2,164,313
                                                          ---------------
                                                                4,175,167
                                                          ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (8.4%)
     153,650    American Capital Strategies Ltd.                3,620,379
     150,000    First Sierra Financial, Inc.(a)                 3,646,875
     164,980    Franchise Mortgage Acceptance Co. LLC(a)        3,629,560
     111,000    Imperial Credit Industries, Inc.(a)(d)          2,344,877
     223,025    Medallion Financial Corp.                       5,631,382
                                                          ---------------
                                                               18,873,073
                                                          ---------------
OIL & GAS EXTRACTION (6.4%)
      72,220    Atwood Oceanics, Inc.                           3,737,385
     123,995    Basin Exploration, Inc.(a)                      1,952,922
     153,700    Callon Petroleum Co.(a)(d)                      2,536,050
     180,570    Marine Drilling Co., Inc.(a)                    3,396,973
      94,500    Stolt Comex Seaway, S.A.                        3,000,375
                                                          ---------------
                                                               14,623,705
                                                          ---------------
PAPER & ALLIED PRODUCTS (1.7%)
     164,000    Ivex Packaging Corp.(a)                         3,802,749
                                                          ---------------
PRIMARY METAL INDUSTRIES (3.0%)
     100,900    Quanex Corp.                                    3,134,206
     152,970    Titanium Metals Corp.(d)                        3,719,085
                                                          ---------------
                                                                6,853,291
                                                          ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (3.8%)
      60,100    Mail-Well, Inc.(d)                              2,764,600
     101,050    Mecklermedia Corp.(a)                           2,096,788
     103,800    Valassis Communications, Inc.(a)                3,652,462
                                                          ---------------
                                                                8,513,850
                                                          ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (1.1%)
     163,300    Friedman, Billings, Ramsey Group,
                  Inc.(a)(d)                                    2,561,771
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                SMALL COMPANY STOCK PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

TRANSPORTATION EQUIPMENT (1.0%)
      55,600    Orbital Sciences Corp.(a)(d)              $     2,272,650
                                                          ---------------
WHOLESALE TRADE--DURABLE GOODS (5.6%)
      75,700    CellStar Corp.(d)                               2,278,101
     146,000    CHS Electronics, Inc.(d)                        2,901,751
     159,200    Keystone Automotive Industries,
                  Inc.(a)(d)                                    4,139,152
     135,050    SCP Pool Corp.                                  3,249,642
                                                          ---------------
                                                               12,568,646
                                                          ---------------
WHOLESALE TRADE--NONDURABLE GOODS (1.0%)
     114,300    Fresh America Corp.(a)                          2,214,563
                                                          ---------------

TOTAL COMMON STOCKS (COST $198,501,017)                       214,426,789
                                                          ---------------
TIME DEPOSITS (5.0%)
  11,231,734    PNC Bank, N.A. Nassau, 5.66%, 6/1/98
                  (cost $11,231,734)                           11,231,734
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $209,732,751)            $   225,658,523
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                        SMALL CAP VALUE PORTFOLIO
-----------------------------------------------------------------
COMMON STOCKS (94.6%)
AMUSEMENT & RECREATION SERVICES (2.0%)
      22,490    Anchor Gamin(a)                           $     2,046,590
                                                          ---------------
APPAREL & ACCESSORY STORES (3.8%)
      39,050    Claire's Stores, Inc.                             734,628
      60,440    Intimate Brands, Inc.(d)                        1,733,872
      37,040    St. John Knits, Inc.                            1,423,725
                                                          ---------------
                                                                3,892,225
                                                          ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(1.7%)
      61,470    Nautica Enterprises, Inc.(a)(d)                 1,797,997
                                                          ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING (1.2%)
      40,860    Budget Group, Inc.(a)                           1,205,370
                                                          ---------------
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE BUILDERS (3.2%)
      49,200    Centex Corp.(d)                                 1,758,900
      60,360    Toll Brothers, Inc.(a)                          1,554,271
                                                          ---------------
                                                                3,313,171
                                                          ---------------
BUSINESS SERVICES (2.7%)
      44,640    ADVO, Inc.(a)                                   1,118,791
      66,400    Avant Corp.(a)(d)                               1,705,650
                                                          ---------------
                                                                2,824,441
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (1.6%)
      41,050    Dexter Corp.                                    1,693,312
                                                          ---------------
COMMUNICATIONS (1.1%)
      47,130    Aliant Communications, Inc.                     1,092,827
                                                          ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP VALUE PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

EATING & DRINKING PLACES (3.1%)
     103,400    Ruby Tuesday, Inc.(d)                     $     1,660,863
      73,905    Sonic Corp.(a)                                  1,528,910
                                                          ---------------
                                                                3,189,773
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (5.0%)
      28,690    Aeroquip-Vickers, Inc.(d)                       1,771,607
      16,310    C-Cube Microsystems, Inc.                         319,064
      35,900    Kuhlman Corp.                                   1,516,775
      39,400    Teleflex, Inc.                                  1,593,237
                                                          ---------------
                                                                5,200,683
                                                          ---------------
FABRICATED METAL PRODUCTS (1.8%)
      27,990    AptarGroup, Inc.                                1,814,101
                                                          ---------------
FOOD & KINDRED PRODUCTS (3.2%)
      50,440    Adolph Coors Co.                                1,891,500
      29,700    Canandaigua Brands, Inc.(a)                     1,369,913
                                                          ---------------
                                                                3,261,413
                                                          ---------------
FURNITURE & FIXTURES (3.3%)
     109,590    O'Sullivan Industries Holdings, Inc.(a)         1,643,850
      75,040    Winsloew Furniture, Inc.(a)                     1,800,960
                                                          ---------------
                                                                3,444,810
                                                          ---------------
HEALTH SERVICES (4.1%)
     121,900    NovaCare, Inc.(a)                               1,340,900
      81,300    Pediatric Services of America, Inc.(a)          1,504,050
      54,300    RehabCare Group, Inc.(a)                        1,408,406
                                                          ---------------
                                                                4,253,356
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (10.1%)
      66,750    Detroit Diesel Corp.(a)                         1,635,375
      48,830    Gleason Corp.                                   1,443,536
      52,555    Graco, Inc.                                     1,819,717
      50,320    Kaydon Corp.                                    1,984,495
      39,050    Pentair, Inc.                                   1,713,319
     130,230    Scitex Corp. Ltd.(a)                            1,806,942
                                                          ---------------
                                                               10,403,384
                                                          ---------------
INSURANCE AGENTS, BROKERS & SERVICE (1.7%)
      47,610    E.W. Blanch Holdings, Inc.                      1,791,327
                                                          ---------------
INSURANCE CARRIERS (5.2%)
      46,394    Fidelity National Financial, Inc.(d)            1,548,400
      43,900    LandAmerica Financial Group, Inc.               2,096,226
       9,980    Markel Corp.(a)                                 1,724,668
                                                          ---------------
                                                                5,369,294
                                                          ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE (1.6%)
      57,870    TJ International, Inc.                          1,674,613
                                                          ---------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (5.4%)
      66,140    CONMED Corp.(a)                                 1,397,208
      90,070    Esco Electronics Corp.(a)(d)                    1,615,631
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP VALUE PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)

      75,680    Esterline Technologies Corp.(a)           $     1,627,120
      74,090    Integrated Circuit Systems, Inc.(d)             1,021,056
                                                          ---------------
                                                                5,661,015
                                                          ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (3.1%)
      55,430    M.S. Carriers, Inc.(a)                          1,655,971
      47,910    USFreightways Corp.                             1,509,165
                                                          ---------------
                                                                3,165,136
                                                          ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (1.6%)
      51,650    AmeriCredit Corp.(a)                            1,685,082
                                                          ---------------
OIL & GAS EXTRACTION (4.6%)
      64,980    Pool Energy Services Co.(a)                     1,323,968
      36,370    Veritas DGC, Inc.(a)                            1,884,420
      85,390    Vintage Petroleum, Inc.                         1,547,693
                                                          ---------------
                                                                4,756,081
                                                          ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS (1.8%)
      24,680    Lone Star Industries, Inc.(d)                   1,855,628
                                                          ---------------
TRANSPORTATION BY AIR (4.9%)
      44,800    Airborne Freight Corp.                          1,668,800
      64,600    America West Airlines, Inc.(a)(d)               1,828,988
      53,505    Midwest Express Holdings, Inc.(a)               1,534,925
                                                          ---------------
                                                                5,032,713
                                                          ---------------
TRANSPORTATION EQUIPMENT (6.9%)
      34,730    Cordant Technologies, Inc.                      1,732,158
      73,320    Monaco Coach Corp.(a)                           1,979,640
     118,710    Simpson Industries, Inc.                        1,661,940
      51,310    Varlen Corp.                                    1,738,126
                                                          ---------------
                                                                7,111,864
                                                          ---------------
TRANSPORTATION SERVICES (1.6%)
      60,040    Circle International Group, Inc.                1,624,832
                                                          ---------------
WATER TRANSPORTATION (1.6%)
      84,440    Trico Marine Services, Inc.(a)(d)               1,667,690
                                                          ---------------
WHOLESALE TRADE--DURABLE GOODS (2.9%)
      76,900    Ballantyne of Omaha, Inc.(a)                    1,408,231
      69,120    Pomeroy Computer Resources, Inc.(a)             1,555,200
                                                          ---------------
                                                                2,963,431
                                                          ---------------
WHOLESALE TRADE-NONDURABLE GOODS (3.8%)
      80,690    Day Runner, Inc.(a)                             1,775,180
      10,010    Men's Wearhouse, Inc.(a)                          426,676
      28,800    United Stationers, Inc.(a)                      1,717,200
                                                          ---------------
                                                                3,919,056
                                                          ---------------

TOTAL COMMON STOCKS
  (COST $92,333,952)                                           97,711,215
                                                          ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP VALUE PORTFOLIO (continued)
-----------------------------------------------------------------
REPURCHASE AGREEMENTS (1.9%)
$  2,000,000    BancAmerica Robertson Stephens, 5.58%,
                  6/1/98 to be repurchased at $2,000,930
                  (cost $2,000,000)(e)                    $     2,000,000
                                                          ---------------
TIME DEPOSITS (3.5%)
   3,641,360    PNC Bank, N.A. Nassau, 5.57%, 6/1/98
                  (cost $3,641,360)                             3,641,360
                                                          ---------------
TOTAL INVESTMENTS (100.0%) (COST $97,975,312)             $   103,352,575
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                      SMALL COMPANY VALUE PORTFOLIO
-----------------------------------------------------------------
COMMON STOCKS (97.5%)
ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS (1.1%)
     124,800    Dames & Moore, Inc.                       $     1,614,600
                                                          ---------------
AMUSEMENT & RECREATION SERVICES (1.7%)
      79,400    Jackpot Enterprises, Inc.(a)                      972,650
     106,800    Station Casinos, Inc.(a)                        1,588,650
                                                          ---------------
                                                                2,561,300
                                                          ---------------
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE BUILDERS (2.3%)
      17,727    M/I Schottenstein Homes, Inc.                     356,755
      47,800    NVR, Inc.(a)                                    1,535,575
     156,100    Southern Energy Homes, Inc.(a)                  1,541,487
                                                          ---------------
                                                                3,433,817
                                                          ---------------
BUSINESS SERVICES (5.2%)
       4,231    Grey Advertising, Inc.                          1,891,257
      56,400    Learning Co.(a)(d)                              1,607,400
      58,900    Leasing Solutions, Inc.(a)                      1,649,200
      54,800    Network Equipment Technologies, Inc.(a)           859,674
      56,300    Ogden Corp.                                     1,608,068
                                                          ---------------
                                                                7,615,599
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (1.6%)
      42,800    Georgia Gulf Corp.                              1,072,675
      74,500    Mississippi Chemical Corp.                      1,247,875
                                                          ---------------
                                                                2,320,550
                                                          ---------------
DEPOSITORY INSTITUTIONS (18.5%)
      53,300    Anchor Bancorp Wisconsin, Inc.                  2,258,588
      16,600    First Citizens BancShares, Inc.                 1,759,600
      39,300    ALBANK Financial Corp.                          2,043,600
      60,500    Andover Bancorp, Inc.                           2,072,127
      43,400    BSB Bancorp, Inc.                               1,361,676
      59,400    Banknorth Group, Inc.                           2,168,100
      55,075    Commercial Federal Corp.                        1,834,685
      90,900    Commonwealth Bancorp, Inc.                      2,147,512
      37,274    Community Bank System, Inc.                     1,264,987
      60,100    First Republic Bank(a)                          1,998,325
      55,000    FirstFed Financial Corp.(a)                     2,698,438
      45,685    Medford Bancorp, Inc.                           1,941,612
      46,800    SIS Bancorp, Inc.                               1,959,751

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                SMALL COMPANY VALUE PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
DEPOSITORY INSTITUTIONS (continued)

      75,900    Statewide Financial Corp.                 $     1,745,700
                                                          ---------------
                                                               27,254,701
                                                          ---------------
EATING & DRINKING PLACES (2.4%)
     118,900    Piccadilly Cafeterias, Inc.                     1,530,837
     200,100    Ryan's Family Steak Houses, Inc.(a)             2,038,518
                                                          ---------------
                                                                3,569,355
                                                          ---------------
ELECTRIC, GAS & SANITARY SERVICES (10.4%)
      24,900    BEC Energy                                      1,010,006
      30,600    CILCORP, Inc.                                   1,348,312
      95,700    Central Maine Power Co.                         1,830,263
      91,700    Central Vermont Public Service                  1,341,112
      49,500    Commonwealth Energy System                      1,881,000
      68,600    Public Service Co. of New Mexico                1,487,763
      54,300    Rochester Gas & Electric Corp.                  1,669,725
      55,600    TNP Enterprises, Inc.                           1,810,475
      92,500    UniSource Energy Corp.(a)                       1,462,656
      47,900    WPS Resources Corp.                             1,499,868
                                                          ---------------
                                                               15,341,180
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (4.3%)
      27,100    DuPont Photomasks, Inc.(a)                      1,154,292
      79,400    HMT Technology Corp.(a)(d)                        923,025
      39,000    Harman International Industries, Inc.           1,659,938
      23,100    Inacom Corp.(a)(d)                                749,307
     101,300    Powell Industries, Inc.(a)                      1,215,600
     107,600    SymmetriCom, Inc.(a)                              679,225
                                                          ---------------
                                                                6,381,387
                                                          ---------------
FABRICATED METAL PRODUCTS (2.6%)
      19,700    Alliant Techsystems, Inc.(a)                    1,270,650
      40,900    Nortek, Inc.(a)                                 1,257,675
      67,600    Wyman-Gordon Co.(a)(d)                          1,343,550
                                                          ---------------
                                                                3,871,875
                                                          ---------------
FOOD STORES (0.8%)
      96,400    Ingles Markets, Inc.                            1,205,000
                                                          ---------------
GENERAL MERCHANDISE STORES (1.2%)
      87,700    Homebase, Inc.(d)                                 761,894
      28,200    Shopko Stores, Inc.(a)                            983,475
                                                          ---------------
                                                                1,745,369
                                                          ---------------
HEALTH SERVICES (2.2%)
      56,200    Genesis Health Ventures, Inc.(a)(d)             1,422,563
      49,700    Integrated Health Services, Inc.(d)             1,848,219
                                                          ---------------
                                                                3,270,782
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (3.6%)
      56,500    Ampco Pittsburgh Corp.                            833,375
      89,300    Auspex Systems, Inc.(a)                           496,731
      37,700    DT Industries, Inc.                             1,092,123
      46,000    Data General Corp.(a)(d)                          701,500

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                SMALL COMPANY VALUE PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)

      41,760    Gleason Corp.                             $     1,234,531
      39,700    Tractor Supply Co.(a)                             957,762
                                                          ---------------
                                                                5,316,022
                                                          ---------------
INSURANCE CARRIERS (8.5%)
      68,600    ARM Financial Group, Inc.                       1,402,012
      68,400    Acceptance Insurance Cos., Inc.(a)              1,573,200
      40,900    Farm Family Holdings, Inc.(a)                   1,674,343
      58,200    Frontier Insurance Group, Inc.(d)               1,425,900
      78,700    HCC Insurance Holdings, Inc.(d)                 1,682,212
      61,700    Nymagic, Inc.                                   1,804,725
      45,599    PXRE Corp.                                      1,436,368
      81,600    Symons International Group, Inc.(a)             1,509,600
                                                          ---------------
                                                               12,508,360
                                                          ---------------
MACHINERY (0.8%)
      69,900    Global Industrial Technologies, Inc.(a)         1,183,931
                                                          ---------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (3.4%)
      69,900    ADAC Laboratories(a)                            1,389,263
      34,000    CONMED Corp.(a)                                   718,250
      46,600    Esterline Technologies Corp.(a)                 1,001,900
      36,289    Invacare Corp.                                    957,123
      31,400    Tech-Sym Corp.(a)                                 908,639
                                                          ---------------
                                                                4,975,175
                                                          ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (1.2%)
      85,900    K2, Inc.                                        1,718,000
                                                          ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (1.6%)
     132,900    Arkansas Best Corp.(a)                          1,295,775
      56,500    Roadway Express, Inc.                           1,062,906
                                                          ---------------
                                                                2,358,681
                                                          ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (2.2%)
     120,917    Consumer Portfolio Services, Inc.(a)(d)         1,435,889
     118,100    Southern Pacific Funding Corp.(a)(d)            1,815,787
                                                          ---------------
                                                                3,251,676
                                                          ---------------
OIL & GAS EXTRACTION (2.6%)
      20,200    Devon Energy Corp.                                741,088
      38,900    Giant Industries, Inc.                            731,806
      27,900    SEACOR SMIT, Inc.(a)(d)                         1,632,150
      40,300    Vintage Petroleum, Inc.                           730,438
                                                          ---------------
                                                                3,835,482
                                                          ---------------
PERSONAL SERVICES (1.0%)
      68,372    Angelica Corp.                                  1,538,370
                                                          ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (0.6%)
      43,000    Tesoro Petroleum Corp.(a)                         830,438
                                                          ---------------
PRIMARY METAL INDUSTRIES (8.5%)
      76,900    AK Steel Holding Corp.                          1,432,262
      28,700    Carpenter Technology Corp.                      1,521,100
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                SMALL COMPANY VALUE PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
PRIMARY METAL INDUSTRIES (continued)

      49,100    Chase Industries, Inc.(a)                 $     1,519,032
      39,646    Citation Corp.(a)                                 758,230
      80,800    Intermet Corp.                                  1,575,600
      34,100    Lone Star Technologies, Inc.(a)                   647,900
      77,100    National Steel Corp.                            1,214,325
      70,000    RMI Titanium Co.(a)(d)                          1,500,625
      19,600    Texas Industries, Inc.                          1,163,750
      51,600    Titanium Metals Corp.(d)                        1,254,525
                                                          ---------------
                                                               12,587,349
                                                          ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (2.2%)
      39,300    Bowne & Co., Inc.                               1,682,532
      35,400    Media General, Inc.                             1,628,400
                                                          ---------------
                                                                3,310,932
                                                          ---------------
TEXTILE MILL PRODUCTS (0.6%)
      23,800    Oxford Industries, Inc.                           830,025
                                                          ---------------
TRANSPORTATION EQUIPMENT (0.7%)
      36,600    TransTechnology Corp.                             988,200
                                                          ---------------
WHOLESALE TRADE--DURABLE GOODS (1.5%)
      60,000    Associated Materials Inc.(a)                      930,000
      43,500    Commercial Metals Co.                           1,334,906
                                                          ---------------
                                                                2,264,906
                                                          ---------------
WHOLESALE TRADE--NONDURABLE GOODS (4.2%)
      50,000    Burlington Coat Factory Warehouse               1,003,125
      71,700    Nash-Finch Co.                                  1,209,937
      80,800    Performance Food Group Co.(a)                   1,515,000
      89,000    Standard Commercial Corp.(a)                      990,125
      38,700    Universal Corp.                                 1,453,669
                                                          ---------------
                                                                6,171,856
                                                          ---------------

TOTAL COMMON STOCKS
  (COST $128,734,013)                                         143,854,918
                                                          ---------------
TIME DEPOSITS (2.5%)
   3,666,930    PNC Bank, NA Nassau, 5.66%, 6/1/98 (cost
                  $3,666,930)                                   3,666,930
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $132,400,943)            $   147,521,848
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                     SMALL COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------
COMMON STOCKS (98.1%)
APPAREL & ACCESSORY STORES (3.6%)
     435,000    Just For Feet, Inc.(a)                    $     9,542,812
     291,000    North Face, Inc.(a)                             7,220,437
     323,200    Stage Stores, Inc.(a)                          15,069,200
                                                          ---------------
                                                               31,832,449
                                                          ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(4.3%)
     478,400    Nautica Enterprises, Inc.(a)                   13,993,200

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               SMALL COMPANY GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS (continued)

     164,400    Tommy Hilfiger Corp.(a)                   $    11,055,900
     321,100    Warnaco Group, Inc., Class A                   13,245,375
                                                          ---------------
                                                               38,294,475
                                                          ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
DEALERS (1.0%)
     312,500    Central Garden & Pet Co.(a)                     9,238,282
                                                          ---------------
BUSINESS SERVICES (10.2%)
     163,100    ATL Ultrasound, Inc.                            7,390,469
     190,700    Autodesk, Inc.                                  8,104,750
     211,800    Legato Systems, Inc.                            6,062,776
     385,700    Platinum Technology, Inc.(a)                   10,558,537
     278,700    Rental Service Corp.(a)                         7,228,781
     327,500    Select Appointments Holdings Public Ltd.
                  Co.                                           9,456,562
     355,100    Snyder Communications, Inc.(a)                 14,314,968
     591,700    Symantec Corp.(a)                              14,126,837
     339,000    Synopsys, Inc.(a)                              14,555,813
                                                          ---------------
                                                               91,799,493
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (9.8%)
     245,300    Agouron Pharmaceuticals, Inc.                   8,340,200
     514,400    Alkermes, Inc.(a)                              11,252,500
      54,800    Axogen Ltd.(a)                                  3,178,400
     215,000    Barr Laboratories, Inc.(a)                      8,774,688
     243,900    Biovail Corp. International(a)                  8,277,356
     199,444    Elan Corp. plc ADR(a)                          12,203,480
     541,800    Genzyme Corp.                                  14,831,775
      40,000    North American Vaccine, Inc.(a)                   782,500
     238,400    Protein Design Labs, Inc.(a)                    5,989,800
     332,800    Sepracor, Inc.(a)                              14,310,400
                                                          ---------------
                                                               87,941,099
                                                          ---------------
COMMUNICATIONS (2.3%)
     387,200    Electric Lightwave, Inc.(a)                     5,275,600
     823,100    Western Wireless Corp.(a)                      15,227,350
                                                          ---------------
                                                               20,502,950
                                                          ---------------
CONTAINERS (0.7%)
     272,900    Ivex Packaging Corp.(a)                         6,327,868
                                                          ---------------
DOMESTIC DEPOSITORY INSTITUTIONS (3.4%)
     437,000    Golden State Bancorp, Inc.(a)                  16,742,563
     810,700    Independence Community Bank Corp.(a)           14,085,912
                                                          ---------------
                                                               30,828,475
                                                          ---------------
EATING & DRINKING PLACES (3.1%)
     444,300    Apple South, Inc.                               5,831,438
     467,000    Buffets, Inc.(a)                                7,617,937
     478,300    Foodmaker, Inc.(a)                              8,071,312
     271,300    Landry's Seafood Restaurants, Inc.(a)           6,146,655
                                                          ---------------
                                                               27,667,342
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               SMALL COMPANY GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (5.1%)
     150,200    ATMI, Inc.(a)                             $     2,722,375
     355,000    American Power Conversion Corp.(a)             10,650,000
     439,800    Artesyn Technologies, Inc.(a)                   7,215,490
      90,400    Benchmark Electronics, Inc.                     1,824,950
      94,800    CTS Corp.                                       2,962,500
     182,100    Micrel, Inc.                                    5,696,325
     377,700    Xilink, Inc.(a)                                14,364,423
                                                          ---------------
                                                               45,436,063
                                                          ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (1.5%)
     323,200    Core Laboratories N.V.                          8,544,601
     593,000    Medaphis Corp.(a)                               4,447,500
                                                          ---------------
                                                               12,992,101
                                                          ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT
(1.3%)
     205,500    Tower Automotive, Inc.(a)                       9,645,657
     108,600    Metals USA, Inc.(a)                             2,009,100
                                                          ---------------
                                                               11,654,757
                                                          ---------------
HEALTH SERVICES (3.5%)
     498,304    Quorum Health Group, Inc.                      14,980,143
      54,366    SonoSight, Inc.(a)                                366,970
     522,633    Total Renal Care Holdings, Inc.                16,038,301
                                                          ---------------
                                                               31,385,414
                                                          ---------------
HOLDING & OTHER INVESTMENT OFFICES (1.8%)
     244,900    Capital Automotive                              3,520,437
     355,000    Chastain Capital Corp.(a)                       4,925,625
     349,600    Consolidation Capital Corp.(a)                  7,713,050
                                                          ---------------
                                                               16,159,112
                                                          ---------------
HOSPITAL SUPPLY (0.7%)
     286,600    Maxxim Medical, Inc.(a)                         6,699,276
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (3.9%)
     494,400    Pentair, Inc.                                  21,691,800
     113,000    SPS Technologies, Inc.                          6,624,625
     414,300    Xircom, Inc.(a)                                 6,499,331
                                                          ---------------
                                                               34,815,756
                                                          ---------------
INSURANCE CARRIERS (1.5%)
     340,200    Everest Reinsurance Holdings, Inc.             13,225,275
                                                          ---------------
MISCELLANEOUS REPAIR SERVICES (0.6%)
     174,300    World Access, Inc.(a)                           5,468,663
                                                          ---------------
MISCELLANEOUS RETAIL (3.3%)
     312,900    CSK Auto Corp.(a)                               8,409,188
     378,000    Borders Group, Inc.(a)                         11,718,000
     236,400    Tech Data Corp.(a)                              9,603,750
                                                          ---------------
                                                               29,730,938
                                                          ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               SMALL COMPANY GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (1.8%)
     378,651    Swift Transportation, Inc.                $     8,424,963
     247,600    USFreightways Corp.                             7,799,400
                                                          ---------------
                                                               16,224,363
                                                          ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (3.5%)
     415,000    American Capital Strategies Ltd.                9,778,438
     228,000    First Sierra Financial, Inc.(a)                 5,543,250
     329,900    Heller Financial, Inc.(a)                       9,195,963
     414,900    UniCapital Corp.(a)                             7,208,888
                                                          ---------------
                                                               31,726,539
                                                          ---------------
OIL & GAS EXTRACTION (8.9%)
     327,100    Apache Corp.                                   11,182,731
     232,000    Cooper Cameron Corp.                           13,804,000
     199,900    Dawson Production Services, Inc.(a)             2,223,887
     260,500    Global Industries Ltd.                          5,551,906
     496,200    Marine Drilling Co., Inc.(a)                    9,334,762
     346,100    Noble Drilling Corp.(a)                        10,209,950
     472,800    Parker Drilling Co.(a)                          3,989,250
     328,600    R & B Falcon Corp.(a)                           9,426,712
     303,600    Rowan Cos., Inc.(a)                             7,760,775
     176,100    Santa Fe International Corp.                    6,141,488
                                                          ---------------
                                                               79,625,461
                                                          ---------------
PRIMARY METAL INDUSTRIES (3.0%)
     247,400    Essex International, Inc.(a)                    6,076,763
     574,351    General Cable Corp.                            15,220,276
     233,200    Titanium Metals Corp.                           5,669,675
                                                          ---------------
                                                               26,966,714
                                                          ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (1.4%)
     350,500    Valassis Communications, Inc.(a)               12,333,218
                                                          ---------------
REAL ESTATE (2.0%)
     378,700    Intrawest Corp.                                 7,502,994
     377,100    Newhall Land & Farming Co.                     10,794,487
                                                          ---------------
                                                               18,297,481
                                                          ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (2.2%)
     209,800    EVI Weatherford, Inc.                          10,608,012
     304,700    Standard Products Co.                           8,950,562
                                                          ---------------
                                                               19,558,574
                                                          ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (1.2%)
     305,400    Amresco, Inc.(a)                               10,307,250
                                                          ---------------
TRANSPORTATION EQUIPMENT (4.8%)
     382,350    AAR Corp.                                      10,108,378
     352,900    Gulfstream Aerospace Corp.(a)                  14,998,250
     200,200    Hayes Lemmerz International, Inc.(a)            7,845,337
     375,300    Wabash National Corp.                           9,734,343
                                                          ---------------
                                                               42,686,308
                                                          ---------------
TRANSPORTATION SERVICES (0.8%)
     176,300    Coach USA, Inc.(a)                              7,591,919
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               SMALL COMPANY GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

WATER TRANSPORTATION (0.9%)
     196,900    Sea Containers, Ltd.                      $     7,962,144
                                                          ---------------
WHOLESALE TRADE--DURABLE GOODS (4.6%)
     537,000    CHS Electronics, Inc.                          10,672,875
     225,700    HA-LO Industries, Inc.(a)                       6,982,593
     570,100    ITEQ, Inc.(a)                                   6,769,937
     446,500    PSS World Medical, Inc.(a)                      5,581,250
     205,600    Reliance Steel & Aluminum Co.                   7,851,351
     190,500    West Marine, Inc.(a)                            3,655,218
                                                          ---------------
                                                               41,513,224
                                                          ---------------
WHOLESALE TRADE--NONDURABLE GOODS (1.4%)
     282,200    Daisytek International Corp.                    7,196,100
     162,700    National-Oilwell, Inc.                          5,684,332
                                                          ---------------
                                                               12,880,432
                                                          ---------------

TOTAL COMMON STOCKS
  (COST $738,072,386)                                         879,673,415
                                                          ---------------
TIME DEPOSITS (1.9%)
  16,802,411    PNC Bank, N.A. Nassau, 5.66%, 6/1/98
                  (cost $16,802,411)                           16,802,411
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $754,874,797)            $   896,475,826
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                         INTERNATIONAL PORTFOLIO
-----------------------------------------------------------------
STOCKS & WARRANTS (91.1%)
AUSTRALIA (2.2%)
COMMON STOCKS
     920,000    Australia & New Zealand Banking Group
                  Ltd.                                    $     6,534,385
     326,000    Brambles Industries Ltd.                        6,615,558
     451,789    Broken Hill Proprietary Co. Ltd.                3,871,022
     327,000    Telstra Corp.                                     770,086
     521,000    Woodside Petroleum Ltd.                         2,995,603
                                                          ---------------
                                                               20,786,654
                                                          ---------------
AUSTRIA (0.8%)
PREFERRED STOCK
      43,250    Bank Austria AG(d)                              3,885,464
      42,890    Bank Austria AG(d)                              3,836,027
                                                          ---------------
                                                                7,721,491
                                                          ---------------
BELGIUM (1.1%)
COMMON STOCKS
      11,498    Grupo Bruxelles Lambert                         2,528,374
     119,140    IPSO-Industrial Laundry Group                   8,430,215
                                                          ---------------
                                                               10,958,589
                                                          ---------------
DENMARK (1.8%)
COMMON STOCKS
     232,650    International Service System A/S               11,989,266

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   INTERNATIONAL PORTFOLIO (continued)
-----------------------------------------------------------------

DENMARK (continued)
COMMON STOCKS (continued)

      60,560    Unidanmark A/S                            $     4,895,305
                                                          ---------------
                                                               16,884,571
                                                          ---------------
FINLAND (0.3%)
COMMON STOCKS
     129,800    Rauma Group(d)                                  2,683,204
                                                          ---------------
FRANCE (8.8%)
COMMON STOCKS
      54,580    Accor SA                                       14,970,545
      38,990    Canal Plus                                      7,077,479
      68,018    Compagnie Generale des Eaux                    13,665,447
      95,975    Elf Aquitaine                                  13,330,752
      39,570    Groupe Danone                                  10,655,090
      27,920    Legrand SA                                      7,700,074
     155,000    METALEUROP, SA                                  1,606,272
     126,107    Michelin                                        7,803,171
      23,595    Primagaz Cie                                    2,015,284
           1    Societe Generale                                      267
      32,350    Suez Lyonnaise des Eaux                         5,520,718
                                                          ---------------
                                                               84,345,099
                                                          ---------------
WARRANTS
      55,391    Cie Generale Des Eaux Warrants                     96,286
       2,145    Primagaz Cie                                       25,635
                                                          ---------------
                                                                  121,921
                                                          ---------------
                                                               84,467,020
                                                          ---------------
GERMANY (11.8%)
COMMON STOCKS
      45,500    Allianz AG(d)                                  14,394,211
     301,080    Bayer AG(d)                                    14,405,499
     187,560    Deutsche Bank AG(d)                            16,159,535
     107,660    Hoechst AG                                      5,374,546
      15,760    Mannesmann AG                                  15,425,848
     288,310    Tarkett AG(d)                                  11,320,227
     144,100    Veba AG                                         9,473,031
                                                          ---------------
                                                               86,552,897
                                                          ---------------
PREFERRED STOCK
      47,300    SAP AG(d)                                      26,265,987
                                                          ---------------
                                                              112,818,884
                                                          ---------------
ITALY (4.1%)
COMMON STOCKS
   8,665,350    Banca di Roma(d)                               17,880,174
   1,067,100    Fiat SpA                                        4,780,326
   2,217,742    Telecom Italia SpA(d)                          16,770,665
                                                          ---------------
                                                               39,431,165
                                                          ---------------
JAPAN (13.4%)
COMMON STOCKS
     336,000    Amada Metrecs Co. Ltd.                          2,012,629
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   INTERNATIONAL PORTFOLIO (continued)
-----------------------------------------------------------------

JAPAN (continued)
COMMON STOCKS (continued)

     258,000    Arcland Sakamoto(d)                       $     1,694,368
     120,000    Asahi Bank Ltd.(d)                                451,198
     274,000    Bridgestone Corp.(d)                            6,248,620
     265,650    Credit Saison Co. Ltd.(d)                       5,329,678
     239,000    Dai-Dan Co. Ltd.                                1,310,864
   1,122,000    Dai-Tokyo Fire & Marine Insurance Co.           3,765,236
     319,000    Daiwa House Industry Co. Ltd.                   2,484,040
     674,000    Daiwa Securities                                2,563,404
         847    East Japan Railway Co.                          4,022,126
     151,000    Fuji Photo Film Co.                             5,110,886
      90,000    Glory Ltd.                                      1,627,034
     667,000    Hanshin Electric Railway(d)                     1,978,398
     768,000    Hitachi Ltd.                                    5,060,326
      79,000    Ito-Yokado Co. Ltd.                             3,933,892
     314,000    Japan Airport Terminal Co.                      1,778,876
   2,771,000    Kobe Steel Ltd.(d)                              2,119,770
      33,000    Kyocera Corp.                                   1,609,930
      32,000    Mabuchi Motor Co.                               2,078,446
     452,000    Matsushita Electric Industrial Co.
                  Ltd.(d)                                       7,078,555
      69,100    Meiko Shokai                                      877,684
     506,000    Mitsubishi Corp.                                3,052,835
     877,000    Mitsubishi Electric Corp.                       2,075,966
     800,000    Mitsui & Co.(d)                                 4,099,159
     230,000    Mitsui Fudosan Co. Ltd.                         1,860,715
     181,000    Murata Manufacturing Co. Ltd.                   5,264,173
      69,600    Nagaileben Co. Ltd.(d)                          1,255,726
     556,000    Oji Paper Co. Ltd.(d)                           2,347,346
     263,000    Omron Corp.                                     3,966,873
      31,300    SMC Corp.(d)                                    2,529,931
      64,000    Secom Ord.                                      3,634,973
     337,000    Showa Shell Sekiyu                              1,529,772
      60,000    Sony Corp.                                      5,066,214
   1,426,000    Sumitomo Metal Industries(d)                    2,212,608
     231,000    Takeda Chemical Ind.                            5,968,175
     840,000    Teijin Ltd.                                     2,533,973
      38,500    Toho Co.                                        4,306,642
     324,000    Tokio Marine & Fire Insurance Co.               3,067,788
     547,000    Toppan Printing Co. Ltd.                        5,968,780
     170,000    Toyota Motor Corp.                              4,208,135
                                                          ---------------
                                                              128,085,744
                                                          ---------------
NETHERLANDS (12.9%)
COMMON STOCKS
     111,140    Aegon NV                                        8,906,247
     407,000    ABN Amro Holdings(d)                            9,865,561
     401,000    Elsevier NV                                     6,247,225
     197,800    Gucci Group(d)                                  8,975,175
     353,125    Heineken NV                                    13,586,463
     674,749    ING Group NV                                   46,380,402
     175,081    Oce NV                                          7,363,667
     200,390    Philips Electronics NV                         19,060,540
     140,000    Xeikon NV(a)(d)                                 3,386,251
                                                          ---------------
                                                              123,771,531
                                                          ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS  (CONCLUDED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   INTERNATIONAL PORTFOLIO (continued)
-----------------------------------------------------------------

NETHERLANDS (continued)

PREFERRED STOCK
       8,400    ING Group NV                              $        38,841
                                                          ---------------
                                                              123,810,372
                                                          ---------------
PORTUGAL (1.9%)
COMMON STOCKS
     260,360    Portugal Telecom                               13,699,393
     177,750    Semapa - Sociedade de Investimento e
                  Gestao SGPS SA                                4,866,325
                                                          ---------------
                                                               18,565,718
                                                          ---------------
SINGAPORE (1.0%)
COMMON STOCKS
     967,000    City Developments Ltd.                          3,494,833
     538,200    Development Bank of Singapore Ltd.(d)           3,247,205
     248,698    Singapore Press Holdings Ltd.                   2,035,346
     261,000    United Overseas Bank Ltd.                       1,021,237
                                                          ---------------
                                                                9,798,621
                                                          ---------------
SPAIN (2.8%)
COMMON STOCKS
      66,000    Banco Popular Espanol SA                        5,242,838
     132,000    Centros Comerciales Pryca SA(d)                 2,420,778
     781,130    Endesa SA                                      18,739,066
                                                          ---------------
                                                               26,402,682
                                                          ---------------
SWEDEN (1.8%)
COMMON STOCKS
     243,000    Atlas Copco AB(d)                               7,183,657
     368,000    Telefonaktiebolaget LM Ericsson "B"
                  Shares                                       10,503,006
                                                          ---------------
                                                               17,686,663
                                                          ---------------
SWITZERLAND (9.6%)
COMMON STOCKS
       9,140    Asea Brown Boveri Ltd.(d)                      15,515,623
       4,830    Alusuisse-Lonza Holding AG(d)                   6,500,541
       2,840    Nestle SA                                       6,094,495
      21,928    Novartis AG                                    37,194,254
         860    Roche Holding AG(d)                             8,861,153
      19,770    Selectra Group                                  4,037,970
      22,160    Zurich Versicherungsgesellschaft(d)            13,863,115
                                                          ---------------
                                                               92,067,151
                                                          ---------------
UNITED KINGDOM (16.8%)
COMMON STOCKS
   1,131,900    Airtours plc                                    8,398,800
     438,000    Allied Domecq plc                               4,360,714
   1,462,000    Asda Group plc                                  4,339,270
     179,900    Barclays plc                                    4,793,813
     811,911    Blue Circle Industries plc                      5,203,542
     522,200    British Airways plc                             5,518,356
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   INTERNATIONAL PORTFOLIO (continued)
-----------------------------------------------------------------

UNITED KINGDOM (continued)
COMMON STOCKS (continued)

     522,000    British Energy plc                        $     4,809,687
     482,300    British Land Co. plc                            5,273,681
     400,000    British Sky Broadcasting Group plc              2,811,481
     322,700    Cable & Wireless plc                            3,646,952
     342,609    Cadbury Schweppes plc                           5,232,441
   1,645,800    David S. Smith Holdings plc                     6,709,883
     267,000    De La Rue plc                                   1,280,138
     360,000    EMI Group plc                                   3,041,095
     429,600    Enterprise Oil plc                              3,975,830
     161,800    HSBC Holdings plc                               4,221,787
     185,300    Johnson Matthey plc                             1,862,972
     334,600    Kingfisher plc                                  5,920,435
   1,012,300    LASMO plc                                       4,787,459
     530,000    Lloyds TSB Group plc                            7,688,111
   1,139,000    LucasVarity plc                                 5,015,168
   1,263,900    MFI Furniture plc                               1,648,923
     208,000    Marks & Spencer plc                             1,852,055
      36,220    National Westminster Bank plc                     660,962
   1,483,000    Pilkington Brothers plc                         3,555,136
     389,420    Prudential Corp. plc                            5,169,405
     584,243    Rank Group plc                                  3,401,413
     199,000    Rio Tinto plc                                   2,484,256
   1,395,730    Rolls-Royce plc                                 6,640,643
     243,596    Standard Chartered plc                          3,023,102
     309,200    Tesco plc                                       2,712,812
     371,405    Tibbett & Britten Group plc                     3,591,701
     443,844    United News & Media plc                         6,373,199
   1,065,074    Vodafone Group plc                             11,689,412
     580,100    Williams Holdings plc                           4,162,491
      99,000    Zeneca Group plc                                4,018,445
                                                          ---------------
                                                              159,875,570
                                                          ---------------

TOTAL STOCKS, WARRANTS & RIGHTS (COST $669,127,444)           872,044,099
                                                          ---------------
CASH MANAGEMENT ACCOUNTS (4.9%)
  46,779,038    Treasury Fund (cost $46,779,038)               46,779,038
                                                          ---------------
CERTIFICATES OF DEPOSIT (4.0%)
  17,000,000    Barclays Bank, 5.48%, 7/2/98                   17,000,000
   6,000,000    Deutsche Bank, 5.47%, 6/22/98                   6,000,000
  15,000,000    Morgan Guaranty, 5.48%, 6/2/98                 15,000,000
                                                          ---------------

TOTAL CERTIFICATES OF DEPOSIT (COST $38,000,000)               38,000,000
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $753,906,482)            $   956,823,137
                                                          ---------------
                                                          ---------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT
CONTRACT TO SELL

EXPIRATION                              UNDERLYING FACE   UNREALIZED
   DATE       CURRENCY       UNITS      AMOUNT OF VALUE  APPRECIATION
----------  ------------  ------------  ---------------  ------------
 6/19/98    Japanese Yen  3,000,000,000   ($21,649,500)   $1,769,338

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 NOTES TO SCHEDULES OF INVESTMENTS                                  MAY 31, 1998

--------------------------------------------------------------------------------

(a) Non-income producing security

(b) Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to 4(2) of the Securities Act of 1933, as amended. The Board of Trustees has deemed these securities to be liquid at May 31, 1998

(c) During the year June 1, 1997 through May 31, 1998, Index Portfolio purchased 20,000 shares of Norwest Corp

(d) Part or all of this investment on loan, see Note 7 of Notes to Financial Statements

(e) The Portfolios have invested in a joint repurchase agreement. The following represents the collateral on the BancAmerica Robertson Stephens joint repurchase agreement: Collateralized by $136,000,000 FNMA Discount Notes, 5.41% to 5.43%, 1998; $85,000,000 FHLMC Discount Notes, 5.43% to 5.45%,
    1998; $13,960,000 FFCB Discount Notes, 5.42%, 1998; $119,000,000 FHLB
    Discount Notes, 5.37% to 5.38%, 1998; $30,000,000 FNMA Agency Notes, 6.05%,
    3/12/01; $9,275,000 FHLB Agency Notes, 5.51%, 2/6/01 and $20,250,000 FHLB
    Agency Notes, 5.71%, 3/19/03, with a total market value of $408,309,000.

(f) At May 31, 1998, $1,410,000 of U.S. Treasury Bills, 4/29/99, with a market value of $1,343,552, were pledged to cover margin requirements fo open future contracts

(g) At May 31, 1998, $190,000 of U.S. Treasury Bills, 10/08/98, with a market value of $186,582 and $50,000 of U.S. Treasury Bills, 4/29,99, with a market value of $47,634, were pledged to cover margin requirements for open futures contracts

                                 ABBREVIATIONS
--------------------------------------------------------------------------------

ADR       American Depositary Receipts
AFC       Allmerica Financial Corporation
AMBAC     American Municipal Bond Assurance Corporation
ARM       Adjustable Rate Mortgage
EQCC      EquiCredit Corporation
FAMC      Federal Agricultural Mortgage Corporation
FFCB      Federal Farm Credit Bank
FHLB      Federal Home Loan Bank
FHLMC     Federal Home Loan Mortgage Corporation
FNMA      Federal National Mortgage Association
FSA       Financial Security Assurance, Inc.
GMAC      General Motors Acceptance Corporation
GNMA      Government National Mortgage Association
HCLT      Household Consumer Loan Trust
MLMI      Merrill Lynch Mortgage Investors
MNB       Maryland National Bank
PRAT      Premier Auto Trust
RFMSI     Residential Funding Mortgage Security I
RTC       Resolution Trust Corporation
RV        Revenue Bonds
SBA       Small Business Administration
SD        School District
V/R       Variable rate

See Notes to Financial Statements                          CORE TRUST (DELAWARE)

                 (This page has been left blank intentionally.)

                             SCHRODER CAPITAL FUNDS
                                 ANNUAL REPORT
                                  MAY 31, 1998
                   SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
                        SCHRODER GLOBAL GROWTH PORTFOLIO
                           SCHRODER EM CORE PORTFOLIO

 REPORT OF INDEPENDENT ACCOUNTANTS                                  MAY 31, 1998

--------------------------------------------------------------------------------

         To Trustees and Investors of Schroder Capital Funds

         In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of three portfolios of Schroder Capital Funds: Schroder U.S. Smaller Companies Portfolio, Schroder Global Growth Portfolio and Schroder EM Core Portfolio (collectively the "Portfolios"), at May 31, 1998, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles. These financial statements and financial highlights (herein referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1998, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

         PricewaterhouseCoopers LLP
         Boston, Massachusetts
         July 21, 1998

                                                          SCHRODER CAPITAL FUNDS

 STATEMENTS OF ASSETS AND LIABILITIES                               MAY 31, 1998

--------------------------------------------------------------------------------

                                                      SCHRODER       SCHRODER
                                                    U.S. SMALLER      GLOBAL        SCHRODER
                                                      COMPANIES       GROWTH        EM CORE
                                                      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                    -------------   -----------   ------------
ASSETS:
  Investments (Note 2):
    Investments at cost...........................  $292,812,680    $2,333,587    $ 26,482,507
    Net unrealized appreciation (depreciation)....    39,290,499       216,577      (2,346,374)
                                                    -------------   -----------   ------------
TOTAL INVESTMENTS AT VALUE........................   332,103,179     2,550,164      24,136,133

  Cash and cash equivalents (Note 2)..............    19,665,550       604,726       2,606,408
  Receivable for securities sold..................     5,128,850             -          71,010
  Receivable for forward foreign currency
    contracts, net (Note 2).......................             -         6,062               -
  Receivable from administrator (Notes 3 and 6)...             -        71,973
  Receivable for dividends, tax reclaims and
    interest......................................       140,278         7,886         139,532
  Organization costs, net of amortization (Note
    2)............................................        16,078           851             859
                                                    -------------   -----------   ------------
TOTAL ASSETS......................................   357,053,935     3,241,662      26,953,942
                                                    -------------   -----------   ------------

LIABILITIES:
  Payable for securities purchased................       975,262         8,947         131,306
  Payable to adviser (Note 3).....................       184,522             -          13,351
  Payable to other related parties (Note 3).......        90,730        69,209          78,277
  Accrued expenses and other liabilities..........             -           974             973
                                                    -------------   -----------   ------------
TOTAL LIABILITIES.................................     1,250,514        79,130         223,907
                                                    -------------   -----------   ------------
NET ASSETS........................................  $355,803,421    $3,162,532    $ 26,730,035
                                                    -------------   -----------   ------------
                                                    -------------   -----------   ------------

See Notes to Financial Statements.                        SCHRODER CAPITAL FUNDS

 STATEMENTS OF OPERATIONS                      FOR THE PERIOD ENDED MAY 31, 1998

--------------------------------------------------------------------------------

                                                                                          SCHRODER U.S.        SCHRODER
                                                                                        SMALLER COMPANIES    GLOBAL GROWTH
                                                                                            PORTFOLIO        PORTFOLIO(A)
                                                                                       -------------------  ---------------
INVESTMENT INCOME:
  Dividend income(c).................................................................      $ 1,309,477         $  15,815
  Interest income....................................................................          709,293            17,416
                                                                                       -------------------  ---------------
TOTAL INVESTMENT INCOME..............................................................        2,018,770            33,231
                                                                                       -------------------  ---------------
EXPENSES:
  Advisory (Note 3)..................................................................        1,419,439             8,177
  Administration (Note 3)............................................................               --             2,453
  Subadministration (Note 3).........................................................          177,430            15,685
  Interestholder recordkeeping (Note 3)..............................................           12,241             7,614
  Custody............................................................................           30,609            17,419
  Accounting (Note 3)................................................................           40,000            37,742
  Legal..............................................................................           31,723               342
  Audit..............................................................................           34,169            17,550
  Trustees' fees.....................................................................            6,999                60
  Amortization of organization costs (Note 2)........................................            5,017               123
  Miscellaneous......................................................................           26,575             3,783
                                                                                       -------------------  ---------------
TOTAL EXPENSES.......................................................................        1,784,202           110,948

  Fees waived and expenses reimbursed (Note 6).......................................                -           (97,061)
                                                                                       -------------------  ---------------
NET EXPENSES.........................................................................        1,784,202            13,887
                                                                                       -------------------  ---------------
NET INVESTMENT INCOME (LOSS).........................................................          234,568            19,344
                                                                                       -------------------  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
Net Realized Gain (Loss) from:
  Securities.........................................................................        6,355,034           (34,123)
  Foreign currency...................................................................                -             3,791
                                                                                       -------------------  ---------------
      Net Realized Gain (Loss) from Investments......................................        6,355,034           (30,332)
Net Change in Unrealized Appreciation (Depreciation) from:
  Securities.........................................................................       28,258,572           216,577
  Foreign currency...................................................................                -             6,630
                                                                                       -------------------  ---------------
      Net Change in Unrealized Appreciation (Depreciation) from Investments..........       28,258,572           223,207
                                                                                       -------------------  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS.............................       34,613,606           192,875
                                                                                       -------------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS......................      $34,848,174         $ 212,219
                                                                                       -------------------  ---------------
                                                                                       -------------------  ---------------
(a) Commenced operations on October 15, 1997.
(b) Commenced operations on October 30, 1997.
(c) Net of unrecoverable foreign withholding taxes of................................  $             -      $      2,363

                                                                                         SCHRODER
                                                                                          EM CORE
                                                                                       PORTFOLIO(B)
                                                                                       -------------
INVESTMENT INCOME:
  Dividend income(c).................................................................   $   282,910
  Interest income....................................................................       153,053
                                                                                       -------------
TOTAL INVESTMENT INCOME..............................................................       435,963
                                                                                       -------------
EXPENSES:
  Advisory (Note 3)..................................................................       155,546
  Administration (Note 3)............................................................        15,555
  Subadministration (Note 3).........................................................        14,658
  Interestholder recordkeeping (Note 3)..............................................         7,208
  Custody............................................................................       105,578
  Accounting (Note 3)................................................................        40,323
  Legal..............................................................................         3,435
  Audit..............................................................................        20,250
  Trustees' fees.....................................................................           599
  Amortization of organization costs (Note 2)........................................           115
  Miscellaneous......................................................................         7,532
                                                                                       -------------
TOTAL EXPENSES.......................................................................       370,799
  Fees waived and expenses reimbursed (Note 6).......................................      (145,187)
                                                                                       -------------
NET EXPENSES.........................................................................       225,612
                                                                                       -------------
NET INVESTMENT INCOME (LOSS).........................................................       210,351
                                                                                       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
Net Realized Gain (Loss) from:
  Securities.........................................................................      (490,158)
  Foreign currency...................................................................       (28,826)
                                                                                       -------------
      Net Realized Gain (Loss) from Investments......................................      (518,984)
Net Change in Unrealized Appreciation (Depreciation) from:
  Securities.........................................................................    (2,346,374)
  Foreign currency...................................................................          (188)
                                                                                       -------------
      Net Change in Unrealized Appreciation (Depreciation) from Investments..........    (2,346,562)
                                                                                       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS.............................    (2,865,546)
                                                                                       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS......................   $(2,655,195)
                                                                                       -------------
                                                                                       -------------
(a) Commenced operations on October 15, 1997.
(b) Commenced operations on October 30, 1997.
(c) Net of unrecoverable foreign withholding taxes of................................  $     24,069

See Notes to Financial Statements.                        SCHRODER CAPITAL FUNDS

 STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                          SCHRODER U.S.        SCHRODER
                                                                                        SMALLER COMPANIES    GLOBAL GROWTH
                                                                                          PORTFOLIO (a)      PORTFOLIO (b)
                                                                                       -------------------  ---------------
NET ASSETS, AUGUST 15, 1996..........................................................     $           -       $         -
                                                                                       -------------------  ---------------
                                                                                       -------------------  ---------------

OPERATIONS:
  Net investment income (loss).......................................................            22,137                 -
  Net realized gain (loss) from investments sold.....................................           735,049                 -
  Net change in unrealized appreciation (depreciation) from investments..............         2,952,095                 -
                                                                                       -------------------  ---------------
  Net increase (decrease) in net assets resulting from operations....................         3,709,281                 -
                                                                                       -------------------  ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
  Contributions......................................................................        26,247,304                 -
  Withdrawals........................................................................        (1,027,108)                -
                                                                                       -------------------  ---------------
  Net increase (decrease) from transactions in investors' beneficial interests.......        25,220,196                 -
                                                                                       -------------------  ---------------
  Net increase (decrease) in net assets..............................................        28,929,477                 -
                                                                                       -------------------  ---------------

NET ASSETS, OCTOBER 31, 1996.........................................................        28,929,477                 -
                                                                                       -------------------  ---------------
OPERATIONS:
  Net investment income (loss).......................................................            77,349                 -
  Net realized gain (loss) from investments sold.....................................         2,311,789                 -
  Net change in unrealized appreciation (depreciation) from investments..............         8,079,833                 -
                                                                                       -------------------  ---------------
  Net increase (decrease) in net assets resulting from operations....................        10,468,971                 -
                                                                                       -------------------  ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
  Contributions......................................................................        69,106,539                 -
  Withdrawals........................................................................        (5,119,729)                -
                                                                                       -------------------  ---------------
  Net increase (decrease) from transactions in investors' beneficial interests.......        63,986,810                 -
                                                                                       -------------------  ---------------
  Net increase (decrease) in net assets..............................................        74,455,781                 -
                                                                                       -------------------  ---------------

NET ASSETS, MAY 31, 1997.............................................................       103,385,258                 -
                                                                                       -------------------  ---------------
OPERATIONS:
  Net investment income (loss).......................................................           234,568            19,344
  Net realized gain (loss) from investments sold.....................................         6,355,034           (30,332)
  Net change in unrealized appreciation (depreciation) from investments..............        28,258,572           223,207
                                                                                       -------------------  ---------------
  Net increase (decrease) in net assets resulting from operations....................        34,848,174           212,219
                                                                                       -------------------  ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
  Contributions......................................................................       228,163,060         3,070,201
  Withdrawals........................................................................       (10,593,071)         (119,888)
                                                                                       -------------------  ---------------
  Net increase (decrease) from transactions in investors' beneficial interests.......       217,569,989         2,950,313
                                                                                       -------------------  ---------------
  Net increase (decrease) in net assets..............................................       252,418,163         3,162,532
                                                                                       -------------------  ---------------

NET ASSETS, MAY 31, 1998.............................................................     $ 355,803,421       $ 3,162,532
                                                                                       -------------------  ---------------
                                                                                       -------------------  ---------------

                                                                                         SCHRODER
                                                                                          EM CORE
                                                                                       PORTFOLIO(c)
                                                                                       -------------
NET ASSETS, AUGUST 15, 1996..........................................................   $         -
                                                                                       -------------
                                                                                       -------------
OPERATIONS:
  Net investment income (loss).......................................................             -
  Net realized gain (loss) from investments sold.....................................             -
  Net change in unrealized appreciation (depreciation) from investments..............             -
                                                                                       -------------
  Net increase (decrease) in net assets resulting from operations....................             -
                                                                                       -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
  Contributions......................................................................
  Withdrawals........................................................................             -
                                                                                       -------------
  Net increase (decrease) from transactions in investors' beneficial interests.......             -
                                                                                       -------------
  Net increase (decrease) in net assets..............................................             -
                                                                                       -------------
NET ASSETS, OCTOBER 31, 1996.........................................................             -
                                                                                       -------------
OPERATIONS:
  Net investment income (loss).......................................................             -
  Net realized gain (loss) from investments sold.....................................             -
  Net change in unrealized appreciation (depreciation) from investments..............             -
                                                                                       -------------
  Net increase (decrease) in net assets resulting from operations....................             -
                                                                                       -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
  Contributions......................................................................
  Withdrawals........................................................................
                                                                                       -------------
  Net increase (decrease) from transactions in investors' beneficial interests.......             -
                                                                                       -------------
  Net increase (decrease) in net assets..............................................             -
                                                                                       -------------
NET ASSETS, MAY 31, 1997.............................................................             -
                                                                                       -------------
OPERATIONS:
  Net investment income (loss).......................................................       210,351
  Net realized gain (loss) from investments sold.....................................      (518,984)
  Net change in unrealized appreciation (depreciation) from investments..............    (2,346,562)
                                                                                       -------------
  Net increase (decrease) in net assets resulting from operations....................    (2,655,195)
                                                                                       -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
  Contributions......................................................................    39,419,804
  Withdrawals........................................................................   (10,034,574)
                                                                                       -------------
  Net increase (decrease) from transactions in investors' beneficial interests.......    29,385,230
                                                                                       -------------
  Net increase (decrease) in net assets..............................................    26,730,035
                                                                                       -------------
NET ASSETS, MAY 31, 1998.............................................................   $26,730,035
                                                                                       -------------
                                                                                       -------------

(a) Commenced operations on August 15, 1996.
(b) For the period October 15, 1997 (commencement of operations) through May 31, 1998.
(c) For the period October 30, 1997 (commencement of operations) through May 31, 1998.

See Notes to Financial Statements.                        SCHRODER CAPITAL FUNDS

  FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                        RATIO TO AVERAGE
                                                         NET ASSETS (a)
                                          ---------------------------------------------
                                               NET                                                           AVERAGE
                                           INVESTMENT                         GROSS         PORTFOLIO      COMMISSION
                                          INCOME (LOSS)   NET EXPENSES      EXPENSES      TURNOVER RATE     RATE (b)
                                          -------------   -------------   -------------   -------------   -------------
 SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
  June 1, 1997 to May 31, 1998..........       0.10%           0.75%           0.75%          54.98%        $0.0582
  November 1, 1996 to May 31, 1997......       0.22%           0.85%           0.95%          34.45%         0.0584
  August 15, 1996(c) to October 31,
    1996................................       0.50%           0.85%           1.31%          17.30%         0.0562
 SCHRODER GLOBAL GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
  October 15, 1997(c) to May 31, 1998...       1.18%           0.85%           6.81%          13.82%        $0.0355
 SCHRODER EM CORE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
  October 30, 1997(c) to May 31, 1998...       1.35%           1.45%           2.38%          22.97%        $0.0039

(a) Annualized.

(b) Amount represents the average commission per share paid to brokers on the purchase and sale of equity securities on which commissions are charged.

(c) Commencement of operations.

See Notes to Financial Statements.                        SCHRODER CAPITAL FUNDS

 NOTES TO FINANCIAL STATEMENTS                                      MAY 31, 1998

--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Schroder Capital Funds ("Schroder Core") was organized as a Delaware business trust on September 7, 1995. Schroder Core, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the "Act"), currently has eight investment portfolios. Included in this report are Schroder U.S. Smaller Companies Portfolio, Schroder Global Growth Portfolio and Schroder EM Core Portfolio (each a "Portfolio" and collectively the "Portfolios"). Schroder U.S. Smaller Companies Portfolio is a diversified portfolio that commenced operations on August 15, 1996. Schroder Global Growth Portfolio and Schroder EM Core Portfolio are non-diversified portfolios that commenced operations on October 15, 1997 and October 30, 1997, respectively. Under its Trust Instrument, Schroder Core is authorized to issue an unlimited number of interests without par value. Interests in the Portfolios are sold in private placement transactions without any sales charges to qualified investors, including open-end, management investment companies.

 NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, that require management to make certain estimates and assumptions which affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Portfolios:

SECURITY VALUATION--Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the last sale price on the preceding trading day or at closing mid-market prices. Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, are valued at the most recent reported mid-market price. Prices used for valuations generally are provided by independent pricing services. Domestic short-term investments, having a maturity of 60 days or less, generally are valued at amortized cost which approximates market value. Foreign currency denominated short-term investments are valued at local amortized cost and then translated into U.S. dollars. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Schroder Core Board of Trustees. Fair valued securities represented approximately 1.07% of the Schroder EM Core Portfolio's total investments at May 31, 1998.

CASH EQUIVALENTS--The Portfolios consider all balances and the related interest income in money market sweep vehicles to be cash equivalents.

SECURITY TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date. With respect to dividends on foreign securities, certain instances may arise where a Portfolio is not notified of a dividend until after the ex-dividend date has passed. In these instances a dividend is recorded as soon as the Portfolio is informed of the dividend. Dividend income is recorded net of unrecoverable withholding tax. Interest income, including amortization of discount or premium, is recorded as earned. Identified cost of investments sold is used to determine realized gain and loss for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gain and loss are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.

Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and
(ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Schroder Global Growth Portfolio and Schroder EM Core Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying portfolio against the effect of possible adverse movements in foreign exchange rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on contracts that have terminated by settlement or by the Portfolios entering into offsetting commitments.

REPURCHASE AGREEMENTS--The Portfolios may invest in repurchase agreements. The Portfolios through their custodian, receive delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral at all times. In the event of default, the Portfolios may have difficulties with the disposition of any securities held as collateral.

EXPENSE ALLOCATION--Schroder Core accounts separately for the assets and liabilities and operation of each Portfolio. Expenses that are directly attributable to more than one Portfolio are allocated among the respective Portfolios in proportion to each Portfolio's net assets.

ORGANIZATIONAL COSTS--Costs incurred by each Portfolio in connection with its organization are amortized on a straight line basis over a five-year period.

 NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER--Schroder Capital Management International Inc. ("SCMI") is the investment adviser to each of the Portfolios. Pursuant to an Investment Advisory Agreement, SCMI is entitled to receive from Schroder U.S. Smaller Companies Portfolio, Schroder Global Growth Portfolio and Schroder EM Core Portfolio an annual fee, payable monthly, of 0.60%, 0.50% and 1.00%, respectively, of each Portfolio's average daily net assets.

                                                          SCHRODER CAPITAL FUNDS

 NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          MAY 31, 1998

--------------------------------------------------------------------------------

 NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES (CONTINUED)

ADMINISTRATOR AND SUBADMINISTRATOR--On behalf of the Portfolios, Schroder Core has entered into an Administration Agreement with Schroder Fund Advisors Inc. ("SFA") which entitles SFA to receive from Schroder Global Growth Portfolio and Schroder EM Core Portfolio an annual fee, payable monthly, at a rate of 0.15% and 0.10%, respectively, of each Portfolio's average daily net assets. In addition, Schroder Core has entered into a Subadministration Agreement with Forum Administrative Services, LLC ("FAdS") under which FAdS is entitled to receive from Schroder U.S. Smaller Companies Portfolio, Schroder Global Growth Portfolio and Schroder EM Core Portfolio an annual fee, payable monthly, of 0.075% of each Portfolio's average daily net assets subject to an annual minimum of $25,000.

OTHER SERVICE PROVIDERS--Forum Accounting Services, LLC ("FAcS") performs portfolio accounting services for the Schroder U.S. Smaller Companies Portfolio, Schroder Global Growth Portfolio and Schroder EM Core Portfolio and is entitled to receive compensation for those services in the amounts of $36,000, $60,000 and $60,000 per year, respectively, plus certain other charges, based upon the number and types of portfolio transactions. FAcS also provides interestholder recordkeeping services to the Portfolios for which it receives, from Schroder Core, $12,000 per year per Portfolio plus certain other charges.

 NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sales of securities (excluding short-term securities) for the period ended May 31, 1998 were as follows:

                                               COST OF              PROCEEDS
                                              PURCHASES            FROM SALES
                                          ------------------   ------------------
Schroder U.S. Smaller Companies
 Portfolio..............................  $      321,269,356   $      118,490,742
Schroder Global Growth Portfolio........           2,816,305              448,595
Schroder EM Core Portfolio..............          31,575,645            4,697,232

For federal income tax purposes, the tax basis of investment securities owned, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation as of May 31, 1998 were as follows:

                                                 TAX               UNREALIZED           UNREALIZED        NET APPRECIATION
                                                BASIS             APPRECIATION         DEPRECIATION        (DEPRECIATION)
                                          ------------------   ------------------   ------------------   ------------------
Schroder U.S. Smaller Companies
 Portfolio..............................  $      292,802,767   $      54,156,312    $      14,855,900    $      39,300,412
Schroder Global Growth Portfolio........           2,333,656             359,016              142,508              216,508
Schroder EM Core Portfolio..............          26,526,803           1,321,048            3,711,718           (2,390,670)

 NOTE 5. FEDERAL TAXES

The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Portfolios, regardless of whether such interest, dividends or gain have been distributed by the Portfolios.

Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

                                                          SCHRODER CAPITAL FUNDS

 NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                          MAY 31, 1998

--------------------------------------------------------------------------------

 NOTE 6. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

For the period ended May 31, 1998, Schroder Core's service providers voluntarily waived and/or reimbursed the following fees or expenses:

                                                                                                              EXPENSES
                                                                  FEES WAIVED                                REIMBURSED
                                                        -------------------------------                  ------------------
                                                 SCMI                 SFA                  FADS                 SFA
                                               --------              ------              -------         ------------------
Schroder Global Growth Portfolio........  $            8,177   $            2,453   $           14,458   $          71,973
Schroder EM Core Portfolio..............             142,195                   --                2,992                  --

 NOTE 7. CONCENTRATION OF RISK

Schroder Global Growth Portfolio and Schroder EM Core Portfolio may invest more than 25% of their total assets in issuers located in any one country. To the extent that they do so, the Portfolios are susceptible to a range of factors that could adversely affect that country, including political and economic developments and foreign exchange-rate fluctuations. As a result of investing substantially in one country, the value of a Portfolio's assets may fluctuate more widely than the value of shares of a comparable fund with a lesser degree of geographic concentration. Schroder Global Growth Portfolio and Schroder EM Core Portfolio invest in countries with limited or developing capital markets. Investments in these markets may involve greater risks than investments in more developed markets.

                                                          SCHRODER CAPITAL FUNDS

 SCHEDULES OF INVESTMENTS                                           MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
-----------------------------------------------------------------
COMMON STOCK (93.3%)
BASIC MATERIALS (3.1%)
      98,250    AMCOL International Corp.                 $     1,350,938
     110,200    Ball Corp.                                      4,346,013
      87,500    Ferro Corp.                                     2,504,688
     118,300    Galey & Lord, Inc.(a)                           2,927,925
                                                          ---------------
                                                               11,129,564
                                                          ---------------
CAPITAL GOODS/CONSTRUCTION (6.8%)
      69,800    Aeroquip-Vickers, Inc.                          4,310,150
     159,200    Aftermarket Technology Corp.(a)                 2,726,300
     128,600    Donaldson Co., Inc.                             2,805,088
      58,800    Essex International, Inc.(a)                    1,444,275
      92,200    Harsco Corp.                                    4,022,225
      97,000    Tracor, Inc.(a)                                 3,831,500
     111,400    Triangle Pacific Corp.(a)                       4,915,530
                                                          ---------------
                                                               24,055,068
                                                          ---------------
CONSUMER CYCLICAL (22.7%)
     126,000    800-JR CIGAR, Inc.(a)                           2,504,250
      96,300    American Italian Pasta Co.(a)                   3,454,763
     140,500    Bally Total Fitness Holding Corp.(a)            4,531,125
     102,900    Blyth Industries, Inc.(a)                       3,157,744
      39,200    Ethan Allen Interiors, Inc.                     1,972,250
     175,950    Fossil, Inc.(a)                                 3,403,540
      83,300    Furniture Brands International, Inc.(a)         2,457,350
     124,600    Interface, Inc.                                 4,882,763
     121,900    Knoll, Inc.(a)                                  3,847,472
     138,600    Media Arts Group, Inc.(a)                       2,694,038
     217,900    Musicland Stores Corp.(a)                       3,145,931
      54,000    Pier 1 Imports, Inc.                            1,299,375
     196,200    Pillowtex Corp.                                 9,172,350
      51,337    Promus Hotel Corp.(a)                           2,220,325
     174,600    ResortQuest International, Inc.(a)              2,651,738
      52,450    Robert Half International, Inc.(a)              2,655,281
      84,300    Ross Stores, Inc.                               3,719,738
     188,475    Sonic Corp.(a)                                  3,899,077
      92,400    Stage Stores, Inc.(a)                           4,308,150
     138,000    Stanley Furniture Co., Inc.(a)                  2,794,500
     106,200    Trans World Entertainment Corp.(a)              3,836,475
     102,500    Trendwest Resorts, Inc.(a)                      1,819,375
     188,200    WestPoint Stevens, Inc.(a)                      6,163,550
                                                          ---------------
                                                               80,591,160
                                                          ---------------
CONSUMER STAPLES (5.9%)
      80,800    Earthgrains Co.                                 4,267,250
      57,200    Henry Schein, Inc.(a)                           2,202,200
      76,900    International Home Foods, Inc.(a)               2,085,913
     142,200    Keebler Foods Co.(a)                            4,132,687
      93,600    Landry's Seafood Restaurants, Inc.(a)           2,120,630
      80,100    Richfood Holdings, Inc.                         1,957,444
      69,300    Suiza Foods Corp.(a)                            4,049,717
                                                          ---------------
                                                               20,815,841
                                                          ---------------
ENERGY (6.2%)
      32,600    Atwood Oceanics, Inc.(a)                        1,687,050

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
          SCHRODER U.S. SMALLER COMPANIES PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCK (continued)
ENERGY (continued)

      94,700    B.J. Service Co.(a)                       $     3,095,506
      50,800    Cooper Cameron Corp.(a)                         3,022,600
      85,000    Kuhlman Corp.                                   3,591,250
     178,672    Ocean Energy, Inc.(a)                           3,584,607
      99,300    Tosco Corp.                                     3,152,775
     148,900    Varco International, Inc.(a)                    3,880,705
                                                          ---------------
                                                               22,014,493
                                                          ---------------
FINANCIAL (11.8%)
     182,900    Allied Capital Corp.                            4,435,325
     116,400    AmerUs Life Holdings, Inc.                      3,724,800
      34,600    Annuity & Life Re Holdings(a)                     789,312
      73,800    Bank United Corp.                               3,690,000
      58,200    CMAC Investment Corp.                           3,521,100
      73,975    Commercial Federal Corp.                        2,464,292
      50,200    Cullen/Frost Bankers, Inc.                      2,720,213
      47,200    Duff & Phelps Credit Rating Co.                 2,714,000
      77,700    FBL Financial Group, Inc.                       2,180,455
      65,500    Fremont General Corp.                           3,745,781
      62,600    HealthCare Financial Partners, Inc.(a)          3,075,225
      80,600    Mutual Risk Management Ltd.                     2,826,038
      89,150    North Fork BanCorp, Inc.                        2,145,172
      82,639    Patriot American Hospitality, Inc.              1,978,176
      99,900    Waddell & Reed Financial, Inc.                  2,310,187
                                                          ---------------
                                                               42,320,076
                                                          ---------------
HEALTH CARE (6.1%)
     142,100    Centennial HealthCare Corp.(a)                  2,966,337
     112,500    Coventry Health Care, Inc.(a)                   1,631,250
      32,000    Express Scripts, Inc.(a)                        2,462,000
     156,700    Haemonetics Corp.(a)                            2,389,675
      69,600    Health Care & Retirement Corp.(a)               2,692,650
     135,500    Invacare Corp.                                  3,573,813
      74,500    Matria Healthcare, Inc.(a)                        302,656
      43,800    PSS World Medical, Inc.(a)                        547,500
      85,300    Protein Design Labs, Inc.(a)                    2,143,163
     106,400    Wesley Jessen VisionCare, Inc.(a)               2,872,800
                                                          ---------------
                                                               21,581,844
                                                          ---------------
TECHNOLOGY (9.6%)
     171,900    Antec Corp.(a)                                  3,292,966
     100,300    EG&G, Inc.                                      3,159,450
      70,900    Dallas Semiconductor Corp.                      2,388,443
     112,700    Evans & Sutherland Computer Corp.(a)            2,831,588
     151,600    INTERSOLV(a)                                    2,179,250
     270,100    MAPICS, Inc.(a)                                 4,760,513
     149,500    MicroTouch Systems, Inc.(a)                     2,392,000
     205,900    Pairgain Technologies, Inc.(a)                  3,217,188
          31    Structural Dynamics Research Corp.(a)                 785
     118,500    Symbol Technologies, Inc.                       4,169,718
      60,500    Thomas & Betts Corp.                            3,232,969
     108,400    Wang Laboratories, Inc.(a)                      2,601,600
                                                          ---------------
                                                               34,226,470
                                                          ---------------

See Notes to Financial Statements                         SCHRODER CAPITAL FUNDS

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-------------------------------------------------------------------------
          SCHRODER U.S. SMALLER COMPANIES PORTFOLIO (concluded)
-------------------------------------------------------------------------

COMMON STOCK (continued)

TRANSPORTATION/SERVICES/MISCELLANEOUS (21.1%)
      99,300    Alexandria Real Estate Equities, Inc.     $     3,146,567
     100,400    Atlas Air, Inc.(a)                              3,551,650
     102,500    C.H. Robinson Worldwide, Inc.                   2,370,312
      71,300    CNF Transportation, Inc.                        2,927,756
       7,700    CORT Business Services Corp.(a)                   301,261
     161,400    Career Education Corp.(a)                       4,014,824
      20,000    Cavanaughs Hospitality Corp.(a)                   273,750
     121,950    Comair Holdings, Inc.                           3,246,919
     128,800    Cornell Corrections, Inc.(a)                    2,833,600
     102,400    Eastern Environmental Services, Inc.(a)         2,918,400
     177,800    Group Maintenance America Corp.(a)              3,333,750
     181,100    Ha-Lo Industries, Inc.(a)                       5,602,780
     112,400    INSpire Insurance Solutions, Inc.(a)            3,674,075
     161,800    Ivex Packaging Corp.(a)                         3,751,737
      80,900    Jacor Communications, Inc.(a)                   4,277,588
     942,600    Laidlaw Environmental Services, Inc.(a)         3,652,575
      83,800    Mac-Gray Corp.(a)                               1,204,625
     134,700    Manufactured Home Communities, Inc.             3,359,081
     161,700    Mesaba Holdings, Inc.(a)                        3,516,975
     168,800    RCM Technologies, Inc.(a)                       3,502,600
      83,900    RemedyTemp, Inc.(a)                             2,443,588
     161,300    Select Appointments Holdings Public Ltd.
                  Co.                                           4,657,537
     107,300    StaffMark, Inc.(a)                              3,943,275
      93,500    Superior Services, Inc.(a)                      2,863,438
                                                          ---------------
                                                               75,368,663
                                                          ---------------

TOTAL INVESTMENTS (93.3%)
  (COST $292,812,680)                                         332,103,179

OTHER ASSETS LESS LIABILITIES (6.7%)                           23,700,242
                                                          ---------------

TOTAL NET ASSETS (100.0%)                                 $   355,803,421
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                    SCHRODER GLOBAL GROWTH PORTFOLIO
-----------------------------------------------------------------
AUSTRALIA (2.1%)
COMMON STOCK
       3,000    Australia & New Zealand Banking Group
                  Ltd.
                  FINANCE                                 $        21,308
       1,000    Brambles Industries Ltd.
                  SERVICES                                         20,293
       6,000    Foster's Brewing Group Ltd.
                  CONSUMER NON-DURABLES                            13,040
       2,000    Woodside Petroleum Ltd.
                  MATERIALS                                        11,499
                                                          ---------------
                                                                   66,140
                                                          ---------------
BELGIUM (0.3%)
COMMON STOCK
          41    Grupo Bruxelles Lambert
                  FINANCE                                           9,016
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
              SCHRODER GLOBAL GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------
CANADA (4.8%)
COMMON STOCK
       1,690    Amber Energy, Inc.
                  ENERGY                                  $        16,551
       2,000    Inco Ltd.
                  MATERIALS                                        20,550
       1,310    National Bank of Canada
                  FINANCE                                          26,740
         640    Northern Telecom Ltd.
                  SERVICES                                         41,039
         930    Precision Drilling Corp.
                  ENERGY                                           19,495
       3,530    Stelco, Inc.
                  MATERIALS                                        28,871
                                                          ---------------
                                                                  153,246
                                                          ---------------
CHILE, REPUBLIC OF (0.5%)
COMMON STOCK
         670    Compania de Telecomunicacion de Chile SA
                  ADR
                  SERVICES                                         14,866
                                                          ---------------
FRANCE (11.0%)
COMMON STOCK
         200    Accor SA
                  SERVICES                                         54,857
         125    Alcatel Alsthom
                  CAPITAL EQUIPMENT                                26,744
         320    Canal Plus
                  SERVICES                                         58,087
         220    Elf Aquitaine
                  ENERGY                                           30,558
         250    Groupe Danone
                  CONSUMER NON-DURABLES                            67,318
         350    Suez Lyonnaise des Eaux
                  MULTI-INDUSTRY                                   59,730
         250    Vivendi
                  MULTI-INDUSTRY                                   50,228
                                                          ---------------
                                                                  347,522
                                                          ---------------
GERMANY (8.3%)
COMMON STOCK
         145    Allianz AG
                  FINANCE                                          45,872
         640    Deutsche Bank AG
                  FINANCE                                          55,140
         500    Fresenius Medical Care AG
                  MATERIALS                                        33,206
       1,220    Hoechst AG
                  MATERIALS                                        60,904
          69    Mannesmann AG
                  CAPITAL EQUIPMENT                                67,537
                                                          ---------------
                                                                  262,659
                                                          ---------------

See Notes to Financial Statements                         SCHRODER CAPITAL FUNDS

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
              SCHRODER GLOBAL GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------
ITALY (3.7%)
COMMON STOCK
      35,040    Banca di Roma(a)
                  FINANCE                                 $        72,302
       5,920    Telecom Italia SpA
                  SERVICES                                         44,767
                                                          ---------------
                                                                  117,069
                                                          ---------------
JAPAN (7.8%)
COMMON STOCK
       1,000    Bridgestone Corp.
                  MATERIALS                                        22,805
       1,000    Credit Saison Co. Ltd.
                  FINANCE                                          20,063
       1,000    Fuji Photo Film Co.
                  CAPITAL EQUIPMENT                                33,847
       2,000    Matsushita Electric Industrial Co. Ltd.
                  CAPITAL EQUIPMENT                                31,321
       2,000    Mitsui Fudosan Co. Ltd.
                  FINANCE                                          16,180
       2,000    Sekisui House Ltd.
                  SERVICES                                         14,795
       2,000    Takeda Chemical Industries
                  CONSUMER DURABLES                                51,673
       8,000    Teijin Ltd.
                  MATERIALS                                        24,133
       1,000    Yamatake-Honeywell Co. Ltd.
                  CAPITAL EQUIPMENT                                10,104
       5,000    Yasuda Fire & Marine Insurance
                  SERVICES                                         21,578
                                                          ---------------
                                                                  246,499
                                                          ---------------
KOREA, REPUBLIC OF (1.0%)
COMMON STOCK
       3,000    Daewoo Heavy Industries
                  CAPITAL EQUIPMENT                                10,295
       1,100    LG Electronics
                  CONSUMER DURABLES                                10,317
         325    Samsung Electronics Co.
                  CONSUMER DURABLES                                12,353
                                                          ---------------
                                                                   32,965
                                                          ---------------
MEXICO (0.8%)
COMMON STOCK
       5,000    Grupo Carso SA de CV
                  MULTI-INDUSTRY                                   25,323
                                                          ---------------
NETHERLANDS (7.2%)
COMMON STOCK
       2,870    ABN Amro Holdings NV
                  SERVICES                                         69,568
         460    Aegon NV
                  FINANCE                                          36,862
         560    Baan Co. NV(a)
                  SERVICES                                         25,950
       1,340    Gucci Group NV-NY Shares
                  CONSUMER NON-DURABLES                            60,803

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
              SCHRODER GLOBAL GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

NETHERLANDS (continued)
COMMON STOCK (continued)

         350    Philips Electronics NV
                  CAPITAL EQUIPMENT                       $        33,290
                                                          ---------------
                                                                  226,473
                                                          ---------------
SINGAPORE (0.9%)
COMMON STOCK
       2,600    Development Bank of Singapore Ltd.(a)
                  FINANCE                                          15,687
       1,552    Singapore Press Holdings Ltd.
                  SERVICES                                         12,702
                                                          ---------------
                                                                   28,389
                                                          ---------------
SPAIN (3.6%)
COMMON STOCK
       3,110    Endesa SA
                  ENERGY                                           74,608
         851    Telefonica SA
                  SERVICES                                         38,075
                                                          ---------------
                                                                  112,683
                                                          ---------------
SWEDEN (1.5%)
COMMON STOCK
       1,130    Svenska Handelsbanken
                  SERVICES                                         47,619
RIGHTS
       1,130    Fastighets AB Balder(a)
                  SERVICES                                          1,097
                                                          ---------------
                                                                   48,716
                                                          ---------------
SWITZERLAND (2.8%)
COMMON STOCK
          41    Nestle SA
                  CONSUMER NON-DURABLES                            87,984
                                                          ---------------
UNITED KINGDOM (9.1%)
COMMON STOCK
       4,950    British Energy plc
                  ENERGY                                           45,609
       3,590    Cable & Wireless plc
                  SERVICES                                         40,572
       4,140    EMI Group plc
                  CONSUMER NON-DURABLES                            34,972
       3,570    Enterprise Oil plc
                  ENERGY                                           33,039
       3,140    Lloyds TSB Group plc
                  FINANCE                                          45,548
       5,510    LucasVarity plc
                  CAPITAL EQUIPMENT                                24,261
       8,600    Rolls-Royce plc(a)
                  CAPITAL EQUIPMENT                                40,917
         595    Zeneca Group plc
                  CONSUMER DURABLES                                24,151
                                                          ---------------
                                                                  289,069
                                                          ---------------

See Notes to Financial Statements                         SCHRODER CAPITAL FUNDS

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-------------------------------------------------------------------------
              SCHRODER GLOBAL GROWTH PORTFOLIO (concluded)
-------------------------------------------------------------------------
UNITED STATES OF AMERICA (15.2%)
COMMON STOCK
         240    Allstate Corp.
                  SERVICES                                $        22,590
         320    American Home Products Corp.
                  CONSUMER NON-DURABLES                            15,460
         275    American International Group, Inc.
                  FINANCE                                          34,048
         260    BankAmerica Corp.
                  FINANCE                                          21,499
         230    Bristol-Myers Squibb Co.
                  CONSUMER NON-DURABLES                            24,725
         375    Cisco Systems, Inc.
                  CONSUMER DURABLES                                28,359
         503    Federal Home Loan Mortgage Corp.
                  FINANCE                                          22,887
         585    Gap, Inc.
                  CONSUMER DURABLES                                31,590
         290    General Electric Co.
                  CONSUMER DURABLES                                24,179
         420    McGraw-Hill Cos., Inc.
                  SERVICES                                         32,838
         200    Merck & Co., Inc.
                  CONSUMER NON-DURABLES                            23,413
         370    Procter & Gamble Co.
                  CONSUMER NON-DURABLES                            31,057
         700    Rite Aid Corp.
                  CONSUMER NON-DURABLES                            25,068
         430    Sun Microsystems, Inc.
                  CONSUMER DURABLES                                17,227
         310    Textron, Inc.
                  CAPITAL EQUIPMENT                                22,998
         405    Travelers Group, Inc.
                  SERVICES                                         24,705
         325    United Technologies Corp.
                  CAPITAL EQUIPMENT                                30,550
         420    Wal-Mart Stores, Inc.
                  CONSUMER NON-DURABLES                            23,178
         245    Xerox Corp.
                  CAPITAL EQUIPMENT                                25,174
                                                          ---------------
                                                                  481,545
                                                          ---------------

TOTAL INVESTMENTS (80.6%)
  (COST $2,333,587)                                             2,550,164

OTHER ASSETS LESS LIABILITIES (19.4%)                             612,368
                                                          ---------------

TOTAL NET ASSETS (100.0%)                                 $     3,162,532
                                                          ---------------
                                                          ---------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
CONTRACT TO SELL

CONTRACT                            UNDERLYING FACE   UNREALIZED
  DATE       CURRENCY      UNITS    AMOUNT OF VALUE  APPRECIATION
---------  ------------  ---------  ---------------  ------------
 6/19/98   Japanese Yen  11,500,000    $(82,990)        $6,740

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       SCHRODER EM CORE PORTFOLIO
-----------------------------------------------------------------
ARGENTINA (3.7%)
COMMON STOCK
      40,100    Astra Cia Argentina de Petroleo SA
                  ENERGY                                  $        65,797
       3,877    Banco de Galicia y Buenos Aires SA de CV
                  ADR
                  FINANCE                                          79,478
       8,500    Compania Naviera Perez Companc SA
                  ENERGY                                           47,113
       3,200    Cresud SA ADR(a)
                  CONSUMER NON-DURABLES                            57,000
         900    Disco SA ADR(a)
                  CONSUMER NON-DURABLES                            31,163
      17,100    IRSA Inversiones y Representaciones S.A.
                  FINANCE                                          60,905
       3,500    Telecom Argentina ADR
                  SERVICES                                        108,500
       5,700    Telefonica de Argentina SA ADR
                  SERVICES                                        185,607
      11,100    YPF Sociedad Anonima ADR
                  ENERGY                                          344,794
                                                          ---------------
                                                                  980,357
                                                          ---------------
BOTSWANA (0.5%)
COMMON STOCK
      90,000    Sechaba Ord
                  CONSUMER NON-DURABLES                           144,860
                                                          ---------------
BRAZIL (14.5%)
COMMON STOCK
       7,800    Aracruz Celulose SA ADR
                  SERVICES                                        105,300
      24,300    Centrais Electricas Brasileiras SA
                  Electrobras
                  ENERGY                                          433,104
     200,000    Cia Cimento Portland Itau
                  MATERIALS                                        36,515
      10,769    Cia Ener de Minas Gerais ADR
                  ENERGY                                          352,525
      11,200    Companhia Brasileira de Distribuicao
                  Grupo Pao de Acucar
                  CONSUMER NON-DURABLES                           261,800
       7,800    Companhia Paranaense de Energia-Copel
                  ENERGY                                           77,512
      12,400    Petrol Brasileiro SA--Petrobas
                  ENERGY                                          242,570
       8,400    Telecomunicacoes Brasileiras SA Telebras
                  ADR
                  SERVICES                                        895,650
   1,040,000    Telecomunicacoes de Sao Paulp SA--Telesp
                  SERVICES                                        153,712
     590,000    Telecomunicacoes do Parana SA--Telepar
                  SERVICES                                        212,875
     590,000    Telepar Tel Parana(a)
                  SERVICES                                         80,021
   1,040,000    Telesp Tel Sao(a)
                  SERVICES                                         62,380
       8,300    Unibanco-Uniao Banco
                  FINANCE                                         259,894

See Notes to Financial Statements                         SCHRODER CAPITAL FUNDS

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 SCHRODER EM CORE PORTFOLIO (continued)
-----------------------------------------------------------------

BRAZIL (continued)

PREFERRED STOCK
     108,000    Banco Itau SA PN
                  FINANCE                                 $        64,789
   5,540,000    Centrais Eletricas Brasileiras SA
                  Electrobras
                  ENERGY                                          184,474
      15,000    Companhia Vale do Rio Doce
                  ENERGY                                          306,473
     770,000    Petrol Brasileiro--Petrobras
                  ENERGY                                          150,626
                                                          ---------------
                                                                3,880,220
                                                          ---------------
CHILE, REPUBLIC OF (3.9%)
COMMON STOCK
      10,200    Banco BHIF
                  FINANCE                                         154,275
      10,800    Chilectra SA
                  ENERGY                                          263,026
       5,500    Compania Cervecerias Unidas SA
                  CONSUMER NON-DURABLES                           132,000
      13,200    Compania de Telecomunicacion de Chile SA
                  ADR
                  SERVICES                                        292,875
       9,900    Distribucion y Servico
                  SERVICES                                        156,544
       5,100    Quinenco SA ADR
                  SERVICES                                         48,450
                                                          ---------------
                                                                1,047,170
                                                          ---------------
CHINA, PEOPLES REPUBLIC OF (0.7%)
COMMON STOCK
       6,000    Huaneng Power International, Inc. ADR(a)
                  ENERGY                                          104,250
     120,000    Qingling Motors Co.
                  CAPITAL EQUIPMENT                                47,232
       9,000    Shanghai Industrial Holdings
                  MULTI-INDUSTRY                                   25,261
                                                          ---------------
                                                                  176,743
                                                          ---------------
CZECH REPUBLIC (1.4%)
COMMON STOCK
       2,970    SPT Telekom AS
                  SERVICES                                        381,976
                                                          ---------------
EGYPT (0.6%)
COMMON STOCK
      11,200    Commercial International Bank GDR
                  FINANCE                                         159,040
                                                          ---------------
GREECE (4.1%)
COMMON STOCK
       2,250    Alfa Credit Bank
                  FINANCE                                         234,937
       2,430    Delta Informatics SA
                  SERVICES                                        106,936
       9,400    Hellenic Bottling Co. SA
                  CONSUMER NON-DURABLES                           314,876
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 SCHRODER EM CORE PORTFOLIO (continued)
-----------------------------------------------------------------

GREECE (continued)
COMMON STOCK (continued)

      10,880    Hellenic Telecommunication Organization
                  SA
                  SERVICES                                $       319,790
         864    National Bank of Greece
                  FINANCE                                         124,407
                                                          ---------------
                                                                1,100,946
                                                          ---------------
HONG KONG (3.2%)
COMMON STOCK
     244,000    Anhui Expressway Co. Ltd.
                  SERVICES                                         30,543
     223,000    Beijing Datang Power
                  MULTI-INDUSTRY                                   78,420
      38,000    Cheung Kong Infrastructure Holdings
                  CAPITAL EQUIPMENT                                84,346
     191,000    China Resources Beijing Land
                  FINANCE                                          88,735
      18,000    China Resources Enterprise Ltd.
                  FINANCE                                          21,022
      43,000    China Telecom (Hong Kong)(a)
                  SERVICES                                         76,855
      10,000    Citic Pacific Ltd.
                  FINANCE                                          24,325
      36,000    Cosco Pacific Ltd.
                  FINANCE                                          18,699
      82,400    Founder Hong Kong Ltd.
                  CAPITAL EQUIPMENT                                51,307
      57,000    Guangdong Kelon Electrical Holdings Co.
                  Ltd.
                  CONSUMER DURABLES                                54,434
      44,000    Guangnan Holdings
                  CONSUMER NON-DURABLES                            22,003
      62,000    Guangshen Railway
                  SERVICES                                          8,561
      64,000    Legend Holdings Ltd.(a)
                  CAPITAL EQUIPMENT                                22,505
      22,000    New World Development Co. Ltd.
                  MULTI-INDUSTRY                                   51,955
      44,000    New World Infrastructure(a)
                  CAPITAL EQUIPMENT                                77,790
      29,000    Ng Fung Hong Ltd.
                  CONSUMER NON-DURABLES                            24,700
     460,000    Yanzhou Coal Mining Co. Ltd.(a)
                  ENERGY                                           94,980
     125,000    Zhejiang Expressway Co. Ltd.
                  SERVICES                                         28,392
                                                          ---------------
                                                                  859,572
                                                          ---------------
HUNGARY (3.4%)
COMMON STOCK
       2,600    Gedeon Richter
                  CONSUMER NON-DURABLES                           219,830
       9,260    MOL Magyar Olaj GDR
                  ENERGY                                          211,822
      10,460    Matav RT ADR
                  SERVICES                                        292,880

See Notes to Financial Statements                         SCHRODER CAPITAL FUNDS

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 SCHRODER EM CORE PORTFOLIO (continued)
-----------------------------------------------------------------

HUNGARY (continued)
COMMON STOCK (continued)

       4,600    OTP Bank GDR
                  FINANCE                                 $       192,050
                                                          ---------------
                                                                  916,582
                                                          ---------------
INDIA (6.7%)
COMMON STOCK
       4,000    BSES Ltd. GDR(a)
                  ENERGY                                           53,500
      14,000    Grasim Industries Ltd. GDR
                  MATERIALS                                       108,850
      23,500    Great Eastern Shipping Co. GDR
                  MULTI-INDUSTRY                                  131,013
       8,000    Indian Hotels Co. Ltd. GDR(a)
                  SERVICES                                         88,500
       9,000    Indian Petrochemicals GDR
                  MATERIALS                                        38,250
       7,000    Larsen & Toubro GDR
                  MULTI-INDUSTRY                                   88,375
      25,700    Mahanagar Telephone GDR(a)
                  SERVICES                                        326,070
      18,000    Mahindra & Mahindra Ltd. GDR
                  CAPITAL EQUIPMENT                                90,000
       5,000    Ranbaxy Laboratories Ltd. GDR
                  MATERIALS                                        81,500
      27,900    Reliance Industries Ltd. GDS
                  MATERIALS                                       207,157
      22,000    State Bank of India GDR
                  FINANCE                                         305,250
         550    Tata Electric Co. GDR(b)
                  ENERGY                                          126,445
      11,500    Videsh Sanchar Nigam Ltd. GDR(a)
                  SERVICES                                        135,125
                                                          ---------------
                                                                1,780,035
                                                          ---------------
INDONESIA (1.2%)
COMMON STOCK
       3,500    Gulf Indonesia Resources Ltd.(a)
                  ENERGY                                           43,532
      15,000    PT Gudang Garam
                  CONSUMER NON-DURABLES                            11,018
      44,000    PT HM Sampoerna
                  CONSUMER NON-DURABLES                            14,795
      94,000    PT Indofoods Sukses Makmur
                  CONSUMER NON-DURABLES                            13,102
      29,000    PT Indostat ADR
                  SERVICES                                         38,367
     149,000    PT Telekomunikasi Indonesia
                  SERVICES                                         49,447
TREASURY BILLS
     138,994    Bank Indonesia Treasury Bill, 5.05%, due
                  6/1/98                                          138,994
                                                          ---------------
                                                                  309,255
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 SCHRODER EM CORE PORTFOLIO (continued)
-----------------------------------------------------------------
ISRAEL (4.9%)
COMMON STOCK
      14,930    Bank Hapoalim Ltd.
                  FINANCE                                 $        45,880
     290,300    Bank Leumi Le-Israel
                  FINANCE                                         586,256
      18,970    Blue Square-Israel Ltd.
                  CONSUMER NON-DURABLES                           275,065
       9,600    Teva Pharmaceutical Industries Ltd. ADR
                  MATERIALS                                       393,600
                                                          ---------------
                                                                1,300,801
                                                          ---------------
KOREA, REPUBLIC OF (4.8%)
COMMON STOCK
      17,000    Daewoo Heavy Industries
                  CAPITAL EQUIPMENT                                58,337
      26,323    Kookmin Bank(a)
                  FINANCE                                         129,978
       6,000    Korea Electric Power Corp.
                  ENERGY                                           60,107
      19,210    LG Electronics
                  CONSUMER DURABLES                               180,158
       3,000    LG Information & Communication Ltd.
                  CAPITAL EQUIPMENT                                70,338
       1,500    Pohang Iron & Steel Co. Ltd.(b)
                  MATERIALS                                        61,725
         123    SK Telecom Co. Ltd.(b)
                  SERVICES                                         56,700
       7,440    Samsung Display Devices Co.
                  CAPITAL EQUIPMENT                               263,770
       7,850    Samsung Electronics Co.
                  CONSUMER DURABLES                               298,383
       8,000    Samsung Heavy Industries(a)
                  CAPITAL EQUIPMENT                                48,085
      16,000    Shinhan Bank(a)
                  FINANCE                                          62,523
                                                          ---------------
                                                                1,290,104
                                                          ---------------
LUXEMBOURG (0.3%)
COMMON STOCK
       9,400    Quilmes Industrial SA ADR
                  CONSUMER NON-DURABLES                            90,475
                                                          ---------------
MALAYSIA (0.7%)
COMMON STOCK
       7,000    Berjaya Sports Toto Berhad
                  SERVICES                                         14,672
      34,000    Magnum Corp. Berhad
                  SERVICES                                         17,884
      18,000    Resorts World Berhad
                  SERVICES                                         27,887
      18,000    Tanjong PLC
                  SERVICES                                         29,762
      11,000    Telekom Malaysia Berhad
                  SERVICES                                         25,205

See Notes to Financial Statements                         SCHRODER CAPITAL FUNDS

 SCHEDULES OF INVESTMENTS  (CONTINUED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 SCHRODER EM CORE PORTFOLIO (continued)
-----------------------------------------------------------------

MALAYSIA (continued)
COMMON STOCK (continued)

      37,000    Tenaga Nasional Berhad
                  ENERGY                                  $        61,176
                                                          ---------------
                                                                  176,586
                                                          ---------------
MAURITIUS (0.3%)
COMMON STOCK
     135,000    State Bank of Mauritius Ltd.(a)
                  FINANCE                                          90,320
                                                          ---------------
MEXICO (12.4%)
COMMON STOCK
     120,000    Cemex SA
                  de CV
                  MATERIALS                                       494,782
     228,000    Cifra SA de CV
                  SERVICES                                        318,104
      37,000    Consorcio ARA S.A.(a)
                  CAPITAL EQUIPMENT                               142,275
     245,000    Controladora Comercial Mexicana SA de CV
                  SERVICES                                        240,108
      20,200    Desc SA de CV
                  MULTI-INDUSTRY                                  113,648
       9,600    Fomento Economico Mexica SA
                  de CV
                  CONSUMER NON-DURABLES                           319,056
      22,500    Grupo Carso SA de CV
                  MULTI-INDUSTRY                                  113,955
      17,700    Grupo Financiero Banamax Accivl SA de
                  CV(a)
                  FINANCE                                          44,170
     243,000    Grupo Financiero Bancomer
                  FINANCE                                         121,830
      94,222    Grupo Industrial Bimbo SA
                  CONSUMER NON-DURABLES                           207,340
      35,000    Grupo Industrial Saltillo SA de CV
                  MATERIALS                                       127,043
       6,400    Grupo Televisa SA(a)
                  SERVICES                                        250,000
      66,000    Sistema Argos SA de CV
                  CONSUMER NON-DURABLES                            63,335
       8,400    TV Azteca SA de CV
                  SERVICES                                        121,275
      11,300    Telefonos de Mexico SA ADS
                  SERVICES                                        536,044
       6,000    Tubos de Acero de Mexico SA ADR
                  MATERIALS                                        89,625
RIGHTS
       3,600    Cemex SA de CV(a)
                  MATERIALS                                         1,232
                                                          ---------------
                                                                3,303,822
                                                          ---------------
PAKISTAN (0.2%)
COMMON STOCK
       4,800    Hub Power Co. Ltd.
                  ENERGY                                           45,600
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 SCHRODER EM CORE PORTFOLIO (continued)
-----------------------------------------------------------------
PERU (0.9%)
COMMON STOCK
       5,800    CPT Telefonica del Peru SA ADS
                  SERVICES                                $       125,425
       7,370    Credicorp Ltd.
                  FINANCE                                         116,999
                                                          ---------------
                                                                  242,424
                                                          ---------------
PHILIPPINES (1.8%)
COMMON STOCK
     322,000    Ayala Land, Inc.
                  SERVICES                                        109,538
   1,155,000    Digital Telecommunications Philippines,
                  Inc.(a)
                  SERVICES                                         46,853
      37,000    Manila Electric Company
                  "B" Shares
                  ENERGY                                          109,242
       8,000    Philippine Long Distance Telephone Co.
                  SERVICES                                        205,391
                                                          ---------------
                                                                  471,024
                                                          ---------------
POLAND (2.3%)
COMMON STOCK
         800    Bank Przemslowo-Handlowy SA
                  FINANCE                                          59,353
      35,000    Elektrim Spolka Akcyjna SA
                  MULTI-INDUSTRY                                  460,183
      14,000    WBK Ord
                  FINANCE                                         100,258
                                                          ---------------
                                                                  619,794
                                                          ---------------
RUSSIA (2.4%)
COMMON STOCK
      13,210    Gazprom ADR
                  ENERGY                                          184,611
       4,010    Lukoil Holding ADR
                  ENERGY                                          165,118
       8,200    Pliva DD GDR
                  MATERIALS                                       134,890
       8,720    Unified Energy Systems
                  ENERGY                                          153,356
                                                          ---------------
                                                                  637,975
                                                          ---------------
SOUTH AFRICA (9.2%)
COMMON STOCK
      10,900    ABSA Group Ltd.
                  FINANCE                                          85,619
       4,400    Anglo American Corp. of South Africa
                  Ltd.
                  FINANCE                                         210,784
       3,000    Anglo American Industrial Corp.
                  MULTI-INDUSTRY                                   88,441
      28,463    Barlow Ltd.
                  MULTI-INDUSTRY                                  233,236
       7,180    Dimension Data Holdings Ltd.(a)
                  FINANCE                                          48,043
      13,000    Ellerine Holdings Ltd.
                  CONSUMER DURABLES                               111,191

See Notes to Financial Statements                         SCHRODER CAPITAL FUNDS

 SCHEDULES OF INVESTMENTS  (CONCLUDED)                              MAY 31, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 SCHRODER EM CORE PORTFOLIO (continued)
-----------------------------------------------------------------

SOUTH AFRICA (continued)
COMMON STOCK (continued)

      15,000    Fedsure Holdings Ltd.
                  FINANCE                                 $       230,993
     180,900    FirstRand Ltd.
                  FINANCE                                         352,608
      27,000    Ingwe Coal Corp.
                  ENERGY                                           95,306
      26,700    LA Retail Stores Ltd.
                  CONSUMER DURABLES                                84,408
      78,000    Malbak Ltd.
                  MATERIALS                                        70,345
      39,300    Nampak Ltd.
                  MATERIALS                                       137,200
      22,800    Rembrandt Group Ltd.
                  MULTI-INDUSTRY                                  187,714
      24,600    Sasol Ltd.
                  MULTI-INDUSTRY                                  195,617
       9,200    South African Breweries Ltd.
                  MULTI-INDUSTRY                                  259,441
      15,000    South African Druggists Ltd.
                  MATERIALS                                        78,549
                                                          ---------------
                                                                2,469,495
                                                          ---------------
TAIWAN (3.8%)
COMMON STOCK
      26,000    Acer, Inc. GDR(a)
                  SERVICES                                        188,500
       6,000    Asustek Computer, Inc.(a)
                  CAPITAL EQUIPMENT                               110,251
       7,000    Fubon Insurance Co. Ltd. GDR(a)
                  FINANCE                                         127,750
      13,000    ROC Taiwan Fund
                  FINANCE                                          93,438
       9,520    Siliconware Precision Industries Co.(a)
                  ENERGY                                           78,064
       6,500    Taiwan Fund, Inc.
                  FINANCE                                          91,406
      13,300    Taiwan Semiconductor Manufacturing
                  Co.(a)
                  ENERGY                                          251,038
       8,000    Teco Electric & Machinery GDR
                  MULTI-INDUSTRY                                   86,800
                                                          ---------------
                                                                1,027,247
                                                          ---------------
THAILAND (1.1%)
COMMON STOCK
       7,000    Advanced Info Service
                  Public Co. Ltd.
                  SERVICES                                         38,129
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-------------------------------------------------------------------------
                 SCHRODER EM CORE PORTFOLIO (concluded)
-------------------------------------------------------------------------

THAILAND (continued)
COMMON STOCK (continued)

      28,000    Bangkok Bank Public Co. Ltd.
                  FINANCE                                 $        57,192
      26,000    Electricity Generating
                  Public Co. Ltd.
                  ENERGY                                           41,843
      12,000    PTT Exploration & Production Public Co.
                  Ltd.
                  ENERGY                                          103,987
      31,000    Thai Farmers Bank Public Co. Ltd.
                  FINANCE                                          47,202
                                                          ---------------
                                                                  288,353
                                                          ---------------
TURKEY (0.6%)
COMMON STOCK
   3,324,675    Akbank T.A.S.
                  FINANCE                                          97,814
     234,000    Netas Telekomunik(a)
                  CAPITAL EQUIPMENT                                68,844
      15,200    Turkiye Is Bankasi (Isbank)
                  FINANCE                                             617
                                                          ---------------
                                                                  167,275
                                                          ---------------
VENEZUELA (0.5%)
COMMON STOCK
       4,100    Compania Anonima
                  SERVICES                                        126,332
                                                          ---------------
ZIMBABWE (0.2%)
COMMON STOCK
      69,000    NMBZ Holdings Ltd.
                  FINANCE                                          51,750
                                                          ---------------

TOTAL INVESTMENTS (90.3%)
  (COST $26,482,507)                                           24,136,133

OTHER ASSETS LESS LIABILITIES (9.7%)                            2,593,902
                                                          ---------------

TOTAL NET ASSETS (100.0%)                                 $    26,730,035
                                                          ---------------
                                                          ---------------

(a) Non-income producing security.

(b) Valued pursuant to methodology approved by the Board of Trustees.

ADR--American Depositary Receipts

GDR--Global Depositary Receipts

GDS--Global Depositary Shares

See Notes to Financial Statements                         SCHRODER CAPITAL FUNDS

                 (This page has been left blank intentionally.)

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-C- 1998 Norwest Advantage Funds
7/98



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